Registration Nos. 333-119629
811-9965

SECURITIES AND EXCHANGE COMMISSION

100 F STREET, N.E.

ROOM 1680

WASHINGTON, D.C. 20549

202-551-5850

Post-Effective

Amendment No. 7

to

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

THE GUARDIAN SEPARATE ACCOUNT F

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square, New York, New York 10004

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8359

RICHARD T. POTTER, JR., Vice President and Counsel

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

Copy to:

STEPHEN E. ROTH, ESQ.

Sutherland, Asbill & Brennan

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☐immediately	upon filing pursuant to paragraph (b) of Rule 485,

☒	on December 26, 2006 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required for such rule for the Registrant’s most recent fiscal year was filed by March 31, 2006.

VARIABLE ANNUITY PROSPECTUS	Securities Act of 1933 File No. 333-119629

December 26, 2006

THE GUARDIAN CXC VARIABLE ANNUITY

The Guardian Insurance & Annuity Company, Inc. has applied for a patent for its C-Share Investment Credit Annuity System wherein the variable annuity contract includes an Investment Credit, withdrawal charge percentages which are less than or equal to the Investment Credit percentage, and level asset based compensation to distributors.

THIS PROSPECTUS describes an individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account F (the Separate Account). The contract is designed to provide tax deferred annuity benefits under retirement programs. It will also pay a death benefit if the annuitant dies before annuity payments begin.

This contract provides for an investment credit. Therefore, it may have higher expenses than a similar annuity without such credits or enhancements. Over time, the higher charges could be more than the value of the credits. Accordingly, you should always consider the expenses along with the features and enhancements to be sure this annuity meets your financial needs and goals.

The minimum initial premium payment is $2,000. For each premium payment you make during the first contract year, we credit an additional 3% (an investment credit) of the net premium (premium minus any annuity taxes) to your accumulation value. Your premiums may be invested in up to 20 investment options. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds accompany this prospectus.

•	RS Variable Products Trust
–	RS Core Equity VIP Series†
–	RS S&P 500 Index VIP Series†
–	RS Asset Allocation VIP Series†
–	RS High Yield Bond VIP Series†
–	RS Low Duration Bond VIP Series†
–	RS Large Cap Value VIP Series†
–	RS Partners VIP Series†
–	RS Small Cap Core Equity VIP Series†
–	RS International Growth VIP Series†
–	RS Emerging Markets VIP Series†
–	RS Investment Quality Bond VIP Series†
–	RS Cash Management VIP Series†
•	AIM Variable Insurance Funds (Series II Shares)
–	AIM V.I. Capital Appreciation Fund*
–	AIM V.I. Basic Value Fund
–	AIM V.I. Government Securities Fund
–	AIM V.I. Mid Cap Core Equity Fund
–	AIM V.I. Core Equity Fund**
•	The Alger American Fund
–	Alger American Leveraged All Cap Portfolio (Class S Shares)
•	AllianceBernstein (Class B)
–	AllianceBernstein Real Estate Investment Portfolio
–	AllianceBernstein Value Portfolio
–	Alliance Bernstein Growth & Income Portfolio
–	AllianceBernstein Large Cap Growth Portfolio
–	AllianceBernstein Global Technology Portfolio
•	Davis Variable Account Fund, Inc.
–	Davis Financial Portfolio
–	Davis Real Estate Portfolio
–	Davis Value Portfolio
•	Fidelity Variable Insurance Products Funds (Service Class 2)
–	Fidelity VIP Balanced Portfolio
–	Fidelity VIP Contrafund Portfolio
–	Fidelity VIP Equity-Income Portfolio
–	Fidelity VIP Growth Portfolio
–	Fidelity VIP Investment Grade Bond Portfolio
–	Fidelity VIP Mid Cap Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
–	Franklin Rising Dividends Securities Fund
–	Franklin Small Cap Value Securities Fund
–	Templeton Growth Securities Fund
•	Gabelli Capital Series Funds, Inc.
–	Gabelli Capital Asset Fund
•	MFS® Variable Insurance TrustSM (Service Class)
–	MFS Research Bond Series
–	MFS Capital Opportunities Series
–	MFS Emerging Growth Series
–	MFS Investors Trust Series
–	MFS New Discovery Series
–	MFS Strategic Income Series
–	MFS Total Return Series
•	Value Line Centurion Fund
•	Value Line Strategic Asset Management Trust
•	Van Kampen Life Investment Trust (Class II Shares)
–	Van Kampen Life Investment Trust Government Portfolio
–	Van Kampen Life Investment Trust Growth and Income Portfolio

A Statement of Additional Information for the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on page 114 of this prospectus.

The Statement of Additional Information, which is dated March 15, 2006, is incorporated by reference into this prospectus.

†	Effective October 9, 2006 pursuant to shareholder approval of a plan of reorganization, the Guardian Stock Fund, Guardian VC 500 Index Fund Guardian VC Asset Allocation Fund, Guardian VC High Yield Bond Fund, Guardian VC Low Duration Bond Fund, Guardian UBS VC Large Cap Value Fund, Guardian UBS VC Small Cap Value Fund, Guardian Bond Fund, Guardian Cash Fund, Baillie Gifford International Growth Fund, Baillie Gifford Emerging Markets Fund and Guardian Small Cap Stock Fund (collectively, the “Guardian Funds”) are no longer available as investment options under this contract. They have been replaced by the RS Core Equity VIP Series, RS S&P 500 Index VIP Series, RS Asset Allocation VIP Series, RS High Yield Bond VIP Series, RS Low Duration Bond VIP Series, RS Large Cap Value VIP Series, RS Partners VIP Series, RS Investment Quality Bond VIP Series, RS Cash Management VIP Series, RS International Growth VIP Series, RS Emerging Markets VIP Series and the RS Small Cap Core Equity VIP Series (collectively the “RS Funds”) respectively, each a series of the RS Variable Products Trust.
*	Effective May 1, 2006, pursuant to shareholder approval of a plan of reorganization, assets in the AIM V.I. Aggressive Growth Fund and the AIM V.I. Growth Fund were transferred to the AIM V.I. Capital Appreciation Fund. As a result of the reorganization, the AIM V.I. Aggressive Growth Fund and the AIM V.I. Growth Fund ceased operations and are no longer investment options under the contract. They have been replaced by the AIM V.I. Capital Appreciation Fund.
**	Effective May 1, 2006, pursuant to shareholder approval of a plan of reorganization, assets in the AIM V.I. Premier Equity Fund were transferred to the AIM V.I. Core Equity Fund. As a result of the reorganization, the AIM V.I. Premier Equity Fund ceased operations and is no longer an investment option under the contract. It has been replaced by the AIM V.I. Core Equity Fund.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.

CONTENTS

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering unless described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

SUMMARY

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

AVARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity payout option. That’s why this product is called a variable annuity.

HOW A VARIABLE ANNUITY WORKS

During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 20 investment options. For each premium payment you make during the first contract year, we will credit an additional 3% of the net premium to your accumulation value. The investment credits will be allocated to the variable investment options and the fixed-rate option in the same ratio as the applicable net premium payment.

When you allocate your premiums or investment credits to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments and investment credits allocated to the variable investment options. Further, because this contract provides for an investment credit and may therefore, over time, have higher expenses than a similar annuity without such a credit, no assurance can be given that in certain circumstances, such as a period of poor market performance, the value of the investment credit will exceed these expenses. When you allocate your net premium payments or investment credits to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 47 investment divisions, corresponding to 47 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract’s investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It’s determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division’s units, and adding your value in the fixed-rate option. The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity payments under this contract must begin no later than the annuitant’s 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on amounts included in your income. You may select one or a combination of annuity payout options under the contract:

•	Life annuity without a guaranteed period
•	Life annuity with a 10-year guaranteed period
•	Joint and survivor annuity
•	Annuity payments to age 100.
•	Payments for a period certain
•	10-year guaranteed period

These payout options are available on either a variable or fixed-rate basis. They’re described in more detail in the section titled The annuity period.

OTHER CONTRACT FEATURES

Investment credits

During the first contract year, we credit to the contract an investment credit of 3% of each net premium payment you make. There is no specific charge for the investment credit. We will pay the credit out of our surplus, and we will recover it over time from a portion of the proceeds of the surrender charge, contract fee, and mortality and expense risk charge. To the extent that these charges exceed our actual costs, we may generate a profit. Generally, an annuity with

Payout options

Annuity payout options are available on either a variable or fixed-rate basis.

SUMMARY	PROSPECTUS	1

investment credits or other premium enhancements may have higher expenses than a similar annuity without such credits or enhancements. Over time, the higher charges could be more than the value of the credits. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals. Please note that we will recapture any investment credit that has been credited to your contract if you surrender your contract during the free look period. Please see How we allocate your premium payments.

Transfers among investment options

You can make transfers among the variable investment options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent Transfers Among the Variable Investment Options. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If the annuitant should die (or both the annuitant and contingent annuitant should die, if a contingent annuitant has been named) before annuity payments begin, then we pay a death benefit to the beneficiary. Please see Other contract features: Death benefits.

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin, except as noted below. Please see The accumulation period: Surrenders and partial withdrawals. During the annuity period, under payment options F-4, F-5 and V-4, all or a portion of the present value of the remaining payments may be withdrawn. Please see The annuity period: Fixed annuity payout options; Variable annuity payout options; Federal Tax Matters. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

Optional riders

The contract also gives you the option to purchase other riders to provide additional benefits. DecadeSM, the living benefit rider, provides that your contract value on the tenth anniversary is at least as much as your initial premium payment (adjusted for any partial withdrawals and excluding investment credits), provided you comply with certain rules. The guaranteed minimum income benefit rider establishes a guaranteed income base that can be used to provide a guaranteed minimum income annuity benefit regardless of the investment performance of the contract. The guaranteed minimum withdrawal benefit riders provide a guaranteed minimum withdrawal amount regardless of the investment performance of the contract. Please refer to Other contract features.

EXPENSES

The following are expenses that you will incur as a contract owner:

•	Operating expenses for mutual funds comprising the variable investment options

Management fees, 12b-1 fees, and other expenses associated with the Funds you may pay while owning the contract ranged from 0.37% to 1.51% in 2005, but may be different in the future. Actual charges will depend on the variable investment options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Mortality and expense risk charges

1.55% annually for each of the first four contract years and thereafter 1.45% annually, of the net asset value of your variable investment options.

•	Administrative expenses

0.20% annually of the net asset value of your variable investment options.

•	Contract fee

An annual fee of $35, if the accumulation value in your contract is less than $100,000 on your contract’s anniversary date.

Please see Financial information: Contract costs and expenses.

The following are expenses that you may incur as a contract owner:

•	Contingent deferred sales charges

A charge of up to 4% against any amount that you

2	PROSPECTUS	SUMMARY

withdraw during the first five contract years that is attributable to premium payments made during the first five contract years.

•	Living benefit rider expense

If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

•	Guaranteed minimum income benefit rider expense

If you choose this rider, you will pay an annual charge of 0.50% of the guaranteed income base at the time the charge is deducted on each rider anniversary and upon termination of the rider.

•	Guaranteed minimum withdrawal benefit rider expense

If you choose one of these riders, you will pay an annual charge of 0.60% or 0.75%, depending on the rider chosen, of the adjusted guaranteed withdrawal balance at the time the charge is deducted on each contract anniversary and prior to payment of any death benefit or the annuitization of the contract.

•	Annuity taxes

A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.

•	Partial withdrawal charge

During the annuity period, if you choose the Fixed Annuity Payments to Age 100, Variable Annuity Payments to Age 100 or Payments for a Period Certain as an annuity payout option and you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Please see Financial information: Contract costs and expenses.

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms will vary depending on where you live.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

For information about the compensation we pay for sales of the contracts, see Distribution of the Contract.

Please see Special terms used in this prospectus for definitions of key terms.

SUMMARY	PROSPECTUS	3

EXPENSE TABLES

Expenses

The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial Information: Contract costs and expenses and the accompanying Fund prospectuses for a more complete description of the various costs and expenses. Premium taxes may apply.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Contingent Deferred Sales Charge	4% declining annually[1]

Contract year	Contingent deferred sales charge percentage
1	4%
2	3%
3	3%
4	2%
5	2%
6+	0%
Transfer Fee:	$25 for each transfer (currently, none)

* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the contract accumulation value, depending on the state requirements.

1 The contingent deferred sales charge is assessed on premiums withdrawn that were paid into your contract during the first five contract years. During the first five contract years, you may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments made during the first five contract years that have not been previously withdrawn, or (ii) 10% of the total premium payments made during the first five contract years, minus the aggregate amount of all prior partial withdrawals made during the current contract year.

There is a partial withdrawal charge that applies to partial withdrawals during the annuity period in excess of one per quarter. This charge is the lesser of $25 or 2% of the partial withdrawal amount. Partial withdrawals are only available during the annuity period if you choose one of the two payments to 100 annuity payout options or the period certain annuity payout option.

4	PROSPECTUS	EXPENSE TABLES

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

Annual Contract Fee:	$35.00*
*	The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

LB = LivingBenefit

	Contract w/ no additional rider	Contract w/ LB
Mortality & Expense Risk Charge
• years 0-4	1.55%	1.55%
• years 5 and beyond	1.45%	1.45%
Other Separate Account Fees
• Administrative Charge	0.20%	0.20%
• Charge for Additional Rider
– Living Benefit	0.00%	0.25%
Subtotal Other Separate Account Fees	0.20%	0.45%
Total Separate Account Level Annual Expenses
• years 0-4	1.75%	2.00%
• years 5 and beyond	1.65%	1.90%

FEES FOR OPTIONAL BENEFITS DEDUCTED FROM ACCUMULATION VALUE

Annual Guaranteed Minimum Income Benefit Rider Fee:	0.50% of guaranteed income base†
†	Please see the Guaranteed Minimum Income Benefit (GMIB) Rider section of this prospectus for a definition of “guaranteed income base”.

Annual Lifetime Focus Guaranteed Minimum Withdrawal Benefit (Single Version) Rider Fee:	1.25% of adjusted guaranteed withdrawal balance (maximum)††
0.60% of adjusted guaranteed withdrawal balance (current)††

Annual Lifetime Asset Access Enhanced Guaranteed Minimum Withdrawal Benefit Rider Fee:	1.00% of adjusted guaranteed withdrawal balance (maximum)††
0.60% of adjusted guaranteed withdrawal balance (current)††

Annual Spousal Asset Access Guaranteed Minimum Withdrawal Benefit and Lifetime Focus Guaranteed Minimum Withdrawal Benefit (Spousal Version) Rider Fee:	1.25% of adjusted guaranteed withdrawal balance (maximum)††
0.75% of adjusted guaranteed withdrawal balance (current)††
††	The current charge for this rider is 0.60% or 0.75%, depending on the rider chosen. We reserve the right to increase the charge to a maximum of 1.00% or 1.25%, depending on the rider chosen, if the guaranteed withdrawal balance is stepped up to equal the accumulation value of the contract. Please see the Guaranteed Minimum Withdrawal Benefit Riders section of this prospectus for more information and a definition of “adjusted guaranteed withdrawal balance.”

The next item shows the lowest and highest total operating expenses charged by the mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution [and/or service] (12b-1) fees, and other expenses)

	Lowest	Highest
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)**	0.37%	1.51%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds and has not been independently verified by GIAC.

**	“Total Annual Underlying Mutual Fund Operating Expenses” are expenses for the fiscal year ended December 31, 2005.

EXPENSE TABLES	PROSPECTUS	5

Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) maximum and (b) minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 assumes you select the Basic Contract with the Spousal Continuation Guaranteed Minimum Withdrawal Benefit Rider, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $852	(a) $1,677	(a) $2,518	(a) $4,739
(b) $733	(b) $1,325	(b) $1,941	(b) $3,647

Chart 2. Chart 2 assumes you select the Basic Contract with the Spousal Continuation Guaranteed Minimum Withdrawal Benefit Rider, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $452	(a) $1,377	(a) $2,318	(a) $4,739
(b) $333	(b) $1,025	(b) $1,741	(b) $3,647

Chart 3. Chart 3 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $777	(a) $1,445	(a) $2,118	(a) $3,908
(b) $658	(b) $1,089	(b) $1,532	(b) $2,768

Chart 4. Chart 4 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
(a) $377	(a) $1,145	(a) $1,918	(a) $3,908
(b) $258	(b) $ 789	(b) $1,332	(b) $2,768

A table of accumulation unit values is in Appendix A – Summary Financial Information.

6	PROSPECTUS	EXPENSE TABLES

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $10 billion as of December 31, 2005. Its financial statements appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2005, Guardian Life had total assets (GAAP basis) in excess of $40 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

EXPENSE TABLES	PROSPECTUS	7

BUYING A CONTRACT

Tax-Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

3900 Burgess Place

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $2,000. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan or employer-sponsored plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. However, if you purchase the GMIB rider, the initial premium payment and any subsequent premium payments made in the first contract year cannot exceed $1,000,000 in the aggregate without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.

8	PROSPECTUS	BUYING A CONTRACT

THE ACCUMULATION PERIOD

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use net premium payments and any investment credits to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

We credit to the contract an investment credit of 3% of each net premium payment made during the first contract year. Each investment credit is credited to the contract when the applicable net premium payment is allocated to the variable investment options or the fixed-rate option. Investment credits are applied pro-rata to the variable investment options or the fixed-rate option in the same ratio as the applicable net premium payment. Investment credits posted during the free-look period vest after the expiration of the free-look period. Investment credits posted after expiration of the free-look period vest immediately.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 variable investment options at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

Accumulation

units

The value of accumulation units will vary as the value of investments rises and falls in the variable investment options.

ACCUMULATION PERIOD	PROSPECTUS	9

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account F, to receive and invest your premium payments in the variable investment options. The Separate Account has investment divisions, some of which correspond to the 47 Funds available to you. The performance of each division is based on the Fund in which it invests.

The Separate Account was established on February 24, 2000 under Delaware law. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. Delaware insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC’s responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we’ll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers),

•	deregistering the Separate Account under the 1940 Act,

•	operating the Separate Account as a management investment company, or in another permissible form,

•	combining two or more Separate Accounts or investment divisions,

•	transferring assets among investment divisions, or into another Separate Account, or into GIAC’s general account,

•	modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code, and

•	adding to or suspending your ability to make allocations or transfers into any variable investment option or the fixed-rate option.

10	PROSPECTUS	ACCUMULATION PERIOD

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 20 of the variable investment options, or 19 of the variable investment options and the fixed-rate option, at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Variable

investment options

You may choose to invest in a maximum of 20 of the variable investment options, or 19 of the variable investment options and the fixed-rate option, at any time.

ACCUMULATION PERIOD	PROSPECTUS	11

Variable investment options	Investment objectives	Typical investments
RS Core Equity VIP Series	Seeks long-term growth of capital. Income is not a specific objective, although it is anticipated that long-term growth of capital will be accompanied by growth of income.	U.S. common stocks
RS S&P 500 Index VIP Series	Seeks to track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Common stocks of companies in the S&P Index, which emphasizes large U.S. companies
RS Asset Allocation VIP Series	Long-term total investment return consistent with moderate investment risk. Total investment return consists of income and changes in the market value of the fund’s investments.	Shares of RS S&P 500 Index VIP Series, the RS Core Equity VIP Series, the RS Investment Quality Bond VIP Series, and the RS Cash Management VIP Series
RS High Yield Bond VIP Series	Seeks current income; capital appreciation is a secondary objective.	Corporate bonds and other debt securities rated below investment grade
RS Low Duration Bond VIP Series	Seeks a high level of current income consistent with preservation of capital.	Investment grade debt obligations, such as corporate bonds, mortgage-backed and asset-backed securities and obligations of the U.S. government and its agencies
RS Large Cap Value VIP Series	Seeks to maximize total return, consisting of capital appreciation and current income.	Normally, at least 80% of the value of the Fund’s net assets is invested in equity securities issued by companies with large market capitalization at the time of purchase
RS Partners VIP Series	Seeks long-term growth. The Fund seeks to increase shareholder capital over the long term.	Principally, equity securities of companies with market capitalizations up to $3 billion that the adviser believes to be undervalued. The fund may at times invest a portion of its assets in debt securities and other income-producing securities.
RS Investment Quality Bond VIP Series	Seeks to secure maximum current income without undue risk to principal; capital appreciation is a secondary objective.	Investment grade debt obligations
RS Cash Management VIP Series	Seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity.	Money market instruments
RS International Growth VIP Series	Seeks long-term capital appreciation. It is anticipated that long-term capital appreciation will be accompanied by dividend income, which may vary depending on factors such as the location of the investments.	Common stocks and convertible securities issued by foreign companies

12	PROSPECTUS	ACCUMULATION PERIOD

Variable investment options	Investment objectives	Typical investments
RS Emerging Markets VIP Series	Seeks long-term capital appreciation. It is anticipated that long-term capital appreciation will be accompanied by dividend income, which may vary depending on factors such as the location of the investments.	Common stocks and convertible securities of emerging market companies
RS Small Cap Core Equity VIP Series	Seeks long-term growth of capital. Income is not a specific objective, although it is anticipated that long-term growth of capital will be accompanied by growth of income.	U.S. common stocks of companies with small market capitalization
AIM V.I. Capital Appreciation Fund	Growth of capital	Common stocks
AIM V.I. Basic Value Fund	Long-term growth of capital	Equity securities of U.S. issuers that have market capitalizations of greater than $500 million and are believed to be undervalued in relation to long-term earning power or other factors
AIM V.I. Government Securities Fund	Achieve a high level of current income consistent with reasonable concern for safety of principal	Debt securities issued, guaranteed or otherwise backed by the U.S. government
AIM V.I. Mid Cap Core Equity Fund	Long-term growth of capital	Equity securities, including convertible securities, of mid-cap companies
AIM V.I. Core Equity Fund	Growth of capital	Equity securities including convertible securities of established companies
Alger American Leveraged AllCap Portfolio	Long-term capital appreciation	Equity securities of companies of any size which demonstrate promising growth potential
AllianceBernstein Real Estate Investment Portfolio	Total return from long-term growth of capital and from income	Equity securities of real estate investment trusts or “REITS” and other real estate industry companies
AllianceBernstein Value Portfolio	Long-term growth of capital	Diversified portfolio of equity securities
AllianceBernstein Growth & Income Portfolio	Long-term growth of capital	Dividend-paying common stocks of good quality
AllianceBernstein Large Cap Growth Portfolio	Long-term growth of capital	Equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth
AllianceBernstein Global Technology Portfolio	Long-term growth of capital	Securities of companies that use technology extensively in the development of new or improved products or processes
Davis Financial Portfolio	Long-term growth of capital	Common stocks of financial companies
Davis Real Estate Portfolio	Total return through a combination of growth and income	Securities issued by companies that are “principally engaged” in real estate
Davis Value Portfolio	Long-term growth of capital	U.S. common stocks of companies with at least $10 billion market capitalization
Fidelity VIP Balanced Portfolio	Income and growth of capital	Balance between stocks, bonds and other debt securities

ACCUMULATION PERIOD	PROSPECTUS	13

Variable investment options	Investment objectives	Typical investments
Fidelity VIP Contrafund Portfolio	Long-term capital appreciation	U.S. and foreign common stocks of companies believed to be undervalued
Fidelity VIP Equity-Income Portfolio	Reasonable income; also considers potential for capital appreciation	Income-producing equity securities
Fidelity VIP Growth Portfolio	Capital appreciation	Common stocks of companies believed to have above-average growth potential
Fidelity VIP Investment Grade Bond Portfolio	As high level of current income as is consistent with the preservation of capital	U.S. dollar-denominated investment grade bonds
Fidelity VIP Mid Cap Portfolio	Long-term growth of capital	Common stocks with medium market capitalization, both U.S. and foreign
Franklin Rising Dividends Securities Fund	Long-term capital appreciation	Equity securities of companies that have paid consistently rising dividends over the past 10 years
Franklin Small Cap Value Securities Fund	Long-term total return	Equity securities of small-cap U.S. companies believed to be undervalued
Gabelli Capital Asset Fund	Growth of capital; current income as a secondary objective	U.S. common stocks, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers.
MFS Research Bond Series	Total return (a high level of current income and long-term growth of capital)	Fixed income securities such as corporate bonds, U.S. government securities and mortgage-backed and asset-backed securities
MFS Capital Opportunities Series	Capital appreciation	Common stocks and related securities such as preferred stocks, convertible securities and depositary receipts for these securities
MFS Emerging Growth Series	Long-term growth of capital	Common stocks and related securities, such as preferred stock, convertible securities, and depository receipts for those securities of emerging growth companies of any size
MFS Investors Trust Series	Long-term growth of capital with a secondary objective to seek reasonable current income	Common stocks and related securities, such as preferred stock, convertible securities, and depository receipts issued by U.S. and foreign companies
MFS New Discovery Series	Capital appreciation	Equity securities of emerging growth companies that offer companies that offer superior prospects for growth, both U.S. and foreign
MFS Strategic Income Series	High current income and secondary objective is significant capital appreciation	U.S. and foreign government securities, corporate bonds and mortgage-backed and asset-backed securities
MFS Total Return Series	Above average income consistent with prudent employment of capital; as a secondary objective, to provide reasonable opportunity for growth of capital and income	Broad list of securities, including a combination of equity and fixed-income, both U.S. and foreign

14	PROSPECTUS	ACCUMULATION PERIOD

Variable investment options	Investment objectives	Typical investments
Templeton Growth Securities Fund	Long-term capital growth	Equity securities of companies that are located anywhere in the world, including those in the U.S. and emerging markets
Value Line Centurion Fund	Long-term growth of capital	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking System
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking Systems, bonds and money market instruments
Van Kampen Life Investment Trust Government Portfolio (Class II shares)	High current return consistent with preservation of capital	Debt securities issued by or guaranteed by the U.S. government, its agencies or its instrumentalities
Van Kampen Life Investment Trust Growth and Income Portfolio (Class II shares)	Long-term growth of capital and income	Income-producing equity securities, including common stocks and convertible securities, although investments are also made in non-convertible preferred stocks and debt securities

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names as mutual funds available directly to the public on a retail basis. The Funds are not the same funds as these publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Investment advisers (or their affiliates) pay us compensation every year for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., MFS Investment Management, A I M Advisors, Inc., Fred Alger Management, Inc., Fidelity Management & Research Company, Gabelli Funds, LLC, Davis Selected Advisers, LP, Alliance Capital Management LP, Van Kampen Asset Management Inc. and Templeton Global Advisors Limited. This compensation ranges from .15% to .35% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from some Funds. Those Funds include funds from AIM, Alger, AllianceBernstein, Fidelity, Franklin Templeton, MFS, Value Line and Van Kampen. Currently, the amount of 12b-1 fees ranges from .08% to .40%.

ACCUMULATION PERIOD	PROSPECTUS	15

Before investing

Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

The Funds’ investment advisers and their principal business addresses are shown in the table below.

Fund	Investment adviser and principal business address
RS Core Equity VIP Series	RS Investment Management Co. LLC
RS Partners VIP Series	388 Market Street
RS Small Cap Core Equity VIP Series	San Francisco, CA 94111
RS S&P 500 Index VIP Series	RS Investment Management Co. LLC
RS Asset Allocation VIP Series	(Adviser)
RS High Yield Bond VIP Series	388 Market Street
RS Low Duration Bond VIP Series	San Francisco, CA 94111
RS Investment Quality Bond VIP Series
RS Cash Management VIP Series	Guardian Investor Services LLC
(Sub-adviser)
7 Hanover Square
New York, NY 10004
RS Large Cap Value VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, CA 94111
UBS Global Asset Management (Americas) Inc. (Sub-adviser) One North Wacker Drive Chicago, Illinois 60606
RS International Growth VIP Series RS Emerging Markets VIP Series	RS Investment Management Co. LLC (Adviser) 388 Market Street San Francisco, CA 94111
Guardian Baillie Gifford Limited (Sub-Adviser) Baillie Gifford Overseas Limited (Sub-sub-adviser) Calton Square, 1 Greenside Row Edinburgh, EH1 3AN, Scotland
AIM V.I. Capital Appreciation Fund AIM V.I. Basic Value Fund AIM V.I. Government Securities Fund AIM V.I. Mid Cap Core Equity Fund	A I M Advisors, Inc. 11 Greenway Plaza – Suite 100 Houston, Texas 77046-1173
AIM V.I. Core Equity Fund
Alger American Leveraged AllCap Portfolio	Fred Alger Management, Inc. I I I Fifth Avenue New York, New York 10003

AllianceBernstein Real Estate Investment Portfolio

AllianceBernstein Value Portfolio

AllianceBernstein Growth & Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

AllianceBernstein Global Technology Portfolio

Alliance Capital Management LP 1345 Avenue of the Americas New York, New York 10105

16	PROSPECTUS	ACCUMULATION PERIOD

Fund	Investment adviser and principal business address
Davis Financial Portfolio Davis Real Estate Portfolio Davis Value Portfolio	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, Arizona 85706

Fidelity VIP Balanced Portfolio

Fidelity VIP Contrafund Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP Investment Grade Bond Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity Management & Research Company 82 Devonshire Street Boston, Massachusetts 02109
Franklin Rising Dividends Securities Fund Franklin Small Cap Value Securities Fund	Franklin Advisory Services, LLC One Parker Plaza Ninth Floor Fort Lee, New Jersey 07024
Gabelli Capital Asset Fund	Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422
MFS Research Bond Series MFS Capital Opportunities Series MFS Emerging Growth Series MFS Investors Trust Series MFS New Discovery Series MFS Strategic Income Series MFS Total Return Series	MFS Investment Management 500 Boylston Street Boston, Massachusetts 02116
Templeton Growth Securities Fund	Templeton Global Advisers Limited Lyford Cay Nassau, Bahamas Templeton Asset Management Limited (Sub-adviser) #7 Temasek Boulevard #38-3 Suntec Tower One Singapore 038987
Value Line Centurion Fund Value Line Strategic Asset Management Trust	Value Line Inc. 220 East 42nd Street New York, New York 10017
Van Kampen Life Investment Trust Government Portfolio Van Kampen Life Investment Trust Growth and Income Portfolio	Van Kampen Asset Management. 1221 Avenue of the Americas New York, New York 10020

ACCUMULATION PERIOD	PROSPECTUS	17

When you buy a contract, please note:

•	You can choose up to 20 variable investment options, or 19 variable investment options and the fixed-rate option, at any one time.

•	There are no initial sales charges on the premium payments that you allocate to the variable investment options.

•	All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

•	You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee, limit the number of transactions or otherwise restrict transaction privileges.

•	You can change beneficiaries as long as the annuitant is living.

FIXED-RATE OPTION

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate which is disclosed in your contract. This minimum annual rate will be 3%. You can allocate all of your net premium payments to this option or you may choose it as one of your investment selections. However, the maximum amount of your initial premium payment that you may allocate to the fixed-rate option is $500,000. The maximum aggregate amount that you may add to the fixed-rate option during your first contract year is $100,000, regardless of the amount of your initial premium payment allocation to the fixed-rate option. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC’s general assets.

At certain times we may choose to pay interest at a rate higher than the minimum annual rate specified in your contract, but we aren’t obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don’t use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn’t been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

•	The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

•	This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

18	PROSPECTUS	ACCUMULATION PERIOD

•	At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

•	The renewal rate will be guaranteed until the next contract anniversary date.

The fixed-rate option may not be available in your state. We reserve the right to discontinue this option at any time. We also reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional payments and/or transfers under existing contracts.

TRANSFERS

You can transfer money among variable investment options or change your future percentage allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

•	We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature; amounts that have been in the fixed- rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

–	25% of the amount in the fixed-rate option on the applicable contract anniversary date, or

–	the amount equal to the largest previous transfer out of the fixed-rate option for your contract.

•	Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

•	If you have selected the GMWB rider, your transfers are limited to moving 100% of the contract accumulation value from one allocation model to another allocation model. See Guaranteed Minimum Withdrawal Benefit (GMWB) Rider.

Transfers

You can transfer money among variable investment options both before and after the date annuity payments begin.

ACCUMULATION PERIOD	PROSPECTUS	19

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone or electronic transactions. We may record telephone conversations regarding transfers without disclosure to the caller. See Telephonic and Electronic Services.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. New York City time, you will receive that day’s unit values. Your telephone transfer instructions will be considered received before 4:00 p.m. if the telephone call is completed no later than 4:00 p.m.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each month. No fixed-rate option transfers are permitted.

Frequent transfers among the variable investment options

Frequent or unusually large transfers may dilute the value of the underlying fund shares if the trading takes advantage of any lag between a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying fund at a price that does not reflect the current market value of the portfolio securities of the underlying fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying funds, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the fund.

GIAC endeavors to protect long-term contractowners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any contractowner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this contract.

If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit your right to make transfers or allocation changes. We monitor for frequent transfer activity among the variable investment options based upon established parameters that are applied consistently to all contractowners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other

20	PROSPECTUS	ACCUMULATION PERIOD

contractowners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any contractowners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	limiting the frequency of transfers to not more than once every 30 days;

•	imposing a fee of $25 per transfer, if you make more than twelve transfers within a contract year;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contractowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state

ACCUMULATION PERIOD	PROSPECTUS	21

or federal regulatory requirements, or to impose additional or alternative restrictions on contractowners engaging in frequent transfers. In addition, our orders to purchase shares of the funds are generally subject to acceptance by the fund, and in some cases a fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any contractowners’ transfer request if our order to purchase shares of the fund is not accepted by, or is reversed by, an applicable fund.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying fund may impose a redemption fee. Contractowners should be aware that we may not have the contractual obligation or the operational capacity to monitor contractowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. For example, underlying funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular fund. Because of the number of underlying funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

You should note that other insurance companies and retirement plans also invest in the underlying funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the fund. In addition, if an underlying fund believes that an omnibus order we submit may reflect one or more transfer requests from contractowners engaged in frequent transfer activity, the underlying fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one

22	PROSPECTUS	ACCUMULATION PERIOD

investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying fund.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it’s called a partial withdrawal. During the annuity period, unless you selected variable annuity payout Option V-4, F-4, or F-5, we will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. See Variable annuity payout options.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. See Contract Costs and Expenses – Contingent Deferred Sales Charge. To effect your request, we will cash variable accumulation units from the variable investment divisions on a pro-rata basis, unless you instruct us differently.

If you have less than $500 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, a deferred sales charge and annuity taxes. Please see Financial information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

In the first five contract years, you are allowed to make an annual withdrawal from the contract, without paying a deferred sales charge, of an amount equal to the greater of:

•	On the date of withdrawal, the excess of the accumulation value over the total of the net premium payments that you have made (and not withdrawn), in the first five contract years; or

•	10% of the total premium payments made during the first five contract years minus the total of all the withdrawals you already made during the current contract year.

You may request a schedule of systematic partial withdrawals. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the

Surrenders and

partial withdrawals

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) and other qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

ACCUMULATION PERIOD	PROSPECTUS	23

Programs to build

your annuity

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner’s interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant’s employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts and compliance with tax provisions. Please see Financial Information: Federal tax matters.

For the purpose of calculating the deferred sales charge, all amounts are withdrawn in order to minimize the applicable contingent deferred sales charge. Premium payments made in the sixth contract year and later will not be subject to a deferred sales charge upon withdrawal.

We will cash accumulation units in the following order:

•	all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

•	all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing. There is no fee for dollar cost averaging or portfolio rebalancing, but we have the right to introduce one. We also have the right to modify or discontinue either program. We will give you written notice if we take any of these actions. Transfers under either program do not count against any free transfers permitted under the contract.

You may terminate either program at any time. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option, See Transfers for limitations on such transfers.

Dollar cost averaging program

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

24	PROSPECTUS	ACCUMULATION PERIOD

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either the RS Cash Management VIP Series investment division or the fixed-rate option, but not from both. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required RS Cash Management VIP Series or fixed-rate option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from the RS Cash Management VIP Series investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

Portfolio rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

Automated transfer and automated alert programs

Our Automated Transfer (AT) Program offers you the ability to set up a future automatic transfer between two variable investment options offered through your contract when the accumulation unit value for a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount. When you establish the AT order, you can select this percentage or dollar amount as well as the actual amount that will be transferred.

An AT buy order allows you to establish an order to transfer money from the RS Cash Management VIP Series to any of the available variable investment options based on the percentage or dollar amount criteria you specify. An AT sell order allows you to establish an order to transfer money from any one of the available variable investment options to the RS Cash Management VIP Series based on the percentage or dollar amount criteria that you specify. If an AT order is submitted in good

Reports

At least twice each year, we send a report to each contract owner. that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract. If several members of the same household each own a contract, we may send only one such report or prospectus to that: address, unless you instruct us otherwise. You may receive additional copies by calling or writing our Customer Service Office.

ACCUMULATION PERIOD	PROSPECTUS	25

order to GIAC’s Customer Service Office on a business day prior to 4:00 p.m. New York City time, the order will be established on the date it is submitted. If an AT order is submitted in good order on a business day after 4:00 p.m. New York City time or if it is submitted on non-business days, the order will be established on the next business day.

Once an AT order is established, and if the criteria you specify are met, a transfer will be automatically scheduled to be processed on the next business day. The AT will be processed on the next business day using that next business day’s accumulation unit value. The accumulation unit value of the specified variable investment option on the day the AT order criteria are met could fluctuate significantly from the accumulation unit value of that variable investment option on the next business day. You will have an opportunity to cancel the AT, either electronically via our website or by telephone, up until 4:00 p.m. New York City time on the day the AT is scheduled to be processed. Your cancellation must be received by GIAC’s Customer Service Office in good order before 4:00 p.m. New York City time on the day the AT is scheduled to be processed in order for the cancellation to be effective. As a courtesy to you, we will send an e-mail to the e-mail address(es) you specify informing you that the AT criteria has been met and an AT has been scheduled to be processed on the next business day. We cannot guarantee that you will receive this e-mail prior to the time that your AT will be processed. In the event you do not receive this e-mail or we do not receive your cancellation instructions in accordance with the requirements detailed above, GIAC will not be responsible for acting upon an AT order established by you, if that AT was processed in accordance with your previously received specifications.

After you establish an AT order, that AT order will remain active for the duration that you specified when you established the order and will expire on the earliest to occur of the following: the date the AT is processed according to your specified criteria, or the order expiration date, or the date you cancel the order (if that date is prior to the order expiration date you previously specified). In addition, an active AT order and/or an AT that is scheduled to be processed will be cancelled automatically if any one of the following events occur: the contract is surrendered or you begin receiving annuity payments; a death claim is pending or paid; the owner is changed on the contract; any of the optional benefit riders you may have selected are terminated; your transfer rights have been restricted under the contract; assets in the variable investment options you specified are not available to process the transfer; or, at the time we attempt to process the AT, you are already invested in the maximum number of investment options.

The following requirements also apply to the AT program for each contract owned by you:

•	The contract accumulation value must be at least $10,000 in order to establish an AT order.

•	AT orders cannot be established if you are utilizing the dollar cost averaging and/or portfolio rebalancing programs.

26	PROSPECTUS	ACCUMULATION PERIOD

•	AT orders cannot be established if you have an active living benefit rider on your contract.

•	AT orders cannot be established if you are receiving systematic partial withdrawals under your contract.

•	Only one AT buy order may be active at any one time.

•	Multiple AT sell orders are permitted at any time, but each AT sell order must be from a different variable investment option.

•	If multiple AT sell and/or buy orders meet their respective specified criteria on the same day, all such AT orders will be processed on the next business day, unless we receive the appropriate cancellation instructions from you.

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount, or; 2) your contract accumulation value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria has been met.

When an Automated Alert meets the criteria you specified, we will send you an e-mail notification to the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. Nevertheless, we cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive this e-mail, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of AT and Automated Alert privileges at any time, at its discretion. GIAC does not currently charge a fee for the AT and Automated Alert programs. However, we reserve the right to limit the frequency of ATs and Automated Alerts or to impose a charge for ATs and Automated Alerts. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The accumulation period: Transfers.

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. We may postpone any calculation or payment from the variable investment options if:

•	the New York Stock Exchange is closed for trading or trading has been suspended, or

ACCUMULATION PERIOD	PROSPECTUS	27

•	the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contractowner’s account. If these laws apply in a particular situation, we would not be allowed to process any request for a surrender, partial withdrawal, or transfer, or pay death benefits or make annuity payments. If a contract is frozen, the accumulation value would be moved to a special segregated account and held there until we receive instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your contract to government agencies and departments.

28	PROSPECTUS	ACCUMULATION PERIOD

THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can’t be later than the annuitant’s 90th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

You can choose an annuitization option and select either variable or fixed payments or a combination of variable and fixed payments, if available, under that specific option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

•	the table in your contract reflecting the gender and nearest age of the annuitant,

•	the annuity payout option you choose and,

•	if you choose a variable payment option, the assumed investment return you choose, and the investment returns of the variable investment options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4, F-4 or F-5 or switch from Option V-4 to Option V-1 or Option F-4 to Option F-1. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won’t be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

•	Proceeds of less than $2,000 will be delivered in a single payment.

•	We may change the schedule of installment payments to avoid payments of less than $20.

ANNUITY PERIOD	PROSPECTUS	29

Variable annuity

payout options

•	OPTION V-1 Life Annuity without Guaranteed Period

•	OPTION V-2 Life Annuity with 10-Year Guaranteed Period

•	OPTION V-3 Joint and Survivor Annuity

•	OPTION V-4 Variable Annuity Payments to Age 100

If you choose a variable annuity payment, or a combination of variable and fixed payments, you may choose an assumed investment return on the variable annuity payments of 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation, before we start making payments to you. If no choice is made, an effective annual interest rate of 3 1/2% will be used as the assumed investment return.

The assumed investment return is a critical assumption for calculating variable annuity payments. The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in annuity payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future annuity payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

•	If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payment will not change.

•	If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

•	If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

VARIABLE ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

All variable annuity payout options are designated with the letter “V.” After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we’ve described below. If you do not make a choice, we will automatically select Option V-2 with a 120-month guarantee. You may change options if you wish, provided you do so before we begin processing your first annuity payment.

30	PROSPECTUS	ANNUITY PERIOD

OPTION V-1 – Life Annuity without Guaranteed Period

We make payments once a month during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment, if the annuitant dies before the date of the second payment.

OPTION V-2 – Life Annuity with 10-Year Guaranteed Period

We make payments during the annuitant’s lifetime, but if the annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

OPTION V-3 – Joint and Survivor Annuity

We make payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of each payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION V-4 – Variable Annuity Payments to Age 100

We make a payment once a month for a whole number of years. The number of years will equal 100 minus the annuitant’s nearest age when annuity payments begin. If the annuitant dies during the payment period, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease.

The following conditions apply to partial withdrawals:

•	The payee may not withdraw less than $500,

•	One partial withdrawal is permitted each quarter without charge and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

ANNUITY PERIOD	PROSPECTUS	31

•	After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20.

If your partial withdrawal request does not meet the third condition, we will contact you within five business days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

Surrender or partial withdrawal during the annuity period will not trigger a new deferred sales charge; however, if we waived the deferred sales charge when the contract proceeds were applied to the payout option, the present value will be reduced by a portion of the charge that was waived. The reduction in the present value will be the amount obtained by multiplying (a) by the result of (b) divided by (c) where:

(a)	is the deferred sales charge that was waived;

(b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would be zero; and

(c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would be zero.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Please note that Option V-4 may have special tax consequences, including the following:

•	Option V-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option V-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

•	In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at that time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Contact your tax advisor for more information.

32	PROSPECTUS	ANNUITY PERIOD

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter “F.”

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the annuitant’s lifetime, ending with the payment preceding the annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION F-2 – Life Annuity with 10-Year Guaranteed Period

We make fixed payments during the annuitant’s lifetime, but if the annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION F-4 – Fixed Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the annuitant’s nearest age when annuity payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the annuitant dies during the payment period, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option F-1, the Life Annuity without Guaranteed Period.

Please note that Option F-4 may have special tax consequences, including the following:

•	Option F-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

Fixed-rate annuity

payout options

•	OPTION F-1 Life Annuity without Guaranteed Period

•	OPTION F-2 Life Annuity with 10-Year Guaranteed Period

•	OPTION F-3 Joint and Survivor Annuity

•	OPTION F-4 Fixed Annuity Payments to Age 100

•	OPTION F-5 Payments for a Period Certain

•	OPTION F-6 10-Year Guaranteed Period

ANNUITY PERIOD	PROSPECTUS	33

OPTION F-5 – Payments for a Period Certain

We make monthly payments for a whole number of years for 15 to 30 years, depending on the whole number of years you select. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the annuitant dies during the payment period, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-5 may have special tax consequences, including the following:

•	Option F-5 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-5 may not satisfy the periodic payment exception to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

Withdrawals under Options F-4 and F-5

Under Option F-4 or F-5, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in future payments. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

•	One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20.

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don’t receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had

34	PROSPECTUS	ANNUITY PERIOD

concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option F-4 or F-5.

If you make a surrender or partial withdrawal during the annuity period under Option F-4 or F-5, and, if we waived the deferred sales charge when the contract proceeds were applied to the Option F-4 or F-5, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

(a) ×	(	b	)	× (d)
c

The interest rate we use to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the annuitant dies during the ten year payment period, the remaining payments will be made to the beneficiary or the beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

ANNUITY PERIOD	PROSPECTUS	35

OTHER CONTRACT FEATURES

Death benefits

If the later to survive of the annuitant and the contingent annuitant dies before the date annuity payments begin, we pay a death benefit.

DEATH BENEFITS

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit unless you have named a contingent annuitant. If you have named a contingent annuitant, we pay a death benefit prior to the date annuity payments commence upon the death of the later to survive of the annuitant and contingent annuitant.

The regular death benefit, if the annuitant is age 79 or younger on the issue date of the contract and dies before age 85, is the greatest of:

•	the accumulation value of the contract at the end of the valuation period during which we receive proof of death in good order, minus any annuity taxes;

•	the total of all premiums paid, minus an adjusted amount for each partial withdrawal, any deferred sales charges previously paid on any withdrawals and annuity taxes. The adjusted amount for each partial withdrawal is determined by:

(a)	dividing the amount of each partial withdrawal, including any applicable deferred sales charges and annuity taxes, by the accumulation value of the contract immediately before that withdrawal; and

(b)	multiplying the result of (a) by the death benefit described in this bullet immediately prior to the withdrawal.

or

•	the accumulation value of the contract as of the reset date immediately preceding the annuitant’s date of death, plus any net premiums paid after that date, less an adjusted amount for each partial withdrawal after that date, any deferred sales charges paid on any such withdrawals and any annuity taxes. The first reset date is on the seventh contract anniversary. After this, each reset date will be each seventh contract anniversary after that (i.e., the 14th, 21st, 28th contract anniversaries, and so on). The adjusted amount for each partial withdrawal is determined by:

(a)	dividing the amount of each partial withdrawal, including any applicable deferred sales charges and annuity taxes, by the accumulation value of the contract immediately before that withdrawal; and

(b)	multiplying the result of (a) by the death benefit described in this bullet immediately prior to the withdrawal.

For annuitants aged 80 or older on the contract’s issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death in good order, minus any annuity taxes.

If the annuitant is age 85 or older at the time of death, the death benefit payable will be the accumulation value as of the end of the valuation period during which we received proof of the annuitant’s death in good order, minus any annuity taxes.

36	PROSPECTUS	OTHER CONTRACT FEATURES

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the annuitant is not a contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary hasn’t been named, then we will pay the benefits to you, the contract owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract.

We will pay the death benefit in a lump sum unless:

•	You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

•	You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary’s request at least three business days before we pay out the proceeds, and within a year of the annuitant’s death.

If the death benefit proceeds will not be paid in one lump sum and the death benefit proceeds exceed the accumulation value of the contract as of the end of the valuation period during which we received proof of death in good order, GIAC will credit to the contract an amount equal to the difference between the death benefit proceeds and the accumulation value of the contract. Such amount will be credited to The Guardian Cash Fund investment option.

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new owner of the contract. If you haven’t named a joint contract owner, then your beneficiary will become the new owner of the contract. In the event of any contract owner’s death, we must distribute all of the owner’s interest in the contract according to the Special requirements outlined below.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

OTHER CONTRACT FEATURES	PROSPECTUS	37

Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

Special requirements

If a contract owner dies before the annuity commencement date, the following rules apply.

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner’s interest:

•	is payable to, or for the benefit of, any new contract owner, and

•	will be distributed over the new contract owner’s life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of a contract owner’s death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If an owner dies on or after the annuity commencement date but before the entire contract has been distributed then the remaining portion must be distributed at least as rapidly as under the method of distribution in effect as of the date of the owner’s death.

If an owner of the contract is not an individual, then the annuitant will be treated as the owner of the contract for purposes of these distribution requirements. In this situation, any change in or death of the annuitant will be treated as the death of a contract owner.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation if:

•	you die and your spouse is the only named beneficiary on the date of your death; or

•	your contract has two joint owners; and

•	one but not both joint owners dies before annuity payments begin;

•	the two joint owners were married to each other on the date of the deceased owner’s death; and

•	both joint owners were the only named concurrent beneficiaries on the date of the deceased owner’s death.

We must receive notice of election of spousal continuation by the 90th day after we receive proof in good order of the owner’s death. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by such 90th day, spousal continuation will be deemed to have been elected on that day. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

38	PROSPECTUS	OTHER CONTRACT FEATURES

Upon spousal continuation, if the death benefit proceeds that would have been paid upon the owner’s death exceed the accumulation value on the date used to calculate the death benefit, then we will credit the RS Cash Management VIP Series variable investment option with an amount equal to the difference between the death benefit proceeds and the accumulation value. If applicable, the surviving spouse will replace the deceased owner as annuitant or contingent annuitant. The death benefit payable under the continued contract is the accumulation value at the end of the valuation period during which we receive proof of death of the surviving spouse, minus any annuity taxes.

All premium payments made prior to spousal continuation will not be subject to a deferred sales charge. All provisions of the contract with respect to deferred sales charges will apply to the partial withdrawal or surrender of any premium payments made after spousal continuation.

LIVING BENEFIT RIDER (REFERRED TO AS “DECADE”)

When you buy your contract, you can choose to buy a living benefit rider. In order to purchase this rider, the annuitant must be 74 years old or younger at the time we issue your contract. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

This rider provides for a living benefit on the tenth contract anniversary if the accumulation value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you’ve made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your accumulation value on the tenth contract anniversary.

If you are eligible to receive the living benefit at the tenth contract anniversary, the living benefit amount will be credited to The Guardian Cash Fund variable investment option.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

•	We will not accept any additional premium payments into your contract. However, for contracts issued in connection with premium payments directed to us from other insurance companies, we may consider all such amounts when received as part of the initial premium payment for purposes of this rider.

•	You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.

10% –	RS Cash Management VIP Series, RS Low Duration Bond VIP Series or The Fixed-Rate Option.

OTHER CONTRACT FEATURES	PROSPECTUS	39

40% –	RS Investment Quality Bond VIP Series, RS Low Duration Bond VIP Series, AIM V.I. Government Securities Fund, Fidelity VIP Investment Grade Bond Portfolio, MFS Research Bond Series, Van Kampen Life Investment Trust Government Portfolio or The Fixed-Rate Option.

40% –	RS Core Equity VIP Series, RS S&P 5oo Index VIP Series, RS Asset Allocation VIP Series, RS High Yield Bond VIP Series, RS Large Cap Value VIP Series, RS Partners VIP Series, RS International Growth VIP Series, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AllianceBernstein Value Portfolio, AllianceBernstein Real Estate Investment Portfolio, AllianceBernstein Growth & Income Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Gabelli Capital Asset Fund, MFS Strategic Income Series, MFS Investors Trust Series, MFS Total Return Series or Van Kampen Life Investment Trust Growth and Income Portfolio.

10% –	RS Small Cap Core Equity VIP Series, RS Emerging Markets VIP Series, AIM V.I. Capital Appreciation Fund, AIM V.I. Basic Value Fund, AIM V.I. Mid Cap Core Equity Fund, Alger American Leveraged All Cap Portfolio, AllianceBernstein Large Cap Growth Portfolio, AllianceBernstein Global Technology Portfolio, Davis Financial Portfolio, Franklin Rising Dividends Securities Fund, Franklin Small Cap Value Securities Fund, Fidelity VIP Mid Cap Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series, or Templeton Growth Securities Fund.

•	On each quarterly anniversary, your accumulation value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed-rate option transfer restrictions to perform the rebalancing. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.

•	You may only make transfers to allocation options within the same Asset Allocation Class.

•	We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount

40	PROSPECTUS	OTHER CONTRACT FEATURES

(or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:

your withdrawal amount
the accumulation value of your contract

We will terminate the living benefit rider on the earliest of the following dates:

•	the date we process any transaction requested by you that is inconsistent with the special rules outlined above

•	the date the annuitant dies

•	the tenth contract anniversary

•	the date the contract terminates

•	the date annuity payments begin

•	the date we receive a written termination request from you.

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and rider after your death, provided the annuitant is still living. Non-spouse joint owners may also continue this rider upon your death, provided the annuitant is still living and no distributions have occurred prior to the tenth contract anniversary as a result of your death.

This rider is only available if it is approved in your state. If you select any of the GMWB riders, you cannot select this rider. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER

When you buy your contract, you can choose to buy a GMIB rider. This rider establishes a guaranteed income base that will provide a GMIB regardless of the investment performance of the contract. If you elect to annuitize under this rider, the guaranteed income base will be applied to purchase annuity benefits. In order to purchase this rider, the annuitant and the contingent annuitant must be younger than 75 years old at the time we issue the contract. If you choose this rider, the annuitant may not be changed except as follows. If an annuitant who is not you dies prior to the annuity commencement date, and if a contingent annuitant had been named by you on the date that the contract and this rider were issued, then the contingent annuitant will become the annuitant. The guaranteed income base is not affected and continues to accumulate.

You will pay a rider fee on each rider anniversary and upon the termination of this rider. The rider anniversary is the same month and day as the issue date of this rider in each calendar year after the calendar

OTHER CONTRACT FEATURES	PROSPECTUS	41

year that the rider was issued. The rider fee is 0.50% of the guaranteed income base at the time the fee is deducted. We will deduct this fee from each variable investment option and the fixed-rate option in proportion to the amount of accumulation value in each option. If the date this fee is deducted for termination of this rider is a date other than a rider anniversary, then the fee will be prorated for the portion of the contract year that has passed. This fee will not be deducted after the election date.

The election date is the date that we receive, at our customer service office, all necessary information in good order to enable the GMIB payments to begin. The election date must be within 30 days following the tenth rider anniversary or must be within 30 days following any subsequent rider anniversary. Also, the GMIB must be elected no later than 30 days following the rider anniversary prior to the 85th birthday of the annuitant.

The GMIB rider will be issued only on the date that the basic contract is issued. The initial premium payment and any subsequent premium payments made in the first contract year cannot exceed $1,000,000 in the aggregate without prior permission from an authorized officer of GIAC. On the issue date, the guaranteed income base is equal to the accumulation value of the contract. Thereafter, on any current date, the guaranteed income base will equal the greater of (1) or (2):

(1)	The accumulation value on the issue date, plus any subsequent net premium payments, minus any subsequent adjusted partial withdrawals, accumulated at the annual effective growth rate of 5% up to the current date, until the earlier of:

(i)	the 85th birthday of the annuitant; or

(ii)	the first date the net premium payments, less any adjusted partial withdrawals, have grown to 2.5 times the cumulative net premium payments received, less adjusted partial withdrawals as a result of being accumulated at an annual effective growth rate of 5%.

(2)	The largest accumulation value, on the issue date or on any rider anniversary prior to the 81st birthday of the annuitant, plus any net premium payments received after this date, with a reduction for any adjusted partial withdrawals taken after this date. If, immediately prior to the withdrawal, the accumulation value is greater than or equal to the guaranteed income base, the reduction will be by the dollar amount of the partial withdrawal and any applicable contingent deferred sales charges and annuity taxes.

On the election date, if the accumulation value is greater than the guaranteed income base, we will increase the guaranteed income base to be equal to the accumulation value as of that date.

An adjusted partial withdrawal is calculated for each partial withdrawal, and is equal to (a) divided by (b) multiplied by (c), where:

42	PROSPECTUS	OTHER CONTRACT FEATURES

(a)	is the amount of the partial withdrawal, including any applicable contingent deferred sales charges and annuity taxes;

(b)	is the accumulation value immediately prior to the withdrawal; and

(c)	is the guaranteed income base immediately prior to the withdrawal.

On the election date, you may use the guaranteed income base and the applicable annuity factors specified in the GMIB rider to provide fixed annuity payments from the following annuity payout options:

•	Life Income – An election may be made for a fixed income payout for the life of the annuitant.

•	Life Income with a 10 year Period Certain – An election may be made for a fixed income payout with a 10-year period certain. In the event of the death of the annuitant prior to the end of the period certain, the remaining period certain payments will be continued to the beneficiary. If the life expectancy of the annuitant is less than 10 years according to the life expectancy table specified by the Internal Revenue Service, then the settlement option available will be a Life Annuity with a Period Certain for which the period certain is the life expectancy of the annuitant.

•	Joint and 100% Survivor – An election may be made for a fixed income option if both the annuitant and the joint annuitant are under age 85. Payments will be made as long as either the annuitant or joint annuitant is living.

If you exercise a rider payment option, the payout received will be the greater of:

(i)	the GMIB at the time of election, which is calculated by multiplying each $1,000 of guaranteed income base by the applicable annuity factor specified in the GMIB rider for the rider payment option elected; or

(ii)	the income calculated by multiplying each $1,000 of accumulation value by our current settlement option rates of the basic contract for the applicable corresponding contract annuity payout option, at the time of election.

The guaranteed income base may only be used with the rider payment options and annuity factors specified in the GMIB rider. The guaranteed income base may not be used with the annuity payout options and settlement option rates of the basic contract. Annuity factors translate your guaranteed income base or your accumulation value into an annuity benefit. The annuity factors show the dollar amount of the monthly annuity payment purchased with each $1,000 of the guaranteed income benefit or accumulation value applied. The annuity factors for the GMIB are more conservative than the annuity factors for the basic contract. Because the GMIB is based on conservative actuarial factors, the level of income that it guarantees may be less than the level that would be provided by annuitization of the accumulation value using the annuity factors of the basic contract. We use more conservative annuity factors for the GMIB because the guaranteed income base to which these

OTHER CONTRACT FEATURES	PROSPECTUS	43

The following information will help you decide if the optional GMIB rider or the optional GMWB rider is right for you:

•	The GMIB rider provides for an annuity benefit and the GMWB rider provides for a withdrawal benefit. Once an annuity benefit under GMIB commences, you no longer have the right to withdraw any additional accumulation value, in excess of the annuity payment, from your contract. Once you commence receiving withdrawals under the GMWB rider, you can access any additional accumulation value in your contract, even if this additional withdrawal would exceed the withdrawals allowable under the GMWB rider. Any additional withdrawals, however, would decrease your contract’s accumulation value and the amount available for withdrawal under the GMWB rider.

•	The payments made under the GMIB rider are treated as annuity payments and are taxed accordingly. Generally, the payments made under the GMWB rider are treated as withdrawals (at least until you have fully depleted your contract accumulation value) and are taxed accordingly. Please see the Federal tax matters section of this prospectus for further information and consult your tax advisor for additional details relevant to your tax situation.

•	Annuity payments made under the GMIB are automatic and will be paid for the duration of the annuity you have chosen, regardless of whether you need that payment in a particular year or not. Under the GMWB rider, you can choose not to take a withdrawal in a given year. Doing so may allow your contract’s accumulation value to increase more rapidly in a good market, thus increasing your future withdrawals due to the step-up features of the GMWB rider.

•	The GMIB rider has a ten year waiting period before you can begin receiving annuity payments. The Lifetime AssetAccess and Spousal AssetAccess GMWB riders both have a one year waiting period before you can begin receiving withdrawals. The Lifetime Focus GMWB rider allows you to begin receiving withdrawals on the first contract anniversary following the later of the primary or secondary covered person’s 65th birthday or immediately, if both covered persons are age 65 or older when the contract is issued.

factors are applied increases automatically at an annual guaranteed growth rate of 5%, regardless of the investment performance of the basic contract.

The rider terminates on the earliest of the following:

•	the date the basic contract terminates; or

•	the date you elect to apply the accumulation value of the contract to annuitize the contract using the annuity payout options in the basic contract; or

•	the 31st day following the date of the annuitant’s 85th birthday; or

•	the date the contingent annuitant becomes the annuitant, if the contingent annuitant is age 85 or older; or

•	the date spousal continuation is elected, if you were the annuitant and you die.

This rider cannot be terminated prior to the earliest of the above dates. Also, this rider may not be available in your state. If you select any of the GMWB riders, you cannot select this rider.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) RIDERS

You may choose one of the following guaranteed minimum withdrawal benefit riders. Please refer to the chart at the end of this Guaranteed Minimum Withdrawal Benefit Riders section for information comparing the features and benefits of the GMWB riders that are available.

Single Life Enhanced Guaranteed Minimum Withdrawal Benefit (SL GMWB) (referred to as “Lifetime AssetAccess”)

When you buy your contract, you can choose to buy a SL GMWB rider, if your initial premium payment is $10,000 or more, and if you are younger than 81 years old and the only owner of the contract and there is no contingent annuitant at the time we issue the contract. This rider provides a guaranteed minimum withdrawal benefit regardless of the investment performance of the contract when

44	PROSPECTUS	OTHER CONTRACT FEATURES

your investment allocations are made in accordance with specified model allocation requirements, beginning on the first contract anniversary and ending on the earlier to occur of the annuity commencement date or the termination of the rider. There is a one year benefit waiting period for the benefits provided by this rider. This rider is irrevocable and can only be terminated on the earliest of the following:

-	the contract termination date; or
-	the date an annuity payout option under the contract commences; or
-	the date the accumulation value of the contract, the guaranteed withdrawal balance and the lifetime withdrawal amount, described below, all equal zero;
-	when death benefit proceeds are distributed as a lump sum under the contract; or
-	any change in the owner or annuitant under the contract, including but not limited to, adding a joint owner or contingent annuitant.

It is important to understand several key terms that are fundamental to this rider:

The guaranteed withdrawal balance (GWB) is the total amount available for future periodic guaranteed withdrawals and is used for the purpose of calculating the SL GMWB. The GWB cannot be withdrawn in a lump sum and it can never exceed $5,000,000. The guaranteed withdrawal amount (GWA) is the amount that is guaranteed to be available for withdrawal each contract year while the rider is in effect until the GWB is depleted. The covered person is the person whose life is used to determine the duration of the lifetime withdrawal amount payments. If the owner is a natural person, the covered person is the owner, who must also be the annuitant. If the owner is not a natural person, the covered person is the annuitant. The covered person may not be changed after the contract is issued. The lifetime withdrawal amount (LWA) is the amount that is guaranteed to be available for withdrawal each contract year on or after the lifetime withdrawal eligibility date while there is a covered person under the rider and the rider is in effect. The initial LWA is determined on the lifetime withdrawal eligibility date which is the later of the first contract anniversary or the first contract anniversary on or after the covered person’s 65th birthday. A withdrawal is an amount withdrawn from the contract, including any applicable contingent deferred sales charges and annuity taxes.

The GWA is calculated on your first contract anniversary by multiplying the GWB as of that date by 5%. This percentage is the guaranteed withdrawal percentage. You may take withdrawals in each contract year, beginning on your first contract anniversary and ending on the earlier to occur of the annuity commencement date or the termination of the rider, up to an amount equal to the GWA until the GWB is depleted, even if the accumulation value of your contract reduces to zero. The rider also provides for an alternate benefit. This alternate benefit guarantees that on or after the lifetime withdrawal eligibility date while there is a covered

OTHER CONTRACT FEATURES	PROSPECTUS	45

person under this rider and the rider is in effect, you may take withdrawals in each contract year up to an amount equal to the LWA. If the rider enters the settlement phase (as described below) prior to the annuity commencement date, the LWA payments continue beyond the annuity commencement date for as long as the covered person is alive. However, if you select the last annuity commencement date permitted by applicable state law as your annuity commencement date and such date is reached while the rider is in effect and the settlement phase has not been reached, the covered person may receive annuity payments at least equal to the LWA, subject to the conditions and requirements described below. If you choose not to withdraw the total GWA or LWA available in any contract year, your remaining GWA or LWA cannot be carried forward to the next contract year. If you withdraw an amount greater than your GWA in any contract year and that withdrawal amount is not a tax qualified distribution (as described below), your GWB will be reset, possibly reducing the potential benefit provided by the rider to an amount less than the total of all your premium payments. If you withdraw an amount greater than the LWA after the lifetime withdrawal eligibility date and that withdrawal amount is not a tax qualified distribution (as described below), the LWA will be reset, possibly reducing the LWA to zero and eliminating the LWA benefit, even if the amount withdrawn is less than or equal to the GWA.

After the issue date of your contract and prior to the first contract anniversary, we will not accept additional premium payments, without our prior approval, if the total of all additional payments exceeds $1,000,000. On or after the first contract anniversary, we will not accept additional premium payments, without our prior approval, if the total of all additional premium payments exceeds $100,000. We reserve the right to refuse initial or additional premium payments at any time or for any reason.

You will pay an annual fee for this rider on each contract anniversary date prior to the annuity commencement date and at other times described below. The rider fee is deducted pro rata from all investment options and is 0.60% of the adjusted GWB. The adjusted GWB is the GWB that was available on your prior contract anniversary, adjusted for any step-up (described below) or subsequent premium payments made prior to the current contract anniversary. For your first contract anniversary, the adjusted GWB is the initial premium adjusted for any subsequent premium payments you made during the first contract year. If you take a withdrawal on any date other than a contract anniversary and the withdrawal exceeds the GWA or the tax qualified distribution amount for that contract year and reduces the accumulation value of the basic contract to zero, we will deduct a pro rata share of the rider fee from the amount that would be payable to you. We will also deduct a rider fee prior to the payment of death benefit proceeds and annuitization of the contract. For purposes of determining this rider fee, a total withdrawal of the contract’s accumulation value will be deemed to have been taken on the date the death benefit is determined and on the annuity commencement date. We reserve the right to increase the rider fee to a maximum of 1.00% annually on the effective date of each step-up.

46	PROSPECTUS	OTHER CONTRACT FEATURES

The effective date of the benefits provided by the rider is the first contract anniversary date. In no event will the GWB exceed $5,000,000.

The following section describes how your GWB is calculated:

The initial GWB is equal to your initial premium payment. During the first contract year, each time we receive an additional premium payment, the GWB increases by the amount of that additional premium payment. Each time you take a withdrawal during the first contract year, the GWB will reset to the GWB immediately prior to the withdrawal multiplied by the accumulation value of the contract immediately after the withdrawal and divided by the accumulation value immediately prior to the withdrawal.

On and after the first contract anniversary, each time an additional premium payment is received by us, your GWB will increase by the amount of that additional payment. Your GWB can also increase as a result of either a bonus or a step-up, and it will decrease as a result of a withdrawal.

During your first seven contract years (the bonus period), if you do not take withdrawals during a particular contract year and if your GWB has not been previously stepped-up and/or reset, then your GWB will increase on the following contract anniversary by an amount equal to 7% (the bonus percentage) multiplied by the following: the total premium payments you made from the issue date of your contract to the end of the applicable contract year minus the total withdrawals you made during that period. However, if your GWB was previously stepped-up and/or reset during the bonus period, then your GWB will increase by an amount equal to 7% multiplied by the following: your GWB immediately after your latest step-up or reset, increased by any premium payments we received after your latest step-up or reset and decreased by any withdrawals you made after your latest step-up or reset.

No bonuses will be paid after the end of the bonus period. Also, please note that the application of any bonus only increases the GWB and does not increase the contract’s accumulation value.

The following example illustrates how the bonus is applied and what the effect of taking a withdrawal is on the bonus.

Assumptions:

•	$100,000 initial premium.

•	Both the covered person and the spousal beneficiary are older than 65 at the end of the waiting period and the GWA and LWA are equal.

•	There are no step-ups.

•	A $5,350 withdrawal is taken a few days after the first contract anniversary.

OTHER CONTRACT FEATURES	PROSPECTUS	47

Event	Bonus	GWB	LWA and GWA
$100,000 initial premium	N/A	The GWB is initially equal to $100,000.	N/A
First contract anniversary	The bonus amount is $100,000 x 7% which equals $7,000.	The GWB is $100,000 + $7,000 which equals $107,000.	• The initial LWA and GWA are $100,000 x 5% which equals $5,000 • After the bonus is applied, the LWA and GWA equal the greater of $5,000 or $107,000 x 5% ($5350). Thus, the LWA and GWA are $5,350.
After the $5,350 withdrawal taken a few days after the first contract anniversary	N/A	The GWB is $107,000 – $5,350 which equals $101,650.	The LWA and GWA remain the same since the withdrawal does not exceed the LWA or GWA.
Second contract anniversary	The bonus does not apply since a withdrawal occurred in the previous contract year.	The GWB remains at $101,650 since there is no applicable bonus.	The LWA and GWA remain at $5,350 since there is no applicable bonus.
Third contract anniversary	The bonus does apply since a withdrawal was not taken in the previous contract year. The bonus is ($100,000 – $5350) x 7% which equals $6,625.50.	The GWB is $101,650 + $6,625.50 which equals $108,275.50.	The LWA and GWA are the greater of $5,350 or $108,275.50 x 5% ($5,413.77). Thus, the LWA and GWA are $5,413.77.

Your first automatic step-up date is your first contract anniversary. After that, your GWB will automatically increase or “step up” to equal the accumulation value of your contract on every contract anniversary, up to and including your 31st contract anniversary, if the accumulation value of your contract on the step-up date is greater than the GWB on that date, after adjustment for any applicable bonus amount. Within 30 days following each step-up date, you may choose to decline the automatic step-up by providing written notice to GIAC. Currently, we do not charge an increased rider fee percentage for these step-ups, but we reserve the right to increase the rider fee percentage on the effective date of each step-up. The increased rider fee percentage will never exceed an annual charge of 1.00%, deducted pro rata from all investment options, on your contract anniversary. You will receive advance notice of any increase in the rider fee percentage and you will be given the opportunity to decline automatic step-ups in the future. If you decline automatic step-ups, any increase in the rider fee percentage will not apply and your GWB will not automatically step-up on subsequent step-up dates. You may resume automatic step-ups at any time by providing written notice to us or by electing to step-up within 30 days following any subsequent step-up date. This election will resume automatic step-ups. If you resume automatic step-ups, any increase in the rider fee percentage that has been implemented by us for contracts with automatic step-ups will apply. No step-ups will be permitted after the 30 days following your 31st contract anniversary.

The following example illustrates a step up and the effect of the step-up on the GWB, GWA and LWA.

Assumptions:

•	The contract accumulation value immediately prior to the step-up is $106,000.

•	The GWB immediately prior to the step-up is $100,000.

•	The LWA immediately prior to the step-up is $5,000.

48	PROSPECTUS	OTHER CONTRACT FEATURES

	Immediately prior to the step-up date	Immediately after the step-up date
Contract value	$106,000	$106,000
GWB	$100,000	The greater of $100,000 or $106,000. Thus, the new GWB equals $106,000.
LWA and GWA	$5,000

•   The new LWA and GWA is the greater of the LWA and GWA prior to the step-up or the GWB after the step up times 5%.

•   Thus, the new LWA and GWA is the greater of $5,000 or
$106,000 x 5%($5,300).

•   The new LWA and GWA equals $5,300.

If your total withdrawals during a contract year are less than or equal to the GWA or the withdrawal is a tax qualified distribution (as described below), then your GWB will reset to a GWB less the amount of the withdrawals. If your total withdrawals during a contract year exceed the GWA and that withdrawal is not a tax qualified distribution (as described below), then your GWB will reset to equal the lesser of the accumulation value of your contract immediately after the withdrawal or the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

The following example illustrates the effects of a withdrawal which is greater than the GWA.

Assumptions:

•	The contract accumulation value immediately prior to the withdrawal which exceeds the GWA is $75,000.

•	The GWB immediately prior to the withdrawal that exceeds the GWA is $125,000.

•	The GWA and LWA immediately prior to the withdrawal is $6,250.

•	A $6,500 withdrawal is taken. This withdrawal amount exceeds the GWA and LWA.

	Prior to withdrawal which exceeds GWA	Immediately after withdrawal which exceeds the GWA
Contract value	$75,000	The new contract value is $75,000 – $6,500 which equals $68,500.
GWB	$125,000	The new GWB is the lesser of the contract value minus the withdrawal or the GWB minus the withdrawal. Thus, the new GWB is the lesser of $75,000 – $6,500 ($68,500) or $125,000 – $6,500 ($118,500). The new GWB equals $68,500.
GWA and LWA	$6250

•   The new GWA and LWA are the lesser of the GWA and LWA prior to excess withdrawal, or 5% times the greater of 1) the contract value immediately after the withdrawal or 2) the GWB immediately after the withdrawal.

•   Thus, the new GWA and LWA are the lesser of: $6,250 or 5% times the greater of: 1) $68,500 x 5% ($3,425) or 2) $68,500 x 5% ($3,425).

•   The new GWA and LWA equal $3,425.

If you have a qualified contract, you may be required to take minimum required distributions. Please see the discussion of tax qualified distributions below for information on the effect of minimum required distributions on this rider’s benefits Also, the value of this rider’s benefits to you may be limited if the contract is held in connection with a section 403(b) or other retirement program that does not allow withdrawals from the contract prior to age 59-1/2, termination of employment or other specified circumstances and the SL GMWB is purchased at a time when such withdrawals are not allowed. You should consult a tax adviser before purchasing the SL GMWB rider with a qualified contract.

OTHER CONTRACT FEATURES	PROSPECTUS	49

The following section describes how your GWA is calculated on or after your first contract anniversary:

Each time an additional premium payment is received by us, the GWA will equal the greater of:

–	your GWA immediately prior to the premium payment; or
–	the lesser of:

•	the GWB immediately after the premium payment multiplied by the 5% guaranteed withdrawal percentage; or

•	your GWA immediately prior to the premium payment plus an amount equal to the premium payment multiplied by the 5% guaranteed withdrawal percentage.

If your GWB is increased by a bonus, your GWA will equal the greater of:

–	your GWA immediately prior to the bonus; or
–	the GWB immediately after the bonus multiplied by the 5% guaranteed withdrawal percentage.

If your GWB is stepped-up, the GWA will equal the greater of:

–	the GWA immediately prior to the step-up of your GWB; or
–	your GWB immediately after the step-up of your GWB multiplied by the 5% guaranteed withdrawal percentage.

If your total withdrawals during a contract year are less than or equal to your GWA, then your GWA will not change as a result of your withdrawal. If a withdrawal causes your total withdrawals during a contract year to exceed your GWA and that withdrawal amount is not due to a tax qualified distribution as described below, then your GWA will be reset to equal the lesser of:

–	your GWA immediately prior to the withdrawal; or
–	the 5% guaranteed withdrawal percentage multiplied by the greater of:

•	the accumulation value of your contact immediately after your withdrawal; or

•	your GWB immediately after the withdrawal.

Any reset of the GWA will also result in a reset of the LWA, if applicable.

The following section describes how your LWA is calculated:

Your initial LWA is equal to the GWB on your lifetime withdrawal eligibility date multiplied by the 5% lifetime withdrawal percentage. The LWA will not be determined before this eligibility date. The LWA equals zero if there is no longer a covered person under the rider.

After the lifetime withdrawal eligibility date, each time an additional premium payment is received by us, the LWA will equal the greater of:

–	your LWA immediately prior to the payment; or
–	the lesser of:

•	the GWB immediately after the premium payment multiplied by the 5% lifetime withdrawal percentage; or

50	PROSPECTUS	OTHER CONTRACT FEATURES

•	your LWA immediately prior to the premium payment plus an amount equal to the premium payment multiplied by the 5% lifetime withdrawal percentage.

If your GWB is increased by a bonus, your LWA will equal the greater of:

–	your LWA immediately prior to the bonus; or
–	your GWB immediately after the bonus multiplied by the 5% lifetime withdrawal percentage.

If your GWB is stepped up, the LWA will equal the greater of:

–	your LWA immediately prior to the step-up of the GWB; or
–	your GWB immediately after the step-up of your GWB multiplied by the 5% lifetime withdrawal percentage.

On or after the lifetime withdrawal eligibility date, if your total withdrawals during a contract year are less than or equal to your LWA, then your LWA does not change as a result of your withdrawal. If a withdrawal causes your total withdrawals during a contract year to exceed your LWA, and that withdrawal amount is not due to a tax qualified distribution as (described below), then your LWA will be reset to equal the lesser of:

–	your LWA immediately prior to the withdrawal; or
–	the 5% lifetime withdrawal percentage multiplied by the greater of:

•	the accumulation value of your contract immediately after the withdrawal; or

•	the GWB immediately after the withdrawal.

A reset of your LWA as a result of a withdrawal in excess of the LWA does not necessarily result in a reset of the GWA, unless that withdrawal exceeds the GWA for that contract year and is not due to a tax qualified distribution (as described below).

The following section describes tax qualified distributions:

Your GWA and LWA will not be reset and your GWB will not be reduced in excess of the amount of the withdrawal, if withdrawals in a contract year are made solely pursuant to one of the following tax-qualified distribution programs:

1.

Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code (“Code”) Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code Section 403(b)), an individual retirement account (Code Section 408(a)), or an individual retirement annuity (Code Section 408(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the owner dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii)

OTHER CONTRACT FEATURES	PROSPECTUS	51

calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004). Only the proportional share allocable to this contract of any required minimum distribution is a tax qualified distribution; or

2.	Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of such owner and his or her designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 Internal Revenue Bulletin 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a tax-qualified distribution program under the rider); or

3.	Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the beneficiary or the joint lives (or joint life expectancies) of such beneficiary and his or her designated beneficiary, provided, however, that the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by the Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a tax-qualified distribution program under the rider).

Your right to make withdrawals pursuant to one of the tax-qualified distribution programs described above is subject to the following requirements and limitations:

(a)	GIAC has been authorized to calculate and make monthly distributions of the tax qualified distributions for the calendar year.

(b)	Each tax qualified distribution is in the amount that GIAC calculates under 1, 2 or 3 above, based on information that you provide to GIAC and GIAC’s understanding of the Code. GIAC reserves the right to make changes in its calculations as it determines to comply with the Code and Treasury Regulations; and

52	PROSPECTUS	OTHER CONTRACT FEATURES

(c)	No withdrawals (other than tax qualified distributions) are made from the contract during the contract year.

Each tax qualified distribution will decrease your GWB by the amount withdrawn immediately following the tax qualified distribution. For purposes of this tax qualified distribution section, references to owner also include the beneficiary, as applicable. If both the accumulation value of the contract and the GWB are depleted, tax qualified distributions in excess of the LWA are no longer permitted.

The following section will explain the settlement phase of the SL GMWB rider:

The rider will enter its settlement phase if a withdrawal:

–	does not cause your total withdrawals during that contract year to exceed the GWA or the amount permitted as a tax qualified distribution; and
–	reduces the accumulation value of the contract to zero,

but the GWB or LWA immediately after the withdrawal is still greater than zero.

Your contract will continue, but all other rights and benefits under your contract, including death benefits, will terminate. Additional premium payments will not be accepted and the rider fee will not be deducted.

If the rider has entered the settlement phase and the lifetime withdrawal eligibility date has been reached and the covered person is living, we will pay you the LWA, or if you elect, the applicable tax qualified distribution amount, for as long as the covered person is alive. Payments will be made annually on the contract anniversary and each payment will reduce the GWB by the amount of the payment.

If the rider has entered the settlement phase and the lifetime withdrawal eligibility date has not been reached, we will pay you the GWA, or if you elect, the applicable tax qualified distribution amount, until the GWB is depleted. If the lifetime withdrawal eligibility date is reached after the rider has entered the settlement phase while the rider is in effect and the GWB has not been depleted, we will pay you the LWA annually on each contract anniversary as long as the covered person is alive. Each payment will reduce the GWB by the amount of the payment.

If, during the settlement phase:

–	your GWB becomes zero but your LWA is greater than zero, you will receive annual payments equal to the LWA on each contract anniversary while the covered person is alive.
–	the covered person dies, the LWA will be set to zero.
–	the GWB is depleted and the covered person is no longer alive, the rider will terminate and no additional payments will be made.

You have the option during the settlement phase to request us, in writing, to change your payment from the then effective payment amount (GWA, LWA or tax qualified distributions) to any other of these

OTHER CONTRACT FEATURES	PROSPECTUS	53

payment amounts that you are eligible for at that time. This change will be effective on the contract anniversary following the date that your written election is received by us in good order. Please note that if the new form of payments exceeds the LWA, the LWA may be reset.

It is not clear whether payments made during the settlement phase will be taxed as withdrawals or as annuity payments. This is significant for non-qualified contracts because withdrawals are taxed less favorably than are annuity payments. In view of this uncertainty, we intend to adopt a conservative approach and treat payments during the settlement phase under non-qualified contracts as withdrawals. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the SL GMWB rider itself.

The following section describes the effect of the payment of a death benefit on the SL GMWB rider:

The SL GMWB rider will terminate if:

–	a death benefit is payable prior to the annuity commencement date and before the GWB is depleted; and
–	the death benefit proceeds are distributed as a lump sum or pursuant to the election of an annuity payout option.

The SL GMWB rider will continue if:

–	a death benefit is payable prior to the annuity commencement date and before the GWB is depleted; and
–	the death benefit proceeds are not distributed as a lump sum or pursuant to the election of an annuity payout option.

If the SL GMWB rider continues, the rider fee continues. Also, if the death benefit was greater than the GWB on the date that the death benefit was determined, the GWB will automatically step-up to that amount. The beneficiary is not eligible for any remaining bonuses or step-ups. When withdrawals deplete the accumulation value of the contract or the death benefit proceeds to zero and the GWB is still greater than zero, then the rider enters the settlement phase. Annual payments, equal to the GWA, will be paid to the beneficiary until the earlier to occur of:

–	the depletion of the GWB, or
–	the fifth anniversary of the annuitant’s death.

However, the beneficiary may, within one year of the date of death of the deceased annuitant, elect “life expectancy distributions.” These life expectancy distributions are determined using the applicable life expectancy table as published by the Internal Revenue Service. In that instance, annual settlement payments equal to the GWA will be paid to the beneficiary until the earlier to occur of:

–	the depletion of the GWB, or
–	the end of the beneficiary’s life expectancy as determined on the date of the annuitant’s death.

54	PROSPECTUS	OTHER CONTRACT FEATURES

The following section explains the option that you have to receive an annuity payment at least equal to the LWA at the last annuity commencement date permitted by applicable state law:

While this rider is in effect, we agree that you may change the annuity commencement date of the contract to a date not later than the last date permitted under applicable state law. Currently, GIAC uses age 95 as the last annuity commencement date available under state law. If this last annuity commencement date has been reached while the rider is in effect but has not yet entered the settlement phase, and there is a covered person under this rider on such annuity commencement date, and a fixed life annuity without guaranteed period payout option has been elected, we will make annual payments under the fixed life annuity without guaranteed period payout option of the contract equal to the greater of:

–	the amount calculated as the annual payment under the fixed life annuity without guaranteed payout option under the contract, or
–	the LWA as of the annuity commencement date.

During the entire time this rider is in effect, you must invest all of your premium payments and the contract accumulation value in one of the following seven allocation models:

1.	Growth Blend Model

•	RS S&P 500 Index VIP Series or RS Core Equity VIP Series – 20%

•	RS Investment Quality Bond VIP Series – 40%

•	AIM V.I. Capital Appreciation – 30%

•	Fidelity VIP Contrafund Portfolio – 10%

2.	Growth and Income Model I

•	RS S&P 500 Index VIP Series or RS Core Equity VIP Series – 15%

•	RS Investment Quality Bond VIP Series – 40%

•	Davis Value Portfolio – 15%

•	Fidelity VIP Equity Income Portfolio – 15%

•	RS International Growth VIP Series – 15%

3.	Growth and Income Model II

•	RS S&P 500 Index VIP Series or RS Core Equity VIP Series – 15%

•	Davis Value Portfolio – 15%

•	Fidelity VIP Contrafund Portfolio – 20%

•	RS International Growth VIP Series – 10%

•	One of the following allocations:

–	RS Investment Quality Bond VIP Series – 40%

or

–	RS Investment Quality Bond VIP Series – 30% and Fidelity VIP Investment Grade Bond Portfolio – 10%

or

–	RS Investment Quality Bond VIP Series – 20% and Fidelity VIP Investment Grade Bond Portfolio – 20%

OTHER CONTRACT FEATURES	PROSPECTUS	55

4.	Value Blend Model

•	RS S&P 500 Index VIP Series or RS Core Equity VIP Series – 15%

•	RS Investment Quality Bond VIP Series – 40%

•	Davis Value Portfolio – 30%

•	Van Kampen Life Investment Trust Growth and Income Portfolio – 15%

5.	RS Perspectives Model

•	RS S&P 500 Index VIP Series or RS Core Equity VIP Series – 30%

•	RS Investment Quality Bond VIP Series – 40%

•	RS Large Cap Value VIP Series – 15%

•	RS International Growth VIP Series – 15%

6.	Core Blend Model

•	Fidelity VIP Contrafund Portfolio – 25%

•	Fidelity VIP MidCap Portfolio – 20%

•	RS Investment Quality Bond VIP Series – 25%

•	Fidelity VIP Investment Grade Bond Portfolio – 15%

•	Franklin Small Cap Value Securities Fund – 15%

7.	Equity Income Blend Model

•	Fidelity VIP Contrafund Portfolio – 35%

•	Franklin Rising Dividends Securities Fund – 25%

•	Fidelity VIP Investment Grade Bond Portfolio – 20%

•	RS Investment Quality Bond VIP Series – 20%

Under models 1 through 5, you must select either the RS S&P 500 Index VIP Series or the RS Core Equity VIP Series. Additionally, under the third model, you must choose which allocation amount you desire for the RS Investment Quality Bond VIP Series and the Fidelity VIP Investment Grade Bond Portfolio. We will not allow partial transfers among investment options or models once a model is selected. However, you may select a new model allocation, subject to any transfer restrictions under the contract, if 100% of the contract accumulation value is moved to a new model. Your contract accumulation value will be rebalanced automatically to the original percentages for the model you selected, on a quarterly basis, on March 1, June 1, September 1 and December 1.

There is no assurance that investing in any allocation model will increase your contract accumulation value or that your investment results will not experience market volatility. The investment performance of your contract will depend on the performance of the investment options that comprise each allocation model. Your investment in each of the investment options will fluctuate and may be worth more or less than your original investment.

We reserve the right to restrict investment options and allocation models at any time. If an investment option or model is restricted, no

56	PROSPECTUS	OTHER CONTRACT FEATURES

transfers into the restricted investment options or models will be allowed and no additional premium payments may be allocated to the restricted investment options or models after the date of the restriction. Any amount previously allocated to an investment option or model that is subsequently restricted will be unaffected by the restriction. Please see Transfers and Frequent transfers among the variable investment options for more information about transfers under your contract.

We reserve the right to agree or refuse to issue the SL GMWB rider at our sole discretion. This version of the SL GMWB Rider is not available in New York State. The rider may not be available in your state. The rider is available in your state only if it has been approved by your state insurance department and we have taken steps to offer it in your state. If you select the Living Benefit (Decade), the Guaranteed Minimum Income Benefit (GMIB), the Guaranteed Minimum Withdrawal Benefit III (GMWB III) and/or the Spousal Continuation Enhanced Guaranteed Minimum Withdrawal Benefit (SC GMWB) riders, you cannot select the SL GMWB rider. Currently, neither of the dollar cost averaging programs will be available to you if you select the SL GMWB rider, although we may offer the dollar cost averaging programs to contractowners who have selected the SL GMWB rider in the future. This rider shall be construed and administered so as to be in compliance with the Internal Revenue Code and the appropriate regulations, including but not limited to, Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable.

Single Life Enhanced Guaranteed Minimum Withdrawal Benefit (SL GMWB) (referred to as “Lifetime AssetAccess”) (New York Version)

When you buy your contract, you can choose to buy a SL GMWB rider, if your initial premium payment is $10,000 or more, and if you are younger than 81 years old and the only owner of the contract and there is no contingent annuitant at the time we issue the contract. This rider provides a guaranteed minimum withdrawal benefit regardless of the investment performance of the contract when your investment allocations are made in accordance with specified model allocation requirements, beginning on the first contract anniversary and ending on the earlier to occur of the annuity commencement date or the termination of the rider. There is a one year benefit waiting period for the benefits provided by this rider. This rider is irrevocable and can only be terminated on the earliest of the following:

•	the contract termination date; or

•	the date an annuity payout option under the contract commences; or

•	the date the accumulation value of the contract, the guaranteed withdrawal balance and the lifetime withdrawal amount, described below, all equal zero;

•	upon the covered person’s date of death;

•	any change in the owner or annuitant under the contract, including but not limited to, adding a joint owner or contingent annuitant.

OTHER CONTRACT FEATURES	PROSPECTUS	57

It is important to understand several key terms that are fundamental to this rider:

The guaranteed withdrawal balance (GWB) is the total amount available for future periodic guaranteed withdrawals and is used for the purpose of calculating the SL GMWB. The GWB cannot be withdrawn in a lump sum and it can never exceed $5,000,000. The guaranteed withdrawal amount (GWA) is the amount that is guaranteed to be available for withdrawal each contract year while the covered person is alive and the rider is in effect until the GWB is depleted. The GWA reduces to zero upon the death of the covered person. The covered person is the person whose life is used to determine the duration of the lifetime withdrawal amount payments. If the owner is a natural person, the covered person is the owner, who must also be the annuitant. If the owner is not a natural person, the covered person is the annuitant. The covered person may not be changed after the contract is issued. The lifetime withdrawal amount (LWA) is the amount that is guaranteed to be available for withdrawal each contract year on or after the lifetime withdrawal eligibility date while there is a covered person under the rider and the rider is in effect. The initial LWA is determined on the lifetime withdrawal eligibility date which is the later of the first contract anniversary or the first contract anniversary on or after the covered person’s 65th birthday. A withdrawal is an amount withdrawn from the contract, including any applicable contingent deferred sales charges and annuity taxes.

The GWA is calculated on your first contract anniversary by multiplying the GWB as of that date by 5%. This percentage is the guaranteed withdrawal percentage. You may take withdrawals in each contract year, beginning on your first contract anniversary and ending on the earlier to occur of the annuity commencement date or the termination of the rider, up to an amount equal to the GWA until the GWB is depleted, even if the accumulation value of your contract reduces to zero. The rider also provides for an alternate benefit. This alternate benefit guarantees that on or after the lifetime withdrawal eligibility date while there is a covered person under this rider and the rider is in effect, you may take withdrawals in each contract year up to an amount equal to the LWA. If the rider enters the settlement phase (as described below) prior to the annuity commencement date, the LWA payments continue beyond the annuity commencement date for as long as the covered person is alive. However, if you select the last annuity commencement date permitted by applicable state law as your annuity commencement date and such date is reached while the rider is in effect and the settlement phase has not been reached, the covered person may receive annuity payments at least equal to the LWA, subject to the conditions and requirements described below. If you choose not to withdraw the total GWA or LWA available in any contract year, your remaining GWA or LWA cannot be carried forward to the next contract year. If you withdraw an amount greater than your GWA in any contract year and that withdrawal amount is not a tax qualified distribution (as described below), your GWB will be reset, possibly reducing the potential benefit provided by the rider to an amount less than the total of all your premium payments. If you

58	PROSPECTUS	OTHER CONTRACT FEATURES

withdraw an amount greater than the LWA after the lifetime withdrawal eligibility date and that withdrawal amount is not a tax qualified distribution (as described below), the LWA will be reset, possibly reducing the LWA to zero and eliminating the LWA benefit, even if the amount withdrawn is less than or equal to the GWA.

After the issue date of your contract and prior to the first contract anniversary, we will not accept additional premium payments, without our prior approval, if the total of all additional payments exceeds $1,000,000. On or after the first contract anniversary, we will not accept additional premium payments, without our prior approval, if the total of all additional premium payments exceeds $100,000. We reserve the right to refuse initial or additional premium payments at any time or for any reason.

You will pay an annual fee for this rider on each contract anniversary date prior to the annuity commencement date and at other times described below. The rider fee is deducted pro rata from all investment options and is 0.60% of the adjusted GWB. The adjusted GWB is the GWB that was available on your prior contract anniversary, adjusted for any step-up (described below) or subsequent premium payments made prior to the current contract anniversary. For your first contract anniversary, the adjusted GWB is the initial premium adjusted for any subsequent premium payments you made during the first contract year. If you take a withdrawal on any date other than a contract anniversary and the withdrawal exceeds the GWA or the tax qualified distribution amount for that contract year and reduces the accumulation value of the basic contract to zero, we will deduct a pro rata share of the rider fee from the amount that would be payable to you. We will also deduct a rider fee prior to the payment of death benefit proceeds and annuitization of the contract. For purposes of determining this rider fee, a total withdrawal of the contract’s accumulation value will be deemed to have been taken on the date the death benefit is determined and on the annuity commencement date. We reserve the right to increase the rider fee to a maximum of 1.00% annually on the effective date of each step-up.

The effective date of the benefits provided by the rider is the first contract anniversary date. In no event will the GWB exceed $5,000,000.

The following section describes how your GWB is calculated:

The initial GWB is equal to your initial premium payment. During the first contract year, each time we receive an additional premium payment, the GWB increases by the amount of that additional premium payment. Each time you take a withdrawal during the first contract year, the GWB will reset to the GWB immediately prior to the withdrawal multiplied by the accumulation value of the contract immediately after the withdrawal and divided by the accumulation value immediately prior to the withdrawal.

On and after the first contract anniversary, each time an additional premium payment is received by us, your GWB will increase by the

OTHER CONTRACT FEATURES	PROSPECTUS	59

amount of that additional payment. Your GWB can also increase as a result of either a bonus or a step-up, and it will decrease as a result of a withdrawal.

During your first nine contract years (the bonus period), if you do not take withdrawals during a particular contract year and if your GWB has not been previously stepped-up and/or reset, then your GWB will increase on the following contract anniversary by an amount equal to 6% (the bonus percentage) multiplied by the following: the total premium payments you made from the issue date of your contract to the end of the applicable contract year minus the total withdrawals you made during that period. However, if your GWB was previously stepped-up and/or reset during the bonus period, then your GWB will increase by an amount equal to 6% multiplied by the following: your GWB immediately after your latest step-up or reset, increased by any premium payments we received after your latest step-up or reset and decreased by any withdrawals you made after your latest step-up or reset.

No bonuses will be paid after the end of the bonus period. Also, please note that the application of any bonus only increases the GWB and does not increase the contract’s accumulation value.

Your first automatic step-up date is your first contract anniversary. After that, your GWB will automatically increase or “step up” to equal the accumulation value of your contract on every contract anniversary, up to and including your 31st contract anniversary, if the accumulation value of your contract on the step-up date is greater than the GWB on that date, after adjustment for any applicable bonus amount. Within 30 days following each step-up date, you may choose to decline the automatic step-up by providing written notice to GIAC. Currently, we do not charge an increased rider fee percentage for these step-ups, but we reserve the right to increase the rider fee percentage on the effective date of each step-up. The increased rider fee percentage will never exceed an annual charge of 1.00%, deducted pro rata from all investment options, on your contract anniversary. You will receive advance notice of any increase in the rider fee percentage and you will be given the opportunity to decline automatic step-ups in the future. If you decline automatic step-ups, any increase in the rider fee percentage will not apply and your GWB will not automatically step-up on subsequent step-up dates. You may resume automatic step-ups at any time by providing written notice to us or by electing to step-up within 30 days following any subsequent step-up date. This election will resume automatic step-ups. If you resume automatic step-ups, any increase in the rider fee percentage that has been implemented by us for contracts with automatic step-ups will apply. No step-ups will be permitted after the 30 days following your 31st contract anniversary.

If your total withdrawals during a contract year are less than or equal to the GWA or the withdrawal is a tax qualified distribution (as described below), then your GWB will reset to a GWB less the amount of the withdrawals. If your total withdrawals during a contract year exceed the GWA and that withdrawal is not a tax qualified distribution

60	PROSPECTUS	OTHER CONTRACT FEATURES

(as described below), then your GWB will reset to equal the lesser of the accumulation value of your contract immediately after the withdrawal or the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

If you have a qualified contract, you may be required to take minimum required distributions. Please see the discussion of tax qualified distributions below for information on the effect of minimum required distributions on this rider’s benefits Also, the value of this rider’s benefits to you may be limited if the contract is held in connection with a section 403(b) or other retirement program that does not allow withdrawals from the contract prior to age 59-1/2, termination of employment or other specified circumstances and the SL GMWB is purchased at a time when such withdrawals are not allowed. You should consult a tax adviser before purchasing the SL GMWB rider with a qualified contract.

The following section describes how your GWA is calculated on or after your first contract anniversary:

Each time an additional premium payment is received by us, the GWA will equal the greater of:

•	your GWA immediately prior to the premium payment; or

•	the lesser of:

–	the GWB immediately after the premium payment multiplied by the 5% guaranteed withdrawal percentage; or
–	your GWA immediately prior to the premium payment plus an amount equal to the premium payment multiplied by the 5% guaranteed withdrawal percentage.

If your GWB is increased by a bonus, your GWA will equal the greater of:

•	your GWA immediately prior to the bonus; or

•	the GWB immediately after the bonus multiplied by the 5% guaranteed withdrawal percentage.

If your GWB is stepped-up, the GWA will equal the greater of:

•	the GWA immediately prior to the step-up of your GWB; or

•	your GWB immediately after the step-up of your GWB multiplied by the 5% guaranteed withdrawal percentage.

If your total withdrawals during a contract year are less than or equal to your GWA, then your GWA will not change as a result of your withdrawal. If a withdrawal causes your total withdrawals during a contract year to exceed your GWA and that withdrawal amount is not due to a tax qualified distribution as described below, then your GWA will be reset to equal the lesser of:

•	your GWA immediately prior to the withdrawal; or

•	the 5% guaranteed withdrawal percentage multiplied by the greater of:

–	the accumulation value of your contact immediately after your withdrawal; or

OTHER CONTRACT FEATURES	PROSPECTUS	61

–	your GWB immediately after the withdrawal.

Any reset of the GWA will also result in a reset of the LWA, if applicable.

The following section describes how your LWA is calculated:

Your initial LWA is equal to the GWB on your lifetime withdrawal eligibility date multiplied by the 5% lifetime withdrawal percentage. The LWA will not be determined before this eligibility date. The LWA equals zero if there is no longer a covered person under the rider.

After the lifetime withdrawal eligibility date, each time an additional premium payment is received by us, the LWA will equal the greater of:

•	your LWA immediately prior to the payment; or

•	the lesser of:

–	the GWB immediately after the premium payment multiplied by the 5% lifetime withdrawal percentage; or
–	your LWA immediately prior to the premium payment plus an amount equal to the premium payment multiplied by the 5% lifetime withdrawal percentage.

If your GWB is increased by a bonus, your LWA will equal the greater of:

•	your LWA immediately prior to the bonus; or

•	your GWB immediately after the bonus multiplied by the 5% lifetime withdrawal percentage.

If your GWB is stepped up, the LWA will equal the greater of:

•	your LWA immediately prior to the step-up of the GWB; or

•	your GWB immediately after the step-up of your GWB multiplied by the 5% lifetime withdrawal percentage.

On or after the lifetime withdrawal eligibility date, if your total withdrawals during a contract year are less than or equal to your LWA, then your LWA does not change as a result of your withdrawal. If a withdrawal causes your total withdrawals during a contract year to exceed your LWA, and that withdrawal amount is not due to a tax qualified distribution as (described below), then your LWA will be reset to equal the lesser of:

•	your LWA immediately prior to the withdrawal; or

•	the 5% lifetime withdrawal percentage multiplied by the greater of:

–	the accumulation value of your contract immediately after the withdrawal; or
–	the GWB immediately after the withdrawal.

A reset of your LWA as a result of a withdrawal in excess of the LWA does not necessarily result in a reset of the GWA, unless that withdrawal exceeds the GWA for that contract year and is not due to a tax qualified distribution (as described below).

62	PROSPECTUS	OTHER CONTRACT FEATURES

The following section describes tax qualified distributions:

Your GWA and LWA will not be reset and your GWB will not be reduced in excess of the amount of the withdrawal, if withdrawals in a contract year are made solely pursuant to one of the following tax-qualified distribution programs:

1.	Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code (“Code”) Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code Section 403(b)), an individual retirement account (Code Section 408(a)), or an individual retirement annuity (Code Section 408(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the owner dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004). Only the proportional share allocable to this contract of any required minimum distribution is a tax qualified distribution; or

2.	Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of such owner and his or her designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 Internal Revenue Bulletin 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a tax-qualified distribution program under the rider); or

3.

Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the beneficiary or the joint lives (or joint life expectancies) of such beneficiary and his or her designated beneficiary, provided, however, that the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by the Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526

OTHER CONTRACT FEATURES	PROSPECTUS	63

(substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a tax-qualified distribution program under the rider).

Your right to make withdrawals pursuant to one of the tax-qualified distribution programs described above is subject to the following requirements and limitations:

(a)	GIAC has been authorized to calculate and make monthly distributions of the tax qualified distributions for the calendar year.

(b)	Each tax qualified distribution is in the amount that GIAC calculates under 1, 2 or 3 above, based on information that you provide to GIAC and GIAC’s understanding of the Code. GIAC reserves the right to make changes in its calculations as it determines to comply with the Code and Treasury Regulations; and

(c)	No withdrawals (other than tax qualified distributions) are made from the contract during the contract year.

Each tax qualified distribution will decrease your GWB by the amount withdrawn immediately following the tax qualified distribution. For purposes of this tax qualified distribution section, references to owner also include the beneficiary, as applicable. If both the accumulation value of the contract and the GWB are depleted, tax qualified distributions in excess of the LWA are no longer permitted.

The following section will explain the settlement phase of the SL GMWB rider:

The rider will enter its settlement phase if a withdrawal:

•	does not cause your total withdrawals during that contract year to exceed the GWA or the amount permitted as a tax qualified distribution; and

•	reduces the accumulation value of the contract to zero,

but the GWB or LWA immediately after the withdrawal is still greater than zero.

Your contract will continue, but all other rights and benefits under your contract, including death benefits, will terminate. Additional premium payments will not be accepted and the rider fee will not be deducted.

If the rider has entered the settlement phase and the lifetime withdrawal eligibility date has been reached and the covered person is living, we will pay you the LWA, or if you elect, the applicable tax qualified distribution amount, for as long as the covered person is alive. Payments will be made annually on the contract anniversary and each payment will reduce the GWB by the amount of the payment.

If the rider has entered the settlement phase and the lifetime withdrawal eligibility date has not been reached, we will pay you the

64	PROSPECTUS	OTHER CONTRACT FEATURES

GWA, or if you elect, the applicable tax qualified distribution amount, as long as the covered person is alive, until the GWB is depleted. If the lifetime withdrawal eligibility date is reached after the rider has entered the settlement phase while the rider is in effect and the GWB has not been depleted, we will pay you the LWA annually on each contract anniversary as long as the covered person is alive. Each payment will reduce the GWB by the amount of the payment.

If, during the settlement phase:

•	your GWB becomes zero but your LWA is greater than zero, you will receive annual payments equal to the LWA on each contract anniversary while the covered person is alive.

•	the covered person dies, the LWA and the GWA will be set to zero.

•	the covered person dies, the rider will terminate and no additional payments will be made.

You have the option during the settlement phase to request us, in writing, to change your payment from the then effective payment amount (GWA, LWA or tax qualified distributions) to any other of these payment amounts that you are eligible for at that time. This change will be effective on the contract anniversary following the date that your written election is received by us in good order. Please note that if the new form of payments exceeds the LWA, the LWA may be reset.

It is not clear whether payments made during the settlement phase will be taxed as withdrawals or as annuity payments. This is significant for non-qualified contracts because withdrawals are taxed less favorably than are annuity payments. In view of this uncertainty, we intend to adopt a conservative approach and treat payments during the settlement phase under non-qualified contracts as withdrawals. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the SL GMWB rider itself.

The following section describes the effect of the payment of a death benefit on the SL GMWB rider:

The SL GMWB rider will terminate if a death benefit is payable prior to the annuity commencement date and before the GWB is depleted.

The following section explains the option that you have to receive an annuity payment at least equal to the LWA at the last annuity commencement date permitted by applicable state law:

While this rider is in effect, we agree that you may change the annuity commencement date of the contract to a date not later than the last date permitted under applicable state law. Currently, GIAC uses age 95 as the last annuity commencement date available under state law. If this last annuity commencement date has been reached while the rider

OTHER CONTRACT FEATURES	PROSPECTUS	65

is in effect but has not yet entered the settlement phase, and there is a covered person under this rider on such annuity commencement date, and a fixed life annuity without guaranteed period payout option has been elected, we will make annual payments under the fixed life annuity without guaranteed period payout option of the contract equal to the greater of:

•	the amount calculated as the annual payment under the fixed life annuity without guaranteed payout option under the contract, or

•	the LWA as of the annuity commencement date.

During the entire time this rider is in effect, you must invest all of your premium payments and the contract accumulation value in one of the following seven allocation models:

1.	Growth Blend Model

•	RS S&P 500 Index VIP Series or RS Core Equity VIP Series – 20%

•	RS Investment Quality Bond VIP Series – 40%

•	AIM V.I. Capital Appreciation – 30%

•	Fidelity VIP Contrafund Portfolio – 10%

2.	Growth and Income Model I

•	RS S&P 500 Index VIP Series or RS Core Equity VIP Series – 15%

•	RS Investment Quality Bond VIP Series – 40%

•	Davis Value Portfolio – 15%

•	Fidelity VIP Equity Income Portfolio – 15%

•	RS International Growth VIP Series – 15%

3.	Growth and Income Model II

•	RS S&P 500 Index VIP Series or RS Core Equity VIP Series – 15%

•	Davis Value Portfolio – 15%

•	Fidelity VIP Contrafund Portfolio – 20%

•	RS International Growth VIP Series – 10%

•	One of the following allocations:

–	RS Investment Quality Bond VIP Series – 40%

or

–	RS Investment Quality Bond VIP Series – 30% and Fidelity VIP Investment Grade Bond Portfolio – 10%

or

–	RS Investment Quality Bond VIP Series – 20% and Fidelity VIP Investment Grade Bond Portfolio – 20%

4.	Value Blend Model

•	RS S&P 500 Index VIP Series or RS Core Equity VIP Series – 15%

•	RS Investment Quality Bond VIP Series – 40%

•	Davis Value Portfolio – 30%

66	PROSPECTUS	OTHER CONTRACT FEATURES

•	Van Kampen Life Investment Trust Growth and Income Portfolio – 15%

5.	RS Perspectives Model

•	RS S&P 500 Index VIP Series or RS Core Equity VIP Series – 30%

•	RS Investment Quality Bond VIP Series – 40%

•	RS Large Cap Value VIP Series – 15%

•	RS International Growth VIP Series – 15%

6.	Core Blend Model

•	Fidelity VIP Contrafund Portfolio – 25%

•	Fidelity VIP MidCap Portfolio – 20%

•	RS Investment Quality Bond VIP Series – 25%

•	Fidelity VIP Investment Grade Bond Portfolio – 15%

•	Franklin Small Cap Value Securities Fund – 15%

7.	Equity Income Blend Model

•	Fidelity VIP Contrafund Portfolio – 35%

•	Franklin Rising Dividends Securities Fund – 25%

•	Fidelity VIP Investment Grade Bond Portfolio – 20%

•	RS Investment Quality Bond VIP Series – 20%

Under models 1 through 5, you must select either the RS S&P 500 Index VIP Series or the RS Core Equity VIP Series. Additionally, under the third model, you must choose which allocation amount you desire for the RS Investment Quality Bond VIP Series and the Fidelity VIP Investment Grade Bond Portfolio. We will not allow partial transfers among investment options or models once a model is selected. However, you may select a new model allocation, subject to any transfer restrictions under the contract, if 100% of the contract accumulation value is moved to a new model. Your contract accumulation value will be rebalanced automatically to the original percentages for the model you selected, on a quarterly basis, on March 1, June 1, September 1 and December 1.

There is no assurance that investing in any allocation model will increase your contract accumulation value or that your investment results will not experience market volatility. The investment performance of your contract will depend on the performance of the investment options that comprise each allocation model. Your investment in each of the investment options will fluctuate and may be worth more or less than your original investment.

We reserve the right to restrict investment options and allocation models at any time. If an investment option or model is restricted, no transfers into the restricted investment options or models will be allowed and no additional premium payments may be allocated to the restricted investment options or models after the date of the restriction.

OTHER CONTRACT FEATURES	PROSPECTUS	67

Any amount previously allocated to an investment option or model that is subsequently restricted will be unaffected by the restriction. Please see Transfers and Frequent transfers among the variable investment options for more information about transfers under your contract.

We reserve the right to agree or refuse to issue the SL GMWB rider at our sole discretion. This version of the rider is only available in New York state. If you select the Living Benefit (Decade), the Guaranteed Minimum Income Benefit (GMIB), the Earnings Benefit and/or the Guaranteed Minimum Withdrawal Benefit III (GMWB III) riders, you cannot select the SL GMWB rider. Currently, neither of the dollar cost averaging programs will be available to you if you select the SL GMWB rider, although we may offer the dollar cost averaging programs to contractowners who have selected the SL GMWB rider in the future. This rider shall be construed and administered so as to be in compliance with the Internal Revenue Code and the appropriate regulations, including but not limited to, Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable.

Spousal Continuation Enhanced Guaranteed Minimum Withdrawal Benefit (SC GMWB) (referred to as “Spousal AssetAccess”)

When you buy your contract, you can choose to buy a SC GMWB rider, if your initial premium payment is $10,000 or more. At the time of issue, you must be younger than 81 years old and the only owner of the contract and a natural person. Also, you must be the annuitant and there cannot be a contingent annuitant. You must be legally married on the issue date and your spouse must be the sole beneficiary. This rider provides a guaranteed minimum withdrawal benefit regardless of the investment performance of the contract when your investment allocations are made in accordance with specified model allocation requirements, beginning on the first contract anniversary and ending on the earlier to occur of the annuity commencement date or the termination of the rider. There is a one year benefit waiting period for the benefits provided by this rider. This rider is irrevocable and can only be terminated on the earliest of the following:

–	the contract termination date; or
–	the date an annuity payout option under the contract commences; or
–	the date the accumulation value of the contract, the guaranteed withdrawal balance and the lifetime withdrawal amount, each described below, all equal zero;
–	when death benefit proceeds are distributed as a lump sum under the contract; or
–	any change in the owner or annuitant under the contract, including but not limited to, adding a joint owner or contingent annuitant unless such changes are made by the spousal beneficiary, defined below, if the contract has been continued under spousal continuation.

68	PROSPECTUS	OTHER CONTRACT FEATURES

It is important to understand several key terms that are fundamental to this rider:

The guaranteed withdrawal balance (GWB) is the total amount available for future periodic guaranteed withdrawals and is used for the purpose of calculating the SC GMWB. The GWB cannot be withdrawn in a lump sum and it can never exceed $5,000,000. The guaranteed withdrawal amount (GWA) is the amount that is guaranteed to be available for withdrawal each contract year while the rider is in effect until the GWB is depleted. The covered person is the person whose life, in conjunction with the spousal beneficiary’s life in certain situations, is used to determine the duration of the lifetime withdrawal amount payments. The covered person is the owner, who must be a natural person and must also be the annuitant. The covered person may not be changed after the contract is issued. The spousal beneficiary is the owner’s legally married spouse on the contract’s issue date. If the spousal beneficiary is no longer the owner’s spouse for any reason other than the death of the owner, or if the spousal beneficiary dies before the covered person dies, there will no longer be a spousal beneficiary under the rider and spousal continuation of this rider and all provisions of the rider related to the spousal beneficiary will not be applicable. The lifetime withdrawal amount (LWA) is the amount that is guaranteed to be available for withdrawal each contract year on or after the lifetime withdrawal eligibility date while the rider is in effect and while either the covered person is living or the spousal beneficiary is living after having continued the contract after the covered person’s death. The initial LWA is determined on the lifetime withdrawal eligibility date which is the later of the first contract anniversary or the first contract anniversary on or after the younger of the covered person’s or the spousal beneficiary’s 65th birthday. A withdrawal is an amount withdrawn from the contract, including any applicable contingent deferred sales charges and annuity taxes.

The GWA is calculated on your first contract anniversary by multiplying the GWB as of that date by 5%. This percentage is the guaranteed withdrawal percentage. You may take withdrawals in each contract year, beginning on your first contract anniversary and ending on the earlier to occur of the annuity commencement date or the termination of the rider, up to an amount equal to the GWA until the GWB is depleted, even if the accumulation value of your contract reduces to zero. This rider also provides for an alternate benefit. This alternate benefit guarantees that on or after the lifetime withdrawal eligibility date, while there is a covered person under this rider and the rider is in effect, you may take withdrawals in each contract year up to an amount equal to the LWA. If the rider enters the settlement phase (as described below) prior to the annuity commencement date, the LWA payments continue beyond the annuity commencement date for as long as the covered person is alive. Additionally, if the covered person dies while this rider is in effect and there is a spousal beneficiary under this rider and the spousal beneficiary elects to continue the contract, the annual payments provided by this rider will continue while there is a spousal beneficiary under this rider and the rider is in effect. However, if you select the last annuity

OTHER CONTRACT FEATURES	PROSPECTUS	69

commencement date permitted by applicable state law as your annuity commencement date and such date is reached while the rider is in effect and the settlement phase has not been reached, the covered person and/or the spousal beneficiary may receive annuity payments at least equal to the LWA, subject to the conditions and requirements described below. If you choose not to withdraw the total GWA or LWA available in any contract year, your remaining GWA or LWA cannot be carried forward to the next contract year. If you withdraw an amount greater than your GWA in any contract year and that withdrawal amount is not a tax qualified distribution (as described below), your GWB will be reset, possibly reducing the potential benefit provided by the rider to an amount less than the total of all your premium payments. If you withdraw an amount greater than the LWA after the lifetime withdrawal eligibility date and that withdrawal amount is not a tax qualified distribution as described below, the LWA will be reset, possibly reducing the LWA to zero and eliminating the LWA benefit, even if the amount withdrawn is less than or equal to the GWA.

After the issue date of your contract and prior to the first contract anniversary, we will not accept additional premium payments, without our prior approval, if the total of all additional payments exceeds $1,000,000. On or after the first contract anniversary, we will not accept additional premium payments, without our prior approval, if the total of all additional premium payments exceeds $100,000. We reserve the right to refuse initial or additional premium payments at any time or for any reason.

You will pay an annual fee for this rider on each contract anniversary date prior to the annuity commencement date and at other times described below. The rider fee is deducted pro rata from all investment options and is 0.75% of the adjusted GWB. The adjusted GWB is the GWB that was available on your prior contract anniversary, adjusted for any step-up (described below) or subsequent premium payments made prior to the current contract anniversary. For your first contract anniversary, the adjusted GWB is the initial premium adjusted for any subsequent premium payments you made during the first contract year. If you take a withdrawal on any date other than a contract anniversary and the withdrawal exceeds the GWA or the tax qualified distribution amount for that contract year and reduces the accumulation value of the basic contract to zero, we will deduct a pro rata share of the rider fee from the amount that would be payable to you. We will also deduct a rider fee prior to the payment of death benefit proceeds and annuitization of the contract. For purposes of determining this rider fee, a total withdrawal of the contract’s accumulation value will be deemed to have been taken on the date the death benefit is determined and on the annuity commencement date. We reserve the right to increase the rider fee to a maximum of 1.25% annually on the effective date of each step-up. Please note that this rider fee will not be reduced after the death of the covered person or the spousal beneficiary or in the event the covered person and the spousal beneficiary are divorced; thus, if either death or divorce occurs during the time this rider is in effect, you would continue to pay the current charge for the spousal rider although only one person would receive benefits under this rider.

70	PROSPECTUS	OTHER CONTRACT FEATURES

The effective date of the benefits provided by this rider is on the first contract anniversary date. In no event will the GWB exceed $5,000,000.

The following section describes how your GWB is calculated:

The initial GWB is equal to your initial premium payment. During the first contract year, each time we receive an additional premium payment, the GWB increases by the amount of that additional premium payment. Each time you take a withdrawal during the first contract year, the GWB will reset to the GWB immediately prior to the withdrawal multiplied by the accumulation value of the contract immediately after the withdrawal and divided by the accumulation value immediately prior to the withdrawal.

On and after the first contract anniversary, each time an additional premium payment is received by us, your GWB will increase by the amount of that additional payment. Your GWB can also increase as a result of either a bonus or a step-up, and it will decrease as a result of a withdrawal.

During your first seven contract years (the bonus period), if you do not take withdrawals during a particular contract year and if your GWB has not been previously stepped-up and/or reset, then your GWB will increase on the following contract anniversary by an amount equal to 7% (the bonus percentage) multiplied by the following: the total premium payments you made from the issue date of your contract to the end of the applicable contract year minus the total withdrawals you made during that period. However, if your GWB was previously stepped-up and/or reset during the bonus period, then your GWB will increase by an amount equal to 7% multiplied by the following: your GWB immediately after your latest step-up or reset, increased by any premium payments we received after your latest step-up or reset and decreased by any withdrawals you made after your latest step-up or reset.

No bonuses will be paid after the end of the bonus period. Also, please note that the application of any bonus only increases the GWB and does not increase the contract’s accumulation value.

The following example illustrates how the bonus is applied and what the effect of taking a withdrawal is on the bonus.

Assumptions:

•	$100,000 initial premium.

•	Both the covered person and the spousal beneficiary are older than 65 at the end of the waiting period and the GWA and LWA are equal.

•	There are no step-ups.

•	A $5,350 withdrawal is taken a few days after the first contract anniversary.

OTHER CONTRACT FEATURES	PROSPECTUS	71

Event	Bonus	GWB	LWA and GWA
$100,000 initial premium	N/A	The GWB is initially equal to $100,000.	N/A
First contract anniversary	The bonus amount is $100,000 x 7% which equals $7,000.	The GWB is $100,000 + $7,000 which equals $107,000.	• The initial LWA and GWA are $100,000 x 5% which equals $5,000 • After the bonus is applied, the LWA and GWA equal the greater of $5,000 or $107,000 x 5% ($5350). Thus, the LWA and GWA are $5,350.
After the $5,350 withdrawal taken a few days after the first contract anniversary	N/A	The GWB is $107,000 – $5,350 which equals $101,650.	The LWA and GWA remain the same since the withdrawal does not exceed the LWA or GWA.
Second contract anniversary	The bonus does not apply since a withdrawal occurred in the previous contract year.	The GWB remains at $101,650 since there is no applicable bonus.	The LWA and GWA remain at $5,350 since there is no applicable bonus.
Third contract anniversary	The bonus does apply since a withdrawal was not taken in the previous contract year. The bonus is ($100,000 – $5350) x 7% which equals $6,625.50.	The GWB is $101,650 + $6,625.50 which equals $108,275.50.	The LWA and GWA are the greater of $5,350 or $108,275.50 x 5% ($5,413.77). Thus, the LWA and GWA are $5,413.77.

Your first automatic step-up date is your first contract anniversary. After that, your GWB will automatically increase or “step-up” to equal the accumulation value of your contract on every contract anniversary, up to and including your 31st contract anniversary, if the accumulation value of your contract on the step-up date is greater than the GWB on that date, after adjustment for any applicable bonus amount. Within 30 days following each step-up date, you may choose to decline the automatic step-up by providing written notice to GIAC. Currently, we do not increase the rider fee percentage when step-ups occur, but we reserve the right to increase the rider fee percentage on the effective date of each step-up. The increased rider fee percentage will never exceed an annual charge of 1.25%, deducted pro rata from all investment options, on your contract anniversary. You will receive advance notice of any increase in the rider fee percentage and you will be given the opportunity to decline automatic step-ups in the future. If you decline automatic step-ups, any increase in the rider fee percentage will not apply and your GWB will not automatically step-up on subsequent step-up dates. You may resume automatic step-ups at any time by providing written notice to us or by electing to step-up within 30 days following any subsequent step-up date. This election will resume automatic step-ups. If you resume automatic step-ups, any increase in the rider fee percentage that has been implemented by us for contracts with automatic step-ups will apply. No step-ups will be permitted after the 30 days following your 31st contract anniversary.

The following example illustrates a step up and the effect of the step-up on the GWB, GWA and LWA.

Assumptions:

•	The contract accumulation value immediately prior to the step-up is $106,000.

•	The GWB immediately prior to the step-up is $100,000.

•	The LWA immediately prior to the step-up is $5,000.

72	PROSPECTUS	OTHER CONTRACT FEATURES

	Immediately prior to the step-up date	Immediately after the step-up date
Contract value	$106,000	$106,000
GWB	$100,000	The greater of $100,000 or $106,000. Thus, the new GWB equals $106,000.
LWA and GWA	$5,000

•   The new LWA and GWA is the greater of the LWA and GWA prior to the step-up or the GWB after the step up times 5%.

•   Thus, the new LWA and GWA is the greater of $5,000 or
$106,000 x 5%($5,300).

•   The new LWA and GWA equals $5,300.

If your total withdrawals during a contract year are less than or equal to the GWA or the withdrawal is a tax qualified distribution (as described below), then your GWB will reset to the GWB less the amount of the withdrawals. If your total withdrawals during a contract year exceed the GWA and that withdrawal is not a tax qualified distribution (as described below), then your GWB will reset to equal the lesser of the accumulation value of your contract immediately after the withdrawal or the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

The following example illustrates the effects of a withdrawal which is greater than the GWA.

Assumptions:

•	The contract accumulation value immediately prior to the withdrawal which exceeds the GWA is $75,000.

•	The GWB immediately prior to the withdrawal that exceeds the GWA is $125,000.

•	The GWA and LWA immediately prior to the withdrawal is $6,250.

•	A $6,500 withdrawal is taken. This withdrawal amount exceeds the GWA and LWA.

	Prior to withdrawal which exceeds GWA	Immediately after withdrawal which exceeds the GWA
Contract value	$75,000	The new contract value is $75,000 – $6,500 which equals $68,500.
GWB	$125,000	The new GWB is the lesser of the contract value minus the withdrawal or the GWB minus the withdrawal. Thus, the new GWB is the lesser of $75,000 – $6,500 ($68,500) or $125,000 – $6,500 ($118,500). The new GWB equals $68,500.
GWA and LWA	$6250

•   The new GWA and LWA are the lesser of the GWA and LWA prior to excess withdrawal, or 5% times the greater of 1) the contract value immediately after the withdrawal or 2) the GWB immediately after the withdrawal.

•   Thus, the new GWA and LWA are the lesser of: $6,250 or 5% times the greater of: 1) $68,500 x 5% ($3,425) or 2) $68,500 x 5% ($3,425).

•   The new GWA and LWA equal $3,425.

If you have a qualified contract, you may be required to take minimum required distributions. Please see the discussion of tax qualified distributions below for information on the effect of minimum required distributions on this rider’s benefits. Also, the value of this rider’s benefits to you may be limited if the contract is held in connection with a section 403(b) or other retirement program that does not allow withdrawals from the contract prior to age 59-1/2, termination of employment or other specified circumstances and the SC GMWB is purchased at a time when such withdrawals are not allowed. You should consult a tax adviser before purchasing the SC GMWB rider with a qualified contract.

OTHER CONTRACT FEATURES	PROSPECTUS	73

The following section describes how your GWA is calculated on or after your first contract anniversary:

Each time an additional premium payment is received by us, the GWA will equal the greater of:

–	your GWA immediately prior to the premium payment; or
–	the lesser of:

•	the GWB immediately after the premium payment multiplied by the 5% guaranteed withdrawal percentage; or

•	your GWA immediately prior to the premium payment plus an amount equal to the premium payment multiplied by the 5% guaranteed withdrawal percentage.

If your GWB is increased by a bonus, your GWA will equal the greater of:

–	your GWA immediately prior to the bonus; or
–	the GWB immediately after the bonus multiplied by the 5% guaranteed withdrawal percentage.

If your GWB is stepped-up, the GWA will equal the greater of:

–	the GWA immediately prior to the step-up of your GWB; or
–	your GWB immediately after the step-up of your GWB multiplied by the 5% guaranteed withdrawal percentage.

If your total withdrawals during a contract year are less than or equal to your GWA, then your GWA will not change as a result of your withdrawal. If a withdrawal causes your total withdrawals during a contract year to exceed your GWA and that withdrawal amount is not due to a tax qualified distribution (as described below), then your GWA will be reset to equal the lesser of:

–	your GWA immediately prior to the withdrawal; or
–	the 5% guaranteed withdrawal percentage multiplied by the greater of:

•	the accumulation value of your contact immediately after your withdrawal; or

•	your GWB immediately after the withdrawal.

Any reset of the GWA will also result in a reset of the LWA, if applicable.

The following section describes how your LWA is calculated:

Your initial LWA is equal to the GWB on your lifetime withdrawal eligibility date multiplied by the 5% lifetime withdrawal percentage. The LWA will not be determined before this eligibility date. The LWA reduces to zero if:

–	the covered person dies, unless the spousal beneficiary is living at that time and elects to continue to contract, in which event the LWA reduces to zero upon the death of the spousal beneficiary; or

74	PROSPECTUS	OTHER CONTRACT FEATURES

–	there is a change in the owner and/or annuitant that removes the covered person as an owner and/or annuitant under the contract and that change is not due to the death of the covered person and the continuation of the contract by the spousal beneficiary; or
–	a joint owner or contingent annuitant are added to the contract.

After the lifetime withdrawal eligibility date, each time an additional premium payment is received by us, the LWA will equal the greater of:

–	your LWA immediately prior to the payment; or
–	the lesser of:

•	the GWB immediately after the premium payment multiplied by the 5% lifetime withdrawal percentage; or

•	your LWA immediately prior to the premium payment plus an amount equal to the premium payment multiplied by the 5% lifetime withdrawal percentage.

If your GWB is increased by a bonus, your LWA will equal the greater of:

–	your LWA immediately prior to the bonus; or
–	your GWB immediately after the bonus multiplied by the 5% lifetime withdrawal percentage.

If your GWB is stepped up, the LWA will equal the greater of:

–	your LWA immediately prior to the step-up of the GWB; or
–	your GWB immediately after the step-up of your GWB multiplied by the 5% lifetime withdrawal percentage.

On or after the lifetime withdrawal eligibility date, if your total withdrawals during a contract year are less than or equal to your LWA, then your LWA does not change as a result of your withdrawal. If a withdrawal causes your total withdrawals during a contract year to exceed your LWA, and that withdrawal amount is not due to a tax qualified distribution (as described below), then your LWA will be reset to equal the lesser of:

–	your LWA immediately prior to the withdrawal; or
–	the 5% lifetime withdrawal percentage multiplied by the greater of:

•	the accumulation value of your contract immediately after your withdrawal; or

•	the GWB immediately after the withdrawal.

A reset of your LWA as a result of a withdrawal in excess of the LWA does not necessarily result in a reset of the GWA, unless that withdrawal exceeds the GWA for that contract year and is not due to a tax qualified distribution (as described below).

The following section describes tax qualified distributions:

Your GWA and LWA will not be reset and your GWB will not be reduced in excess of the amount of the withdrawal, if withdrawals in a

OTHER CONTRACT FEATURES	PROSPECTUS	75

contract year are made solely pursuant to one of the following tax-qualified distribution programs:

1.	Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code (“Code”) Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code Section 403(b)), an individual retirement account (Code Section 408(a)), or an individual retirement annuity (Code Section 408(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the owner dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004). Only the proportional share allocable to this contract of any required minimum distribution is a tax qualified distribution; or

2.	Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of such owner and his or her designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 Internal Revenue Bulletin 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a tax-qualified distribution program under the rider); or

3.

Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the beneficiary or the joint lives (or joint life expectancies) of such beneficiary and his or her designated beneficiary, provided, however, that the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by the Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed

76	PROSPECTUS	OTHER CONTRACT FEATURES

amortization method described in Q&A-12 of Notice 89-25 will not be considered a tax-qualified distribution program under the rider).

Your right to make withdrawals pursuant to one of the tax-qualified distribution programs described above is subject to the following requirements and limitations:

(a)	GIAC has been authorized to calculate and make monthly distributions of the tax qualified distributions for the calendar year.

(b)	Each tax qualified distribution is in the amount that GIAC calculates under 1, 2 or 3 above, based on information that you provide to GIAC and GIAC’s understanding of the Code. GIAC reserves the right to make changes in its calculations as it determines to comply with the Code and Treasury Regulations; and

(c)	No withdrawals (other than tax qualified distributions) are made from the contract during the contract year.

Each tax qualified distribution will decrease your GWB by the amount withdrawn immediately following the tax qualified distribution. For purposes of this tax qualified distribution section, references to owner also include the beneficiary, as applicable. If both the accumulation value of the contract and the GWB are depleted, tax qualified distributions in excess of the LWA are no longer permitted.

The following section will explain the settlement phase of the SC GMWB rider:

The rider will enter its settlement phase if a withdrawal:

–	does not cause your total withdrawals during that contract year to exceed the GWA or the amount permitted as a tax qualified distribution; and
–	reduces the accumulation value of the contract to zero,

but the GWB or LWA immediately after the withdrawal is still greater than zero.

Your contract will continue, but all other rights and benefits under your contract, including death benefits, will terminate. Additional premium payments will not be accepted and the rider fee will not be deducted.

If the rider has entered the settlement phase and the lifetime withdrawal eligibility date has been reached and the covered person is living, we will pay you the LWA, or if you elect, the applicable tax qualified distribution amount, for as long as the covered person is alive. Payments will be made annually on the contract anniversary and each payment will reduce the GWB by the amount of the payment. If the covered person dies while this rider is in effect and there is a spousal beneficiary who has elected to continue the contract, then the annual payments provided by this rider will continue to the spousal beneficiary while this rider is in effect.

OTHER CONTRACT FEATURES	PROSPECTUS	77

If the rider has entered the settlement phase and the lifetime withdrawal eligibility date has not been reached, we will pay you the GWA, or if you elect, the applicable tax qualified distribution amount, until the GWB is depleted. If the lifetime withdrawal eligibility date is reached after the rider has entered the settlement phase while the rider is in effect and the GWB has not been depleted, we will pay you the LWA annually on each contract anniversary as long as the covered person is alive. Each payment will reduce the GWB by the amount of the payment. If the covered person dies while this rider is in effect and there is a spousal beneficiary who has elected to continue the contract, then the annual payments provided by this rider will continue to the spousal beneficiary while this rider is in effect.

If, during the settlement phase:

–	your GWB becomes zero but your LWA is greater than zero, you will receive annual payments equal to the LWA on each contract anniversary while the covered person is alive.
–	the covered person dies and the GWB is equal to zero but the LWA is greater than zero, and the spousal beneficiary elects to continue the contract, then the LWA will be paid to the spousal beneficiary while this rider is in effect.
–	the GWB is depleted and the covered person is no longer alive and there is no longer a spousal beneficiary under this rider, the rider will terminate and no additional payments will be made.

You have the option during the settlement phase to request us, in writing, to change your payment from the then effective payment amount (GWA, LWA or tax qualified distributions) to any other of these payment amounts that you are eligible for at that time. This change will be effective on the contract anniversary following the date that your written election is received by us in good order. Please note that if the new form of payments exceeds the LWA, the LWA may be reset.

It is not clear whether payments made during the settlement phase will be taxed as withdrawals or as annuity payments. This is significant for non-qualified contracts because withdrawals are taxed less favorably than are annuity payments. In view of this uncertainty, we intend to adopt a conservative approach and treat payments during the settlement phase under non-qualified contracts as withdrawals. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the GMWB rider itself.

The following section describes the effect of the payment of a death benefit on the SC GMWB rider:

The SC GMWB rider will terminate if:

–	a death benefit is payable prior to the annuity commencement date and before the GWB is depleted; and

78	PROSPECTUS	OTHER CONTRACT FEATURES

–	the death benefit proceeds are distributed as a lump sum or pursuant to the election of an annuity payout option.

The SC GMWB rider will continue if:

–	a death benefit is payable prior to the annuity commencement date and before the GWB is depleted; and
–	the death benefit proceeds are not distributed as a lump sum or pursuant to the election of an annuity payout option.

If there is no spousal beneficiary, then the LWA provisions of this rider do not apply and the rider will continue only if the death benefit or the GWB is greater than zero.

If the SC GMWB rider continues, the rider fee continues. Also, if the death benefit was greater than the GWB on the date that the death benefit was determined, the GWB will automatically step-up to that amount, subject to right of the beneficiary to decline the automatic step-up in accordance with the procedure previously discussed. If the spousal beneficiary elects to continue the contract, then the spousal beneficiary will be the owner and will be eligible for any remaining bonuses or step-up. If the beneficiary is not a spousal beneficiary, then he or she is not eligible for any remaining bonuses or step-ups. When withdrawals deplete the accumulation value of the contract or the death benefit proceeds to zero and the GWB is still greater than zero, then the rider enters the settlement phase. Annual payments, equal to the GWA, will be paid to the beneficiary until the earlier to occur of:

–	the depletion of the GWB, or
–	the fifth anniversary of the annuitant’s death.

However, the beneficiary may, within one year of the date of death of the deceased annuitant, elect “life expectancy distributions.” These life expectancy distributions are determined using the applicable life expectancy table as published by the Internal Revenue Service. In that instance, annual settlement payments equal to the GWA will be paid to the beneficiary until the earlier to occur of:

–	the depletion of the GWB, or
–	the end of the beneficiary’s life expectancy as determined on the date of the annuitant’s death.

The following section explains the conditions and requirements of the rider that must be met for you and/or the spousal beneficiary to receive an annuity payment under the contract at least equal to the LWA:

While the rider is in effect, we agree that you may change the annuity commencement date of the contract to a date not later than the last date permitted under applicable state law. Currently, GIAC uses age 95 as the last annuity commencement date available under state law. If this last annuity commencement date has been reached while the rider is in effect but has not yet entered the settlement phase, and

–	there is a covered person but no spousal beneficiary under the rider on such annuity commencement date, or

OTHER CONTRACT FEATURES	PROSPECTUS	79

–	the covered person died while the rider was in effect and there was a spousal beneficiary at the time of covered person’s death who elected to continue the contract after the covered person’s death, and the spousal beneficiary is living on such date, and a fixed life annuity without guaranteed period payout option has been elected, we will make annual payments under the fixed life annuity without guaranteed period payout option of the contract equal to the greater of:

–	the amount calculated as the annual payment under the fixed life annuity without guaranteed period payout option under the contract, or
–	the LWA as of the annuity commencement date.

If the last annuity commencement date permitted under applicable state law has been reached while the rider is in effect but has not yet entered the settlement phase, and there is a covered person and a spousal beneficiary under this rider on such annuity commencement date, and a fixed joint and 100 percent survivor annuity without guaranteed period payout option has been elected, and the covered person and the spousal beneficiary are named the annuitant and the joint annuitant of that annuity, we will make annual payments under the fixed joint and 100 percent survivor annuity without guaranteed period payout option of the contract equal to the greater of:

–	the amount calculated as the annual payment under the fixed joint and 100 percent survivor annuity without guaranteed period payout option under the contract, or
–	the LWA as of the annuity commencement date.

During the entire time this rider is in effect, you must invest all of your premium payments and the contract accumulation value in one of the following seven allocation models:

1.	Growth Blend Model

•	RS S&P 500 Index VIP Series or RS Core Equity VIP Series – 20%

•	RS Investment Quality Bond VIP Series – 40%

•	AIM V.I. Capital Appreciation – 30%

•	Fidelity VIP Contrafund Portfolio – 10%

2.	Growth and Income Model I

•	RS S&P 500 Index VIP Series or RS Core Equity VIP Series – 15%

•	RS Investment Quality Bond VIP Series – 40%

•	Davis Value Portfolio – 10%

•	Fidelity VIP Equity Income Portfolio – 15%

•	RS International Growth VIP Series – 15%

3.	Growth and Income Model II

•	RS S&P 500 Index VIP Series or RS Core Equity VIP Series – 15%

•	Davis Value Portfolio – 15%

80	PROSPECTUS	OTHER CONTRACT FEATURES

•	Fidelity VIP Contrafund Portfolio – 20%

•	RS International Growth VIP Series – 10%

•	One of the following allocations:

–	RS Investment Quality Bond VIP Series – 40%

or

–	RS Investment Quality Bond VIP Series – 30% and Fidelity VIP Investment Grade Bond Portfolio – 10%

or

–	RS Investment Quality Bond VIP Series – 20% and Fidelity VIP Investment Grade Bond Portfolio – 20%

4.	Value Blend Model

•	RS S&P 500 Index VIP Series or RS Core Equity VIP Series – 15%

•	RS Investment Quality Bond VIP Series – 40%

•	Davis Value Portfolio – 30%

•	Van Kampen Life Investment Trust Growth and Income Portfolio – 15%

5.	RS Perspectives Model

•	RS S&P 500 Index VIP Series or RS Core Equity VIP Series – 30%

•	RS Investment Quality Bond VIP Series – 40%

•	RS Large Cap Value VIP Series – 15%

•	RS International Growth VIP Series – 15%

6. Core Blend Model

•	Fidelity VIP Contrafund Portfolio – 25%

•	Fidelity VIP MidCap Portfolio – 20%

•	RS Investment Quality Bond VIP Series – 25%

•	Fidelity VIP Investment Grade Bond Portfolio – 15%

•	Franklin Small Cap Value Securities Fund – 15%

7. Equity Income Blend Model

•	Fidelity VIP Contrafund Portfolio – 35%

•	Franklin Rising Dividends Securities Fund – 25%

•	Fidelity VIP Investment Grade Bond Portfolio – 20%

•	RS Investment Quality Bond VIP Series – 20%

Under models 1 through 5, you must select either the RS S&P 500 Index VIP Series or the RS Core Equity VIP Series. Additionally, under the third model, you must choose which allocation amount you desire for the RS Investment Quality Bond VIP Series and the Fidelity VIP Investment Grade Bond Portfolio. We will not allow partial transfers among investment options or models once a model is selected. However, you may select a new model allocation, subject to any

OTHER CONTRACT FEATURES	PROSPECTUS	81

transfer restrictions under the contract, if 100% of the contract accumulation value is moved to a new model. Your contract accumulation value will be rebalanced automatically to the original percentages for the model you selected, on a quarterly basis, on March 1, June 1, September 1 and December 1.

There is no assurance that investing in any allocation model will increase your contract accumulation value or that your investment results will not experience market volatility. The investment performance of your contract will depend on the performance of the investment options that comprise each allocation model. Your investment in each of the investment options will fluctuate and may be worth more or less than your original investment.

We reserve the right to restrict investment options and allocation models at any time. If an investment option or model is restricted, no transfers into the restricted investment options or models will be allowed and no additional premium payments may be allocated to the restricted investment options or models after the date of the restriction. Any amount previously allocated to an investment option or model that is subsequently restricted will be unaffected by the restriction. Please see Transfers and Frequent transfers among the variable investment options for more information about transfers under your contract.

We reserve the right to agree or refuse to issue the SC GMWB rider at our sole discretion. The SC GMWB rider is not available in New York state. The rider may not be available in your state. The rider is available in your state only if it has been approved by your state insurance department and we have taken steps to offer it in your state. If you select the Living Benefit (Decade), the Guaranteed Minimum Income Benefit (GMIB), the Guaranteed Minimum Withdrawal Benefit III (GMWB III) and/or the Single Life Enhanced Guaranteed Minimum Withdrawal Benefit (SL GMWB) riders, you cannot select the SC GMWB rider. Currently, neither of the dollar cost averaging programs will be available to you if you select the SC GMWB rider, although we may offer the dollar cost averaging programs to contractowners who have selected the SC GMWB rider in the future. The rider shall be construed and administered so as to be in compliance with the Internal Revenue Code and the appropriate regulations, including but not limited to, Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable.

Guaranteed Minimum Withdrawal Benefit III (GMWB III) (referred to as “Lifetime Focus”)

When you buy your contract, you can choose to buy a GMWB III rider, if your initial premium payment is $5,000 or more. You can choose either a single version or a spousal version of this rider. (In New York state, the spousal version of this rider is not available.) At the time of issue, the primary covered person (described below) and if applicable, the secondary covered person (described below) both must be younger than 81 years old. This rider provides a lifetime withdrawal amount (as described below) regardless of the investment performance of the contract when your investment allocations are made in accordance with specified model allocation requirements, beginning on the lifetime withdrawal eligibility date (as described below) and ending on the earlier

82	PROSPECTUS	OTHER CONTRACT FEATURES

to occur of the annuity commencement date or the termination of the rider. This rider is irrevocable and can only be terminated on the earliest of the following:

•	the contract termination date; or

•	the date an annuity payout option under the contract commences; or

•	the date the accumulation value of the contract, the guaranteed withdrawal balance and the lifetime withdrawal amount, each described below, all equal zero;

•	any change in the owner or annuitant under the contract without our consent, including but not limited to, adding a joint owner or contingent annuitant; or

•	the date we receive proof in good order that the last surviving primary covered person or secondary covered person has died.

It is important to understand several key terms that are fundamental to this rider:

The guaranteed withdrawal balance (GWB) is used for the purpose of calculating the lifetime withdrawal amount. The GWB cannot be withdrawn in a lump sum and it can never exceed $5,000,000. The primary covered person is the person whose life, in conjunction with the secondary covered person’s life in the spousal version and in certain situations, is used to determine the duration of the lifetime withdrawal amount payments. The primary covered person must be a natural person and must also be the annuitant. The primary covered person may not be changed after the contract is issued. The secondary covered person is the primary covered person’s legally married spouse on the contract’s issue date. If the secondary covered person is no longer the primary covered person’s spouse for any reason other than the death of the primary covered person, or if the secondary covered person dies before the primary covered person dies, there will no longer be a secondary covered person under the rider and spousal continuation of this rider and all provisions of the rider related to the secondary covered person will not be applicable. The lifetime withdrawal amount (LWA) is the amount that is guaranteed to be available for withdrawal each contract year on or after the lifetime withdrawal eligibility date while the rider is in effect and while either the primary covered person is living or the secondary covered person is living after having continued the contract after the primary covered person’s death. The initial LWA is determined on the lifetime withdrawal eligibility date which is the first contract anniversary on or after the younger of the primary covered person’s or the secondary covered person’s 65th birthday. If the primary covered person and the secondary covered person are both past their 65th birthdays on the issue date of this rider, the lifetime withdrawal eligibility date is the issue date of this rider. A withdrawal is an amount withdrawn from the contract, including any applicable contingent deferred sales charges and annuity taxes.

This rider provides a benefit guaranteeing that on or after the lifetime withdrawal eligibility date, while there is a primary covered person or

OTHER CONTRACT FEATURES	PROSPECTUS	83

secondary covered person who is alive and the rider is in effect, you may take withdrawals in each contract year up to an amount equal to the LWA. If the rider enters the settlement phase (as described below) prior to the annuity commencement date, the LWA payments continue beyond the annuity commencement date for as long as the primary covered person and/or the secondary covered person is alive. Any LWA payments made after the date of death of the last surviving covered person and while this rider is in the settlement phase must be promptly returned to GIAC at its Customer Service Office. However, if the last annuity commencement date permitted by applicable state law is reached while the rider is in effect and the settlement phase has not been reached, the primary covered person and/or the secondary covered person may receive annuity payments at least equal to the LWA, subject to the conditions and requirements described below. If you choose not to withdraw the total LWA available in any contract year, your remaining LWA cannot be carried forward to the next contract year. If you withdraw an amount greater than the LWA after the lifetime withdrawal eligibility date and that withdrawal amount is not a tax qualified distribution as described below, the LWA will be reset, possibly reducing the LWA to zero and eliminating the LWA benefit.

On or after the first contract anniversary, we will not accept additional premium payments in a given year, without our prior approval, if the total of all additional premium payments in that contract year exceeds $100,000. We reserve the right to refuse initial or additional premium payments at any time or for any reason.

You will pay an annual fee for this rider on each contract anniversary date prior to the annuity commencement date and at other times described below. The rider fee is deducted pro rata from all investment options and is 0.75% of the adjusted GWB for the spousal version and 0.60% for the single version. The adjusted GWB is the greater of the current GWB, or the total premiums paid under the contract. A rider fee will also be deducted on the date this rider terminates. If that date is a date other than a contract anniversary, then a proportional share of the rider fee will be deducted from the amount otherwise payable. We will also deduct a rider fee prior to the payment of death benefit proceeds and annuitization of the contract. For purposes of determining this rider fee, a total withdrawal of the contract’s accumulation value will be deemed to have been taken on the date the death benefit is determined and on the annuity commencement date. We reserve the right to increase the rider fee to a maximum of 1.25% for the single version and 1.25% for the spousal version annually on the effective date of each step-up that also results in an increase of the LWA. Please note that this rider fee will not be reduced after the death of the primary covered person or the secondary covered person or in the event the primary and secondary covered persons are divorced; thus, if either death or divorce occurs during the time this rider is in effect, you would continue to pay the current charge for the spousal rider although only one person would receive benefits under this rider.

84	PROSPECTUS	OTHER CONTRACT FEATURES

The following section describes how your GWB is calculated:

Each time we receive an additional premium payment, the GWB increases by the amount of that additional premium payment; however, the GWB will never exceed $5,000,000. Each time you take a withdrawal prior to the lifetime withdrawal eligibility date, the GWB will be reduced by the greater of the amount reached by dividing the withdrawal, including any contingent deferred sales charge, by the contract accumulation value immediately prior to that withdrawal and then multiplying that amount by the GWB immediately prior to the withdrawal or the amount of the withdrawal.

If a withdrawal is taken on or after the lifetime withdrawal eligibility date, the GWB will be reduced by the amount of the withdrawal. However, if a withdrawal exceeds the LWA or if the withdrawal causes the total withdrawals in a given contract year to exceed the LWA and the withdrawal is not made in accordance with the tax qualified distributions section of this rider, described below, the GWB will be reduced to the lesser of:

•	the accumulation value of the contract immediately after the withdrawal; or

•	the GWB reduced by the amount of the withdrawal.

Your GWB can also increase as a result of either a GWB minimum guarantee or a step-up, and it will decrease as a result of a withdrawal.

Your GWB will automatically increase or “step-up” to equal the accumulation value of your contract on every quarterly contract anniversary, up to and including your 30th contract anniversary, if the accumulation value of your contract on the step-up date is greater than the GWB on that date. If an increase in the rider fee percentage will apply to future step-ups that result in an increase of the LWA, the contractowner will receive advance written notice of such an increase. Within 30 days of that notice, the contractowner has the right to decline future automatic step-ups by providing proper written notification to GIAC at its Customer Service Office. If the contractowner declines future automatic step-ups, the increase in the rider fee percentage will not apply and the GWB will not automatically step-up on subsequent step-up dates. Once automatic step-ups are discontinued they cannot be reinstated.

The following example illustrates a step-up and the effect of the step-up on the GWB and LWA.

Assumptions:

•	Contract accumulation value immediately prior to step-up equals $106,000.

•	GWB immediately prior to step-up equals $100,000.

•	LWA immediately prior to step-up equals $5,000.

•	The Lifetime Withdrawal Eligibility Date has already been reached.

OTHER CONTRACT FEATURES	PROSPECTUS	85

	Immediately prior to the step-up	Immediately after the step-up date
Contract value	$106,000	$106,000
GWB	$100,000

•   The new GWB is the greater of the GWB immediately prior to step-up or the contract value immediately prior to step-up.

•   Thus, the new GWB is the greater of $100,000 or $106,000.

•   The new GWB equals $106,000.

LWA	$5,000

•   The new LWA is greater of the LWA immediately prior to the step-up or the GWB immediately after the step-up times 5%.

•   Thus, the new LWA is the greater of $5,000 or $106,000 x 5% ($5,300).

•   The new LWA equals $5,300.

On each contract anniversary where no withdrawals are taken during the previous contract year, the GWB will be set to the greater of the current GWB or the GWB minimum guarantee amount.

The GWB minimum guarantee amount on the first contract anniversary is equal to the total premiums paid under the contract prior to the first contract anniversary plus the result of the following:

–	initial contract premium; multiplied by
–	5%, which is the GWB minimum guarantee percentage.

The GWB minimum guarantee amount on subsequent contract anniversaries is equal to the GWB on the prior contract anniversary plus premiums received after that anniversary and before the current anniversary, plus the result of the following:

–	the GWB on the prior anniversary including any step-up on that anniversary, multiplied by
–	5%, which is the GWB minimum guarantee percentage.

In no event will the GWB be increased by the application of the GWB minimum guarantee to an amount that exceeds the overall GWB minimum guarantee amount. The overall GWB minimum guarantee amount is equal to:

–	the total premiums paid under the contract as of the date of the first withdrawal, multiplied by
–	175%, which is the maximum GWB percentage. (In New York state, the maximum GWB percentage is 165%.)

The GWB minimum guarantee will end on the earliest of the following dates:

–	the date the overall GWB minimum guarantee is reached;
–	the date the rider enters the settlement phase;
–	the date the contract terminates; or
–	the date the GWB reaches $5,000,000.

Once the GWB minimum guarantee ends it cannot be reinstated.

The following example illustrates how the GWB minimum guarantee is applied and what the effect of taking a withdrawal is on the GWB minimum guarantee.

Assumptions:

•	$100,000 initial premium.

•	Initial LWA is $5,000.

•	Both covered persons are older than 65 at contract issue.

•	There are no step-ups.

•	A $5,250 withdrawal is taken a few days after the first contract anniversary.

86	PROSPECTUS	OTHER CONTRACT FEATURES

Event	GWB Minimum Guarantee Amount	GWB	LWA
$100,000 initial premium	N/A	The GWB is initially equal to $100,000.	The LWA is initially equal to $5,000.
First contract anniversary	The GWB minimum guarantee amount is $100,000+($100,000 x 5%) ($5,000). Thus, the GWB minimum guarantee amount equals $105,000	The GWB equals the greater of $100,000 or $105,000. Thus, the GWB equals $105,000.	The LWA is the greater of $5,000 or $105,000 x 5% ($5250). Thus, the LWA equals $5250.
After the $5,250 withdrawal taken a few days after the first contract anniversary	N/A	The GWB is $105,000 – $5,250 which equals $99,750.	The LWA remains the same since the withdrawal does not exceed it.
Second contract anniversary	The GWB minimum guarantee does not apply since a withdrawal occurred in the previous contract year.	The GWB remains at $99,750 since there is no applicable GWB minimum guarantee amount.	The LWA remains at $5,250 since there is no applicable GWB minimum guarantee amount.
Third contract anniversary	The GWB minimum guarantee amount is $99,750+($99,750 x 5%) ($4,987.50). Thus, the GWB minimum guarantee equals $104,737.50.	The GWB is the greater of $99,750 or $104,737.50. Thus, the GWB equals $104,737.50.	The LWA equals the greater of $5,250 or $104,737.50 x 5% ($5236.88). Thus, the LWA equals $5,250.

If you have a qualified contract, you may be required to take minimum required distributions. Please see the discussion of tax qualified distributions below for information on the effect of minimum required distributions on this rider’s benefits. Also, the value of this rider’s benefits to you may be limited if the contract is held in connection with a section 403(b) or other retirement program that does not allow withdrawals from the contract prior to termination of employment or other specified circumstances and the GMWB III is purchased at a time when such withdrawals are not allowed. You should consult a tax adviser before purchasing the GMWB III rider with a qualified contract.

The following section describes how your LWA is calculated:

Your initial LWA is equal to the 5% lifetime withdrawal percentage multiplied by the GWB on the earlier of the lifetime withdrawal eligibility date or the date the rider enters the settlement phase (described below). The LWA will not be determined before either of these dates. If the LWA is calculated on the date the settlement phase is entered, LWA payments will not begin until the lifetime withdrawal eligibility date.

After the lifetime withdrawal eligibility date, each time an additional premium payment is received by us, the LWA will equal the greater of:

–	your LWA immediately prior to the payment; or
–	the GWB immediately after the premium payment multiplied by the 5% lifetime withdrawal percentage.

If your GWB is stepped up, the LWA will equal the greater of:

–	your LWA immediately prior to the step-up of the GWB; or
–	your GWB immediately after the step-up of your GWB multiplied by the 5% lifetime withdrawal percentage.

If your GWB is increased under the GWB minimum guarantee, your LWA will equal the greater of:

–	your LWA immediately prior to that increase; or

OTHER CONTRACT FEATURES	PROSPECTUS	87

–	your GWB immediately after the increase multiplied by the 5% lifetime withdrawal percentage.

On or after the lifetime withdrawal eligibility date, if your total withdrawals during a contract year are less than or equal to your LWA, then your LWA does not change as a result of your withdrawal. If a withdrawal causes your total withdrawals during a contract year to exceed your LWA, and that withdrawal amount is not due to a tax qualified distribution (as described below), then your LWA will be reset to equal the 5% lifetime withdrawal percentage multiplied by the GWB immediately after the withdrawal.

The following section describes tax qualified distributions:

Your LWA will not be reset and your GWB will not be reduced in excess of the amount of the withdrawal, if withdrawals in a contract year are made solely pursuant to one of the following tax-qualified distribution programs:

1.	Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code (“Code”) Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code Section 403(b)), an individual retirement account (Code Section 408(a)), or an individual retirement annuity (Code Section 408(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the owner dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004). Only the proportional share allocable to this contract of any required minimum distribution is a tax qualified distribution; or

2.	Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of such owner and his or her designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 Internal Revenue Bulletin 710
(substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a tax-qualified distribution program under the rider); or

88	PROSPECTUS	OTHER CONTRACT FEATURES

3.	Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the beneficiary or the joint lives (or joint life expectancies) of such beneficiary and his or her designated beneficiary, provided, however, that the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by the Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a tax-qualified distribution program under the rider).

Your right to make withdrawals pursuant to one of the tax-qualified distribution programs described above is subject to the following requirements and limitations:

(a)	GIAC has been authorized to calculate and make monthly distributions of the tax qualified distributions for the calendar year.

(b)	Each tax qualified distribution is in the amount that GIAC calculates under 1, 2 or 3 above, based on information that you provide to GIAC and GIAC’s understanding of the Code. GIAC reserves the right to make changes in its calculations as it determines to comply with the Code and Treasury Regulations cited above as they may be amended from time to time; and

(c)	No withdrawals (other than tax qualified distributions) are made from the contract during the contract year.

Each tax qualified distribution will decrease your GWB by the amount withdrawn immediately following the tax qualified distribution. For purposes of this tax qualified distribution section, references to owner also include the beneficiary, as applicable. Once this rider enters its settlement phase, tax qualified distributions in excess of the LWA are no longer permitted.

The following section will explain the settlement phase of the GMWB III rider:

If the accumulation value under the contract reaches zero:

–	on a date prior to the lifetime withdrawal eligibility date, the rider will enter the settlement phase if there is a GWB t greater than zero;
–	on or after the lifetime withdrawal eligibility date, the rider will enter the settlement phase if there is a LWA greater than zero.

OTHER CONTRACT FEATURES	PROSPECTUS	89

However, the rider will not enter the settlement phase if the cause of the reduction in accumulation value to zero is a result of a withdrawal that:

–	exceeds the LWA or the amount permitted under the tax qualified distributions section, or
–	causes the total withdrawals in a given contract year to exceed the LWA or the amount permitted under the tax qualified distributions section.

In the settlement phase, GIAC will make payments equal to the LWA as determined on the date the rider entered the settlement phase. Payments will begin on:

–	the lifetime withdrawal eligibility date, if the settlement phase was entered prior to the lifetime withdrawal eligibility date; or
–	the date the rider enters the settlement phase, if the settlement phase was entered on or after the lifetime withdrawal eligibility date. The amount of that initial payment will be reduced by any withdrawals made during the contract year the rider entered the settlement phase.

The date payments begin is called the settlement anniversary date. Payments will continue on each settlement anniversary date for as long as a primary and/or secondary covered person is living.

Upon entering the settlement phase, the contract will continue, but all other rights and benefits, including death benefits, will terminate and additional premium payments will not be accepted. The GWB minimum guarantee and step-up under this rider end, the GWB will no longer be calculated and the rider fee will not be deducted during the rider’s settlement phase.

It is not clear whether payments made during the settlement phase will be taxed as withdrawals or as annuity payments. This is significant for non-qualified contracts because withdrawals are taxed less favorably than are annuity payments. In view of this uncertainty, we intend to adopt a conservative approach and treat payments during the settlement phase under non-qualified contracts as withdrawals. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the GMWB rider itself.

The following section explains the conditions and requirements of the rider that must be met for the primary covered person and/or the secondary covered person to receive an annuity payment under the contract at least equal to the LWA:

While the rider is in effect, the annuity commencement date of the contract is a date not later than the last date permitted under applicable state law. If this last annuity commencement date has been reached while the rider is in effect but has not yet entered the settlement phase, and

–	there is a primary covered person but no secondary covered person under the rider on such annuity commencement date, or

90	PROSPECTUS	OTHER CONTRACT FEATURES

–	the primary covered person died while the rider was in effect and there was a secondary covered person at the time of primary covered person’s death who elected to continue the contract after the primary covered person’s death, and the secondary covered person is living on such date, and a fixed life annuity without guaranteed period payout option has been elected, we will make annual payments under the fixed life annuity without guaranteed period payout option of the contract equal to the greater of:

–	the amount calculated as the annual payment under the fixed life annuity without guaranteed period payout option under the contract, or
–	the LWA as of the annuity commencement date.

If the last annuity commencement date permitted under applicable state law has been reached while the rider is in effect but has not yet entered the settlement phase, and there is a primary covered person and a secondary covered person under this rider on such annuity commencement date, and a fixed joint and 100 percent survivor annuity without guaranteed period payout option has been elected, and the primary covered person and the secondary covered person are named the annuitant and the joint annuitant of that annuity, we will make annual payments under the fixed joint and 100 percent survivor annuity without guaranteed period payout option of the contract equal to the greater of:

–	the amount calculated as the annual payment under the fixed joint and 100 percent survivor annuity without guaranteed period payout option under the contract, or
–	the LWA as of the annuity commencement date.

During the entire time this rider is in effect, you must invest all of your premium payments and the contract accumulation value in one of the following four allocation models:

	Growth & Income II	Growth II
RS Core Equity VIP Series or	15%	20%
RS S&P 500 Index VIP Series
Fidelity VIP Contrafund Portfolio	20%	25%
Davis Value Portfolio	15%	20%
RS International Growth VIP Series	10%	15%
RS Investment Quality Bond VIP Series or	40%/30%/20%	20%
Fidelity VIP Investment Grade Bond Portfolio	0%/10%/20%	0%

	Core Blend	Core Growth
Fidelity VIP Contrafund Portfolio	25%	35%
Fidelity VIP Mid Cap Portfolio	20%	25%
Franklin Small Cap Value Securities Fund	15%	20%
RS Investment Quality Bond VIP Series	25%	10%
Fidelity VIP Investment Grade Bond Portfolio	15%	10%

OTHER CONTRACT FEATURES	PROSPECTUS	91

Under the Growth and Income II Model and the Growth II model, you must select either the RS Core Equity VIP series or the RS S&P 500 Index VIP Series. Additionally, under the Growth & Income II model, you must choose which allocation amount you desire for the RS Investment Quality Bond VIP Series and the Fidelity VIP Investment Grade Bond Portfolio. We will not allow partial transfers among investment options or models once a model is selected. However, you may select a new model allocation, subject to any transfer restrictions under the contract, if 100% of the contract accumulation value is moved to a new model. Transfers between equity-weighted and fixed income-weighted models may only be made on quarterly contract anniversaries. Your contract accumulation value will be rebalanced automatically to the original percentages for the model you selected, on a quarterly basis, on March 1, June 1, September 1 and December 1.

There is no assurance that investing in any allocation model will increase your contract accumulation value or that your investment results will not experience market volatility. The investment performance of your contract will depend on the performance of the investment options that comprise each allocation model. Your investment in each of the investment options will fluctuate and may be worth more or less than your original investment.

We reserve the right to restrict investment options and allocation models at any time. If an investment option or model is restricted, no transfers into the restricted investment options or models will be allowed and no additional premium payments may be allocated to the restricted investment options or models after the date of the restriction. Any amount previously allocated to an investment option or model that is subsequently restricted will be unaffected by the restriction. Please see Transfers and Frequent transfers among the variable investment options for more information about transfers under your contract.

We reserve the right to agree or refuse to issue the GMWB III rider at our sole discretion. The rider may not be available in your state. The rider is available in your state only if it has been approved by your state insurance department and we have taken steps to offer it in your state. If you select the Living Benefit (Decade), the Guaranteed Minimum Income Benefit (GMIB), the Earnings Benefit, the Spousal Continuation Enhanced Guaranteed Minimum Withdrawal Benefit (SC GMWB) and/or the Single Life Enhanced Guaranteed Minimum Withdrawal Benefit (SL GMWB) riders, you cannot select the GMWB III rider. Currently, neither of the dollar cost averaging programs will be available to you if you select the GMWB III rider, although we may offer the dollar cost averaging programs to contractowners who have selected the GMWB III rider in the future. The rider shall be construed and administered so as to be in compliance with the Internal Revenue Code and the appropriate regulations, including but not limited to, Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable.

92	PROSPECTUS	OTHER CONTRACT FEATURES

The table below will help you compare the costs and benefits of the different enhanced death benefit riders.

Rider Names	Lifetime Asset Access and Spousal Asset Access	Lifetime Focus
Premium Limits	• Minimum initial premium is $10,000 • Total premiums in contract year 2 and later cannot exceed $100,000 in the aggregate.	• Minimum Initial Premium is $5,000. • Premiums for contract year 2 and later cannot exceed $100,000 annually.
Rider Fee Percentage	• 0.60% of Adjusted GWB for Lifetime Asset Access • 0.75% of Adjusted GWB for Spousal Asset Access	• 0.60% of Adjusted GWB for Lifetime Focus (single version) • 0.75% of Adjusted GWB for Lifetime Focus (spousal version)
Adjusted Guaranteed Withdrawal Balance (GWB)	Last contract anniversary’s GWB increased for any subsequent step-ups and premium payments.	Greater of total premium payments or current GWB.
Step-Up Frequency	Annually, on each annual contract anniversary up to and including the 31st contract anniversary.	Quarterly, on each quarterly contract anniversary up to and including the 30th annual contract anniversary.
Rider Fee Increase upon Step-Up	GIAC reserves the right to increase the rider fee percentage on the effective date of each step-up to a maximum of 1.25% for Spousal Asset Access and 1.00% for Lifetime Asset Access.	GIAC reserves the right to increase the rider fee percentage on the effective date of each step-up to a maximum of 1.25% for both the single version and the spousal version.
Declining future step-ups if a rider fee percentage increase would apply	You will receive advance notice of any increase in the rider fee percentage and be given the opportunity to decline automatic step-ups in the future. You may resume automatic step-ups by providing us written notice or electing a step-up within 30 days following any subsequent step-up date.	You will receive advance notice of any increase in the rider fee percentage and be given 30 days to decline automatic step-ups in the future. Once automatic step-ups are discontinued they cannot be reinstated.
Lifetime and Spousal Asset Access bonus provisions vs. Lifetime Focus GWB Minimum Guarantee provision

•   If you don’t take a withdrawal in a given contract year, a bonus will increase the GWB on the next contract anniversary.

•   The bonus percentage is 7% and is earned on total premiums paid under the contract or the GWB after the most recent step-up or reset.

•   You will not earn any more bonuses after the end of the seven year bonus period.

•   If you don’t take a withdrawal in a given contract year, you will be eligible for the GWB Minimum Guarantee amount. However, if that amount is less than your current GWB at the time the GWB Minimum Guarantee amount is calculated, your GWB will not increase as a result.

•   The GWB Minimum Guarantee percentage is 5% and is always earned on the previous anniversary’s GWB and, after the first contract anniversary, any premium payments received after the prior anniversary.

•   You will not be eligible for any more GWB Minimum Guarantee amounts once your GWB equals 175% of your total premiums paid prior to the first withdrawal.

OTHER CONTRACT FEATURES	PROSPECTUS	93

Rider Names	Lifetime Asset Access and Spousal Asset Access	Lifetime Focus
For the spousal version, can payments under the rider continue to anyone after the deaths of the originally designated married couple?	Yes. The LWA provisions terminate and the beneficiary would not be eligible for any remaining step-ups after the last survivor of the covered person or spousal beneficiary dies, but payments equal to the GWA can continue until the earliest to occur of: the date the GWB is depleted or the fifth anniversary of the annuitant’s death or the end of life expectancy distributions, if they were elected by the beneficiary.	No. The rider terminates on the death of the last covered person. No benefits under the rider continue to any beneficiary after that point.
For the single version, can payments under the rider continue after the death of the covered person?	Yes. The LWA provisions terminate and the beneficiary would not be eligible for any remaining step-ups after the last survivor of the covered person or spousal beneficiary dies, but payments equal to the GWA could continue until the earliest to occur of: the date the GWB is depleted or the fifth anniversary of the annuitant’s death or the end of life expectancy distributions, if they were elected by the beneficiary.	No. The rider terminates on the death of the covered person. No benefits under the rider continue to any beneficiary after that point.
What is the Lifetime Withdrawal Eligibility Date?	The later of the contract anniversary after the covered person (or younger of the covered person and spousal beneficiary) turns 65, or the first contract anniversary.	The contract anniversary after the covered person (or younger of the covered persons) turns 65. If all covered persons are older than 65 upon contract issue the issue date of the contract is the Lifetime Withdrawal Eligibility Date.
What is the Lifetime Withdrawal Percentage?	5%	5%
Is a Guaranteed Withdrawal Amount (GWA) available in addition to the Lifetime Withdrawal Amount (LWA)?	Yes. In addition to the LWA, withdrawals equal to the GWA are available until the GWB equals zero. Withdrawing the GWA will reduce the GWB and may reduce the LWA.	No. There is no GWA, only a LWA is available.
How withdrawals equal to or less than the LWA effect your LWA on and after the Lifetime Withdrawal Eligibility Date	If your total withdrawals during a contract year are less than or equal to your LWA, then your LWA does not change as a result of your withdrawal. If you choose not to receive your total LWA in a given contract year, it is not carried forward to the next contract year.	If your total withdrawals during a contract year are less than or equal to your LWA, then your LWA does not change as a result of your withdrawal. If you choose not to receive your total LWA in a given contract year, it is not carried forward to the next contract year.

94	PROSPECTUS	OTHER CONTRACT FEATURES

Rider Names	Lifetime Asset Access and Spousal Asset Access	Lifetime Focus
How withdrawals in excess of your LWA effect your LWA on and after the Lifetime Withdrawal Eligibility Date	If a withdrawal causes your total withdrawals during a contract year to exceed your LWA, and that withdrawal amount is not due to a tax qualified distribution, then your LWA will be reset to the lesser of: 1) your LWA immediately prior to the withdrawal, or 2) the greater of: a) 5% times the accumulation value immediately after the withdrawal, or b) 5% times the GWB immediately after the withdrawal.	If a withdrawal causes your total withdrawals during a contract year to exceed your LWA, and that withdrawal amount is not due to a tax qualified distribution, then your LWA will be reset to equal the 5% lifetime withdrawal percentage multiplied by the GWB immediately after the withdrawal.
Allocation Models	Seven allocation models available. Contractowners must choose one only. All models offer a 60% fixed income/ 40% equity allocation.	Four allocation models available. Contractowners must choose one only. Two models offer 60% equity /40% fixed income allocation and two models offer 80% equity /20% fixed income allocation.
Transfers among Allocation Models

•   Once a model is elected it can be changed only if 100% of the accumulation value is moved to a new model.

•   Automatic rebalancing will occur on every March 1st, June 1st, September 1st and December 1st.

•   Once a model is elected it can be changed only if 100% of the accumulation value is moved to a new model.

•   Automatic rebalancing will occur on every March 1st, June 1st, September 1st and December 1st.

•   Transfers between equity-weighted and fixed income-weighted models may only be made on quarterly contract anniversaries.

OTHER CONTRACT FEATURES	PROSPECTUS	95

FINANCIAL INFORMATION

The value

of your account

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

HOW WE CALCULATE ACCUMULATION UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulated fixed accumulation units. To calculate the number of accumulation units you buy with each payment (and any investment credit), we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, generally at 4:00 p.m. New York City time, each day the Exchange is open for trading.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

•	At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

•	Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the enhanced death benefit rider and the living benefit rider where applicable) and subtract them from the above total.

96	PROSPECTUS	FINANCIAL INFORMATION

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

There is no specific charge for the investment credit. We will pay the credit out of our surplus, and we will recover it over time from the proceeds of the surrender charge, contract fee, and mortality and expense risk charge. To the extent these charges exceed our actual costs, we may generate a profit.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, redemption fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Mortality and expense risk charge

To cover our mortality and expense risks, during the first four contract years you will pay a daily charge based on an annual rate of 1.55% of the value of the assets in your variable investment options. Thereafter, the charge will be based on an annual rate of 1.45%. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose including paying distribution expenses for the contracts.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the value of the assets in your variable investment options for our administrative expenses.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the value of the assets in your variable investment options.

Guaranteed minimum income benefit expense

If you choose the guaranteed minimum income benefit rider and it is in effect, you will pay an annual charge of 0.50% of the guaranteed income

Costs and

expenses

No sales charges are deducted from your premium payments when you make them.

However, the following charges do apply:

•	expenses of the Funds

•	mortality and expense risk charge

•	administrative expenses

•	contract fee;

and the following charges may apply:

•	living benefit rider expenses

•	guaranteed minimum income benefit

•	guaranteed minimum withdrawal benefit expense

•	contingent deferred sales charge

•	partial withdrawal charge.

See accompanying text for details.

FINANCIAL INFORMATION	PROSPECTUS	97

Deferred sales

charges

Contract year	Deferred sales charge (%)
1	4
2	3
3	3
4	2
5	2
6+	0

base at the time the charge is deducted on each rider anniversary and upon termination of the rider. This charge is deducted from each variable investment option and the fixed-rate option in proportion to the amount of accumulation value in each option. Also, this charge will be deducted even during periods when the rider would provide no benefit on annuitization because the accumulation value is greater than the guaranteed income base.

Guaranteed minimum withdrawal benefit expense

If you choose this rider and it is in effect, you will pay an annual charge of 0.60% or 0.75%, depending on the rider chosen, of the adjusted guaranteed withdrawal balance at the time the charge is deducted on each contract anniversary and prior to payment of any death benefit or the annuitization of the contract, depending on the rider chosen. This charge is deducted from each variable investment option and the fixed-rate option in proportion to the amount of accumulation value in each option.

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract’s accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year on the date of surrender. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a partial withdrawal from your account or surrender your contract during the first five contract years, you may pay a deferred sales charge on any amount that was paid into your contract during the first five contract years. This charge compensates us for expenses related to the sale of contracts and will be assessed pro rata among all variable investment options from which you have withdrawn. We will deduct any deferred sales charge from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional accumulation units to cover these charges.

When we calculate the deferred sales charge, all amounts taken out are withdrawn in order to minimize the amount you owe. Generally, withdrawals will be attributed to purchase payments on a LIFO basis except in the instance of a withdrawal that is made from a contract that has been continued under spousal continuation. In that situation, a withdrawal will be attributed on a FIFO basis. Deferred sales charges are listed in the table.

The maximum contingent deferred sales charge that you will pay is equal to 4% of the lesser of: (i) the total of all premium payments made within

98	PROSPECTUS	FINANCIAL INFORMATION

the first five contract years; or (ii) the amount withdrawn or surrendered. However, during the first five contract years, you may make a partial withdrawal without a deferred sales charge, of an amount equal to the greater of: (i) the excess of the accumulation value on the date of withdrawal over the total of the net premium payments that you have made (and not withdrawn) in the first five contract years; or (ii) 10% of the total premium payments made during the first five contract years minus the total of all the withdrawals you already made during the current contract year. For purposes of calculating the contingent deferred sales charge, we do not take into account any investment credits.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Partial withdrawal charge

During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for

Tax advice

Consult your tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

FINANCIAL INFORMATION	PROSPECTUS	99

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

Employer-

sponsored or independent?

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won’t be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply in other situations and to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person – If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date – When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner’s investment in the contract. Generally, the owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. Investment credits are not considered part of the owner’s investment in the contract and will be treated as income when a distribution is taken. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract.

100	PROSPECTUS	FINANCIAL INFORMATION

If your contract contains a guaranteed minimum withdrawal benefit rider (such as Lifetime AssetAccess, Spousal AssetAccess or Lifetime Focus), the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract (e.g., living benefit rider) to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the annuity commencement date – After the Annuity Commencement Date, under Options V-4, F-4 and F-5, the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at that time ( on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Option V-4, F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4, F-4 or F-5.

Penalty tax on certain withdrawals – In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made from an immediate annuity contract

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2

FINANCIAL INFORMATION	PROSPECTUS	101

Taxation of

annuity payments

Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4, F-4 or F-5 in connection with an immediate annuity contract.

Annuity payments – Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits – Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges – Transferring or assigning ownership of a contract, designating an annuitant or payee who is not an owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax – Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges – It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the earnings benefit and living benefit riders as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with these riders or any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

102	PROSPECTUS	FINANCIAL INFORMATION

Multiple contracts – All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner’s income when a taxable distribution occurs.

Generation-skipping transfer tax – Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Taxation of qualified contracts

Qualified arrangements receive tax deferral treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax deferred benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) – As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. So-called SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA

FINANCIAL INFORMATION	PROSPECTUS	103

or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty may be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans – Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities – Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

104	PROSPECTUS	FINANCIAL INFORMATION

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances, and certain exceptions may not be applicable to all types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the annuity payments made under an election of Option V-4, F-4 or F-5.

Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the contract comports with IRA qualification requirements.

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero.

If your contract contains a guaranteed minimum withdrawal benefit rider (such as AssetAccess, Lifetime AssetAccess or Spousal AssetAccess), the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should

Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

FINANCIAL INFORMATION	PROSPECTUS	105

refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. In addition, you should note that distributions made under Option V-4, F-4 or F-5 may not satisfy these minimum distribution rules. If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or the employee’s surviving spouse in the case of the employee’s death or the employee’s former spouse as an alternate payee under a qualified domestic relations order) from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to a tax-qualified plan, 403(b) plan, IRA or governmental section 457(b) plan that separately accounts for rollover amounts.

Federal estate taxes

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur –

106	PROSPECTUS	FINANCIAL INFORMATION

that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain variable investment options to foreign jurisdictions cannot be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we’ll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show nonstandard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value – all of which reflect the change in the value of an investment in an investment division of the Separate

FINANCIAL INFORMATION	PROSPECTUS	107

Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions. Total return reflects the investment credit (for standard returns only), all Fund expenses, the mortality and expense risks charge, administrative expenses, the contract fee, contingent deferred sales charge, and any other expenses.

Yield figures may be quoted for investments in shares of the RS Cash Management VIP Series and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for the RS Cash Management VIP Series investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by the RS Cash Management VIP Series investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account’s investment divisions may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Group

•	A.M. Best & Co.

•	Duff & Phelps.

108	PROSPECTUS	FINANCIAL INFORMATION

These ratings relate only to GIAC’s ability to meet its obligations under the contract’s fixed-rate option and to pay death benefits and living benefits provided under the contract, not to the performance of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GIS free of charge.

FINANCIAL INFORMATION	PROSPECTUS	109

YOUR RIGHTS AND RESPONSIBILITIES

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. New York City time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contractowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

110	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

VOTING RIGHTS

We own the Fund’s shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We’ll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, if you have selected a variable payout option, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in good order. You can forward these documents to GIAC’s customer service office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we’ll refund to you:

•	the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

•	the accumulation value of the contract on the date we receive your cancellation.

The above amount payable will be reduced by the accumulation value of any investment credit(s) on the date we receive your cancellation notice. We will return to you any mortality and expense risk charge and administrative expense charge assessed on the accumulation value of the investment credit(s) prior to receipt of your cancellation notice.

If state law requires, you will receive the total premium you paid for the contract instead, not including investment credits.

Free-look period

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	111

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Guardian Investor Services LLC (GIS) or of broker-dealer firms that have entered into sales agreements with GIS and GIAC (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC). GIS and such other broker-dealers are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. A commission of 1% will be paid on all premium payments received in the first contract year exclusive of investment credits. A commission of 1% per annum of the accumulation value of the contract allocated to the variable investment options will be paid quarterly beginning in the second contract year. A commission of .50% per annum of the accumulation value of the contract allocated to the fixed-rate option will be paid quarterly beginning in the second contract year. A commission of .50% per annum of the accumulation value of the contract allocated to the fixed-rate option will be paid quarterly beginning in the second contract year. If the annuitant is age 81 or over at issue, the first year commission will be .60% and the trail commission will be .60% of the accumulation value of the contract allocated to the variable investment options and .30% for allocations to the fixed-rate option. Trail commissions will continue to be paid on variable annuity payouts after the annuity commencement date. Trail commissions will not be paid on fixed annuity payouts.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including, for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives.

In addition, we may compensate certain individuals for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

In addition to the compensation described above, GIAC may make additional cash payments (sometimes called “revenue sharing”) or make reimbursements to some broker-dealers in recognition of their marketing and distribution, transaction processing, and/or administrative services support. Marketing and distribution support services may include, among other services, placement of GIAC’s products on the broker-dealers’ preferred or recommended list, access to the broker-dealers’ registered representatives for purposes of promoting sales of GIAC’s products, assistance in training and education of GIAC’s agents, and opportunities for GIAC to participate in sales conferences and educational seminars.

112	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

Payments or reimbursements may be calculated as a percentage of the particular broker-dealer’s actual or expected aggregate sales of all of our variable contracts, or assets held within those contracts (generally not exceeding .20% of sales or .15% of assets held), and/or may be a fixed dollar amount. Additionally, we may increase the sales compensation paid to broker-dealers for a period of time for the sale of a particular product.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ among firms. Firms and/or individual registered representatives within some firms that participate in one of these compensation arrangements might receive greater compensation for selling this contract than for selling a different annuity contract that is not eligible for these compensation arrangements. As a result, these payments may serve as an incentive for broker-dealers to promote the sale of particular products.

You should ask your registered representative for further information about what commissions or other compensation he or she, or the broker-dealer for whom he or she works, may receive in connection with your purchase of a contract.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract.

The principal underwriter of the contract is GIS, located at 7 Hanover Square, New York, New York 10004.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	113

OTHER INFORMATION

LEGAL PROCEEDINGS

The Separate Account, GIAC and GIS are not parties to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity payments

•	Tax status of the contracts

•	Calculation of Yield Quotations for The Guardian Cash Fund Investment Division

•	Valuation of assets of the Separate Account

•	Transferability restrictions

•	Experts

•	Financial statements.

114	PROSPECTUS	OTHER INFORMATION

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contract owner’s interest under the contract before annuity payments begin.

Accumulation value

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contract begin.

Annuity payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Contingent annuitant

A contingent annuitant is the person you name in the application to become the annuitant if the annuitant dies before the annuity commencement date. A contingent annuitant may be named only if the owner and the annuitant are not the same person. Only the owner may change a contingent annuitant.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contract owner

You (or your); the person(s) or entity designated as the owner in the contract.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction. In addition, transaction requests must be received on a valuation date no later than the close of the New York Stock Exchange, generally 4:00 p.m. New York City time, in order to receive that day’s accumulation unit values.

Investment credit

During the first contract year, a credit of 3% of each net premium payment that is credited to this contract at the time a net premium payment is allocated to your contract’s allocation options.

Reset date

The first reset date occurs on the seventh contract anniversary of the contract, excluding any additional benefit riders. Thereafter, each reset date occurs on each subsequent seventh contract anniversary.

Valuation date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading. Valuations for any date other than a valuation date will be determined on the next valuation date.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options – as distinguished from the fixed-rate option – available for allocations of net premium payments and allocation values.

SPECIAL TERMS USED IN THIS PROSPECTUS	PROSPECTUS	115

APPENDIX A – SUMMARY FINANCIAL INFORMATION

The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account F, which were audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, for the year ending December 31, 2005. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account F which are included in the Statement of Additional Information.

The Separate Account commenced operations on September 12, 2000; however, The Guardian CXC Variable Annuity was not available under the Separate Account until February 7, 2005. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular unit value or rider, then that funding option or rider was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of the next year.

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

LB = Living Benefit

FUND	YEAR END	BASIC	LB
The Guardian Stock Fund
	2005	$6.18	$6.10
The Guardian VC 500 Index Fund
	2005	8.55	8.44
The Guardian VC Asset Allocation Fund
	2005	9.55	9.43
The Guardian VC High Yield Bond Fund
	2005	11.98	11.82
The Guardian VC Low Duration Bond Fund
	2005	9.92	9.86
The Guardian UBS VC Large Cap Value Fund
	2005	15.64	15.53
The Guardian UBS VC Small Cap Value Fund
	2005	15.89	15.77
The Guardian Bond Fund, Inc.
	2005	12.61	12.44
The Guardian Cash Fund, Inc.
	2005	10.12	9.98
The Gabelli Capital Asset Fund
	2005	10.12	—
Baillie Gifford International Growth Fund
	2005	9.88	9.75
Baillie Gifford Emerging Markets Fund
	2005	21.09	20.82
The Guardian Small Cap Stock Fund
	2005	9.86	9.73
Value Line Centurion Fund
	2005	7.20	7.11
Value Line Strategic Asset Management Trust
	2005	9.30	9.18
AIM V.I. Aggressive Growth Fund Series II
	2005	10.57	—
AIM V.I. Basic Value Fund Series II
	2005	10.39	—
AIM V.I. Government Securities Fund Series II
	2005	9.95	—
AIM V.I. Growth Fund Series II
	2005	10.71	—
AIM V.I. Mid Cap Core Equity Series II
	2005	10.60	—

116	PROSPECTUS	APPENDIX

APPENDIX A

LB = Living Benefit

FUND	YEAR END	BASIC	LB
AIM V.I. Premier Equity Fund Series II
	2005	$—	$—
Alger American Leveraged AllCap Portfolio Class S
	2005	11.48	—
AllianceBernstein Growth & Income Portfolio Class B
	2005	11.61	11.50
AllianceBernstein LargeCap Growth Portfolio Class B
	2005	11.48	11.37
AllianceBernstein Global Technology Portfolio Class B
	2005	10.06	9.97
AllianceBernstein Value Portfolio Class B
	2005	12.34	12.23
AllianceBernstein Real Estate Investment Portfolio Class B
	2005	11.72	—
Davis Financial Portfolio
	2005	10.63	—
Davis Real Estate Portfolio
	2005	11.72	—
Davis Value Portfolio
	2005	10.68	—
Fidelity VIP Balanced Portfolio Service Class 2
	2005	10.20	10.06
Fidelity VIP Contrafund Portfolio Service Class 2
	2005	11.75	11.59
Fidelity VIP Equity-Income Portfolio Service Class 2
	2005	11.29	11.14
Fidelity VIP Growth Portfolio Service Class 2
	2005	6.65	6.57
Fidelity VIP Investment Grade Bond Portfolio Class 2
	2005	9.93	9.91
Fidelity VIP Mid Cap Portfolio Service Class 2
	2005	16.63	16.47
Franklin Rising Dividends Securities Fund Class II
	2005	10.22	—
Franklin Small Cap Value Securities Fund Class II
	2005	10.62	—
Templeton Growth Securities Fund Class 2
	2005	12.55	12.43
MFS Research Bond Series Service Class
	2005	9.84	9.82
MFS Capital Opportunities Series Service Class
	2005	6.30	6.22
MFS Emerging Growth Series Service Class
	2005	5.37	5.30
MFS Investors Trust Series Service Class
	2005	8.54	8.43
MFS New Discovery Series Service Class
	2005	8.24	8.13
MFS Strategic Income Series Service Class
	2005	12.93	12.76
MFS Total Return Series Service Class
	2005	10.09	—
Van Kampen Life Investment Trust Government Portfolio Class II
	2005	10.93	10.83
Van Kampen Life Investment Trust Growth & Income Portfolio Class II
	2005	12.44	12.33

APPENDIX	PROSPECTUS	117

LB = Living Benefit

Number of accumulation units outstanding at the end of the indicated period:

FUND	YEAR END	BASIC	LB
The Guardian Stock Fund
	2005	358,577	12,779
The Guardian VC 500 Index Fund
	2005	349,416	28,221
The Guardian VC Asset Allocation Fund
	2005	85,870	222
The Guardian VC High Yield Bond Fund
	2005	243,603	2,167
The Guardian VC Low Duration Bond Fund
	2005	159,483	8,828
The Guardian UBS VC Large Cap Value Fund
	2005	53,935	607
The Guardian UBS VC Small Cap Value Fund
	2005	125,136	1,136
The Guardian Bond Fund, Inc.
	2005	544,431	69,620
The Guardian Cash Fund, Inc.
	2005	512,758	33,115
The Gabelli Capital Asset Fund
	2005	14,666	—
Baillie Gifford International Growth Fund
	2005	299,182	11,739
Baillie Gifford Emerging Markets Fund
	2005	301,890	3,147
The Guardian Small Cap Stock Fund
	2005	403,691	4,190
Value Line Centurion Fund
	2005	234,395	2,266
Value Line Strategic Asset Management Trust
	2005	354,913	11,600
AIM V.I. Aggressive Growth Fund Series II
	2005	729	—
AIM V.I. Basic Value Fund Series II
	2005	725	—
AIM V.I. Government Securities Fund Series II
	2005	682	—
AIM V.I. Growth Fund Series II
	2005	1,088	—
AIM V.I. Mid Cap Core Equity Series II
	2005	5,866	—
AIM V.I. Premier Equity Fund Series II
	2005	—	—
Alger American Leveraged AllCap Portfolio Class S
	2005	231	—
AllianceBernstein Growth & Income Portfolio Class B
	2005	204,531	4,782
AllianceBernstein LargeCap Growth Portfolio Class B
	2005	61,200	1,138
AllianceBernstein Global Technology Portfolio Class B
	2005	13,626	31
AllianceBernstein Value Portfolio Class B
	2005	180,986	3,438
AllianceBernstein Real Estate Investment Portfolio Class B
	2005	7,563	—

118	PROSPECTUS	APPENDIX

APPENDIX A

LB = Living Benefit

FUND	YEAR END	BASIC	LB
Davis Financial Portfolio
	2005	1,931	—
Davis Real Estate Portfolio
	2005	19,541	—
Davis Value Portfolio
	2005	10,518	—
Fidelity VIP Balanced Portfolio Service Class 2
	2005	156,021	1,554
Fidelity VIP Contrafund Portfolio Service Class 2
	2005	648,912	25,145
Fidelity VIP Equity-Income Portfolio Service Class 2
	2005	492,213	20,505
Fidelity VIP Growth Portfolio Service Class 2
	2005	155,357	19,119
Fidelity VIP Investment Grade Bond Portfolio Class 2
	2005	6,556	—
Fidelity VIP Mid Cap Portfolio Service Class 2
	2005	465,534	8,386
Franklin Rising Dividends Securities Fund Class II
	2005	6,097	—
Franklin Small Cap Value Securities Fund Class II
	2005	8,324	—
Templeton Growth Securities Fund Class 2
	2005	165,753	2,863
Janus Aspen Mid Cap Growth Portfolio Service Shares
	2005	97,154	998
MFS Research Bond Series Service Class
	2005	1,966	—
MFS Capital Opportunities Series Service Class
	2005	52,392	141
MFS Emerging Growth Series Service Class
	2005	64,733	181
MFS Investors Trust Series Service Class
	2005	71,436	1,586
MFS New Discovery Series Service Class
	2005	187,765	4,644
MFS Strategic Income Series Service Class
	2005	101,490	2,850
MFS Total Return Series Service Class
	2005	12,842	—
Van Kampen Life Investment Trust Government Portfolio Class II
	2005	195,525	29,738
Van Kampen Life Investment Trust Growth & Income Portfolio Class II
	2005	195,669	8,113

APPENDIX	PROSPECTUS	119

INDIVIDUAL FLEXIBLE PREMIUM

DEFERRED VARIABLE

ANNUITY CONTRACT

Issued Through The Guardian Separate Account F of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated March 15, 2006

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account F (marketed under the name “The Guardian CXCSM Variable Annuity”) dated March 15, 2006.

A free Prospectus is available upon request by writing or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

1-800-221-3253

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

EB-013692    5/04

STATEMENT OF ADDITIONAL INFORMATION	B-1

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account F (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.

Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC or of other broker-dealers which have selling agreements with GIS and GIAC. In the years 2005, 2004 and 2003, GIAC paid commissions through GIS with respect to the sales of variable annuity contracts in the amount of $43,957,484, $44,238,771 and $43,478,315, respectively.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment rate must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.

If a contract owner chooses a variable annuity payment, or a combination of variable and fixed payments, he or she may choose an assumed investment return on the variable annuity payments of either 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation. If no choice is made, an effective annual interest rate of 3 1/2% will be used as the assumed investment return. As discussed later, the assumed investment return chosen is compared to the actual returns of the variable investment options chosen to determine the amount of subsequent variable annuity payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the variable investment options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current valuation period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under a variable investment option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

Determination of the First Monthly Annuity Payment: At the time annuity payments begin, the value of the contract owner’s account is determined by multiplying the variable accumulation unit value on the valuation date ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable accumulation units credited to the contract owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

B-2	INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

Determination of the Second and Subsequent Monthly Variable Annuity Payments: The amount of the second and subsequent variable annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation date ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly variable annuity payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the variable investment options are made. If a transfer among the variable investment options is made, the number of annuity units will be adjusted accordingly.

The assumed investment return the contract owner selects under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return selected, the variable annuity payments will remain constant. If the actual net investment return exceeds the assumed investment return selected, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return selected, variable annuity payments will decrease.

The second and subsequent monthly payments made under a fixed annuity payout option will be equal to the amount of the first monthly fixed annuity payment (described above).

We may provide a contract owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the contract owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder’s death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

STATEMENT OF ADDITIONAL INFORMATION	B-3

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

CALCULATION OF YIELD QUOTATIONS FOR THE GUARDIAN CASH FUND INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in The Guardian Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or The Guardian Cash Fund and unrealized appreciation and depreciation with respect to The Guardian Cash Fund’s portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division’s average contract size. The current annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2005 was 3.69%.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2005 was 3.76%.

The current and effective yields of The Guardian Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in The Guardian Cash Fund’s portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

B-4	INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

EXPERTS

The consolidated balance sheets of GIAC as of December 31, 2005 and 2004 and the related consolidated statements of income and comprehensive income, of changes in stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2005 and the statement of assets and liabilities of Separate Account F as of and for the year ended December 31, 2005 and the related statement of operations for the year then ended and the statement of changes in net assets for the two years in the period ended December 31, 2005, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

STATEMENT OF ADDITIONAL INFORMATION	B-5

FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT F

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

	Guardian Stock	Guardian VC 500 Index

Assets:
Shares owned in underlying fund	237,410	703,379
Net asset value per share (NAV)	29.29	9.12

Total Assets ( Shares x NAV)	$6,953,745	$6,414,819

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	12,884	10,561

Net Assets	$6,940,861	$6,404,258

Net Assets: Regular Contract–Years 0–4
Contract Value in accumulation period	$2,216,154	$2,987,762
Contracts in Payout (annuitization) period	—	—

Net Assets	$2,216,154	$2,987,762
Units Outstanding	358,577	349,416
Unit Value (accumulation)	$6.18	$8.55

Net Assets: Regular Contract–Years 5 and beyond
Contract Value in accumulation period	$2,743,245	$1,562,690
Contracts in Payout (annuitization) period	—	—

Net Assets	$2,743,245	$1,562,690
Units Outstanding	441,506	181,785
Unit Value (accumulation)	$6.21	$8.60

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 0–4
Contract Value in accumulation period	$77,949	$238,162
Contracts in Payout (annuitization) period	—	—

Net Assets	$77,949	$238,162
Units Outstanding	12,779	28,221
Unit Value (accumulation)	$6.10	$8.44

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 5 and beyond
Contract Value in accumulation period	$8,966	$82,762
Contracts in Payout (annuitization) period	—	—

Net Assets	$8,966	$82,762
Units Outstanding	1,462	9,755
Unit Value (accumulation)	$6.13	$8.48

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 0–4
Contract Value in accumulation period	$602,840	$477,390
Contracts in Payout (annuitization) period	—	—

Net Assets	$602,840	$477,390
Units Outstanding	98,830	56,568
Unit Value (accumulation)	$6.10	$8.44

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 5 and beyond
Contract Value in accumulation period	$1,157,810	$557,108
Contracts in Payout (annuitization) period	—	—

Net Assets	$1,157,810	$557,108
Units Outstanding	188,805	65,663
Unit Value (accumulation)	$6.13	$8.48

See notes to financial statements.

B-6	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Guardian VC Asset Allocation	Guardian VC High Yield Bond	Guardian VC Low Duration Bond	Guardian UBS VC Large Cap Value	Guardian UBS VC Small Cap Value	Guardian Bond	Guardian Cash

241,981	563,404	218,873	95,490	192,974	1,213,905	927,968
9.49	8.33	9.81	12.47	13.01	11.82	10.00

$2,296,396	$4,693,152	$2,147,140	$1,190,755	$2,510,591	$14,348,363	$9,279,679

9,576	10,573	11,653	1,935	7,830	21,396	1,096,722

$2,286,820	$4,682,579	$2,135,487	$1,188,820	$2,502,761	$14,326,967	$8,182,957

$820,240	$2,917,864	$1,582,326	$843,787	$1,988,063	$6,864,127	$5,187,046
—	—	—	—	—	—	—

$820,240	$2,917,864	$1,582,326	$843,787	$1,988,063	$6,864,127	$5,187,046
85,870	243,603	159,483	53,935	125,136	544,431	512,758
$9.55	$11.98	$9.92	$15.64	$15.89	$12.61	$10.12

$663,336	$725,744	$309,001	$89,798	$130,470	$2,969,518	$1,698,717
—	—	—	—	—	—	—

$663,336	$725,744	$309,001	$89,798	$130,470	$2,969,518	$1,698,717
69,075	60,268	31,071	5,723	8,188	234,278	167,033
$9.60	$12.04	$9.95	$15.69	$15.93	$12.68	$10.17

$2,088	$25,616	$87,081	$9,426	$17,909	$866,314	$330,619
—	—	—	—	—	—	—

$2,088	$25,616	$87,081	$9,426	$17,909	$866,314	$330,619
222	2,167	8,828	607	1,136	69,620	33,115
$9.43	$11.82	$9.86	$15.53	$15.77	$12.44	$9.98

$18,941	$124	$—	$—	$—	$422,253	$132,505
—	—	—	—	—	—	—

$18,941	$124	$—	$—	$—	$422,253	$132,505
1,998	10	—	—	—	33,753	13,201
$9.48	$11.88	$—	$—	$—	$12.51	$10.04

$214,770	$592,653	$98,417	$113,329	$226,551	$1,529,256	$281,915
—	—	—	—	—	—	—

$214,770	$592,653	$98,417	$113,329	$226,551	$1,529,256	$281,915
22,781	50,132	9,977	7,297	14,364	122,896	28,237
$9.43	$11.82	$9.86	$15.53	$15.77	$12.44	$9.98

$500,980	$100,402	$28,196	$124,073	$82,984	$990,565	$273,021
—	—	—	—	—	—	—

$500,980	$100,402	$28,196	$124,073	$82,984	$990,565	$273,021
52,858	8,448	2,852	7,966	5,246	79,182	27,201
$9.48	$11.88	$9.89	$15.58	$15.82	$12.51	$10.04

STATEMENT OF ADDITIONAL INFORMATION	B-7

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	Gabelli Capital Asset	Baillie Gifford International Growth

Assets:
Shares owned in underlying fund	8,608	300,244
Net asset value per share (NAV)	17.40	17.80

Total Assets ( Shares x NAV)	$149,786	$5,344,348

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	1,354	5,247

Net Assets	$148,432	$5,339,101

Net Assets: Regular Contract–Years 0–4
Contract Value in accumulation period	$148,432	$2,955,505
Contracts in Payout (annuitization) period	—	—

Net Assets	$148,432	$2,955,505
Units Outstanding	14,666	299,182
Unit Value (accumulation)	$10.12	$9.88

Net Assets: Regular Contract–Years 5 and beyond
Contract Value in accumulation period	$—	$996,315
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$996,315
Units Outstanding	—	100,320
Unit Value (accumulation)	$—	$9.93

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 0–4
Contract Value in accumulation period	$—	$114,457
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$114,457
Units Outstanding	—	11,739
Unit Value (accumulation)	$—	$9.75

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 5 and beyond
Contract Value in accumulation period	$—	$4,049
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$4,049
Units Outstanding	—	413
Unit Value (accumulation)	$—	$9.80

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 0–4
Contract Value in accumulation period	$—	$839,811
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$839,811
Units Outstanding	—	86,136
Unit Value (accumulation)	$—	$9.75

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 5 and beyond
Contract Value in accumulation period	$—	$336,038
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$336,038
Units Outstanding	—	34,283
Unit Value (accumulation)	$—	$9.80

See notes to financial statements.

B-8	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Baillie Gifford Emerging Markets	Guardian Small Cap Stock	Value Line Centurion	Value Line Strategic Asset Management	AIM V.I. Aggressive Growth Series I	AIM V.I. Government Securities Series I	AIM V.I. Growth Series I

385,736	508,550	121,525	429,257	78,170	422,772	75,292
21.46	14.13	20.07	22.22	12.52	11.87	17.25

$8,277,889	$7,185,812	$2,439,008	$9,538,083	$978,683	$5,018,306	$1,298,782

9,552	9,356	7,717	16,615	10,373	11,254	5,990

$8,268,337	$7,176,456	$2,431,291	$9,521,468	$968,310	$5,007,052	$1,292,792

$6,367,086	$3,979,473	$1,687,531	$3,300,950	$322,202	$2,283,683	$178,299
—	—	—	—	—	—	—

$6,367,086	$3,979,473	$1,687,531	$3,300,950	$322,202	$2,283,683	$178,299
301,890	403,691	234,395	354,913	48,043	195,865	35,588
$21.09	$9.86	$7.20	$9.30	$6.71	$11.66	$5.01

$810,820	$1,393,592	$297,189	$3,651,070	$249,182	$1,201,530	$325,268
—	—	—	—	—	—	—

$810,820	$1,393,592	$297,189	$3,651,070	$249,182	$1,201,530	$325,268
38,240	140,620	41,060	390,474	36,958	102,504	64,578
$21.20	$9.91	$7.24	$9.35	$6.74	$11.72	$5.04

$65,502	$40,761	$16,104	$106,479	$611	$300,585	$22,506
—	—	—	—	—	—	—

$65,502	$40,761	$16,104	$106,479	$611	$300,585	$22,506
3,147	4,190	2,266	11,600	92	26,121	4,552
$20.82	$9.73	$7.11	$9.18	$6.62	$11.51	$4.94

$—	$75	$2,249	$181,356	$11,933	$109,451	$1,381
—	—	—	—	—	—	—

$—	$75	$2,249	$181,356	$11,933	$109,451	$1,381
—	8	315	19,652	1,793	9,461	278
$—	$9.78	$7.14	$9.23	$6.65	$11.57	$4.97

$647,449	$819,651	$287,297	$990,884	$218,234	$585,870	$382,334
—	—	—	—	—	—	—

$647,449	$819,651	$287,297	$990,884	$218,234	$585,870	$382,334
31,104	84,247	40,432	107,947	32,971	50,912	77,322
$20.82	$9.73	$7.11	$9.18	$6.62	$11.51	$4.94

$298,949	$644,072	$87,861	$1,133,065	$163,612	$258,843	$144,512
—	—	—	—	—	—	—

$298,949	$644,072	$87,861	$1,133,065	$163,612	$258,843	$144,512
14,285	65,849	12,299	122,780	24,587	22,374	29,070
$20.93	$9.78	$7.14	$9.23	$6.65	$11.57	$4.97

STATEMENT OF ADDITIONAL INFORMATION	B-9

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	AIM V.I. Premier Equity Series I	AIM V.I. Aggressive Growth Series II

Assets:
Shares owned in underlying fund	107,794	621
Net asset value per share (NAV)	22.32	12.41

Total Assets ( Shares x NAV)	$2,405,964	$7,710

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	10,618	4

Net Assets	$2,395,346	$7,706

Net Assets: Regular Contract–Years 0–4
Contract Value in accumulation period	$615,065	$7,706
Contracts in Payout (annuitization) period	—	—

Net Assets	$615,065	$7,706
Units Outstanding	86,334	729
Unit Value (accumulation)	$7.12	$10.57

Net Assets: Regular Contract–Years 5 and beyond
Contract Value in accumulation period	$1,044,077	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$1,044,077	$—
Units Outstanding	145,774	—
Unit Value (accumulation)	$7.16	$—

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 0–4
Contract Value in accumulation period	$2,714	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$2,714	$—
Units Outstanding	386	—
Unit Value (accumulation)	$7.03	$—

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 5 and beyond
Contract Value in accumulation period	$30,557	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$30,557	$—
Units Outstanding	4,323	—
Unit Value (accumulation)	$7.07	$—

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 0–4
Contract Value in accumulation period	$249,011	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$249,011	$—
Units Outstanding	35,414	—
Unit Value (accumulation)	$7.03	$—

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 5 and beyond
Contract Value in accumulation period	$356,155	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$356,155	$—
Units Outstanding	50,384	—
Unit Value (accumulation)	$7.07	$—

See notes to financial statements.

B-10	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
AIM V.I. Basic Value Series II	AIM V.I. Government Securities Series II	AIM V.I. Growth Fund Series II	AIM V.I. Mid Cap Core Equity Series II	AIM V.I. Premier Equity Series II	Alger American Leveraged AllCap Class O	Alger American Leveraged AllCap Class S

617	577	688	4,618	—	55,569	80
12.26	11.81	17.07	13.52	—	34.78	34.44

$7,568	$6,814	$11,742	$62,437	$—	$1,932,689	$2,749

33	29	93	260	—	9,416	95

$7,535	$6,785	$11,649	$62,177	$—	$1,923,273	$2,654

$7,535	$6,785	$11,649	$62,177	$—	$1,071,521	$2,654
—	—	—	—	—	—	—

$7,535	$6,785	$11,649	$62,177	$—	$1,071,521	$2,654
725	682	1,088	5,866	—	158,212	231
$10.39	$9.95	$10.71	$10.60	$—	$6.77	$11.48

$—	$—	$—	$—	$—	$342,922	$—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$342,922	$—
—	—	—	—	—	50,364	—
$—	$—	$—	$—	$—	$6.81	$—

$—	$—	$—	$—	$—	$36,636	$—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$36,636	$—
—	—	—	—	—	5,481	—
$—	$—	$—	$—	$—	$6.68	$—

$—	$—	$—	$—	$—	$1,212	$—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$1,212	$—
—	—	—	—	—	180	—
$—	$—	$—	$—	$—	$6.72	$—

$—	$—	$—	$—	$—	$174,779	$—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$174,779	$—
—	—	—	—	—	26,147	—
$—	$—	$—	$—	$—	$6.68	$—

$—	$—	$—	$—	$—	$180,492	$—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$180,492	$—
—	—	—	—	—	26,859	—
$—	$—	$—	$—	$—	$6.72	$—

STATEMENT OF ADDITIONAL INFORMATION	B-11

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	Alliance Bernstein Growth & Income Class B	Alliance Bernstein Large Cap Growth Class B

Assets:
Shares owned in underlying fund	135,953	29,313
Net asset value per share (NAV)	24.65	26.54

Total Assets ( Shares x NAV)	$3,351,240	$777,954

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	10,190	7,447

Net Assets	$3,341,050	$770,507

Net Assets: Regular Contract–Years 0–4
Contract Value in accumulation period	$2,374,594	$702,545
Contracts in Payout (annuitization) period	—	—

Net Assets	$2,374,594	$702,545
Units Outstanding	204,531	61,200
Unit Value (accumulation)	$11.61	$11.48

Net Assets: Regular Contract–Years 5 and beyond
Contract Value in accumulation period	$301,772	$18,623
Contracts in Payout (annuitization) period	—	—

Net Assets	$301,772	$18,623
Units Outstanding	25,896	1,616
Unit Value (accumulation)	$11.65	$11.52

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 0–4
Contract Value in accumulation period	$55,013	$12,948
Contracts in Payout (annuitization) period	—	—

Net Assets	$55,013	$12,948
Units Outstanding	4,782	1,138
Unit Value (accumulation)	$11.50	$11.37

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 5 and beyond
Contract Value in accumulation period	$—	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 0–4
Contract Value in accumulation period	$367,180	$32,952
Contracts in Payout (annuitization) period	—	—

Net Assets	$367,180	$32,952
Units Outstanding	31,919	2,897
Unit Value (accumulation)	$11.50	$11.37

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 5 and beyond
Contract Value in accumulation period	$82,478	$1,765
Contracts in Payout (annuitization) period	—	—

Net Assets	$82,478	$1,765
Units Outstanding	7,143	155
Unit Value (accumulation)	$11.55	$11.42

See notes to financial statements.

B-12	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Alliance Bernstein Global Technology Class B	Alliance Bernstein Value Class B	Alliance Bernstein Real Estate Investment Class B	American Century VP Capital Appreciation Class 1	Davis Financial	Davis Real Estate	Davis Value

16,659	247,834	4,481	351,557	1,504	14,139	8,864
15.63	12.84	19.94	9.35	13.83	17.33	12.77

$260,379	$3,182,182	$89,351	$3,287,055	$20,802	$245,030	$113,198

6,427	8,759	673	7,892	279	1,699	842

$253,952	$3,173,423	$88,678	$3,279,163	$20,523	$243,331	$112,356

$137,104	$2,233,111	$88,678	$2,207,863	$20,523	$228,932	$112,356
—	—	—	—	—	—	—

$137,104	$2,233,111	$88,678	$2,207,863	$20,523	$228,932	$112,356
13,626	180,986	7,563	316,413	1,931	19,541	10,518
$10.06	$12.34	$11.72	$6.98	$10.63	$11.72	$10.68

$27,310	$371,463	$—	$339,252	$—	$—	$—
—	—	—	—	—	—	—

$27,310	$371,463	$—	$339,252	$—	$—	$—
2,704	29,994	—	48,361	—	—	—
$10.10	$12.38	$—	$7.02	$—	$—	$—

$308	$42,031	$—	$3,052	$—	$14,399	$—
—	—	—	—	—	—	—

$308	$42,031	$—	$3,052	$—	$14,399	$—
31	3,438	—	443	—	1,232	—
$9.97	$12.23	$—	$6.89	$—	$11.69	$—

$—	$—	$—	$45,302	$—	$—	$—
—	—	—	—	—	—	—

$—	$—	$—	$45,302	$—	$—	$—
—	—	—	6,543	—	—	—
$—	$—	$—	$6.92	$—	$—	$—

$16,925	$311,633	$—	$344,081	$—	$—	$—
—	—	—	—	—	—	—

$16,925	$311,633	$—	$344,081	$—	$—	$—
1,698	25,490	—	49,963	—	—	—
$9.97	$12.23	$—	$6.89	$—	$—	$—

$23,864	$133,416	$—	$300,652	$—	$—	$—
—	—	—	—	—	—	—

$23,864	$133,416	$—	$300,652	$—	$—	$—
2,385	10,872	—	43,425	—	—	—
$10.01	$12.27	$—	$6.92	$—	$—	$—

STATEMENT OF ADDITIONAL INFORMATION	B-13

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2

Assets:
Shares owned in underlying fund	273,769	462,303
Net asset value per share (NAV)	14.62	30.69

Total Assets ( Shares x NAV)	$4,002,496	$14,188,088

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	5,267	21,638

Net Assets	$3,997,229	$14,166,450

Net Assets: Regular Contract–Years 0–4
Contract Value in accumulation period	$1,590,745	$7,622,887
Contracts in Payout (annuitization) period	—	—

Net Assets	$1,590,745	$7,622,887
Units Outstanding	156,021	648,912
Unit Value (accumulation)	$10.20	$11.75

Net Assets: Regular Contract–Years 5 and beyond
Contract Value in accumulation period	$1,407,430	$3,006,418
Contracts in Payout (annuitization) period	—	—

Net Assets	$1,407,430	$3,006,418
Units Outstanding	137,308	254,568
Unit Value (accumulation)	$10.25	$11.81

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 0–4
Contract Value in accumulation period	$15,634	$291,527
Contracts in Payout (annuitization) period	—	—

Net Assets	$15,634	$291,527
Units Outstanding	1,554	25,145
Unit Value (accumulation)	$10.06	$11.59

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 5 and beyond
Contract Value in accumulation period	$—	$94,183
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$94,183
Units Outstanding	—	8,080
Unit Value (accumulation)	$—	$11.66

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 0–4
Contract Value in accumulation period	$633,367	$1,786,746
Contracts in Payout (annuitization) period	—	—

Net Assets	$633,367	$1,786,746
Units Outstanding	62,941	154,109
Unit Value (accumulation)	$10.06	$11.59

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 5 and beyond
Contract Value in accumulation period	$316,814	$986,939
Contracts in Payout (annuitization) period	—	—

Net Assets	$316,814	$986,939
Units Outstanding	31,317	84,673
Unit Value (accumulation)	$10.12	$11.66

See notes to financial statements.

B-14	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Service Class 2	Fidelity VIP Mid Cap Service Class 2	Franklin Rising Dividends Securities Class 2	Franklin Small Cap Value Securities Class 2	Templeton Growth Securities Class 2

409,741	76,708	7,234	352,538	3,520	5,311	225,180
25.17	33.29	12.57	34.67	17.84	16.79	13.81

$10,313,187	$2,553,623	$90,931	$12,222,496	$62,802	$89,165	$3,109,742

16,663	7,834	595	17,626	485	778	11,218

$10,296,524	$2,545,789	$90,336	$12,204,870	$62,317	$88,387	$3,098,524

$5,557,500	$1,033,880	$65,111	$7,739,925	$62,317	$88,387	$2,079,583
—	—	—	—	—	—	—

$5,557,500	$1,033,880	$65,111	$7,739,925	$62,317	$88,387	$2,079,583
492,213	155,357	6,556	465,534	6,097	8,324	165,753
$11.29	$6.65	$9.93	$16.63	$10.22	$10.62	$12.55

$2,415,748	$770,130	$—	$1,431,360	$—	$—	$457,638
—	—	—	—	—	—	—

$2,415,748	$770,130	$—	$1,431,360	$—	$—	$457,638
212,821	115,110	—	85,772	—	—	36,340
$11.35	$6.69	$—	$16.69	$—	$—	$12.59

$228,494	$125,572	$25,226	$138,141	$—	$—	$35,591
—	—	—	—	—	—	—

$228,494	$125,572	$25,226	$138,141	$—	$—	$35,591
20,505	19,119	2,546	8,386	—	—	2,863
$11.14	$6.57	$9.91	$16.47	$—	$—	$12.43

$42,094	$7,488	$—	$—	$—	$—	$3,302
—	—	—	—	—	—	—

$42,094	$7,488	$—	$—	$—	$—	$3,302
3,757	1,134	—	—	—	—	265
$11.20	$6.60	$—	$—	$—	$—	$12.48

$1,440,753	$331,902	$—	$1,468,241	$—	$—	$350,064
—	—	—	—	—	—	—

$1,440,753	$331,902	$—	$1,468,241	$—	$—	$350,064
129,290	50,533	—	89,126	—	—	28,160
$11.14	$6.57	$—	$16.47	$—	$—	$12.43

$431,296	$166,397	$—	$278,801	$—	$—	$103,115
—	—	—	—	—	—	—

$431,296	$166,397	$—	$278,801	$—	$—	$103,115
38,498	25,200	—	16,861	—	—	8,264
$11.20	$6.60	$—	$16.54	$—	$—	$12.48

STATEMENT OF ADDITIONAL INFORMATION	B-15

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	Janus Aspen Forty Service Shares	Janus Aspen Flexible Bond Service Shares

Assets:
Shares owned in underlying fund	168,280	313,356
Net asset value per share (NAV)	27.45	11.91

Total Assets ( Shares x NAV)	$4,619,297	$3,732,064

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	10,963	8,652

Net Assets	$4,608,334	$3,723,412

Net Assets: Regular Contract–Years 0–4
Contract Value in accumulation period	$2,503,327	$2,625,467
Contracts in Payout (annuitization) period	—	—

Net Assets	$2,503,327	$2,625,467
Units Outstanding	311,496	210,472
Unit Value (accumulation)	$8.04	$12.47

Net Assets: Regular Contract–Years 5 and beyond
Contract Value in accumulation period	$1,034,275	$732,588
Contracts in Payout (annuitization) period	—	—

Net Assets	$1,034,275	$732,588
Units Outstanding	128,015	58,417
Unit Value (accumulation)	$8.08	$12.54

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 0–4
Contract Value in accumulation period	$19,787	$31,493
Contracts in Payout (annuitization) period	—	—

Net Assets	$19,787	$31,493
Units Outstanding	2,495	2,558
Unit Value (accumulation)	$7.93	$12.31

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 5 and beyond
Contract Value in accumulation period	$3,158	$2,224
Contracts in Payout (annuitization) period	—	—

Net Assets	$3,158	$2,224
Units Outstanding	396	180
Unit Value (accumulation)	$7.97	$12.38

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 0–4
Contract Value in accumulation period	$406,597	$89,198
Contracts in Payout (annuitization) period	—	—

Net Assets	$406,597	$89,198
Units Outstanding	51,263	7,245
Unit Value (accumulation)	$7.93	$12.31

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 5 and beyond
Contract Value in accumulation period	$576,064	$139,271
Contracts in Payout (annuitization) period	—	—

Net Assets	$576,064	$139,271
Units Outstanding	72,243	11,252
Unit Value (accumulation)	$7.97	$12.38

See notes to financial statements.

B-16	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Janus Aspen Growth and Income Service Shares	Janus Aspen Mid Cap Growth Service Shares	Janus Aspen Worldwide Growth Service Shares	MFS Research Bond Service Class	MFS Capital Opportunities Service Class	MFS Emerging Growth Service Class	MFS Investors Trust Service Class

125,996	50,289	94,968	3,897	80,017	62,576	91,017
17.66	28.41	27.76	11.54	13.60	18.92	19.19

$2,225,080	$1,428,712	$2,636,316	$44,974	$1,088,231	$1,183,931	$1,746,607

2,096	3,304	12,187	408	9,772	7,252	2,030

$2,222,984	$1,425,408	$2,624,129	$44,566	$1,078,459	$1,176,679	$1,744,577

$1,145,507	$500,981	$431,278	$19,348	$330,011	$347,549	$610,320
—	—	—	—	—	—	—

$1,145,507	$500,981	$431,278	$19,348	$330,011	$347,549	$610,320
133,170	97,154	69,780	1,966	52,392	64,733	71,436
$8.60	$5.16	$6.18	$9.84	$6.30	$5.37	$8.54

$485,373	$591,489	$967,233	$—	$338,263	$451,052	$677,402
—	—	—	—	—	—	—

$485,373	$591,489	$967,233	$—	$338,263	$451,052	$677,402
56,127	114,098	155,667	—	53,417	83,565	78,867
$8.65	$5.18	$6.21	$—	$6.33	$5.40	$8.59

$4,436	$5,081	$6,937	$25,218	$878	$960	$13,375
—	—	—	—	—	—	—

$4,436	$5,081	$6,937	$25,218	$878	$960	$13,375
522	998	1,137	2,568	141	181	1,586
$8.49	$5.09	$6.10	$9.82	$6.22	$5.30	$8.43

$4,042	$3,021	$13,469	$—	$23,126	$19,223	$30,122
—	—	—	—	—	—	—

$4,042	$3,021	$13,469	$—	$23,126	$19,223	$30,122
474	590	2,196	—	3,700	3,608	3,553
$8.53	$5.12	$6.13	$—	$6.25	$5.33	$8.48

$182,714	$102,058	$457,960	$—	$145,639	$125,065	$230,882
—	—	—	—	—	—	—

$182,714	$102,058	$457,960	$—	$145,639	$125,065	$230,882
21,522	20,053	75,077	—	23,427	23,602	27,381
$8.49	$5.09	$6.10	$—	$6.22	$5.30	$8.43

$303,344	$222,778	$451,812	$—	$173,058	$203,176	$114,516
—	—	—	—	—	—	—

$303,344	$222,778	$451,812	$—	$173,058	$203,176	$114,516
35,541	43,542	73,676	—	27,690	38,139	13,509
$8.53	$5.12	$6.13	$—	$6.25	$5.33	$8.48

STATEMENT OF ADDITIONAL INFORMATION	B-17

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	MFS New Discovery Service Class	MFS Strategic Income Service Class

Assets:
Shares owned in underlying fund	182,042	188,404
Net asset value per share (NAV)	15.45	10.52

Total Assets ( Shares x NAV)	$2,812,555	$1,982,006

Liabilities:
Due to the Guardian Insurance & Annuity Company, Inc.	9,907	4,975

Net Assets	$2,802,648	$1,977,031

Net Assets: Regular Contract–Years 0–4
Contract Value in accumulation period	$1,546,723	$1,312,098
Contracts in Payout (annuitization) period	—	—

Net Assets	$1,546,723	$1,312,098
Units Outstanding	187,765	101,490
Unit Value (accumulation)	$8.24	$12.93

Net Assets: Regular Contract–Years 5 and beyond
Contract Value in accumulation period	$554,671	$412,448
Contracts in Payout (annuitization) period	—	—

Net Assets	$554,671	$412,448
Units Outstanding	66,977	31,733
Unit Value (accumulation)	$8.28	$13.00

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 0–4
Contract Value in accumulation period	$37,754	$36,366
Contracts in Payout (annuitization) period	—	—

Net Assets	$37,754	$36,366
Units Outstanding	4,644	2,850
Unit Value (accumulation)	$8.13	$12.76

Net Assets: Contracts with Living Benefit Rider (LBR)–Years 5 and beyond
Contract Value in accumulation period	$13,238	$16,454
Contracts in Payout (annuitization) period	—	—

Net Assets	$13,238	$16,454
Units Outstanding	1,620	1,283
Unit Value (accumulation)	$8.17	$12.83

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 0–4
Contract Value in accumulation period	$142,012	$121,944
Contracts in Payout (annuitization) period	—	—

Net Assets	$142,012	$121,944
Units Outstanding	17,467	9,557
Unit Value (accumulation)	$8.13	$12.76

Net Assets: Contracts with Anniversary Enhanced Death Benefit Rider (EDBR)–Years 5 and beyond
Contract Value in accumulation period	$204,200	$54,938
Contracts in Payout (annuitization) period	—	—

Net Assets	$204,200	$54,938
Units Outstanding	24,983	4,283
Unit Value (accumulation)	$8.17	$12.83

See notes to financial statements.

B-18	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
MFS Total Return Series Service Class	Prudential Jennison Class II	Van Kampen Life Investment Trust Government Class II	Van Kampen Life Investment Trust Growth & Income Class II

6,359	43,380	345,409	174,685
20.50	20.49	9.42	20.46

$130,353	$888,855	$3,253,750	$3,574,048

782	5,953	3,283	3,904

$129,571	$882,902	$3,250,467	$3,570,144

$129,571	$332,442	$2,137,161	$2,434,218
—	—

$129,571	$332,442	$2,137,161	$2,434,218
12,842	48,140	195,525	195,669
$10.09	$6.91	$10.93	$12.44

$—	$269,661	$89,758	$440,106
—	—	—	—

$—	$269,661	$89,758	$440,106
—	38,842	8,181	35,245
$—	$6.94	$10.97	$12.49

$—	$774	$322,068	$100,001
—	—	—	—

$—	$774	$322,068	$100,001
—	114	29,738	8,113
$—	$6.82	$10.83	$12.33

$—	$8,088	$—	$7,007
—	—	—	—

$—	$8,088	$—	$7,007
—	1,181	—	566
$—	$6.85	$—	$12.37

$—	$106,460	$550,083	$432,672
—	—	—	—

$—	$106,460	$550,083	$432,672
—	15,620	50,791	35,101
$—	$6.82	$10.83	$12.33

$—	$161,423	$61,295	$63,120
—	—	—	—

$—	$161,423	$61,295	$63,120
—	23,558	5,638	5,102
$—	$6.85	$10.87	$12.37

STATEMENT OF ADDITIONAL INFORMATION	B-19

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

	Guardian Stock	Guardian VC 500 Index

Net Assets: Contracts with Anniversary EDBR and LBR–Years 0–4
Contract Value in accumulation period	$40,299	$103,132
Contracts in Payout (annuitization) period	—	—

Net Assets	$40,299	$103,132
Units Outstanding	6,694	12,382
Unit Value (accumulation)	$6.02	$8.33

Net Assets: Contracts with Anniversary EDBR and LBR–Years 5 and beyond
Contract Value in accumulation period	$29,772	$71,976
Contracts in Payout (annuitization) period	—	—

Net Assets	$29,772	$71,976
Units Outstanding	4,919	8,596
Unit Value (accumulation)	$6.05	$8.37

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings Benefit Rider–Years 0–4
Contract Value in accumulation period	$3,535	$8,483
Contracts in Payout (annuitization) period	—	—

Net Assets	$3,535	$8,483
Units Outstanding	363	795
Unit Value (accumulation)	$9.75	$10.67

Net Assets: Total
Contract Value in accumulation period	$6,880,570	$6,089,465
Contract Value in payout (annuitization) period	60,291	314,793

Net Assets	$6,940,861	$6,404,258

FIFO Cost Of Shares In Underlying Fund	$6,190,205	$6,078,884

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2005

	Guardian Stock	Guardian VC 500 Index

2005 Investment Income
Income:
Reinvested dividends	$87,663	$106,467
Expenses:
Mortality expense risk and administrative charges	133,974	132,114

Net investment income/(expense)	(46,311)	(25,647)

2005 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(45,242)	636,948
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(45,242)	636,948
Net change in unrealized appreciation/(depreciation) of investments	210,153	(495,195)

Net realized and unrealized gain/(loss) from investments	164,911	141,753

2005 Net Increase/(Decrease) in Net Assets Resulting from Operations	$118,600	$116,106

See notes to financial statements.

B-20	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Guardian VC Asset Allocation	Guardian VC High Yield Bond	Guardian VC Low Duration Bond	Guardian UBS VC Large Cap Value	Guardian UBS VC Small Cap Value	Guardian Bond	Guardian Cash

$33,914	$98,609	$5,675	$7,345	$34,995	$215,051	$90,188
—	—	—	—	—	—	—

$33,914	$98,609	$5,675	$7,345	$34,995	$215,051	$90,188
3,645	8,451	579	476	2,235	17,510	9,153
$9.30	$11.67	$9.81	$15.42	$15.66	$12.28	$9.85

$32,551	$—	$—	$—	$—	$238,341	$77,450
—	—	—	—	—	—	—

$32,551	$—	$—	$—	$—	$238,341	$77,450
3,480	—	—	—	—	19,304	7,818
$9.35	$—	$—	$—	$—	$12.35	$9.91

$—	$929	$4,742	$1,062	$1,032	$37,548	$4,625
—	—	—	—	—	—	—

$—	$929	$4,742	$1,062	$1,032	$37,548	$4,625
—	77	486	69	66	3,402	483
$—	$12.05	$9.75	$15.31	$15.54	$11.04	$9.57

$2,286,820	$4,461,941	$2,115,438	$1,188,820	$2,482,004	$14,132,973	$8,076,086
—	220,638	20,049	—	20,757	193,994	106,871

$2,286,820	$4,682,579	$2,135,487	$1,188,820	$2,502,761	$14,326,967	$8,182,957

$1,946,000	$4,774,204	$2,190,553	$1,264,866	$2,662,783	$15,014,407	$9,279,679

Investment Divisions
Guardian VC Asset Allocation	Guardian VC High Yield Bond	Guardian VC Low Duration Bond	Guardian UBS VC Large Cap Value	Guardian UBS VC Small Cap Value	Guardian Bond	Guardian Cash

$19,358	$311,843	$63,178	$24,828	$3,230	$610,549	$330,974

47,837	90,024	39,199	30,278	48,545	293,112	236,511

(28,479)	221,819	23,979	(5,450)	(45,315)	317,437	94,463

87,322	24,958	(8,238)	80,805	102,078	(369,415)	—
—	—	—	184,913	272,869	105,352	—

87,322	24,958	(8,238)	265,718	374,947	(264,063)	—
(5,558)	(177,120)	(26,966)	(144,101)	(241,877)	19,454	—

81,764	(152,162)	(35,204)	121,617	133,070	(244,609)	—

$53,285	$69,657	$(11,225)	$116,167	$87,755	$72,828	$94,463

STATEMENT OF ADDITIONAL INFORMATION	B-21

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	Gabelli Capital Asset	Baillie Gifford International Growth

Net Assets: Contracts with Anniversary EDBR and LBR–Years 0–4
Contract Value in accumulation period	$—	$61,886
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$61,886
Units Outstanding	—	6,431
Unit Value (accumulation)	$—	$9.62

Net Assets: Contracts with Anniversary EDBR and LBR–Years 5 and beyond
Contract Value in accumulation period	$—	$176
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$176
Units Outstanding	—	18
Unit Value (accumulation)	$—	$9.67

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings Benefit Rider–Years 0–4
Contract Value in accumulation period	$—	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Total
Contract Value in accumulation period	$148,432	$5,308,237
Contract Value in payout (annuitization) period	—	30,864

Net Assets	$148,432	$5,339,101

FIFO Cost Of Shares In Underlying Fund	$159,097	$4,983,078

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2005 (continued)

	Gabelli Capital Asset	Baillie Gifford International Growth

2005 Investment Income
Income:
Reinvested dividends	$409	$59,416
Expenses:
Mortality expense risk and administrative charges	1,354	75,823

Net investment income/(expense)	(945)	(16,407)

2005 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(292)	567,023
Reinvested realized gain distributions	9,667	—

Net realized gain/(loss) on investments	9,375	567,023
Net change in unrealized appreciation/(depreciation) of investments	(9,311)	53,422

Net realized and unrealized gain/(loss) from investments	64	620,445

2005 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(881)	$604,038

See notes to financial statements.

B-22	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Baillie Gifford Emerging Markets	Guardian Small Cap Stock	Value Line Centurion	Value Line Strategic Asset Management	AIM V.I. Aggressive Growth Series I	AIM V.I. Government Securities Series I	AIM V.I. Growth Series I

$75,421	$179,915	$45,181	$54,226	$2,536	$116,106	$143,769
—	—	—	—	—	—	—

$75,421	$179,915	$45,181	$54,226	$2,536	$116,106	$143,769
3,671	18,737	6,443	5,985	388	10,223	29,460
$20.54	$9.60	$7.01	$9.06	$6.53	$11.36	$4.88

$164	$—	$—	$89,386	$—	$72,936	$22,941
—	—	—	—	—	—	—

$164	$—	$—	$89,386	$—	$72,936	$22,941
8	—	—	9,814	—	6,388	4,676
$20.65	$—	$—	$9.11	$—	$11.42	$4.91

$—	$471	$—	$3,852	$—	$—	$1,037
—	—	—	—	—	—	—

$—	$471	$—	$3,852	$—	$—	$1,037
—	38	—	332	—	—	102
$—	$12.24	$—	$11.60	$—	$—	$10.21

$8,265,391	$7,058,010	$2,423,412	$9,511,268	$968,310	$4,929,004	$1,222,047
2,946	118,446	7,879	10,200	—	78,048	70,745

$8,268,337	$7,176,456	$2,431,291	$9,521,468	$968,310	$5,007,052	$1,292,792

$6,780,620	$8,536,561	$2,260,845	$7,582,823	$845,571	$5,221,911	$1,036,713

Investment Divisions
Baillie Gifford Emerging Markets	Guardian Small Cap Stock	Value Line Centurion	Value Line Strategic Asset Management	AIM V.I. Aggressive Growth Series I	AIM V.I. Government Securities Series I	AIM V.I. Growth Series I

$63,126	$16,206	$—	$43,157	$—	$164,876	$—

107,671	131,621	46,559	174,914	19,715	99,989	24,293

(44,545)	(115,415)	(46,559)	(131,757)	(19,715)	64,887	(24,293)

916,268	18,692	224,432	294,426	183,833	(58,538)	63,263
448,741	1,362,105	296,883	—	—	—	—

1,365,009	1,380,797	521,315	294,426	183,833	(58,538)	63,263
694,223	(1,446,446)	(277,646)	497,040	(151,580)	(18,140)	26,840

2,059,232	(65,649)	243,669	791,466	32,253	(76,678)	90,103

$2,014,687	$(181,064)	$197,110	$659,709	$12,538	$(11,791)	$65,810

STATEMENT OF ADDITIONAL INFORMATION	B-23

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	AIM V.I. Premier Equity Series I	AIM V.I. Aggressive Growth Series II

Net Assets: Contracts with Anniversary EDBR and LBR–Years 0–4
Contract Value in accumulation period	$10,376	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$10,376	$—
Units Outstanding	1,495	—
Unit Value (accumulation)	$6.94	$—

Net Assets: Contracts with Anniversary EDBR and LBR–Years 5 and beyond
Contract Value in accumulation period	$—	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings Benefit Rider–Years 0–4
Contract Value in accumulation period	$10,911	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$10,911	$—
Units Outstanding	1,159	—
Unit Value (accumulation)	$9.42	$—

Net Assets: Total
Contract Value in accumulation period	$2,318,866	$7,706
Contract Value in payout (annuitization) period	76,480	—

Net Assets	$2,395,346	$7,706

FIFO Cost Of Shares In Underlying Fund	$2,137,185	$7,796

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2005 (continued)

	AIM V.I. Premier Equity Series I	AIM V.I. Aggressive Growth Series II

2005 Investment Income
Income:
Reinvested dividends	$21,146	$—
Expenses:
Mortality expense risk and administrative charges	48,596	4

Net investment income/(expense)	(27,450)	(4)

2005 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(59,077)	—
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(59,077)	—
Net change in unrealized appreciation/(depreciation) of investments	177,774	(86)

Net realized and unrealized gain/(loss) from investments	118,697	(86)

2005 Net Increase/(Decrease) in Net Assets Resulting from Operations	$91,247	$(90)

See notes to financial statements.

B-24	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
AIM V.I. Basic Value Series II	AIM V.I. Government Securities Series II	AIM V.I. Growth Fund Series II	AIM V.I. Mid Cap Core Equity Series II	AIM V.I. Premier Equity Series II	Alger American Leveraged AllCap Class O	Alger American Leveraged AllCap Class S

$—	$—	$—	$—	$—	$1,651	$—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$1,651	$—
—	—	—	—	—	250	—
$—	$—	$—	$—	$—	$6.60	$—

$—	$—	$—	$—	$—	$7,666	$—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$7,666	$—
—	—	—	—	—	1,155	—
$—	$—	$—	$—	$—	$6.64	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—

$7,535	$6,785	$11,649	$62,177	$—	$1,816,879	$2,654
—	—	—	—	—	106,394	—

$7,535	$6,785	$11,649	$62,177	$—	$1,923,273	$2,654

$7,414	$6,961	$11,195	$62,364	$—	$1,666,204	$2,660

Investment Divisions
AIM V.I. Basic Value Series II	AIM V.I. Government Securities Series II	AIM V.I. Growth Fund Series II	AIM V.I. Mid Cap Core Equity Series II	AIM V.I. Premier Equity Series II	Alger American Leveraged AllCap Class O	Alger American Leveraged AllCap Class S

$—	$188	$—	$62	$—	$—	$—

33	29	93	260	—	37,134	95

(33)	159	(93)	(198)	—	(37,134)	(95)

—	—	26	18	—	380,459	1,997
63	—	—	671	—	—	—

63	—	26	689	—	380,459	1,997
155	(147)	547	73	—	(110,999)	89

218	(147)	573	762	—	269,460	2,086

$185	$12	$480	$564	$—	$232,326	$1,991

STATEMENT OF ADDITIONAL INFORMATION	B-25

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	Alliance Bernstein Growth & Income Class B	Alliance Bernstein Large Cap Growth Class B

Net Assets: Contracts with Anniversary EDBR and LBR–Years 0–4
Contract Value in accumulation period	$146,816	$1,674
Contracts in Payout (annuitization) period	—	—

Net Assets	$146,816	$1,674
Units Outstanding	12,880	149
Unit Value (accumulation)	$11.40	$11.27

Net Assets: Contracts with Anniversary EDBR and LBR–Years 5 and beyond
Contract Value in accumulation period	$—	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings Benefit Rider–Years 0–4
Contract Value in accumulation period	$1,063	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$1,063	$—
Units Outstanding	94	—
Unit Value (accumulation)	$11.29	$—

Net Assets: Total
Contract Value in accumulation period	$3,328,916	$770,507
Contract Value in payout (annuitization) period	12,134	—

Net Assets	$3,341,050	$770,507

FIFO Cost Of Shares In Underlying Fund	$3,164,621	$781,427

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2005 (continued)

	Alliance Bernstein Growth & Income Class B	Alliance Bernstein Large Cap Growth Class B

2005 Investment Income
Income:
Reinvested dividends	$52,953	$—
Expenses:
Mortality expense risk and administrative charges	66,549	9,390

Net investment income/(expense)	(13,596)	(9,390)

2005 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	369,858	99,287
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	369,858	99,287
Net change in unrealized appreciation/(depreciation) of investments	(243,008)	(33,774)

Net realized and unrealized gain/(loss) from investments	126,850	65,513

2005 Net Increase/(Decrease) in Net Assets Resulting from Operations	$113,254	$56,123

See notes to financial statements.

B-26	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Alliance Bernstein Global Technology Class B	Alliance Bernstein Value Class B	Alliance Bernstein Real Estate Investment Class B	American Century VP Capital Appreciation Class 1	Davis Financial	Davis Real Estate	Davis Value

$—	$65,458	$—	$19,279	$—	$—	$—
—	—	—	—	—	—	—

$—	$65,458	$—	$19,279	$—	$—	$—
—	5,404	—	2,836	—	—	—
$—	$12.11	$—	$6.80	$—	$—	$—

$—	$—	$—	$19,675	$—	$—	$—
—	—	—	—	—	—	—

$—	$—	$—	$19,675	$—	$—	$—
—	—	—	2,879	—	—	—
$—	$—	$—	$6.83	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—

$205,511	$3,157,112	$88,678	$3,279,156	$20,523	$243,331	$112,356
48,441	16,311	—	7	—	—	—

$253,952	$3,173,423	$88,678	$3,279,163	$20,523	$243,331	$112,356

$238,876	$2,853,061	$85,074	$3,010,837	$18,672	$245,353	$107,570

Investment Divisions
Alliance Bernstein Global Technology Class B	Alliance Bernstein Value Class B	Alliance Bernstein Real Estate Investment Class B	American Century VP Capital Appreciation Class 1	Davis Financial	Davis Real Estate	Davis Value

$—	$37,843	$1	$—	$97	$3,924	$1,080

6,030	59,417	673	35,412	279	1,699	842

(6,030)	(21,574)	(672)	(35,412)	(182)	2,225	238

33,306	226,574	(161)	286,837	327	48	278
—	53,178	3	—	—	14,267	—

33,306	279,752	(158)	286,837	327	14,315	278
(34,437)	(152,063)	4,277	89,070	2,129	(323)	5,628

(1,131)	127,689	4,119	375,907	2,456	13,992	5,906

$(7,161)	$106,115	$3,447	$340,495	$2,274	$16,217	$6,144

STATEMENT OF ADDITIONAL INFORMATION	B-27

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2

Net Assets: Contracts with Anniversary EDBR and LBR–Years 0–4
Contract Value in accumulation period	$18,633	$120,802
Contracts in Payout (annuitization) period	—	—

Net Assets	$18,633	$120,802
Units Outstanding	1,876	10,557
Unit Value (accumulation)	$9.93	$11.44

Net Assets: Contracts with Anniversary EDBR and LBR—Years 5 and beyond
Contract Value in accumulation period	$—	$7,969
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$7,969
Units Outstanding	—	693
Unit Value (accumulation)	$—	$11.50

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings Benefit Rider–Years 0–4
Contract Value in accumulation period	$—	$4,694
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$4,694
Units Outstanding	—	337
Unit Value (accumulation)	$—	$13.93

Net Assets: Total
Contract Value in accumulation period	$3,982,623	$13,922,165
Contract Value in payout (annuitization) period	14,606	244,285

Net Assets	$3,997,229	$14,166,450

FIFO Cost Of Shares In Underlying Fund	$3,648,140	$11,212,620

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2005 (continued)

	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2

2005 Investment Income
Income:
Reinvested dividends	$105,514	$14,277
Expenses:
Mortality expense risk and administrative charges	75,053	222,497

Net investment income/(expense)	30,461	(208,220)

2005 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	150,469	1,260,762
Reinvested realized gain distributions	3,150	2,040

Net realized gain/(loss) on investments	153,619	1,262,802
Net change in unrealized appreciation/(depreciation) of investments	(45,777)	676,094

Net realized and unrealized gain/(loss) from investments	107,842	1,938,896

2005 Net Increase/(Decrease) in Net Assets Resulting from Operations	$138,303	$1,730,676

See notes to financial statements.

B-28	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Service Class 2	Fidelity VIP Mid Cap Service Class 2	Franklin Rising Dividends Securities Class 2	Franklin Small Cap Value Securities Class 2	Templeton Growth Securities Class 2

$106,307	$8,510	$—	$379,366	$—	$—	$64,978
—	—	—	—	—	—	—

$106,307	$8,510	$—	$379,366	$—	$—	$64,978
9,666	1,313	—	23,241	—	—	5,275
$11.00	$6.48	$—	$16.32	$—	$—	$12.32

$22,595	$15,893	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

$22,595	$15,893	$—	$—	$—	$—	$—
2,043	2,439	—	—	—	—	—
$11.06	$6.52	$—	$—	$—	$—	$—

$4,036	$—	$—	$530	$—	$—	$4,253
—	—	—	—	—	—	—

$4,036	$—	$—	$530	$—	$—	$4,253
358	—	—	33	—	—	348
$11.28	$—	$—	$16.17	$—	$—	$12.20

$10,248,823	$2,459,772	$90,336	$11,436,364	$62,317	$88,387	$3,098,524
47,701	86,017	—	768,506	—	—	—

$10,296,524	$2,545,789	$90,336	$12,204,870	$62,317	$88,387	$3,098,524

$8,514,463	$2,280,333	$90,229	$9,742,444	$60,363	$84,966	$2,783,562

Investment Divisions
Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Service Class 2	Fidelity VIP Mid Cap Service Class 2	Franklin Rising Dividends Securities Class 2	Franklin Small Cap Value Securities Class 2	Templeton Growth Securities Class 2

$176,964	$9,559	$—	$—	$83	$344	$39,903

202,550	52,947	595	184,553	485	778	58,793

(25,586)	(43,388)	(595)	(184,553)	(402)	(434)	(18,890)

292,070	209,670	7	881,565	(71)	85	206,829
437,495	—	—	144,675	56	278	—

729,565	209,670	7	1,026,240	(15)	363	206,829
(322,708)	(74,389)	703	726,145	2,439	4,199	15,771

406,857	135,281	710	1,752,385	2,424	4,562	222,600

$381,271	$91,893	$115	$1,567,832	$2,022	$4,128	$203,710

STATEMENT OF ADDITIONAL INFORMATION	B-29

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	Janus Aspen Forty Service Shares	Janus Aspen Flexible Bond Service Shares

Net Assets: Contracts with Anniversary EDBR and LBR–Years 0–4
Contract Value in accumulation period	$49,667	$49,222
Contracts in Payout (annuitization) period	—	—

Net Assets	$49,667	$49,222
Units Outstanding	6,345	4,051
Unit Value (accumulation)	$7.83	$12.15

Net Assets: Contracts with Anniversary EDBR and LBR–Years 5 and beyond
Contract Value in accumulation period	$8,587	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$8,587	$—
Units Outstanding	1,091	—
Unit Value (accumulation)	$7.87	$—

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings Benefit Rider–Years 0–4
Contract Value in accumulation period	$—	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Total
Contract Value in accumulation period	$4,601,462	$3,669,463
Contract Value in payout (annuitization) period	6,872	53,949

Net Assets	$4,608,334	$3,723,412

FIFO Cost Of Shares In Underlying Fund	$3,410,071	$4,089,628

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2005 (continued)

	Janus Aspen Forty Service Shares	Janus Aspen Flexible Bond Service Shares

2005 Investment Income
Income:
Reinvested dividends	$337	$192,653
Expenses:
Mortality expense risk and administrative charges	74,482	68,047

Net investment income/(expense)	(74,145)	124,606

2005 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	105,254	(21,573)
Reinvested realized gain distributions	—	108,371

Net realized gain/(loss) on investments	105,254	86,798
Net change in unrealized appreciation/(depreciation) of investments	377,984	(216,265)

Net realized and unrealized gain/(loss) from investments	483,238	(129,467)

2005 Net Increase/(Decrease) in Net Assets Resulting from Operations	$409,093	$(4,861)

See notes to financial statements.

B-30	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Janus Aspen Growth and Income Service Shares	Janus Aspen Mid Cap Growth Service Shares	Janus Aspen Worldwide Growth Service Shares	MFS Research Bond Service Class	MFS Capital Opportunities Service Class	MFS Emerging Growth Service Class	MFS Investors Trust Service Class

$33,788	$—	$273,902	$—	$5,072	$5,345	$60,586
—	—	—	—	—	—	—

$33,788	$—	$273,902	$—	$5,072	$5,345	$60,586
4,032	—	45,496	—	827	1,022	7,280
$8.38	$—	$6.02	$—	$6.14	$5.23	$8.32

$19,032	$—	$18,061	$—	$—	$24,309	$—
—	—	—	—	—	—	—

$19,032	$—	$18,061	$—	$—	$24,309	$—
2,259	—	2,984	—	—	4,624	—
$8.42	$—	$6.05	$—	$—	$5.26	$—

$—	$—	$—	$—	$4,873	$—	$—
—	—	—	—	—	—	—

$—	$—	$—	$—	$4,873	$—	$—
—	—	—	—	510	—	—
$—	$—	$—	$—	$9.56	$—	$—

$2,178,236	$1,425,408	$2,620,652	$44,566	$1,020,920	$1,176,679	$1,737,203
44,748	—	3,477	—	57,539	—	7,374

$2,222,984	$1,425,408	$2,624,129	$44,566	$1,078,459	$1,176,679	$1,744,577

$1,858,907	$1,318,427	$2,471,153	$44,669	$848,543	$990,805	$1,322,080

Investment Divisions
Janus Aspen Growth and Income Service Shares	Janus Aspen Mid Cap Growth Service Shares	Janus Aspen Worldwide Growth Service Shares	MFS Research Bond Service Class	MFS Capital Opportunities Service Class	MFS Emerging Growth Service Class	MFS Investors Trust Service Class

$6,292	$—	$34,230	$—	$6,773	$—	$6,122

32,231	30,951	55,971	408	21,805	23,793	35,632

(25,939)	(30,951)	(21,741)	(408)	(15,032)	(23,793)	(29,510)

58,020	355,866	205,696	—	16,145	47,723	56,907
—	—	—	—	—	—	—

58,020	355,866	205,696	—	16,145	47,723	56,907
116,943	(226,933)	(83,836)	305	(16,125)	52,663	57,065

174,963	128,933	121,860	305	20	100,386	113,972

$149,024	$97,982	$100,119	$(103)	$(15,012)	$76,593	$84,462

STATEMENT OF ADDITIONAL INFORMATION	B-31

The Guardian Separate Account F

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005 (continued)

	MFS New Discovery Service Class	MFS Strategic Income Service Class

Net Assets: Contracts with Anniversary EDBR and LBR–Years 0–4
Contract Value in accumulation period	$23,061	$22,783
Contracts in Payout (annuitization) period	—	—

Net Assets	$23,061	$22,783
Units Outstanding	2,874	1,809
Unit Value (accumulation)	$8.02	$12.59

Net Assets: Contracts with Anniversary EDBR and LBR–Years 5 and beyond
Contract Value in accumulation period	$—	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Contracts with Anniversary EDBR, LBR and Earnings Benefit Rider–Years 0–4
Contract Value in accumulation period	$—	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	$—

Net Assets: Total
Contract Value in accumulation period	$2,521,659	$1,977,031
Contract Value in payout (annuitization) period	280,989	—

Net Assets	$2,802,648	$1,977,031

FIFO Cost Of Shares In Underlying Fund	$2,613,225	$2,008,386

The Guardian Separate Account F

STATEMENT OF OPERATIONS

Year Ended December 31, 2005 (continued)

	MFS New Discovery Service Class	MFS Strategic Income Service Class

2005 Investment Income
Income:
Reinvested dividends	$—	$137,620
Expenses:
Mortality expense risk and administrative charges	54,035	35,914

Net investment income/(expense)	(54,035)	101,706

2005 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	252,081	9,817
Reinvested realized gain distributions	—	7,498

Net realized gain/(loss) on investments	252,081	17,315
Net change in unrealized appreciation/(depreciation) of investments	(140,023)	(120,738)

Net realized and unrealized gain/(loss) from investments	112,058	(103,423)

2005 Net Increase/(Decrease) in Net Assets Resulting from Operations	$58,023	$(1,717)

See notes to financial statements.

B-32	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
MFS Total Return Series Service Class	Prudential Jennison Class II	Van Kampen Life Investment Trust Government Class II	Van Kampen Life Investment Trust Growth & Income Class II

$—	$4,054	$65,609	$85,699
—	—	—	—

$—	$4,054	$65,609	$85,699
—	603	6,114	7,017
$—	$6.73	$10.73	$12.21

$—	$—	$—	$—
—	—	—	—

$—	$—	$—	$—
—	—	—	—
$—	$—	$—	$—

$—	$—	$—	$—
—	—	—	—

$—	$—	$—	$—
—	—	—	—
$—	$—	$—	$—

$129,571	$882,902	$3,225,974	$3,562,823
—	—	24,493	7,321

$129,571	$882,902	$3,250,467	$3,570,144

$129,609	$668,958	$3,233,205	$3,211,569

Investment Divisions
MFS Total Return Series Service Class	Prudential Jennison Class II	Van Kampen Life Investment Trust Government Class II	Van Kampen Life Investment Trust Growth & Income Class II

$270	$—	$119,074	$23,626

782	17,693	59,536	60,986

(512)	(17,693)	59,538	(37,360)

(432)	50,200	(5,575)	159,557
580	—	—	66,712

148	50,200	(5,575)	226,269
744	76,476	(9,844)	70,790

892	126,676	(15,419)	297,059

$380	$108,983	$44,119	$259,699

STATEMENT OF ADDITIONAL INFORMATION	B-33

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2004 and 2005

	Guardian Stock	Guardian VC 500 Index

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(4,437)	$(17,999)
Net realized gain/(loss) from sale of investments	(296,714)	467,772
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	653,025	168,882

Net increase/(decrease) resulting from operations	351,874	618,655

2004 Contract Transactions
Net contract purchase payments	723,430	891,308
Transfers between investment divisions	(1,615,812)	3,686,376
Transfers on account of death	(20,059)	(46,767)
Transfers of annuity benefits, surrenders and partial withdrawals	(901,665)	(1,273,347)
Transfers of investment credits	17,460	22,705
Contract fees	(5,777)	(3,980)
Transfers–other	1,625	(886)

Net increase/(decrease) from contract transactions	(1,800,798)	3,275,409

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,448,924)	3,894,064
Net Assets at December 31, 2003	10,518,833	6,478,755

Net Assets at December 31, 2004	$9,069,909	$10,372,819

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$(46,311)	$(25,647)
Net realized gain/(loss) from sale of investments	(45,242)	636,948
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	210,153	(495,195)

Net increase/(decrease) resulting from operations	118,600	116,106

2005 Contract Transactions
Net contract purchase payments	180,873	468,280
Transfers between investment divisions	(770,309)	(3,292,512)
Transfers on account of death	(16,414)	(37,970)
Transfers of annuity benefits, surrenders and partial withdrawals	(1,638,293)	(1,229,936)
Transfers of investment credits	1,481	9,810
Contract fees	(5,003)	(2,759)
Transfers–other	17	420

Net increase/(decrease) from contract transactions	(2,247,648)	(4,084,667)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(2,129,048)	(3,968,561)
Net Assets at December 31, 2004	9,069,909	10,372,819

Net Assets at December 31, 2005	$6,940,861	$6,404,258

See notes to financial statements.

B-34	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Guardian VC Asset Allocation	Guardian VC High Yield Bond	Guardian VC Low Duration Bond	Guardian UBS VC Large Cap Value	Guardian UBS VC Small Cap Value	Guardian Bond	Guardian Cash

$(19,015)	$220,421	$2,593	$(9,579)	$(30,660)	$438,600	$(158,104)
(14,384)	101,978	2,339	111,267	100,363	(81,945)	—
—	—	—	122,560	229,800	187,027	—
252,455	(16,027)	(17,549)	(10,960)	(22,360)	(175,965)	—

219,056	306,372	(12,617)	213,288	277,143	367,717	(158,104)

201,306	750,727	708,093	417,159	531,212	2,041,722	10,233,647
193,800	1,021,388	1,442,630	493,390	690,448	(205,968)	(8,237,358)
(20,707)	(111,776)	—	—	—	(192,863)	(499,469)
(318,428)	(1,697,365)	(648,609)	(91,082)	(96,577)	(2,945,240)	(7,719,511)
5,329	21,388	18,676	11,703	15,529	53,972	289,355
(1,678)	(1,918)	(353)	(576)	(600)	(9,409)	(8,975)
(283)	61	20	(42)	(635)	2,980	2,304

59,339	(17,495)	1,520,457	830,552	1,139,377	(1,254,806)	(5,940,007)

—	—	—	—	—	—	(434)

278,395	288,877	1,507,840	1,043,840	1,416,520	(887,089)	(6,098,545)
2,525,183	4,532,290	609,194	1,012,069	1,494,088	19,196,944	17,836,683

$2,803,578	$4,821,167	$2,117,034	$2,055,909	$2,910,608	$18,309,855	$11,738,138

$(28,479)	$221,819	$23,979	$(5,450)	$(45,315)	$317,437	$94,463
87,322	24,958	(8,238)	80,805	102,078	(369,415)	—
—	—	—	184,913	272,869	105,352	—
(5,558)	(177,120)	(26,966)	(144,101)	(241,877)	19,454	—

53,285	69,657	(11,225)	116,167	87,755	72,828	94,463

95,393	658,456	175,156	273,334	267,823	1,426,189	2,843,288
(51,975)	(410,160)	74,697	(855,492)	(557,719)	(867,222)	684,717
(11,436)	(38,292)	(28,334)	(20,411)	(844)	(180,783)	(63,854)
(602,191)	(433,483)	(195,699)	(386,462)	(208,781)	(4,463,696)	(7,177,985)
2,227	17,401	4,509	7,133	5,647	37,308	72,713
(1,941)	(2,037)	(700)	(948)	(1,065)	(9,034)	(8,536)
(120)	(130)	49	(410)	(663)	1,522	77

(570,043)	(208,245)	29,678	(983,256)	(495,602)	(4,055,716)	(3,649,580)

—	—	—	—	—	—	(64)

(516,758)	(138,588)	18,453	(867,089)	(407,847)	(3,982,888)	(3,555,181)
2,803,578	4,821,167	2,117,034	2,055,909	2,910,608	18,309,855	11,738,138

$2,286,820	$4,682,579	$2,135,487	$1,188,820	$2,502,761	$14,326,967	$8,182,957

STATEMENT OF ADDITIONAL INFORMATION	B-35

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2004 and 2005 (continued)

	Gabelli Capital Asset	Baillie Gifford International Growth

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$(50,277)
Net realized gain/(loss) from sale of investments	—	339,962
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	116,046

Net increase/(decrease) resulting from operations	—	405,731

2004 Contract Transactions
Net contract purchase payments	—	506,902
Transfers between investment divisions	—	(569,592)
Transfers on account of death	—	(56,105)
Transfers of annuity benefits, surrenders and partial withdrawals	—	(164,256)
Transfers of investment credits	—	14,744
Contract fees	—	(1,070)
Transfers–other	—	94

Net increase/(decrease) from contract transactions	—	(269,283)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	136,448
Net Assets at December 31, 2003	—	2,963,423

Net Assets at December 31, 2004	$—	$3,099,871

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$(945)	$(16,407)
Net realized gain/(loss) from sale of investments	(292)	567,023
Reinvested realized gain distributions	9,667	—
Net change in unrealized appreciation/(depreciation) of investments	(9,311)	53,422

Net increase/(decrease) resulting from operations	(881)	604,038

2005 Contract Transactions
Net contract purchase payments	199,220	532,928
Transfers between investment divisions	(55,847)	1,550,070
Transfers on account of death	—	—
Transfers of annuity benefits, surrenders and partial withdrawals	(30)	(460,029)
Transfers of investment credits	5,977	14,911
Contract fees	—	(1,594)
Transfers–other	(7)	(1,094)

Net increase/(decrease) from contract transactions	149,313	1,635,192

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	148,432	2,239,230
Net Assets at December 31, 2004	—	3,099,871

Net Assets at December 31, 2005	$148,432	$5,339,101

See notes to financial statements.

B-36	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Baillie Gifford Emerging Markets	Guardian Small Cap Stock	Value Line Centurion	Value Line Strategic Asset Management	AIM V.I. Aggressive Growth Series I	AIM V.I. Government Securities Series I	AIM V.I. Growth Series I

$(71,154)	$(137,227)	$(47,787)	$(146,812)	$(26,675)	$107,312	$(29,358)
548,267	491,136	43,030	84,174	123,285	(28,765)	(28,404)
96,372	1,369,661	—	—	—	—	—
239,700	(809,370)	237,864	978,300	47,487	(42,559)	137,760

813,185	914,200	233,107	915,662	144,097	35,988	79,998

624,510	796,647	225,857	723,183	152,506	507,943	155,838
(698,950)	489,297	8,264	73,606	160,962	(412,666)	(260,631)
(31,135)	(47,718)	—	(144,597)	(38,939)	(38,303)	(4,476)
(1,285,058)	(437,561)	(131,413)	(625,930)	(131,083)	(1,438,902)	(255,512)
16,308	20,105	6,005	17,865	3,355	12,986	4,019
(1,564)	(3,013)	(920)	(6,454)	(1,462)	(3,873)	(1,109)
(1,552)	(365)	(32)	(404)	(552)	(105)	147

(1,377,441)	817,392	107,761	37,269	144,787	(1,372,920)	(361,724)

—	—	—	—	—	—	—

(564,256)	1,731,592	340,868	952,931	288,884	(1,336,932)	(281,726)
5,288,903	6,766,373	2,344,204	9,023,643	1,403,673	7,439,729	1,684,885

$4,724,647	$8,497,965	$2,685,072	$9,976,574	$1,692,557	$6,102,797	$1,403,159

$(44,545)	$(115,415)	$(46,559)	$(131,757)	$(19,715)	$64,887	$(24,293)
916,268	18,692	224,432	294,426	183,833	(58,538)	63,263
448,741	1,362,105	296,883	—	—	—	—
694,223	(1,446,446)	(277,646)	497,040	(151,580)	(18,140)	26,840

2,014,687	(181,064)	197,110	659,709	12,538	(11,791)	65,810

402,393	373,659	89,007	550,400	29,908	63,150	12,462
2,114,067	(768,416)	(265,385)	(238,129)	(391,368)	(130,270)	(81,812)
(959)	—	—	(22,292)	(23,372)	(21,932)	—
(993,962)	(749,314)	(274,815)	(1,410,252)	(350,934)	(991,880)	(105,880)
9,191	8,236	1,599	12,812	261	363	29
(2,288)	(2,938)	(1,083)	(6,655)	(1,292)	(3,456)	(865)
561	(1,672)	(214)	(699)	12	71	(111)

1,529,003	(1,140,445)	(450,891)	(1,114,815)	(736,785)	(1,083,954)	(176,177)

—	—	—	—	—	—	—

3,543,690	(1,321,509)	(253,781)	(455,106)	(724,247)	(1,095,745)	(110,367)
4,724,647	8,497,965	2,685,072	9,976,574	1,692,557	6,102,797	1,403,159

$8,268,337	$7,176,456	$2,431,291	$9,521,468	$968,310	$5,007,052	$1,292,792

STATEMENT OF ADDITIONAL INFORMATION	B-37

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2004 and 2005 (continued)

	AIM V.I. Premier Equity Series I	AIM V.I. Aggressive Growth Series II

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(45,000)	$—
Net realized gain/(loss) from sale of investments	(109,987)	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	259,730	—

Net increase/(decrease) resulting from operations	104,743	—

2004 Contract Transactions
Net contract purchase payments	148,778	—
Transfers between investment divisions	(163,999)	—
Transfers on account of death	(11,648)	—
Transfers of annuity benefits, surrenders and partial withdrawals	(280,195)	—
Transfers of investment credits	2,754	—
Contract fees	(2,647)	—
Transfers–other	(186)	—

Net increase/(decrease) from contract transactions	(307,143)	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(202,400)	—
Net Assets at December 31, 2003	3,298,357	—

Net Assets at December 31, 2004	$3,095,957	$—

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$(27,450)	$(4)
Net realized gain/(loss) from sale of investments	(59,077)	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	177,774	(86)

Net increase/(decrease) resulting from operations	91,247	(90)

2005 Contract Transactions
Net contract purchase payments	75,721	288
Transfers between investment divisions	(382,949)	7,499
Transfers on account of death	—	—
Transfers of annuity benefits, surrenders and partial withdrawals	(482,356)	—
Transfers of investment credits	82	9
Contract fees	(2,370)	—
Transfers–other	14	—

Net increase/(decrease) from contract transactions	(791,858)	7,796

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(700,611)	7,706
Net Assets at December 31, 2004	3,095,957	—

Net Assets at December 31, 2005	$2,395,346	$7,706

See notes to financial statements.

B-38	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
AIM V.I. Basic Value Series II	AIM V.I. Government Securities Series II	AIM V.I. Growth Fund Series II	AIM V.I. Mid Cap Core Equity Series II	AIM V.I. Premier Equity Series II	Alger American Leveraged AllCap Class O	Alger American Leveraged AllCap Class S

$—	$—	$—	$—	$—	$(44,108)	$—
—	—	—	—	—	(7,985)	—
—	—	—	—	—	—	—
—	—	—	—	—	190,406	—

—	—	—	—	—	138,313	—

—	—	—	—	—	129,418	—
—	—	—	—	—	38,628	—
—	—	—	—	—	(41,489)	—
—	—	—	—	—	(193,433)	—
—	—	—	—	—	3,107	—
—	—	—	—	—	(1,382)	—
—	—	—	—	—	317	—

—	—	—	—	—	(64,834)	—

—	—	—	—	—	—	—

—	—	—	—	—	73,479	—
—	—	—	—	—	2,351,639	—

$—	$—	$—	$—	$—	$2,425,118	$—

$(33)	$159	$(93)	$(198)	$—	$(37,134)	$(95)
—	—	26	18	—	380,459	1,997
63	—	—	671	—	—	—
155	(147)	547	73	—	(110,999)	89

185	12	480	564	—	232,326	1,991

7,136	6,933	11,106	24,297	—	26,537	2,436
—	—	(270)	41,343	—	(406,508)	(1,281)
—	—	—	—	—	(5,436)	—
—	(368)	—	(4,756)	—	(348,189)	(565)
214	208	333	729	—	121	73
—	—	—	—	—	(506)	—
—	—	—	—	—	(190)	—

7,350	6,773	11,169	61,613	—	(734,171)	663

—	—	—	—	—	—	—

7,535	6,785	11,649	62,177	—	(501,845)	2,654
—	—	—	—	—	2,425,118	—

$7,535	$6,785	$11,649	$62,177	$—	$1,923,273	$2,654

STATEMENT OF ADDITIONAL INFORMATION	B-39

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2004 and 2005 (continued)

	Alliance Bernstein Growth & Income Class B	Alliance Bernstein Large Cap Growth Class B

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(33,818)	$(5,398)
Net realized gain/(loss) from sale of investments	135,267	16,270
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	153,708	7,571

Net increase/(decrease) resulting from operations	255,157	18,443

2004 Contract Transactions
Net contract purchase payments	371,044	62,337
Transfers between investment divisions	198,271	12,163
Transfers on account of death	—	—
Transfers of annuity benefits, surrenders and partial withdrawals	(170,480)	(55,838)
Transfers of investment credits	10,472	1,826
Contract fees	(634)	(88)
Transfers–other	137	21

Net increase/(decrease) from contract transactions	408,810	20,421

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	663,967	38,864
Net Assets at December 31, 2003	2,603,801	246,636

Net Assets at December 31, 2004	$3,267,768	$285,500

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$(13,596)	$(9,390)
Net realized gain/(loss) from sale of investments	369,858	99,287
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(243,008)	(33,774)

Net increase/(decrease) resulting from operations	113,254	56,123

2005 Contract Transactions
Net contract purchase payments	220,834	121,970
Transfers between investment divisions	93,231	413,784
Transfers on account of death	—	—
Transfers of annuity benefits, surrenders and partial withdrawals	(357,636)	(109,437)
Transfers of investment credits	4,772	3,529
Contract fees	(1,008)	(243)
Transfers–other	(165)	(719)

Net increase/(decrease) from contract transactions	(39,972)	428,884

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	73,282	485,007
Net Assets at December 31, 2004	3,267,768	285,500

Net Assets at December 31, 2005	$3,341,050	$770,507

See notes to financial statements.

B-40	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Alliance Bernstein Global Technology Class B	Alliance Bernstein Value Class B	Alliance Bernstein Real Estate Investment Class B	American Century VP Capital Appreciation Class 1	Davis Financial	Davis Real Estate	Davis Value

$(9,465)	$(27,994)	$—	$(24,069)	$—	$—	$—
112,790	231,669	—	(20,545)	—	—	—
—	—	—	—	—	—	—
(97,969)	115,810	—	98,926	—	—	—

5,356	319,485	—	54,312	—	—	—

99,371	384,091	—	184,192	—	—	—
(410,338)	916,935	—	(136,738)	—	—	—
—	(7,363)	—	(14,852)	—	—	—
(67,689)	(130,733)	—	(128,153)	—	—	—
2,791	10,429	—	5,081	—	—	—
(217)	(896)	—	(690)	—	—	—
(480)	(392)	—	2,369	—	—	—

(376,562)	1,172,071	—	(88,791)	—	—	—

—	—	—	—	—	—	—

(371,206)	1,491,556	—	(34,479)	—	—	—
795,465	1,935,828	—	1,235,274	—	—	—

$424,259	$3,427,384	$—	$1,200,795	$—	$—	$—

$(6,030)	$(21,574)	$(672)	$(35,412)	$(182)	$2,225	$238
33,306	226,574	(161)	286,837	327	48	278
—	53,178	3	—	—	14,267	—
(34,437)	(152,063)	4,277	89,070	2,129	(323)	5,628

(7,161)	106,115	3,447	340,495	2,274	16,217	6,144

29,812	151,401	81,593	146,067	27,967	219,757	105,550
167,830	(249,022)	1,539	1,898,579	(10,557)	2,120	(2,321)
—	—	—	(21,169)	—	—	—
(361,355)	(265,200)	—	(287,406)	—	(1,037)	(183)
688	3,554	2,448	2,888	839	6,593	3,166
(121)	(1,055)	—	(1,369)	—	(2)	—
—	246	(349)	283	—	(317)	—

(163,146)	(360,076)	85,231	1,737,873	18,249	227,114	106,212

—	—	—	—	—	—	—

(170,307)	(253,961)	88,678	2,078,368	20,523	243,331	112,356
424,259	3,427,384	—	1,200,795	—	—	—

$253,952	$3,173,423	$88,678	$3,279,163	$20,523	$243,331	$112,356

STATEMENT OF ADDITIONAL INFORMATION	B-41

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2004 and 2005 (continued)

	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,659)	$(157,806)
Net realized gain/(loss) from sale of investments	65,748	307,429
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	80,368	1,027,244

Net increase/(decrease) resulting from operations	144,457	1,176,867

2004 Contract Transactions
Net contract purchase payments	571,795	869,467
Transfers between investment divisions	(43,838)	1,984,532
Transfers on account of death	(10,135)	(61,408)
Transfers of annuity benefits, surrenders and partial withdrawals	(445,687)	(1,116,271)
Transfers of investment credits	15,937	22,677
Contract fees	(2,685)	(4,731)
Transfers–other	151	(38)

Net increase/(decrease) from contract transactions	85,538	1,694,228

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	229,995	2,871,095
Net Assets at December 31, 2003	4,218,824	7,774,132

Net Assets at December 31, 2004	$4,448,819	$10,645,227

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$30,461	$(208,220)
Net realized gain/(loss) from sale of investments	150,469	1,260,762
Reinvested realized gain distributions	3,150	2,040
Net change in unrealized appreciation/(depreciation) of investments	(45,777)	676,094

Net increase/(decrease) resulting from operations	138,303	1,730,676

2005 Contract Transactions
Net contract purchase payments	158,651	800,684
Transfers between investment divisions	(48,147)	2,697,821
Transfers on account of death	(267)	(36,737)
Transfers of annuity benefits, surrenders and partial withdrawals	(700,519)	(1,685,227)
Transfers of investment credits	3,668	17,775
Contract fees	(2,928)	(3,918)
Transfers–other	(351)	149

Net increase/(decrease) from contract transactions	(589,893)	1,790,547

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(451,590)	3,521,223
Net Assets at December 31, 2004	4,448,819	10,645,227

Net Assets at December 31, 2005	$3,997,229	$14,166,450

See notes to financial statements.

B-42	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Service Class 2	Fidelity VIP Mid Cap Service Class 2	Franklin Rising Dividends Securities Class 2	Franklin Small Cap Value Securities Class 2	Templeton Growth Securities Class 2

$(49,714)	$(60,589)	$—	$(116,538)	$—	$—	$(14,501)
109,338	(64,449)	—	433,992	—	—	48,647
42,043	—	—	—	—	—	—
905,715	162,962	—	1,006,421	—	—	263,043

1,007,382	37,924	—	1,323,875	—	—	297,189

952,809	280,146	—	1,025,337	—	—	417,696
(96,406)	132,321	—	2,345,982	—	—	1,512,591
(126,971)	(50,203)	—	—	—	—	—
(824,948)	(208,096)	—	(494,921)	—	—	(189,825)
25,345	6,290	—	28,490	—	—	12,197
(5,275)	(2,358)	—	(1,820)	—	—	(757)
(165)	(142)	—	(3,192)	—	—	248

(75,611)	157,958	—	2,899,876	—	—	1,752,150

—	—	—	—	—	—	—

931,771	195,882	—	4,223,751	—	—	2,049,339
11,019,547	3,383,095	—	4,074,493	—	—	877,740

$11,951,318	$3,578,977	$—	$8,298,244	$—	$—	$2,927,079

$(25,586)	$(43,388)	$(595)	$(184,553)	$(402)	$(434)	$(18,890)
292,070	209,670	7	881,565	(71)	85	206,829
437,495	—	—	144,675	56	278	—
(322,708)	(74,389)	703	726,145	2,439	4,199	15,771

381,271	91,893	115	1,567,832	2,022	4,128	203,710

513,664	99,942	83,895	664,189	46,334	67,289	171,659
(648,354)	(434,475)	5,973	2,578,687	12,876	20,780	235,199
(86,822)	(10,303)	—	(22,866)	—	—	—
(1,824,528)	(780,224)	(2,146)	(891,637)	(294)	(5,829)	(441,272)
9,946	592	2,517	15,612	1,390	2,019	3,354
(64)	(744)	—	(3,816)	—	—	(1,310)
93	131	(18)	(1,375)	(11)	—	105

(2,036,065)	(1,125,081)	90,221	2,338,794	60,295	84,259	(32,265)

—	—	—	—	—	—	—

(1,654,794)	(1,033,188)	90,336	3,906,626	62,317	88,387	171,445
11,951,318	3,578,977	—	8,298,244	—	—	2,927,079

$10,296,524	$2,545,789	$90,336	$12,204,870	$62,317	$88,387	$3,098,524

STATEMENT OF ADDITIONAL INFORMATION	B-43

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2004 and 2005 (continued)

	Janus Aspen Forty Service Shares	Janus Aspen Flexible Bond Service Shares

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(65,580)	$175,005
Net realized gain/(loss) from sale of investments	(32,764)	123,927
Reinvested realized gain distributions	—	33,768
Net change in unrealized appreciation/(depreciation) of investments	629,246	(264,674)

Net increase/(decrease) resulting from operations	530,902	68,026

2004 Contract Transactions
Net contract purchase payments	294,173	322,964
Transfers between investment divisions	34,813	(385,132)
Transfers on account of death	(37,717)	—
Transfers of annuity benefits, surrenders and partial withdrawals	(176,897)	(385,336)
Transfers of investment credits	7,303	7,905
Contract fees	(1,593)	(2,065)
Transfers–other	(333)	456

Net increase/(decrease) from contract transactions	119,749	(441,208)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	650,651	(373,182)
Net Assets at December 31, 2003	3,237,062	4,550,745

Net Assets at December 31, 2004	$3,887,713	$4,177,563

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$(74,145)	$124,606
Net realized gain/(loss) from sale of investments	105,254	(21,573)
Reinvested realized gain distributions	—	108,371
Net change in unrealized appreciation/(depreciation) of investments	377,984	(216,265)

Net increase/(decrease) resulting from operations	409,093	(4,861)

2005 Contract Transactions
Net contract purchase payments	107,198	111,719
Transfers between investment divisions	591,869	(850)
Transfers on account of death	(14,403)	(58,468)
Transfers of annuity benefits, surrenders and partial withdrawals	(374,253)	(500,549)
Transfers of investment credits	559	717
Contract fees	33	(1,894)
Transfers–other	525	35

Net increase/(decrease) from contract transactions	311,528	(449,290)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	720,621	(454,151)
Net Assets at December 31, 2004	3,887,713	4,177,563

Net Assets at December 31, 2005	$4,608,334	$3,723,412

See notes to financial statements.

B-44	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
Janus Aspen Growth and Income Service Shares	Janus Aspen Mid Cap Growth Service Shares	Janus Aspen Worldwide Growth Service Shares	MFS Research Bond Service Class	MFS Capital Opportunities Service Class	MFS Emerging Growth Service Class	MFS Investors Trust Service Class

$(27,411)	$(43,252)	$(38,056)	$—	$(24,643)	$(33,350)	$(29,790)
(23,899)	639,054	(46,233)	—	(16,750)	273,575	(9,095)
—	—	—	—	—	—	—
212,299	(250,209)	40,204	—	171,226	(106,572)	214,673

160,989	345,593	(44,085)	—	129,833	133,653	175,788

125,436	182,632	198,324	—	102,004	167,236	93,397
56,789	(669,263)	27,457	—	(92,605)	(660,993)	(5,750)
(2,249)	—	(16,543)	—	(8,208)	—	(81,838)
(254,964)	(207,206)	(560,836)	—	(49,080)	(245,805)	(179,746)
2,799	3,252	3,791	—	2,046	4,055	2,121
(1,803)	(2,115)	(3,000)	—	(1,152)	(1,424)	(1,388)
(98)	(141)	(540)	—	(57)	(17)	(62)

(74,090)	(692,841)	(351,347)	—	(47,052)	(736,948)	(173,266)

—	—	—	—	—	—	—

86,899	(347,248)	(395,432)	—	82,781	(603,295)	2,522
1,746,667	3,206,449	3,703,213	—	1,356,264	2,182,579	2,111,583

$1,833,566	$2,859,201	$3,307,781	$—	$1,439,045	$1,579,284	$2,114,105

$(25,939)	$(30,951)	$(21,741)	$(408)	$(15,032)	$(23,793)	$(29,510)
58,020	355,866	205,696	—	16,145	47,723	56,907
—	—	—	—	—	—	—
116,943	(226,933)	(83,836)	305	(16,125)	52,663	57,065

149,024	97,982	100,119	(103)	(15,012)	76,593	84,462

77,704	121,490	44,886	42,490	30,331	33,165	37,464
584,526	(1,431,406)	(350,282)	1,273	(22,798)	(311,403)	(57,634)
(38,286)	—	(29,130)	—	—	—	(46,488)
(386,388)	(222,018)	(448,528)	(369)	(352,003)	(200,559)	(386,208)
1,634	2,024	309	1,275	140	772	342
1,036	(1,775)	(1,000)	—	(1,223)	(1,198)	(1,435)
168	(90)	(26)	—	(21)	25	(31)

240,394	(1,531,775)	(783,771)	44,669	(345,574)	(479,198)	(453,990)

—	—	—	—	—	—	—

389,418	(1,433,793)	(683,652)	44,566	(360,586)	(402,605)	(369,528)
1,833,566	2,859,201	3,307,781	—	1,439,045	1,579,284	2,114,105

$2,222,984	$1,425,408	$2,624,129	$44,566	$1,078,459	$1,176,679	$1,744,577

STATEMENT OF ADDITIONAL INFORMATION	B-45

The Guardian Separate Account F

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2004 and 2005 (continued)

	MFS New Discovery Service Class	MFS Strategic Income Service Class

2004 Increase/(Decrease) from Operations
Net investment income/(expense)	$(68,393)	$44,064
Net realized gain/(loss) from sale of investments	123,396	7,191
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	97,395	37,542

Net increase/(decrease) resulting from operations	152,398	88,797

2004 Contract Transactions
Net contract purchase payments	208,363	401,940
Transfers between investment divisions	(115,723)	307,115
Transfers on account of death	(8,268)	(31,193)
Transfers of annuity benefits, surrenders and partial withdrawals	(253,749)	(149,581)
Transfers of investment credits	4,978	11,467
Contract fees	(1,463)	(600)
Transfers–other	(697)	(461)

Net increase/(decrease) from contract transactions	(166,559)	538,687

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(14,161)	627,484
Net Assets at December 31, 2003	3,878,740	1,206,631

Net Assets at December 31, 2004	$3,864,579	$1,834,115

2005 Increase/(Decrease) from Operations
Net investment income/(expense)	$(54,035)	$101,706
Net realized gain/(loss) from sale of investments	252,081	9,817
Reinvested realized gain distributions	—	7,498
Net change in unrealized appreciation/(depreciation) of investments	(140,023)	(120,738)

Net increase/(decrease) resulting from operations	58,023	(1,717)

2005 Contract Transactions
Net contract purchase payments	74,171	122,000
Transfers between investment divisions	(792,007)	165,399
Transfers on account of death	—	(7,586)
Transfers of annuity benefits, surrenders and partial withdrawals	(401,622)	(137,474)
Transfers of investment credits	715	3,073
Contract fees	(1,342)	(812)
Transfers–other	131	33

Net increase/(decrease) from contract transactions	(1,119,954)	144,633

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,061,931)	142,916
Net Assets at December 31, 2004	3,864,579	1,834,115

Net Assets at December 31, 2005	$2,802,648	$1,977,031

See notes to financial statements.

B-46	STATEMENT OF ADDITIONAL INFORMATION

Investment Divisions
MFS Total Return Series Service Class	Prudential Jennison Class II	Van Kampen Life Investment Trust Government Class II	Van Kampen Life Investment Trust Growth & Income Class II

$—	$(19,462)	$77,013	$(29,982)
—	(17,895)	(26,382)	237,394
—	—	—	—
—	100,735	15,320	83,858

—	63,378	65,951	291,270

—	106,308	718,888	650,610
—	(58,091)	(451,351)	723,987
—	(25,538)	(23,383)	—
—	(111,878)	(242,904)	(272,420)
—	2,575	20,465	18,618
—	(718)	(1,247)	(921)
—	(53)	132	(47)

—	(87,395)	20,600	1,119,827

—	—	—	—

—	(24,017)	86,551	1,411,097
—	1,033,463	3,121,893	1,396,551

$—	$1,009,446	$3,208,444	$2,807,648

$(512)	$(17,693)	$59,538	$(37,360)
(432)	50,200	(5,575)	159,557
580	—	—	66,712
744	76,476	(9,844)	70,790

380	108,983	44,119	259,699

135,280	20,370	232,772	298,648
(7,033)	(106,035)	(10,155)	706,822
—	—	(29,861)	(842)
(3,110)	(149,202)	(199,177)	(507,046)
4,058	41	5,615	7,030
(9)	(701)	(1,313)	(1,334)
5	—	23	(481)

129,191	(235,527)	(2,096)	502,797

—	—	—	—

129,571	(126,544)	42,023	762,496
—	1,009,446	3,208,444	2,807,648

$129,571	$882,902	$3,250,467	$3,570,144

STATEMENT OF ADDITIONAL INFORMATION	B-47

THE GUARDIAN SEPARATE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (December 31, 2005)

NOTE 1 — ORGANIZATION

The Guardian Separate Account F (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on February 24, 2000 and commenced operations on October 9, 2000. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account as selected by the contract owner. The contract owner may transfer his or her contract value among the sixty investment options within the Account. However, a contract owner may only invest in up to twenty investment divisions at any time. Contract owners who qualify may also purchase a Contract Anniversary Enhanced Death Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract, and/or a Living Benefit Rider, or an Earnings Benefit Rider, which provides for preservation of principal.

During the first contract year, a credit in an amount equal to 3% of each net premium payment is credited to the contract and is allocated among the contract owners’ investment allocation options.

The sixty investment options of the Account correspond to the following underlying mutual funds and class of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

The Guardian Stock Fund (GSF)

The Guardian VC 500 Index Fund

The Guardian VC Asset Allocation Fund

The Guardian VC High Yield Bond Fund

The Guardian VC Low Duration Bond Fund

The Guardian UBS VC Large Cap Value Fund

The Guardian UBS VC Small Cap Value Fund

The Guardian Bond Fund, Inc. (GBF)

The Guardian Cash Fund, Inc. (GCF)

The Gabelli Capital Asset Fund

Baillie Gifford International Growth Fund

Baillie Gifford Emerging Markets Fund (BGEMF)

The Guardian Small Cap Stock Fund (GSCSF)

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

AIM V.I. Aggressive Growth Fund Series I

AIM V.I. Government Securities Fund Series I

AIM V.I. Growth Fund Series I

AIM V.I. Premier Equity Fund Series I

AIM V.I. Aggressive Growth Fund Series II

AIM V.I. Basic Value Fund Series II

AIM V.I. Government Securities Fund Series II

AIM V.I. Growth Fund Series II

AIM V.I. Mid Cap Core Equity Fund Series II

AIM V.I. Premier Equity Fund Series II

Alger American Leveraged All Cap Portfolio Class O

Alger American Leveraged All Cap Portfolio Class S

Janus Aspen Forty Portfolio Service Shares
(formerly Janus Aspen Capital Appreciation Portfolio)

Janus Aspen Flexible Bond Portfolio Service Shares (formerly Janus Aspen Flexible Income Portfolio)

Janus Aspen Growth and Income Portfolio Service Shares

Janus Aspen Mid Cap Growth Portfolio Service Shares

Janus Aspen Worldwide Growth Portfolio Service Shares

AllianceBernstein Real Estate Investment Portfolio Class B

AllianceBernstein Growth & Income Portfolio Class B

AllianceBernstein Large Cap Growth Portfolio Class B (formerly AllianceBernstein Premier Growth Portfolio)

AllianceBernstein Global Technology Portfolio Class B (formerly AllianceBernstein Technology Portfolio Class B)

AllianceBernstein Value Portfolio Class B

American Century VP Capital Appreciation Fund Class 1

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Fidelity VIP Balanced Portfolio Service Class 2

Fidelity VIP Contrafund Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP Growth Portfolio Service Class 2

Fidelity VIP Investment Grade Bond Portfolio Class 2

Fidelity VIP Mid Cap Portfolio Service Class 2

Franklin Rising Dividends Securities Fund Class 2

Franklin Small Cap Value Securities Fund Class 2

Templeton Growth Securities Fund Class 2

MFS Research Bond Series Service Class

MFS Capital Opportunities Series Service Class

MFS Emerging Growth Series Service Class

MFS Investors Trust Series Service Class

MFS New Discovery Series Service Class

MFS Strategic Income Series Service Class

MFS Total Return Series Service Class

Prudential Jennison Portfolio Class II

Van Kampen Life Investment Trust Government Portfolio Class II

Van Kampen Life Investment Trust Growth & Income Portfolio Class II

B-48	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee) and other policy benefits. Additional assets are held in GIAC’s general account to cover the contingency that a policy’s guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(b)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the identified cost of securities sold.

(c)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to contracts in the payout period are computed according to the 2000 Individual Annuity Mortality Table. The assumed investment return is 4.0% unless the annuitant elects otherwise, in which case the rate may vary, as regulated by the laws of respective states.

Federal Income Taxes

The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Annuity Mortality Fluctuation Fund (AMFF)

Pursuant to agreement with the New York State Insurance Department, GIAC had an Annuitant Mortality Fluctuation Fund (AMFF), a contingency fund, which seeks to insure the reserves held for contracts in the payout period. GIAC maintained assets in each of its separate accounts for the mortality risk associated with contracts maintenance and invested in the GCF subdivision of each separate account. The New York State Insurance Department granted the Company permission to terminate the Annuity Mortality Fluctuation Fund as of June 30, 2005. The AMFF balance was redeemed and transferred to the general account of the GIAC and was invested in bonds. At December 31, 2005, the AMFF balance in the GCF subdivision of Separate Account F was $0.

STATEMENT OF ADDITIONAL INFORMATION	B-49

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

	Purchases	Sales
The Guardian Stock Fund	$280,618	$2,620,603
The Guardian VC 500 Index Fund	847,535	4,995,735
The Guardian VC Asset Allocation Fund	245,471	856,158
The Guardian VC High Yield Bond Fund	1,415,761	1,422,165
The Guardian VC Low Duration Bond Fund	420,295	367,438
The Guardian UBS VC Large Cap Value Fund	1,374,827	2,198,343
The Guardian UBS VC Small Cap Value Fund	1,968,867	2,248,370
The Guardian Bond Fund, Inc.	2,615,973	6,325,788
The Guardian Cash Fund, Inc.	20,551,849	24,635,372
The Gabelli Capial Asset Fund	217,967	58,577
Baillie Gifford International Growth Fund	7,766,074	6,161,467
Baillie Gifford Emerging Markets Fund	4,985,504	3,074,635
The Guardian Small Cap Stock Fund	2,011,557	1,943,690
Value Line Centurion Fund	976,584	1,190,591
Value Line Strategic Asset Management Trust	797,952	2,089,610
AIM V.I. Aggressive Growth Fund Series I	79,353	836,139
AIM V.I. Government Securities Fund Series I	333,958	1,383,035
AIM V.I. Growth Fund Series I	38,442	244,618
AIM V.I. Premier Equity Fund Series I	90,513	921,225
AIM V.I. Aggressive Growth Fund Series II	7,796	—
AIM V.I. Basic Value Fund Series II	7,414	—
AIM V.I. Government Securities Fund Series II	6,961	—
AIM V.I. Growth Fund Series II	11,565	397
AIM V.I. Mid Cap Core Equity Series II	67,101	4,756
AIM V.I. Premier Equity Fund Series II	—
Alger American Leveraged AllCap Portfolio Class O	747,524	1,531,694
Alger American Leveraged AllCap Portfolio Class S	42,347	41,684
AllianceBernstein Growth & Income Portfolio Class B	1,988,897	2,055,915
AllianceBernstein LargeCap Growth Portfolio Class B (formerly AllianceBernstein Premier Growth Portfolio Class B)	1,407,257	988,372
AllianceBernstein Global Technology Portfolio Class B (formerly AllianceBernstein Technology Portfolio Class B)	359,123	532,269
AllianceBernstein Value Portfolio Class B	551,802	900,856
AllianceBernstein Real Estate Investment Portfolio Class B	126,836	41,601
American Century VP Capital Appreciation Fund Class 1	2,989,566	1,291,694
Davis Financial Portfolio	28,902	10,557
Davis Real Estate Portfolio	245,711	405
Davis Value Portfolio	109,795	2,504
Fidelity VIP Balanced Portfolio Service Class 2	482,170	1,063,400
Fidelity VIP Contrafund Portfolio Service Class 2	4,903,291	3,356,429
Fidelity VIP Equity-Income Portfolio Service Class 2	1,660,691	3,342,297
Fidelity VIP Growth Portfolio Service Class 2	701,492	1,887,014
Fidelity VIP Investment Grade Bond Portfolio Class 2	92,367	2,146
Fidelity VIP Mid Cap Portfolio Service Class 2	4,716,095	2,452,626
Franklin Rising Dividends Securities Fund Class 2	67,102	6,668
Franklin Small Cap Value Securities Fund Class 2	88,837	3,956
Templeton Growth Securities Fund Class 2	1,726,947	1,789,308
Janus Aspen Forty Portfolio Service Shares (formerly Janus Aspen Capital Appreciation Portfolio Service Shares)	789,077	567,212
Janus Aspen Flexible Bond Portfolio Service Shares (formerly Janus Aspen Flexible Income Portfolio Service Shares)	599,210	837,476
Janus Aspen Growth and Income Portfolio Service Shares	804,806	608,119
Janus Aspen Mid Cap Growth Portfolio Service Shares	749,280	2,331,055
Janus Aspen Worldwide Growth Portfolio Service Shares	3,985,236	4,804,776

B-50	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

	Purchases	Sales
MFS Research Bond Series Service Class	44,669	—
MFS Capital Opportunities Series Service Class	65,622	434,422
MFS Emerging Growth Series Service Class	38,717	547,914
MFS Investors Trust Series Service Class	93,526	591,393
MFS New Discovery Series Service Class	112,103	1,302,056
MFS Strategic Income Series Service Class	585,011	345,260
MFS Total Return Series Service Class	152,233	22,192
Prudential Jennison Portfolio Class II	34,341	289,867
Van Kampen Life Investment Trust Government Portfolio Class II	455,437	418,459
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	1,898,084	1,384,948

Total	$80,564,041	$99,365,256

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. These charges are assessed through redemption of units. For the years ended December 31, 2004 and 2005, contract fees amounted to $96,400 and $84,615, respectively.

Expense Charges

(1)	A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.55% for the first four contract years and thereafter 1.45% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

a)	Contract Anniversary Enhanced Death Benefit Rider or Living Benefit Rider or Earnings Benefit Rider, with an annual rate of .25%;

b)	Contract Anniversary Enhanced Death Benefit Rider and/or Living Benefit Rider and/or Earnings Benefit Rider, with an annual rate of .50%;

c)	Contract Anniversary Enhanced Death Benefit Rider, Living Benefit Rider and Earnings Benefit Rider, with an annual rate of .75%.

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in an amount equal to .20% on an annual basis.

(3)	Additional optional benefit riders deducted from accumulation value as follows:

a)	Annual Guaranteed Minimum Income Benefit Rider, with an anniversary and upon termination rate of .50%.

b)	Annual Guaranteed Minimum Withdrawal Benefit Rider, with an annual contract anniversary rate of 0.50% of adjusted Guaranteed Withdrawal Balance.

(4)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, GBF, GCF, GSCSF, The Guardian VC Low Duration Bond Fund, The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund each have an investment advisory agreement with Guardian

STATEMENT OF ADDITIONAL INFORMATION	B-51

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

Investor Services LLC (GIS), formerly Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. Fees earned by GIS from this agreement range from .25% to .75% of the average daily net assets. BGIGF and BGEMF each have an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG from this agreement range from .80% to 1.00% of the average daily net assets. GIAC has administrative service fee agreements with AIM Advisors, Inc., Fred Alger Management Inc, Alliance Capital Management LP, American Century Investment Management, Inc., Davis Selected Advisors LP, Fidelity Management & Research Company, Templeton Global Advisors Limited, Gabelli Funds LLC, Janus Capital Corporation, Prudential Investments Fund Management LLC, Van Kampen Asset Management Inc., and MFS Investment Management fund families which compensate GIAC for administrative services provided. These fees range from .15% to .35% of the average daily net assets.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through redemption in units and paid to GIAC during the following years:

Number of Contract Years Completed	Contingent Deferred Sales Charge Percentage for First Four Contract Years Completed	Contingent Deferred Sales Charge Percentage for First Five Contract Years
0	3%	—
1	2%	4%
2	1%	3%
3	1%	3%
4	0%	2%
5	—	2%
6+	—	0%

For the years ended December 31, 2004 and 2005, contingent deferred sales charges were $305,372 and $244,247.

B-52	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:

	2005			2004
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
The Guardian Stock Fund	443,614	828,382	(384,768)	582,692	901,380	(318,688)
The Guardian VC 500 Index Fund	274,067	770,242	(496,175)	612,815	211,848	400,967
The Guardian VC Asset Allocation Fund	114,118	176,265	(62,147)	104,057	96,792	7,265
The Guardian VC High Yield Bond Fund	132,921	149,466	(16,545)	161,616	163,661	(2,045)
The Guardian VC Low Duration Bond Fund	53,298	50,203	3,095	216,560	64,602	151,958
The Guardian UBS VC Large Cap Value Fund	43,347	108,903	(65,556)	70,623	6,869	63,754
The Guardian UBS VC Small Cap Value Fund	32,156	62,016	(29,860)	82,715	7,059	75,656
The Guardian Bond Fund, Inc.	507,741	834,832	(327,091)	274,255	382,751	(108,496)
The Guardian Cash Fund, Inc.	601,023	966,468	(365,445)	1,147,300	1,744,737	(597,437)
The Gabelli Capital Asset Fund	20,490	5,824	14,666	—	—	—
Baillie Gifford International Growth Fund	256,117	73,196	182,921	96,325	207,154	(37,336)
Baillie Gifford Emerging Markets Fund	146,942	64,180	82,762	54,986	(29,325)	(110,829)
The Guardian Small Cap Stock Fund	196,768	316,218	(119,450)	195,309	177,832	84,311
Value Line Centurion Fund	59,319	122,925	(63,606)	69,272	65,384	17,477
Value Line Strategic Asset Management Trust	548,931	677,817	(128,886)	251,495	228,190	3,888
AIM V.I. Aggressive Growth Fund Series I	68,019	185,820	(117,801)	71,217	190,497	23,305
AIM V.I. Government Securities Fund Series I	163,950	257,465	(93,515)	75,058	159,208	(119,280)
AIM V.I. Growth Fund Series I	85,035	125,007	(39,972)	61,541	108,985	(84,150)
AIM V.I. Premier Equity Fund Series I	196,264	310,958	(114,694)	72,106	72,106	(47,444)
AIM V.I. Aggressive Growth Fund Series II	729	—	729	—	—	—
AIM V.I. Basic Value Fund Series II	725	—	725	—	—	—
AIM V.I. Government Securities Fund Series II	719	37	682	—	—	—
AIM V.I. Growth Fund Series II	1,112	24	1,088	—	—	—
AIM V.I. Mid Cap Core Equity Series II	6,340	474	5,866	—	—	—
AIM V.I. Premier Equity Fund Series II	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O	88,429	205,634	(117,205)	43,537	54,578	(11,041)
Alger American Leveraged AllCap Portfolio Class S	282	51	231	—	—	—
AllianceBernstein Growth & Income Portfolio Class B	53,227	54,682	(1,455)	57,683	21,180	36,503
AllianceBernstein LargeCap Growth Portfolio Class B
(formerly AllianceBernstein Premier Growth Portfolio Class B)	49,521	10,443	39,078	8,174	5,908	2,266
AllianceBernstein Global Technology Portfolio Class B (formerly AllianceBernstein Technology Portfolio Class B)	29,438	46,853	(17,415)	12,795	52,691	(39,896)
AllianceBernstein Value Portfolio Class B	48,217	78,807	(30,590)	119,721	12,596	107,125
AllianceBernstein Real Estate Investment Portfolio Class B	7,563	—	7,563	—	—	—
American Century VP Capital Appreciation Fund Class 1	336,081	72,281	263,800	52,603	70,698	(18,095)
Davis Financial Portfolio	3,023	1,092	1,931	—	—	—
Davis Real Estate Portfolio	20,913	140	20,773	—	—	—
Davis Value Portfolio	10,752	234	10,518	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2	170,425	232,876	(62,451)	94,055	84,627	9,428
Fidelity VIP Contrafund Portfolio Service Class 2	399,218	229,758	169,460	310,302	130,008	180,294

STATEMENT OF ADDITIONAL INFORMATION	B-53

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

	2005			2004
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Fidelity VIP Equity-Income Portfolio Service Class 2	310,869	494,384	(183,515)	146,404	153,650	(7,246)
Fidelity VIP Growth Portfolio Service Class 2	148,840	322,123	(173,283)	81,671	56,642	25,029
Fidelity VIP Investment Grade Bond Service Class 2	9,318	216	9,102	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2	188,161	62,185	125,976	273,663	42,651	231,012
Franklin Rising Dividends Series II	6,778	681	6,097	—	—	—
Franklin Small Cap Value Security Class II	8,906	582	8,324	—	—	—
Templeton Growth Securities Fund Class 2	79,717	82,364	(2,647)	182,584	18,055	164,529
Janus Aspen Forty Portfolio Service Shares (formerly Janus Aspen Capital Appreciation Portfolio Service Shares)	152,384	112,662	39,722	127,723	108,811	18,912
Janus Aspen Flexible Bond Portfolio Service Shares (formerly Janus Aspen Flexible Income Portfolio Service Shares)	73,511	109,671	(36,160)	50,556	90,732	(40,176)
Janus Aspen Growth and Income Portfolio Service Shares	111,614	85,888	25,726	39,414	52,085	(12,671)
Janus Aspen Mid Cap Growth Portfolio Service Shares	153,334	487,990	(334,656)	99,613	299,543	(199,930)
Janus Aspen Worldwide Growth Portfolio Service Shares	210,951	340,646	(129,695)	131,282	213,491	(82,209)
MFS Research Bond Series Service Class	4,572	38	4,534	—	—	—
MFS Capital Opportunities Series Service Class	102,616	158,768	(56,152)	42,614	50,551	(7,937)
MFS Emerging Growth Series Service Class	119,169	215,514	(96,345)	71,396	238,380	(166,984)
MFS Investors Trust Series Service Class	124,919	181,258	(56,339)	21,199	44,500	(23,301)
MFS New Discovery Series Service Class	89,477	170,383	(80,906)	66,663	83,403	(16,740)
MFS Strategic Income Series Service Class	46,095	34,934	11,161	59,305	16,052	43,253
MFS Total Return Series Service Class	15,091	2,249	12,842	—	—	—
Prudential Jennison Portfolio Class II	70,073	106,150	(36,077)	35,435	51,583	(16,148)
Van Kampen Life Investment Trust Government Portfolio Class II	38,045	38,840	(795)	71,633	69,163	2,470
Van Kampen Life Investment Trust Growth & Income Portfolio Class II	98,565	55,528	43,037	133,029	25,092	107,937

B-54	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

NOTE 6 — UNIT VALUES

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the

underlying	fund portfolios and charges made directly to contract owners’ accounts through redemption of units:

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 0 - 4
The Guardian Stock Fund
2005	358,577	$6.18	$2,216,154	1.75%	1.16%	2.47%
2004	772,124	6.03	4,656,796	1.75%	1.81%	4.15%
2003	1,343,966	5.79	7,782,847	1.75%	0.98%	19.33%
2002	1,310,521	4.85	6,360,044	1.75%	0.89%	-22.26%
2001	954,095	6.24	5,956,177	1.75%	0.27%	-22.82%
The Guardian VC 500 Index Fund
2005	349,416	$8.55	$2,987,762	1.75%	1.43%	2.71%
2004	933,841	8.32	7,774,063	1.75%	1.59%	8.65%
2003	575,903	7.66	4,412,515	1.75%	1.51%	26.01%
2002	444,538	6.08	2,702,977	1.75%	2.17%	-23.77%
2001	310,994	7.98	2,480,692	1.75%	1.59%	-13.46%
The Guardian VC Asset Allocation Fund
2005	85,870	$9.55	$820,240	1.75%	0.75%	2.54%
2004	142,914	9.32	1,331,378	1.75%	1.21%	8.38%
2003	172,828	8.60	1,485,622	1.75%	2.81%	25.47%
2002	157,950	6.85	1,082,126	1.75%	1.97%	-21.28%
2001	133,129	8.70	1,158,693	1.75%	1.21%	-10.62%
The Guardian VC High Yield Bond Fund
2005	243,603	$11.98	$2,917,864	1.75%	6.28%	1.50%
2004	313,566	11.80	3,700,381	1.75%	6.86%	7.30%
2003	323,171	11.00	3,554,122	1.75%	7.17%	15.89%
2002	272,713	9.49	2,587,996	1.75%	8.38%	-0.48%
2001	40,009	9.54	381,497	1.75%	4.96%	1.75%
The Guardian VC Low Duration Bond Fund(8)
2005	159,483	$9.92	$1,582,326	1.75%	2.90%	-0.52%
2004	184,298	9.97	1,838,031	1.75%	1.97%	-0.85%
2003	57,494	10.06	578,333	1.75%	1.21%	0.59%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2005	53,935	$15.64	$843,787	1.75%	1.50%	7.71%
2004	125,687	14.52	1,825,477	1.75%	1.13%	11.74%
2003	74,187	13.00	964,253	1.75%	1.84%	29.98%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2005	125,136	$15.89	$1,988,063	1.75%	0.12%	2.40%
2004	159,573	15.52	2,475,845	1.75%	0.33%	16.44%
2003	103,368	13.32	1,377,335	1.75%	0.53%	33.25%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian Bond Fund, Inc.
2005	544,431	$12.61	$6,864,127	1.75%	3.79%	0.56%
2004	971,537	12.54	12,180,443	1.75%	4.21%	2.38%
2003	1,141,414	12.25	13,976,893	1.75%	3.60%	2.91%
2002	1,057,872	11.90	12,588,177	1.75%	4.60%	7.56%
2001	557,110	11.06	6,163,595	1.75%	7.92%	6.96%

STATEMENT OF ADDITIONAL INFORMATION	B-55

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 0 - 4
The Guardian Cash Fund, Inc.
2005	512,758	$10.12	$5,187,046	1.75%	2.99%	0.90%
2004	921,569	10.03	9,239,664	1.75%	0.91%	-0.92%
2003	1,442,285	10.12	14,594,262	1.75%	0.67%	-1.10%
2002	3,565,569	10.23	36,479,430	1.75%	1.17%	-0.52%
2001	2,319,918	10.28	23,859,363	1.75%	2.60%	1.78%
The Gabelli Capital Asset Fund(9)
2005	14,666	$10.12	$148,432	1.75%	0.44%	1.21%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Baillie Gifford International Growth Fund
2005	299,182	$9.88	$2,955,505	1.75%	1.44%	13.99%
2004	226,691	8.67	1,964,520	1.75%	0.22%	14.68%
2003	302,718	7.56	2,287,551	1.75%	1.35%	27.76%
2002	153,611	5.91	908,583	1.75%	0.09%	-19.14%
2001	66,026	7.32	482,992	1.75%	—	-21.79%
Baillie Gifford Emerging Markets Fund
2005	301,890	$21.09	$6,367,086	1.75%	1.09%	38.06%
2004	265,341	15.28	4,053,555	1.75%	0.19%	21.40%
2003	386,646	12.58	4,865,645	1.75%	1.09%	51.23%
2002	92,064	8.32	766,087	1.75%	0.54%	-7.98%
2001	22,937	9.04	207,409	1.75%	0.25%	4.45%
The Guardian Small Cap Stock Fund
2005	403,691	$9.86	$3,979,473	1.75%	0.22%	-1.59%
2004	607,640	10.02	6,086,506	1.75%	—	13.16%
2003	545,597	8.85	4,829,646	1.75%	—	40.94%
2002	281,326	6.28	1,766,932	1.75%	—	-16.97%
2001	136,074	7.56	1,029,359	1.75%	0.01%	-9.43%
Value Line Centurion Fund
2005	234,395	$7.20	$1,687,531	1.75%	—	7.22%
2004	290,400	6.71	1,949,938	1.75%	—	9.56%
2003	288,620	6.13	1,768,842	1.75%	—	17.40%
2002	195,742	5.22	1,021,831	1.75%	—	-24.28%
2001	109,752	6.89	756,650	1.75%	0.22%	-17.81%
Value Line Strategic Asset Management Trust
2005	354,913	$9.30	$3,300,950	1.75%	0.45%	7.18%
2004	702,981	8.68	6,100,467	1.75%	0.34%	10.23%
2003	823,018	7.87	6,479,490	1.75%	0.69%	14.49%
2002	781,005	6.88	5,370,410	1.75%	1.35%	-14.06%
2001	587,990	8.00	4,704,506	1.75%	4.06%	-14.44%
AIM V.I. Aggressive Growth Fund Series I
2005	48,043	$6.71	$322,202	1.75%	—	3.90%
2004	173,728	6.46	1,121,426	1.75%	—	9.85%
2003	183,149	5.88	1,076,272	1.75%	—	24.46%
2002	176,810	4.72	834,803	1.75%	—	-24.02%
2001	141,527	6.21	879,416	1.75%	—	-27.35%

B-56	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 0 - 4
AIM V.I. Government Securities Fund Series I
2005	195,865	$11.66	$2,283,683	1.75%	2.99%	-0.12%
2004	346,808	11.67	4,048,291	1.75%	3.43%	0.77%
2003	467,772	11.58	5,418,702	1.75%	2.13%	-0.70%
2002	472,407	11.67	5,510,715	1.75%	2.49%	7.68%
2001	192,339	10.83	2,083,660	1.75%	5.21%	4.55%
AIM V.I. Growth Fund Series I
2005	35,588	$5.01	$178,299	1.75%	—	5.61%
2004	104,288	4.74	494,783	1.75%	—	6.32%
2003	203,942	4.46	909,972	1.75%	—	28.95%
2002	132,724	3.46	459,257	1.75%	—	-32.18%
2001	118,449	5.10	604,326	1.75%	0.35%	-35.04%
AIM V.I. Premier Equity Fund Series I
2005	86,334	$7.12	$615,065	1.75%	0.78%	3.81%
2004	295,361	6.86	2,027,011	1.75%	0.44%	3.92%
2003	350,505	6.60	2,314,737	1.75%	0.27%	22.90%
2002	431,690	5.37	2,319,759	1.75%	0.37%	-31.48%
2001	318,967	7.84	2,501,410	1.75%	0.21%	-14.09%
AIM V.I. Aggressive Growth Fund Series II(9)
2005	729	$10.57	$7,706	1.75%	—	5.67%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II(9)
2005	725	$10.39	$7,535	1.75%	—	3.86%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(9)
2005	682	$9.95	$6,785	1.75%	5.58%	-0.51%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Growth Fund Series II(9)
2005	1,088	$10.71	$11,649	1.75%	—	7.09%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Series II(9)
2005	5,866	$10.60	$62,177	1.75%	0.25%	5.99%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-57

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 0 - 4
AIM V.I. Premier Equity Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O
2005	158,212	$6.77	$1,071,521	1.75%	—	12.45%
2004	302,931	6.02	1,824,567	1.75%	—	6.29%
2003	308,522	5.67	1,748,214	1.75%	—	32.37%
2002	270,058	4.28	1,156,027	1.75%	0.01%	-35.07%
2001	124,879	6.59	823,240	1.75%	—	-17.40%
Alger American Leveraged AllCap Portfolio Class S(9)
2005	231	$11.48	$2,654	1.75%	—	14.80%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(5)
2005	204,531	$11.61	$2,374,594	1.75%	1.47%	2.77%
2004	217,758	11.30	2,460,042	1.75%	0.83%	9.27%
2003	190,381	10.34	1,968,233	1.75%	0.58%	29.88%
2002	20,302	7.96	161,613	1.75%	0.20%	-20.40%
2001	—	—	—	—	—	—
AllianceBernstein LargeCap Growth Portfolio Class B(5) (formerly AllianceBernstein Premier Growth Portfolio Class B)
2005	61,200	$11.48	$702,545	1.75%	—	12.84%
2004	26,030	10.17	264,817	1.75%	—	6.45%
2003	24,721	9.56	236,269	1.75%	—	21.21%
2002	5,757	7.88	45,392	1.75%	—	-21.15%
2001	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B(5) (formerly AllianceBernstein Technology Portfolio Class B)
2005	13,626	$10.06	$137,104	1.75%	—	1.84%
2004	27,434	9.88	271,057	1.75%	—	3.25%
2003	57,536	9.57	550,600	1.75%	—	41.28%
2002	14,651	6.77	99,240	1.75%	—	-32.26%
2001	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(5)
2005	180,986	$12.34	$2,233,111	1.75%	1.16%	3.64%
2004	232,935	11.91	2,773,182	1.75%	0.88%	11.39%
2003	149,627	10.69	1,599,233	1.75%	0.68%	26.22%
2002	32,363	8.47	274,054	1.75%	0.06%	-15.32%
2001	—	—	—	—	—	—
AllianceBernstein Real Estate Investment Portfolio Class B(9)
2005	7,563	$11.72	$88,678	1.75%	—	17.25%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—

B-58	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 0 - 4
American Century VP Capital Appreciation Fund Class 1
2005	316,413	$6.98	$2,207,863	1.75%	—	19.93%
2004	125,526	5.82	730,328	1.75%	—	5.70%
2003	148,037	5.50	814,855	1.75%	—	18.37%
2002	121,885	4.65	566,784	1.75%	—	-22.58%
2001	84,699	6.01	508,718	1.75%	—	-29.32%
Davis Financial Portfolio(9)
2005	1,931	$10.63	$20,523	1.75%	0.42%	6.27%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Davis Real Estate Portfolio(9)
2005	19,541	$11.72	$228,932	1.75%	3.30%	17.15%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Davis Value Portfolio(9)
2005	10,518	$10.68	$112,356	1.75%	1.61%	6.82%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2
2005	156,021	$10.20	$1,590,745	1.75%	2.54%	3.68%
2004	315,755	9.83	3,104,996	1.75%	1.82%	3.30%
2003	343,111	9.52	3,266,065	1.75%	2.27%	15.36%
2002	277,402	8.25	2,288,979	1.75%	2.19%	-10.52%
2001	174,176	9.22	1,606,245	1.75%	0.98%	-3.58%
Fidelity VIP Contrafund Portfolio Service Class 2
2005	648,912	$11.75	$7,622,887	1.75%	0.12%	14.61%
2004	672,961	10.25	6,897,701	1.75%	0.19%	13.14%
2003	610,880	9.06	5,534,069	1.75%	0.25%	25.96%
2002	463,856	7.19	3,336,170	1.75%	0.56%	-11.18%
2001	259,861	8.10	2,104,315	1.75%	0.45%	-14.00%
Fidelity VIP Equity-Income Portfolio Service Class 2
2005	492,213	$11.29	$5,557,500	1.75%	1.58%	3.73%
2004	806,650	10.89	8,780,595	1.75%	1.43%	9.29%
2003	855,233	9.96	8,518,473	1.75%	1.40%	27.76%
2002	694,772	7.80	5,416,656	1.75%	1.22%	-18.60%
2001	409,221	9.58	3,919,404	1.75%	0.41%	-6.88%
Fidelity VIP Growth Portfolio Service Class 2
2005	155,357	$6.65	$1,033,880	1.75%	0.32%	3.66%
2004	364,993	6.42	2,343,227	1.75%	0.13%	1.32%
2003	375,650	6.34	2,380,314	1.75%	0.10%	30.23%
2002	334,810	4.87	1,629,112	1.75%	0.11%	-31.51%
2001	185,722	7.10	1,319,521	1.75%	0.04%	-19.30%

STATEMENT OF ADDITIONAL INFORMATION	B-59

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 0 - 4
Fidelity VIP Investment Grade Bond Portfolio Class 2(9)
2005	6,556	$9.93	$65,111	1.75%	—	-0.69%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
2005	465,534	$16.63	$7,739,925	1.75%	—	15.95%
2004	422,366	14.34	6,056,002	1.75%	—	22.47%
2003	232,243	11.71	2,718,920	1.75%	0.13%	35.84%
2002	47,159	8.62	406,447	1.75%	—	-13.81%
2001	—	—	—	—	—	—
Franklin Rising Dividends Securities Fund Class II(9)
2005	6,097	$10.22	$62,317	1.75%	0.24%	2.21%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Franklin Small Cap Value Securities Fund Class II(9)
2005	8,324	$10.62	$88,387	1.75%	0.62%	6.18%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(5)
2005	165,753	$12.55	$2,079,583	1.75%	1.27%	6.96%
2004	191,929	11.73	2,251,274	1.75%	1.24%	13.99%
2003	67,546	10.29	695,024	1.75%	1.48%	29.83%
2002	34,823	7.93	275,994	1.75%	2.49%	-20.74%
2001	—	—	—	—	—	—
Janus Aspen Forty Portfolio Service Shares (formerly Janus Aspen Capital Appreciation Portfolio Service Shares)
2005	311,496	$8.04	$2,503,327	1.75%	0.01%	10.59%
2004	349,800	7.27	2,541,958	1.75%	0.03%	15.90%
2003	394,046	6.27	2,470,607	1.75%	0.23%	18.13%
2002	220,781	5.31	1,171,775	1.75%	0.30%	-17.40%
2001	196,464	6.43	1,262,320	1.75%	1.04%	-23.20%
Janus Aspen Flexible Bond Portfolio Service Shares (formerly Janus Aspen Flexible Income Portfolio Service Shares)
2005	210,472	$12.47	$2,625,467	1.75%	4.99%	-0.10%
2004	279,066	12.49	3,484,626	1.75%	5.71%	1.89%
2003	323,404	12.25	3,963,282	1.75%	3.79%	4.37%
2002	228,476	11.74	2,682,715	1.75%	3.27%	8.23%
2001	105,572	10.85	1,145,321	1.75%	6.39%	5.61%

B-60	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 0 - 4
Janus Aspen Growth and Income Portfolio Service Shares
2005	133,170	$8.60	$1,145,507	1.75%	0.36%	10.15%
2004	151,886	7.81	1,186,064	1.75%	0.39%	9.72%
2003	178,316	7.12	1,269,046	1.75%	0.45%	21.36%
2002	156,458	5.86	917,540	1.75%	0.63%	-23.14%
2001	121,621	7.63	927,942	1.75%	1.21%	-15.09%
Janus Aspen Mid Cap Growth Portfolio Service Shares
2005	97,154	$5.16	$500,981	1.75%	—	10.07%
2004	470,627	4.68	2,204,787	1.75%	—	18.37%
2003	703,252	3.96	2,783,393	1.75%	—	32.41%
2002	241,494	2.99	721,846	1.75%	—	-29.37%
2001	205,062	4.23	867,886	1.75%	—	-40.65%
Janus Aspen Worldwide Growth Portfolio Service Shares
2005	69,780	$6.18	$431,278	1.75%	1.14%	3.72%
2004	273,468	5.96	1,629,500	1.75%	0.88%	2.70%
2003	437,837	5.80	2,540,401	1.75%	0.60%	21.52%
2002	426,830	4.77	2,037,957	1.75%	0.46%	-27.01%
2001	415,064	6.54	2,714,978	1.75%	0.29%	-23.97%
MFS Research Bond Series Service Class(9)
2005	1,966	$9.84	$19,348	1.75%	—	-1.58%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class
2005	52,392	$6.30	$330,011	1.75%	0.56%	-0.31%
2004	143,563	6.32	907,082	1.75%	0.20%	10.12%
2003	151,703	5.74	870,399	1.75%	—	24.89%
2002	189,461	4.59	870,391	1.75%	—	-31.06%
2001	160,662	6.66	1,070,571	1.75%	—	-25.01%
MFS Emerging Growth Series Service Class
2005	64,733	$5.37	$347,549	1.75%	—	7.02%
2004	186,683	5.02	936,539	1.75%	—	10.75%
2003	366,859	4.53	1,661,857	1.75%	—	27.66%
2002	202,288	3.55	717,788	1.75%	—	-35.01%
2001	166,921	5.46	911,371	1.75%	—	-34.78%
MFS Investors Trust Series Service Class
2005	71,436	$8.54	$610,320	1.75%	0.32%	5.15%
2004	191,613	8.12	1,556,826	1.75%	0.44%	9.18%
2003	215,376	7.44	1,602,785	1.75%	0.41%	19.71%
2002	242,975	6.22	1,510,483	1.75%	0.44%	-22.53%
2001	135,458	8.02	1,087,010	1.75%	0.56%	-17.57%
MFS New Discovery Series Service Class
2005	187,765	$8.24	$1,546,723	1.75%	—	3.20%
2004	287,886	7.98	2,298,028	1.75%	—	4.35%
2003	331,921	7.65	2,539,106	1.75%	—	31.10%
2002	253,219	5.84	1,477,535	1.75%	—	-32.99%
2001	150,658	8.71	1,311,935	1.75%	—	-6.91%

STATEMENT OF ADDITIONAL INFORMATION	B-61

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 0 - 4
MFS Strategic Income Series Service Class
2005	101,490	$12.93	$1,312,098	1.75%	6.87%	-0.15%
2004	118,502	12.95	1,534,389	1.75%	4.84%	5.66%
2003	84,114	12.25	1,030,796	1.75%	4.34%	8.17%
2002	54,620	11.33	618,769	1.75%	2.66%	6.30%
2001	18,001	10.66	191,843	1.75%	1.72%	2.73%
MFS Total Return Series Service Class(9)
2005	12,842	$10.09	$129,571	1.75%	0.47%	0.90%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Prudential Jennison Portfolio Class II
2005	48,140	$6.91	$332,442	1.75%	—	12.03%
2004	114,006	6.16	702,738	1.75%	0.04%	7.31%
2003	134,363	5.74	771,838	1.75%	—	27.34%
2002	153,989	4.51	694,641	1.75%	—	-32.37%
2001	146,648	6.67	978,141	1.75%	—	-20.03%
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2005	195,525	$10.93	$2,137,161	1.75%	3.68%	1.47%
2004	203,662	10.77	2,193,829	1.75%	4.34%	2.08%
2003	223,904	10.55	2,362,765	1.75%	3.17%	-0.29%
2002	89,327	10.58	945,341	1.75%	—	5.83%
2001	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2005	195,669	$12.44	$2,434,218	1.75%	0.72%	7.80%
2004	188,715	11.54	2,177,804	1.75%	0.62%	12.12%
2003	100,344	10.29	1,032,804	1.75%	0.49%	25.45%
2002	38,200	8.20	313,423	1.75%	—	-17.95%
2001	—	—	—	—	—	—

B-62	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 5 AND BEYOND
The Guardian Stock Fund
2005	441,506	$6.21	$2,743,245	1.65%	1.16%	2.58%
2004	306,216	6.06	1,854,803	1.65%	1.81%	4.25%
The Guardian VC 500 Index Fund
2005	181,785	$8.60	$1,562,690	1.65%	1.43%	2.82%
2004	60,908	8.36	509,240	1.65%	1.59%	8.76%
The Guardian VC Asset Allocation Fund
2005	69,075	$9.60	$663,336	1.65%	0.75%	2.64%
2004	29,165	9.36	272,875	1.65%	1.21%	8.49%
The Guardian VC High Yield Bond Fund
2005	60,268	$12.04	$725,744	1.65%	6.28%	1.60%
2004	3,866	11.85	45,822	1.65%	6.86%	7.41%
The Guardian VC Low Duration Bond Fund(8)
2005	31,071	$9.95	$309,001	1.65%	2.90%	-0.42%
2004	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2005	5,723	$15.69	$89,798	1.65%	1.50%	7.82%
2004	45	14.55	660	1.65%	1.13%	11.86%
The Guardian UBS VC Small Cap Value Fund(7)
2005	8,188	$15.93	$130,470	1.65%	0.12%	2.50%
2004	773	15.55	12,020	1.65%	0.33%	16.56%
The Guardian Bond Fund, Inc.
2005	234,278	$12.68	$2,969,518	1.65%	3.79%	0.67%
2004	45,323	12.59	570,678	1.65%	4.21%	2.49%
The Guardian Cash Fund, Inc.
2005	167,033	$10.17	$1,698,717	1.65%	2.99%	1.00%
2004	34,677	10.07	349,170	1.65%	0.91%	-0.82%
The Gabelli Capital Asset Fund(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Baillie Gifford International Growth Fund
2005	100,320	$9.93	$996,315	1.65%	1.44%	14.11%
2004	14,455	8.70	125,805	1.65%	0.22%	14.80%
Baillie Gifford Emerging Markets Fund
2005	38,240	$21.20	$810,820	1.65%	1.09%	38.20%
2004	1,622	15.34	24,891	1.65%	0.19%	21.52%
The Guardian Small Cap Stock Fund
2005	140,620	$9.91	$1,393,592	1.65%	0.22%	-1.49%
2004	48,010	10.06	482,976	1.65%	—	13.27%
Value Line Centurion Fund
2005	41,060	$7.24	$297,189	1.65%	—	7.33%
2004	18,361	6.74	123,816	1.65%	—	9.67%
Value Line Strategic Asset Management Trust
2005	390,474	$9.35	$3,651,070	1.65%	0.45%	7.29%
2004	103,095	8.72	898,522	1.65%	0.34%	10.34%
AIM V.I. Aggressive Growth Fund Series I
2005	36,958	$6.74	$249,182	1.65%	—	4.00%
2004	32,232	6.48	208,959	1.65%	—	9.96%
AIM V.I. Government Securities Fund Series I
2005	102,504	$11.72	$1,201,530	1.65%	2.99%	-0.01%
2004	16,353	11.72	191,717	1.65%	3.43%	0.87%

STATEMENT OF ADDITIONAL INFORMATION	B-63

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 5 AND BEYOND
AIM V.I. Growth Fund Series I
2005	64,578	$5.04	$325,268	1.65%	—	5.71%
2004	14,313	4.76	68,200	1.65%	—	6.44%
AIM V.I. Premier Equity Fund Series I
2005	145,774	$7.16	$1,044,077	1.65%	0.78%	3.91%
2004	35,661	6.89	245,794	1.65%	0.44%	4.03%
AIM V.I. Aggressive Growth Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Growth Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Premier Equity Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O
2005	50,364	$6.81	$342,922	1.65%	—	12.56%
2004	3,556	6.05	21,508	1.65%	—	6.40%
Alger American Leveraged AllCap Portfolio Class S(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(5)
2005	25,896	$11.65	$301,771	1.65%	1.47%	2.87%
2004	1,020	11.33	11,555	1.65%	0.83%	9.39%
AllianceBernstein LargeCap Growth Portfolio Class B(5) (formerly AllianceBernstein Premier Growth Portfolio Class B)
2005	1,616	$11.52	$18,623	1.65%	—	12.95%
2004	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B(5) (formerly AllianceBernstein Technology Portfolio Class B)
2005	2,704	$10.10	$27,310	1.65%	—	1.94%
2004	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(5)
2005	29,994	$12.38	$371,463	1.65%	1.16%	3.74%
2004	2,718	11.94	32,442	1.65%	0.88%	11.50%
AllianceBernstein Real Estate Investment Portfolio Class B(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—

B-64	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 5 AND BEYOND
American Century VP Capital Appreciation Fund Class 1
2005	48,361	$7.02	$339,252	1.65%	—	20.05%
2004	12,233	5.84	71,484	1.65%	—	5.81%
Davis Financial Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Davis Real Estate Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Davis Value Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2
2005	137,308	$10.25	$1,407,430	1.65%	2.54%	3.79%
2004	27,374	9.88	270,343	1.65%	1.82%	3.41%
Fidelity VIP Contrafund Portfolio Service Class 2
2005	254,568	$11.81	$3,006,418	1.65%	0.12%	14.73%
2004	68,299	10.29	703,068	1.65%	0.19%	13.26%
Fidelity VIP Equity-Income Portfolio Service Class 2
2005	212,821	$11.35	$2,415,748	1.65%	1.58%	3.83%
2004	38,309	10.93	418,804	1.65%	1.43%	9.40%
Fidelity VIP Growth Portfolio Service Class 2
2005	115,110	$6.69	$770,130	1.65%	0.32%	3.76%
2004	29,329	6.45	189,104	1.65%	0.13%	1.42%
Fidelity VIP Investment Grade Bond Portfolio Class 2(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
2005	85,772	$16.69	$1,431,360	1.65%	—	16.07%
2004	12,572	14.38	180,751	1.65%	—	22.60%
Franklin Rising Dividends Securities Fund Class II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Franklin Small Cap Value Securities Fund Class II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(5)
2005	36,340	$12.59	$457,638	1.65%	1.27%	7.07%
2004	3,628	11.76	42,665	1.65%	1.24%	14.11%
Janus Aspen Forty Portfolio Service Shares (formerly Janus Aspen Capital Appreciation Portfolio Service Shares)
2005	128,015	$8.08	$1,034,275	1.65%	0.01%	10.70%
2004	57,378	7.30	418,758	1.65%	0.03%	16.02%

STATEMENT OF ADDITIONAL INFORMATION	B-65

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
REGULAR CONTRACT–YEARS 5 AND BEYOND
Janus Aspen Flexible Bond Portfolio Service Share (formerly Janus Aspen Flexible Income Portfolio Service Shares)
2005	58,417	$12.54	$732,588	1.65%	4.99%	0.00%
2004	15,349	12.54	192,489	1.65%	5.71%	2.00%
Janus Aspen Growth and Income Portfolio Service Shares
2005	56,127	$8.65	$485,373	1.65%	0.36%	10.27%
2004	12,863	7.84	100,875	1.65%	0.39%	9.84%
Janus Aspen Mid Cap Growth Portfolio Service Shares
2005	114,098	$5.18	$591,489	1.65%	—	10.18%
2004	44,170	4.70	207,822	1.65%	—	18.49%
Janus Aspen Worldwide Growth Portfolio Service Shares
2005	155,667	$6.21	$967,233	1.65%	1.14%	3.83%
2004	52,645	5.98	315,046	1.65%	0.88%	2.80%
MFS Research Bond Series Service Class(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class
2005	53,417	$6.33	$338,263	1.65%	0.56%	-0.21%
2004	6,450	6.35	40,927	1.65%	0.20%	10.24%
MFS Emerging Growth Series Service Class
2005	83,565	$5.40	$451,052	1.65%	—	7.13%
2004	26,210	5.04	132,056	1.65%	—	10.86%
MFS Investors Trust Series Service Class
2005	78,867	$8.59	$677,402	1.65%	0.32%	5.26%
2004	5,093	8.16	41,563	1.65%	0.44%	9.29%
MFS New Discovery Series Service Class
2005	66,977	$8.28	$554,671	1.65%	—	3.30%
2004	31,013	8.02	248,626	1.65%	—	4.46%
MFS Strategic Income Series Service Class
2005	31,733	$13.00	$412,448	1.65%	6.87%	-0.05%
2004	3,744	13.00	48,684	1.65%	4.84%	5.77%
MFS Total Return Series Service Class(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Prudential Jennison Portfolio Class II
2005	38,842	$6.94	$269,661	1.65%	—	12.15%
2004	8,731	6.19	54,053	1.65%	0.04%	7.41%
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2005	8,181	$10.97	$89,758	1.65%	3.68%	1.57%
2004	804	10.80	8,681	1.65%	4.34%	2.18%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2005	35,245	$12.49	$440,106	1.65%	0.72%	7.91%
2004	4,087	11.57	47,287	1.65%	0.62%	12.24%

B-66	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0 - 4
The Guardian Stock Fund
2005	12,779	$6.10	$77,949	2.00%	1.16%	2.22%
2004	16,608	5.97	99,102	2.00%	1.81%	3.89%
2003	28,958	5.74	166,339	2.00%	0.98%	19.03%
2002	31,601	4.83	152,507	2.00%	0.89%	-22.46%
2001	25,582	6.22	159,207	2.00%	0.27%	-23.01%
The Guardian VC 500 Index Fund
2005	28,221	$8.44	$238,162	2.00%	1.43%	2.46%
2004	41,072	8.24	338,308	2.00%	1.59%	8.38%
2003	32,677	7.60	248,348	2.00%	1.51%	25.69%
2002	23,087	6.05	139,592	2.00%	2.17%	-23.96%
2001	15,254	7.95	121,300	2.00%	1.59%	-13.69%
The Guardian VC Asset Allocation Fund
2005	222	$9.43	$2,088	2.00%	0.75%	2.28%
2004	2,339	9.22	21,558	2.00%	1.21%	8.10%
2003	2,756	8.53	23,499	2.00%	2.81%	25.16%
2002	7,484	6.81	50,984	2.00%	1.97%	-21.48%
2001	5,439	8.68	47,195	2.00%	1.21%	-10.84%
The Guardian VC High Yield Bond Fund
2005	2,167	$11.82	$25,616	2.00%	6.28%	1.25%
2004	2,317	11.68	27,058	2.00%	6.86%	7.04%
2003	3,159	10.91	34,464	2.00%	7.17%	15.60%
2002	3,273	9.44	30,887	2.00%	8.38%	-0.73%
2001	1,858	9.51	17,658	2.00%	4.96%	1.48%
The Guardian VC Low Duration Bond Fund(8)
2005	8,828	$9.86	$87,081	2.00%	2.90%	-0.77%
2004	9,121	9.94	90,661	2.00%	1.97%	-1.10%
2003	287	10.05	2,889	2.00%	1.21%	0.51%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2005	607	$15.53	$9,426	2.00%	1.50%	7.45%
2004	660	14.45	9,544	2.00%	1.13%	11.46%
2003	283	12.97	3,667	2.00%	1.84%	29.68%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2005	1,136	$15.77	$17,909	2.00%	0.12%	2.14%
2004	263	15.44	4,068	2.00%	0.33%	16.15%
2003	165	13.29	2,194	2.00%	0.53%	32.94%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian Bond Fund, Inc.
2005	69,620	$12.44	$866,314	2.00%	3.79%	0.31%
2004	108,012	12.40	1,339,879	2.00%	4.21%	2.13%
2003	103,054	12.15	1,251,731	2.00%	3.60%	2.65%
2002	98,348	11.83	1,163,750	2.00%	4.60%	7.29%
2001	88,467	11.03	975,722	2.00%	7.92%	6.70%
The Guardian Cash Fund, Inc.
2005	33,115	$9.98	$330,619	2.00%	2.99%	0.64%
2004	48,625	9.92	482,365	2.00%	0.91%	-1.17%
2003	47,660	10.04	478,364	2.00%	0.67%	-1.34%
2002	39,845	10.17	405,373	2.00%	1.17%	-0.77%
2001	33,195	10.25	340,337	2.00%	2.60%	1.52%

STATEMENT OF ADDITIONAL INFORMATION	B-67

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0 - 4
The Gabelli Capital Asset Fund(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Baillie Gifford International Growth Fund
2005	11,739	$9.75	$114,457	2.00%	1.44%	13.71%
2004	10,250	8.57	87,891	2.00%	0.22%	14.39%
2003	7,766	7.50	58,212	2.00%	1.35%	27.44%
2002	1,434	5.88	8,434	2.00%	0.09%	-19.35%
2001	550	7.29	4,014	2.00%	—	-21.99%
Baillie Gifford Emerging Markets Fund
2005	3,147	$20.82	$65,502	2.00%	1.09%	37.71%
2004	5,576	15.12	84,280	2.00%	0.19%	21.09%
2003	3,998	12.48	49,911	2.00%	1.09%	50.85%
2002	1,218	8.27	10,082	2.00%	0.54%	-8.21%
2001	—	—	—	—	—	—
The Guardian Small Cap Stock Fund
2005	4,190	$9.73	$40,761	2.00%	0.22%	-1.83%
2004	6,928	9.91	68,657	2.00%	—	12.87%
2003	4,601	8.78	40,403	2.00%	—	40.61%
2002	3,196	6.24	19,958	2.00%	—	-17.19%
2001	—	—	—	—	—	—
Value Line Centurion Fund
2005	2,266	$7.11	$16,104	2.00%		6.95%
2004	3,246	6.64	21,568	2.00%	—	9.29%
2003	2,950	6.08	17,935	2.00%	—	17.11%
2002	3,069	5.19	15,931	2.00%	—	-24.47%
2001	2,814	6.87	19,342	2.00%	0.22%	-18.02%
Value Line Strategic Asset Management Trust
2005	11,600	$9.18	$106,479	2.00%	0.45%	6.91%
2004	41,980	8.59	360,448	2.00%	0.34%	9.95%
2003	43,756	7.81	341,695	2.00%	0.69%	14.21%
2002	49,427	6.84	337,973	2.00%	1.35%	-14.27%
2001	40,037	7.98	319,341	2.00%	4.06%	-14.66%
AIM V.I. Aggressive Growth Fund Series I
2005	92	$6.62	$611	2.00%	—	3.64%
2004	515	6.39	3,291	2.00%	—	9.57%
2003	2,144	5.83	12,497	2.00%	—	24.15%
2002	4,628	4.70	21,731	2.00%	—	-24.21%
2001	3,346	6.19	20,728	2.00%	—	-27.53%
AIM V.I. Government Securities Fund Series I
2005	26,121	$11.51	$300,585	2.00%	2.99%	-0.37%
2004	42,092	11.55	486,152	2.00%	3.43%	0.52%
2003	40,615	11.49	466,688	2.00%	2.13%	-0.94%
2002	37,902	11.60	439,666	2.00%	2.49%	7.41%
2001	35,164	10.80	379,754	2.00%	5.21%	4.29%
AIM V.I. Growth Fund Series I
2005	4,552	$4.94	$22,506	2.00%	—	5.34%
2004	7,931	4.69	37,228	2.00%	—	6.06%
2003	2,124	4.43	9,402	2.00%	—	28.63%
2002	5,927	3.44	20,394	2.00%	—	-32.35%
2001	4,806	5.09	24,446	2.00%	0.35%	-35.20%

B-68	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0 - 4
AIM V.I. Premier Equity Fund Series I
2005	386	$7.03	$2,714	2.00%	0.78%	3.55%
2004	6,092	6.79	41,367	2.00%	0.44%	3.66%
2003	10,744	6.55	70,378	2.00%	0.27%	22.59%
2002	15,602	5.34	83,372	2.00%	0.37%	-31.65%
2001	16,772	7.82	131,119	2.00%	0.21%	-14.31%
AIM V.I. Aggressive Growth Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Growth Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Premier Equity Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O
2005	5,481	$6.68	$36,636	2.00%	—	12.17%
2004	6,676	5.96	39,786	2.00%	—	6.03%
2003	5,353	5.62	30,089	2.00%	—	32.04%
2002	5,993	4.26	25,512	2.00%	0.01%	-35.23%
2001	3,469	6.57	22,795	2.00%	—	-17.61%
Alger American Leveraged AllCap Portfolio Class S(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-69

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0 - 4
AllianceBernstein Growth & Income Portfolio Class B(5)
2005	4,782	$11.50	$55,013	2.00%	1.47%	2.51%
2004	6,920	11.22	77,659	2.00%	0.83%	9.00%
2003	3,559	10.30	36,640	2.00%	0.58%	29.58%
2002	311	7.94	2,469	2.00%	0.20%	-20.55%
2001	—	—	—	—	—	—
AllianceBernstein LargeCap Growth Portfolio Class B(5) (formerly AllianceBernstein Premier Growth Portfolio Class B)
2005	1,138	$11.37	$12,948	2.00%	—	12.55%
2004	1,328	10.11	13,425	2.00%	—	6.18%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B(5) (formerly AllianceBernstein Technology Portfolio Class B)
2005	31	$9.97	$308	2.00%	—	1.58%
2004	36	9.81	350	2.00%	—	2.99%
2003	37	9.53	350	2.00%	—	40.93%
2002	49	6.76	334	2.00%	—	-32.38%
2001	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(5)
2005	3,438	$12.23	$42,031	2.00%	1.16%	3.38%
2004	2,237	11.83	26,449	2.00%	0.88%	11.11%
2003	1,654	10.64	17,603	2.00%	0.68%	25.87%
2002	889	8.46	7,518	2.00%	0.06%	-15.44%
2001	—	—	—	—	—	—
AllianceBernstein Real Estate Investment Portfolio Class B(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1
2005	443	$6.89	$3,052	2.00%	—	19.63%
2004	8,527	5.76	49,086	2.00%	—	5.44%
2003	7,977	5.46	43,553	2.00%	—	18.07%
2002	8,454	4.62	39,094	2.00%	—	-22.77%
2001	8,535	5.99	51,101	2.00%	—	-29.51%
Davis Financial Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Davis Real Estate Portfolio(9)
2005	1,232	$11.69	$14,399	2.00%	3.30%	16.89%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—

B-70	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0 - 4
Davis Value Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2
2005	1,554	$10.06	$15,634	2.00%	2.54%	3.42%
2004	9,812	9.73	95,465	2.00%	1.82%	3.05%
2003	2,979	9.44	28,126	2.00%	2.27%	15.07%
2002	3,547	8.21	29,105	2.00%	2.19%	-10.75%
2001	3,639	9.19	33,457	2.00%	0.98%	-3.84%
Fidelity VIP Contrafund Portfolio Service Class 2
2005	25,145	$11.59	$291,527	2.00%	0.12%	14.32%
2004	33,331	10.14	338,029	2.00%	0.19%	12.86%
2003	32,834	8.99	295,041	2.00%	0.25%	25.64%
2002	41,569	7.15	297,300	2.00%	0.56%	-11.41%
2001	24,771	8.07	199,972	2.00%	0.45%	-14.21%
Fidelity VIP Equity-Income Portfolio Service Class 2
2005	20,505	$11.14	$228,494	2.00%	1.58%	3.47%
2004	27,434	10.77	295,476	2.00%	1.43%	9.01%
2003	25,467	9.88	251,613	2.00%	1.40%	27.44%
2002	29,430	7.75	228,163	2.00%	1.22%	-18.80%
2001	11,197	9.55	106,909	2.00%	0.41%	-7.12%
Fidelity VIP Growth Portfolio Service Class 2
2005	19,119	$6.57	$125,572	2.00%	0.32%	3.40%
2004	25,453	6.35	161,680	2.00%	0.13%	1.06%
2003	25,316	6.29	159,120	2.00%	0.10%	29.90%
2002	13,793	4.84	66,739	2.00%	0.11%	-31.69%
2001	2,680	7.08	18,980	2.00%	0.04%	-19.50%
Fidelity VIP Investment Grade Bond Portfolio Class 2(4)(9)
2005	2,546	$9.91	$25,226	2.00%	—	-0.91%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
2000	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
2005	8,386	$16.47	$138,141	2.00%	—	15.66%
2004	8,459	14.24	120,480	2.00%	—	22.17%
2003	10,213	11.66	119,069	2.00%	0.13%	35.50%
2002	4,392	8.60	37,786	2.00%	—	-13.96%
2001	—	—	—	—	—	—
Franklin Rising Dividends Securities Fund Class II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-71

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0 - 4
Franklin Small Cap Value Securities Fund Class II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(5)
2005	2,863	$12.43	$35,591	2.00%	1.27%	6.69%
2004	5,158	11.65	60,096	2.00%	1.24%	13.71%
2003	855	10.25	8,756	2.00%	1.48%	29.50%
2002	71	7.91	565	2.00%	2.49%	-20.88%
2001	—	—	—	—	—	—
Janus Aspen Forty Portfolio Service Shares (formerly Janus Aspen Capital Appreciation Portfolio Service Shares)
2005	2,495	$7.93	$19,787	2.00%	0.01%	10.31%
2004	3,493	7.19	25,115	2.00%	0.03%	15.61%
2003	4,215	6.22	26,215	2.00%	0.23%	17.84%
2002	3,647	5.28	19,250	2.00%	0.30%	-17.60%
2001	951	6.41	6,094	2.00%	1.04%	-23.40%
Janus Aspen Flexible Bond Portfolio Service Share (formerly Janus Aspen Flexible Income Portfolio Service Shares)
2005	2,558	$12.31	$31,493	2.00%	4.99%	-0.35%
2004	3,408	12.35	42,106	2.00%	5.71%	1.64%
2003	3,712	12.16	45,125	2.00%	3.79%	4.13%
2002	2,815	11.67	32,865	2.00%	3.27%	7.94%
2001	2,730	10.82	29,521	2.00%	6.39%	5.34%
Janus Aspen Growth and Income Portfolio Service Shares
2005	522	$8.49	$4,436	2.00%	0.36%	9.88%
2004	3,496	7.73	27,011	2.00%	0.39%	9.45%
2003	4,852	7.06	34,252	2.00%	0.45%	21.05%
2002	7,390	5.83	43,095	2.00%	0.63%	-23.33%
2001	6,898	7.61	52,469	2.00%	1.21%	-15.30%
Janus Aspen Mid Cap Growth Portfolio Service Shares
2005	998	$5.09	$5,081	2.00%	—	9.80%
2004	1,094	4.64	5,072	2.00%	—	18.07%
2003	10,601	3.93	41,617	2.00%	—	32.08%
2002	14,556	2.97	43,266	2.00%	—	-29.55%
2001	14,436	4.22	60,908	2.00%	—	-40.79%
Janus Aspen Worldwide Growth Portfolio Service Shares
2005	1,137	$6.10	$6,937	2.00%	1.14%	3.46%
2004	3,576	5.90	21,085	2.00%	0.88%	2.44%
2003	6,718	5.76	38,662	2.00%	0.60%	21.22%
2002	11,986	4.75	56,909	2.00%	0.46%	-27.19%
2001	11,213	6.52	73,116	2.00%	0.29%	-24.16%

B-72	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0 - 4
MFS Research Bond Series Service Class(9)
2005	2,568	$9.82	$25,218	2.00%	—	-1.80%
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class
2005	141	$6.22	$878	2.00%	0.56%	-0.56%
2004	4,551	6.25	28,450	2.00%	0.20%	9.85%
2003	4,781	5.69	27,211	2.00%	—	24.58%
2002	6,045	4.57	27,614	2.00%	—	-31.22%
2001	4,118	6.64	27,355	2.00%	—	-25.22%
MFS Emerging Growth Series Service Class
2005	181	$5.30	$960	2.00%	—	6.75%
2004	4,099	4.96	20,346	2.00%	—	10.47%
2003	4,491	4.49	20,178	2.00%	—	27.35%
2002	4,913	3.53	17,335	2.00%	—	-35.17%
2001	6,293	5.44	34,250	2.00%	—	-34.95%
MFS Investors Trust Series Service Class
2005	1,586	$8.43	$13,375	2.00%	0.32%	4.89%
2004	4,121	8.04	33,130	2.00%	0.44%	8.91%
2003	4,968	7.38	36,669	2.00%	0.41%	19.41%
2002	4,976	6.18	30,763	2.00%	0.44%	-22.73%
2001	10,659	8.00	85,268	2.00%	0.56%	-17.78%
MFS New Discovery Series Service Class
2005	4,644	$8.13	$37,754	2.00%	—	2.94%
2004	6,510	7.90	51,417	2.00%	—	4.09%
2003	6,428	7.59	48,772	2.00%	—	30.77%
2002	8,150	5.80	47,289	2.00%	—	-33.16%
2001	5,981	8.68	51,923	2.00%	—	-7.14%
MFS Strategic Income Series Service Class
2005	2,850	$12.76	$36,366	2.00%	6.87%	-0.40%
2004	3,098	12.81	39,695	2.00%	4.84%	5.39%
2003	3,780	12.16	45,946	2.00%	4.34%	7.91%
2002	3,350	11.26	37,745	2.00%	2.66%	6.02%
2001	1,935	10.62	20,561	2.00%	1.72%	2.47%
MFS Total Return Series Service Class(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Prudential Jennison Portfolio Class II
2005	114	$6.82	$774	2.00%	—	11.75%
2004	1,433	6.10	8,737	2.00%	0.04%	7.04%
2003	1,506	5.70	8,582	2.00%	—	27.03%
2002	1,597	4.49	7,164	2.00%	—	-32.54%
2001	1,257	6.65	8,357	2.00%	—	-20.23%

STATEMENT OF ADDITIONAL INFORMATION	B-73

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 0 - 4
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2005	29,738	$10.83	$322,068	2.00%	3.68%	1.22%
2004	34,023	10.70	364,045	2.00%	4.34%	1.82%
2003	23,354	10.51	245,419	2.00%	3.17%	-0.53%
2002	4,374	10.56	46,210	2.00%	—	5.64%
2001	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2005	8,113	$12.33	$100,001	2.00%	0.72%	7.53%
2004	11,497	11.46	131,794	2.00%	0.62%	11.84%
2003	10,191	10.25	104,449	2.00%	0.49%	25.13%
2002	1,016	8.19	8,318	2.00%	—	-18.09%
2001	—	—	—	—	—	—

B-74	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 5 AND BEYOND
The Guardian Stock Fund
2005	1,462	$6.13	$8,966	1.90%	1.16%	2.32%
2004	3,870	5.99	23,195	1.90%	1.81%	3.99%
The Guardian VC 500 Index Fund
2005	9,755	$8.48	$82,762	1.90%	1.43%	2.56%
2004	—	—	—	—	—	—
The Guardian VC Asset Allocation Fund
2005	1,998	$9.48	$18,941	1.90%	0.75%	2.38%
2004	222	9.26	2,054	1.90%	1.21%	8.21%
The Guardian VC High Yield Bond Fund
2005	10	$11.88	$124	1.90%	6.28%	1.35%
2004	—	—	—	—	—	—
The Guardian VC Low Duration Bond Fund(4)(8)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(4)(7)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(4)(7)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
The Guardian Bond Fund, Inc.
2005	33,753	$12.51	$422,253	1.90%	3.79%	0.41%
2004	4,394	12.46	54,748	1.90%	4.21%	2.23%
The Guardian Cash Fund, Inc.
2005	13,201	$10.04	$132,505	1.90%	2.99%	0.75%
2004	2,618	9.96	26,081	1.90%	0.91%	-1.07%
The Gabelli Capital Asset Fund(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Baillie Gifford International Growth Fund
2005	413	$9.80	$4,049	1.90%	1.44%	13.82%
2004	299	8.61	2,579	1.90%	0.22%	14.51%
Baillie Gifford Emerging Markets Fund(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
The Guardian Small Cap Stock Fund
2005	8	$9.78	$75	1.90%	0.22%	-1.73%
2004	—	—	—	—	—	—
Value Line Centurion Fund
2005	315	$7.14	$2,249	1.90%	—	7.06%
2004	—	—	—	—	—	—
Value Line Strategic Asset Management Trust
2005	19,652	$9.23	$181,356	1.90%	0.45%	7.02%
2004	1,489	8.62	12,844	1.90%	0.34%	10.06%
AIM V.I. Aggressive Growth Fund Series I
2005	1,793	$6.65	$11,933	1.90%	—	3.74%
2004	1,325	6.41	8,499	1.90%	—	9.68%
AIM V.I. Government Securities Fund Series I
2005	9,461	$11.57	$109,451	1.90%	2.99%	-0.26%
2004	4,296	11.60	49,828	1.90%	3.43%	0.62%

STATEMENT OF ADDITIONAL INFORMATION	B-75

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 5 AND BEYOND
AIM V.I. Growth Fund Series I
2005	278	$4.97	$1,381	1.90%	—	5.44%
2004	—	—	—	—	—	—
AIM V.I. Premier Equity Fund Series I
2005	4,323	$7.07	$30,557	1.90%	0.78%	3.65%
2004	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Growth Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Premier Equity Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O
2005	180	$6.72	$1,212	1.90%	—	12.28%
2004	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class S(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(4)(5)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AllianceBernstein LargeCap Growth Portfolio Class B(4)(5) (formerly AllianceBernstein Premier Growth Portfolio Class B)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B(4)(5) (formerly AllianceBernstein Technology Portfolio Class B)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(4)(5)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AllianceBernstein Real Estate Investment Portfolio Class B(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—

B-76	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 5 AND BEYOND
American Century VP Capital Appreciation Fund Class 1
2005	6,543	$6.92	$45,302	1.90%	—	19.75%
2004	—	—	—	—	—	—
Davis Financial Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Davis Real Estate Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Davis Value Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2(4)
2005	—	—	—			—
2004	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2
2005	8,080	$11.66	$94,183	1.90%	0.12%	14.44%
2004	3,611	10.19	36,774	1.90%	0.19%	12.97%
Fidelity VIP Equity-Income Portfolio Service Class 2
2005	3,757	$11.20	$42,094	1.90%	1.58%	3.57%
2004	997	10.82	10,783	1.90%	1.43%	9.12%
Fidelity VIP Growth Portfolio Service Class 2
2005	1,134	$6.60	$7,488	1.90%	0.32%	3.51%
2004	367	6.38	2,339	1.90%	0.13%	1.17%
Fidelity VIP Investment Grade Bond Portfolio Class 2(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(4)(5)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Franklin Rising Dividends Securities Fund Class II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Franklin Small Cap Value Securities Fund Class II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(5)
2005	265	$12.48	$3,302	1.90%	1.27%	6.80%
2004	—	—	—	—	—	—
Janus Aspen Forty Portfolio Service Shares (formerly Janus Aspen Capital Appreciation Portfolio Service Shares)
2005	396	$7.97	$3,158	1.90%	0.01%	10.43%
2004	—	—	—	—	—	—
Janus Aspen Flexible Bond Portfolio Service Share (formerly Janus Aspen Flexible Income Portfolio Service Shares)
2005	180	$12.38	$2,224	1.90%	4.99%	-0.25%
2004	234	12.41	2,907	1.90%	5.71%	1.74%

STATEMENT OF ADDITIONAL INFORMATION	B-77

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
LIVING BENEFIT RIDER (LBR)–YEARS 5 AND BEYOND
Janus Aspen Growth and Income Portfolio Service Shares
2005	474	$8.53	$4,042	1.90%	0.36%	9.99%
2004	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Service Shares
2005	590	$5.12	$3,021	1.90%	—	9.91%
2004	4,032	4.66	18,770	1.90%	—	18.19%
Janus Aspen Worldwide Growth Portfolio Service Shares
2005	2,196	$6.13	$13,469	1.90%	1.14%	3.57%
2004	—	—	—	—	—	—
MFS Research Bond Series Service Class(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class
2005	3,700	$6.25	$23,126	1.90%	0.56%	-0.46%
2004	—	—	—	—	—	—
MFS Emerging Growth Series Service Class
2005	3,608	$5.33	$19,223	1.90%	—	6.86%
2004	—	—	—	—	—	—
MFS Investors Trust Series Service Class
2005	3,553	$8.48	$30,122	1.90%	0.32%	5.00%
2004	—	—	—	—	—	—
MFS New Discovery Series Service Class
2005	1,620	$8.17	$13,238	1.90%	—	3.04%
2004	—	—	—	—	—	—
MFS Strategic Income Series Service Class
2005	1,283	$12.83	$16,454	1.90%	6.87%	-0.30%
2004	1,036	12.87	13,327	1.90%	4.84%	5.50%
MFS Total Return Series Service Class(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Prudential Jennison Portfolio Class II
2005	1,181	$6.85	$8,088	1.90%	—	11.87%
2004	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(4)(5)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2005	566	$12.37	$7,007	1.90%	0.72%	7.64%
2004	—	—	—	—	—	—

B-78	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0 - 4
The Guardian Stock Fund
2005	98,830	$6.10	$602,840	2.00%	1.16%	2.22%
2004	259,414	5.97	1,548,016	2.00%	1.81%	3.89%
2003	424,464	5.74	2,438,164	2.00%	0.98%	19.03%
2002	450,248	4.83	2,172,837	2.00%	0.89%	-22.46%
2001	439,893	6.22	2,737,611	2.00%	0.27%	-23.01%
The Guardian VC 500 Index Fund
2005	56,568	$8.44	$477,390	2.00%	1.43%	2.46%
2004	112,455	8.24	926,276	2.00%	1.59%	8.38%
2003	178,788	7.60	1,358,783	2.00%	1.51%	25.69%
2002	169,906	6.05	1,027,317	2.00%	2.17%	-23.96%
2001	99,188	7.95	788,734	2.00%	1.59%	-13.68%
The Guardian VC Asset Allocation Fund
2005	22,781	$9.43	$214,770	2.00%	0.75%	2.28%
2004	69,722	9.22	642,660	2.00%	1.21%	8.10%
2003	111,477	8.53	950,512	2.00%	2.81%	25.16%
2002	109,589	6.81	746,598	2.00%	1.97%	-21.48%
2001	125,096	8.68	1,085,399	2.00%	1.21%	-10.84%
The Guardian VC High Yield Bond Fund
2005	50,132	$11.82	$592,653	2.00%	6.28%	1.25%
2004	59,078	11.68	689,813	2.00%	6.86%	7.04%
2003	56,087	10.91	611,842	2.00%	7.17%	15.60%
2002	43,097	9.44	406,688	2.00%	8.38%	-0.73%
2001	8,207	9.51	78,018	2.00%	4.96%	1.49%
The Guardian VC Low Duration Bond Fund(8)
2005	9,977	$9.86	$98,417	2.00%	2.90%	-0.77%
2004	9,956	9.94	98,965	2.00%	1.97%	-1.10%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2005	7,297	$15.53	$113,329	2.00%	1.50%	7.45%
2004	15,134	14.45	218,760	2.00%	1.13%	11.46%
2003	3,330	12.97	43,180	2.00%	1.84%	29.68%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2005	14,364	$15.77	$226,551	2.00%	0.12%	2.14%
2004	22,870	15.44	353,141	2.00%	0.33%	16.15%
2003	6,970	13.29	92,657	2.00%	0.53%	32.94%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian Bond Fund, Inc.
2005	122,896	$12.44	$1,529,256	2.00%	3.79%	0.31%
2004	238,715	12.40	2,961,224	2.00%	4.21%	2.13%
2003	279,564	12.15	3,395,678	2.00%	3.60%	2.65%
2002	307,689	11.83	3,640,887	2.00%	4.60%	7.29%
2001	187,947	11.03	2,072,906	2.00%	7.92%	6.70%

STATEMENT OF ADDITIONAL INFORMATION	B-79

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)– Y EARS 0 - 4
The Guardian Cash Fund, Inc.
2005	28,237	$9.98	$281,915	2.00%	2.99%	0.64%
2004	125,484	9.92	1,244,803	2.00%	0.91%	-1.17%
2003	245,518	10.04	2,464,274	2.00%	0.67%	-1.34%
2002	393,851	10.17	4,006,950	2.00%	1.17%	-0.77%
2001	420,854	10.25	4,314,874	2.00%	2.60%	1.52%
The Gabelli Capital Asset Fund(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Baillie Gifford International Growth Fund
2005	86,136	$9.75	$839,811	2.00%	1.44%	13.71%
2004	87,351	8.57	748,996	2.00%	0.22%	14.39%
2003	76,219	7.50	571,309	2.00%	1.35%	27.44%
2002	71,326	5.88	419,516	2.00%	0.09%	-19.35%
2001	31,140	7.29	227,089	2.00%	—	-21.99%
Baillie Gifford Emerging Markets Fund
2005	31,104	$20.82	$647,449	2.00%	1.09%	37.71%
2004	34,017	15.12	514,184	2.00%	0.19%	21.09%
2003	27,914	12.48	348,439	2.00%	1.09%	50.85%
2002	23,496	8.27	194,423	2.00%	0.54%	-8.21%
2001	6,622	9.01	59,696	2.00%	0.25%	4.18%
The Guardian Small Cap Stock Fund
2005	84,247	$9.73	$819,651	2.00%	0.22%	-1.83%
2004	123,414	9.91	1,223,126	2.00%	—	12.87%
2003	167,667	8.78	1,472,196	2.00%	—	40.59%
2002	130,361	6.25	814,181	2.00%	—	-17.18%
2001	56,781	7.54	428,200	2.00%	0.01%	-9.66%
Value Line Centurion Fund
2005	40,432	$7.11	$287,297	2.00%	—	6.95%
2004	71,059	6.64	472,092	2.00%	—	9.29%
2003	82,896	6.08	503,926	2.00%	—	17.11%
2002	69,593	5.19	361,262	2.00%	—	-24.47%
2001	35,984	6.87	247,309	2.00%	0.22%	-18.01%
Value Line Strategic Asset Management Trust
2005	107,947	$9.18	$990,884	2.00%	0.45%	6.91%
2004	231,745	8.59	1,989,813	2.00%	0.34%	9.95%
2003	263,973	7.81	2,061,413	2.00%	0.69%	14.21%
2002	288,048	6.84	1,969,604	2.00%	1.35%	-14.27%
2001	271,743	7.98	2,167,467	2.00%	4.06%	-14.66%
AIM V.I. Aggressive Growth Fund Series I
2005	32,971	$6.62	$218,234	2.00%	—	3.64%
2004	44,196	6.39	282,274	2.00%	—	9.57%
2003	52,692	5.83	307,138	2.00%	—	24.15%
2002	43,451	4.70	204,005	2.00%	—	-24.21%
2001	33,172	6.19	205,484	2.00%	—	-27.53%

B-80	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0 - 4
AIM V.I. Government Securities Fund Series I
2005	50,912	$11.51	$585,870	2.00%	2.99%	-0.37%
2004	79,237	11.55	915,158	2.00%	3.43%	0.52%
2003	105,325	11.49	1,210,238	2.00%	2.13%	-0.94%
2002	123,259	11.60	1,429,800	2.00%	2.49%	7.41%
2001	36,103	10.80	389,895	2.00%	5.21%	4.29%
AIM V.I. Growth Fund Series I
2005	77,322	$4.94	$382,334	2.00%	—	5.34%
2004	110,013	4.69	516,429	2.00%	—	6.06%
2003	131,142	4.43	580,414	2.00%	—	28.63%
2002	76,292	3.44	262,511	2.00%	—	-32.35%
2001	58,363	5.09	296,840	2.00%	0.35%	-35.20%
AIM V.I. Premier Equity Fund Series I
2005	35,414	$7.03	$249,011	2.00%	0.78%	3.55%
2004	88,665	6.79	602,061	2.00%	0.44%	3.66%
2003	123,008	6.55	805,777	2.00%	0.27%	22.59%
2002	143,797	5.34	768,393	2.00%	0.37%	-31.65%
2001	152,063	7.82	1,188,813	2.00%	0.21%	-14.31%
AIM V.I. Aggressive Growth Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Growth Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-81

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0 - 4
AIM V.I. Premier Equity Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O
2005	26,147	$6.68	$174,779	2.00%	—	12.17%
2004	60,170	5.96	358,575	2.00%	—	6.03%
2003	80,675	5.62	453,443	2.00%	—	32.04%
2002	77,979	4.26	331,935	2.00%	0.01%	-35.23%
2001	54,243	6.57	356,476	2.00%	—	-17.60%
Alger American Leveraged AllCap Portfolio Class S(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(5)
2005	31,919	$11.50	$367,180	2.00%	1.47%	2.51%
2004	38,994	11.22	437,586	2.00%	0.83%	9.00%
2003	38,912	10.30	400,611	2.00%	0.58%	29.55%
2002	24,871	7.95	197,642	2.00%	0.20%	-20.53%
2001	—	—	—	—	—	—
AllianceBernstein LargeCap Growth Portfolio Class B(5) (formerly AllianceBernstein Premier Growth Portfolio Class B)
2005	2,897	$11.37	$32,952	2.00%	—	12.55%
2004	553	10.11	5,590	2.00%	—	6.18%
2003	920	9.52	8,752	2.00%	—	20.91%
2002	841	7.87	6,617	2.00%	—	-21.28%
2001	—	—	—	—	—	—
AllianceBernstein Technology Portfolio Class B(5)
2005	1,698	$9.97	$16,925	2.00%	—	1.58%
2004	10,238	9.81	100,484	2.00%	—	2.99%
2003	19,546	9.53	186,271	2.00%	—	40.93%
2002	4,152	6.76	28,078	2.00%	—	-32.38%
2001	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(5)
2005	25,490	$12.23	$311,633	2.00%	1.16%	3.38%
2004	33,071	11.83	391,100	2.00%	0.88%	11.11%
2003	21,792	10.64	231,948	2.00%	0.68%	25.90%
2002	7,750	8.45	65,518	2.00%	0.06%	-15.46%
2001	—	—	—	—	—	—

B-82	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0 - 4
AllianceBernstein Real Estate Investment Portfolio Class B(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1
2005	49,963	$6.89	$344,081	2.00%	—	19.63%
2004	49,698	5.76	286,092	2.00%	—	5.44%
2003	49,605	5.46	270,836	2.00%	—	18.07%
2002	47,556	4.62	219,903	2.00%	—	-22.77%
2001	50,730	5.99	303,749	2.00%	—	-29.50%
Davis Financial Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Davis Real Estate Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Davis Value Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2
2005	62,941	$10.06	$633,367	2.00%	2.54%	3.42%
2004	93,246	9.73	907,259	2.00%	1.82%	3.05%
2003	94,986	9.44	896,870	2.00%	2.27%	15.07%
2002	75,916	8.21	622,919	2.00%	2.19%	-10.75%
2001	57,794	9.19	531,320	2.00%	0.98%	-3.83%
Fidelity VIP Contrafund Portfolio Service Class 2
2005	154,109	$11.59	$1,786,746	2.00%	0.12%	14.32%
2004	185,657	10.14	1,882,839	2.00%	0.19%	12.86%
2003	182,304	8.99	1,638,175	2.00%	0.25%	25.64%
2002	186,750	7.15	1,335,634	2.00%	0.56%	-11.41%
2001	109,211	8.07	881,628	2.00%	0.45%	-14.21%

STATEMENT OF ADDITIONAL INFORMATION	B-83

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0 - 4
Fidelity VIP Equity-Income Portfolio Service Class 2
2005	129,290	$11.14	$1,440,753	2.00%	1.58%	3.47%
2004	196,366	10.77	2,114,901	2.00%	1.43%	9.01%
2003	206,918	9.88	2,044,332	2.00%	1.40%	27.44%
2002	190,046	7.75	1,473,363	2.00%	1.22%	-18.80%
2001	74,723	9.55	713,456	2.00%	0.41%	-7.11%
Fidelity VIP Growth Portfolio Service Class 2
2005	50,533	$6.57	$331,902	2.00%	0.32%	3.40%
2004	113,432	6.35	720,527	2.00%	0.13%	1.06%
2003	113,116	6.29	710,965	2.00%	0.10%	29.90%
2002	110,847	4.84	536,339	2.00%	0.11%	-31.69%
2001	43,721	7.08	309,664	2.00%	0.04%	-19.50%
Fidelity VIP Investment Grade Bond Portfolio Class 2(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
2005	89,126	$16.47	$1,468,241	2.00%	—	15.66%
2004	88,351	14.24	1,258,346	2.00%	—	22.17%
2003	69,424	11.66	809,368	2.00%	0.13%	35.50%
2002	33,266	8.60	286,225	2.00%	—	-13.96%
2001	—	—	—	—	—	—
Franklin Rising Dividends Securities Fund Class II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Franklin Small Cap Value Securities Fund Class II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(5)
2005	28,160	$12.43	$350,064	2.00%	1.27%	6.69%
2004	40,320	11.65	469,789	2.00%	1.24%	13.71%
2003	15,424	10.25	158,051	2.00%	1.48%	29.50%
2002	4,421	7.91	34,987	2.00%	2.49%	-20.88%
2001	—	—	—	—	—	—

B-84	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0 - 4
Janus Aspen Forty Portfolio Service Shares (formerly Janus Aspen Capital Appreciation Portfolio Service Shares)
2005	51,263	$7.93	$406,597	2.00%	0.01%	10.31%
2004	92,729	7.19	666,730	2.00%	0.03%	15.61%
2003	111,127	6.22	691,113	2.00%	0.23%	17.84%
2002	132,160	5.28	697,498	2.00%	0.30%	-17.60%
2001	114,434	6.41	732,976	2.00%	1.04%	-23.39%
Janus Aspen Flexible Bond Portfolio Service Share (formerly Janus Aspen Flexible Income Portfolio Service Shares)
2005	7,245	$12.31	$89,198	2.00%	4.99%	-0.35%
2004	19,538	12.35	241,397	2.00%	5.71%	1.64%
2003	40,014	12.16	486,402	2.00%	3.79%	4.11%
2002	31,864	11.68	372,052	2.00%	3.27%	7.96%
2001	31,611	10.82	341,872	2.00%	6.39%	5.35%
Janus Aspen Growth and Income Portfolio Service Shares
2005	21,522	$8.49	$182,714	2.00%	0.36%	9.88%
2004	44,358	7.73	342,728	2.00%	0.39%	9.45%
2003	50,005	7.06	352,998	2.00%	0.45%	21.05%
2002	63,813	5.83	372,132	2.00%	0.63%	-23.33%
2001	61,579	7.61	468,372	2.00%	1.21%	-15.30%
Janus Aspen Mid Cap Growth Portfolio Service Shares
2005	20,053	$5.09	$102,058	2.00%	—	9.80%
2004	82,959	4.64	384,536	2.00%	—	18.07%
2003	96,146	3.93	377,460	2.00%	—	32.08%
2002	83,522	2.97	248,255	2.00%	—	-29.55%
2001	94,230	4.22	397,571	2.00%	—	-40.79%
Janus Aspen Worldwide Growth Portfolio Service Shares
2005	75,077	$6.10	$457,960	2.00%	1.14%	3.46%
2004	152,105	5.90	896,756	2.00%	0.88%	2.44%
2003	157,432	5.76	906,062	2.00%	0.60%	21.22%
2002	181,525	4.75	861,863	2.00%	0.46%	-27.19%
2001	165,584	6.52	1,079,740	2.00%	0.29%	-24.16%
MFS Research Bond Series Service Class(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class
2005	23,427	$6.22	$145,639	2.00%	0.56%	-0.56%
2004	45,143	6.25	282,214	2.00%	0.20%	9.85%
2003	67,356	5.69	383,328	2.00%	—	24.58%
2002	85,654	4.57	391,291	2.00%	—	-31.23%
2001	58,351	6.64	387,614	2.00%	—	-25.20%

STATEMENT OF ADDITIONAL INFORMATION	B-85

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 0 - 4
MFS Emerging Growth Series Service Class
2005	23,602	$5.30	$125,065	2.00%	—	6.75%
2004	83,829	4.96	416,104	2.00%	—	10.47%
2003	104,307	4.49	468,692	2.00%	—	27.35%
2002	71,560	3.53	252,499	2.00%	—	-35.17%
2001	82,603	5.44	449,605	2.00%	—	-34.94%
MFS Investors Trust Series Service Class
2005	27,381	$8.43	$230,882	2.00%	0.32%	4.89%
2004	45,567	8.04	366,312	2.00%	0.44%	8.91%
2003	52,351	7.38	386,437	2.00%	0.41%	19.41%
2002	49,097	6.18	303,509	2.00%	0.44%	-22.73%
2001	38,587	8.00	308,689	2.00%	0.56%	-17.77%
MFS New Discovery Series Service Class
2005	17,467	$8.13	$142,012	2.00%	—	2.94%
2004	53,704	7.90	424,158	2.00%	—	4.09%
2003	61,978	7.59	470,285	2.00%	—	30.77%
2002	67,619	5.80	392,350	2.00%	—	-33.16%
2001	62,059	8.68	538,736	2.00%	—	-7.14%
MFS Strategic Income Series Service Class
2005	9,557	$12.76	$121,944	2.00%	6.87%	-0.40%
2004	12,449	12.81	159,488	2.00%	4.84%	5.39%
2003	9,232	12.16	112,225	2.00%	4.34%	7.90%
2002	9,033	11.27	101,763	2.00%	2.66%	6.03%
2001	4,104	10.62	43,602	2.00%	1.72%	2.47%
MFS Total Return Series Service Class(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Prudential Jennison Portfolio Class II
2005	15,620	$6.82	$106,460	2.00%	—	11.75%
2004	31,294	6.10	190,863	2.00%	0.04%	7.04%
2003	43,752	5.70	249,299	2.00%	—	27.03%
2002	36,019	4.49	161,572	2.00%	—	-32.54%
2001	40,303	6.65	267,984	2.00%	—	-20.23%
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2005	50,791	$10.83	$550,083	2.00%	3.68%	1.22%
2004	50,089	10.70	535,952	2.00%	4.34%	1.82%
2003	39,274	10.51	412,715	2.00%	3.17%	-0.54%
2002	22,043	10.57	232,890	2.00%	—	5.65%
2001	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2005	35,101	$12.33	$432,672	2.00%	0.72%	7.53%
2004	31,919	11.46	365,896	2.00%	0.62%	11.84%
2003	23,942	10.25	245,393	2.00%	0.49%	25.13%
2002	15,345	8.19	125,694	2.00%	—	-18.09%
2001	—	—	—	—	—	—

B-86	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 5 AND BEYOND
The Guardian Stock Fund
2005	188,805	$6.13	$1,157,810	1.90%	1.16%	2.32%
2004	122,557	5.99	734,502	1.90%	1.81%	3.99%
The Guardian VC 500 Index Fund
2005	65,663	$8.48	$557,108	1.90%	1.43%	2.56%
2004	38,660	8.27	319,808	1.90%	1.59%	8.49%
The Guardian VC Asset Allocation Fund
2005	52,858	$9.48	$500,980	1.90%	0.75%	2.38%
2004	48,789	9.26	451,659	1.90%	1.21%	8.21%
The Guardian VC High Yield Bond Fund
2005	8,448	$11.88	$100,402	1.90%	6.28%	1.35%
2004	1,344	11.73	15,766	1.90%	6.86%	7.14%
The Guardian VC Low Duration Bond Fund(8)
2005	2,852	$9.89	$28,196	1.90%	2.90%	-0.66%
2004	5,716	9.95	56,892	1.90%	1.97%	-1.00%
The Guardian UBS VC Large Cap Value Fund(7)
2005	7,966	$15.58	$124,073	1.90%	1.50%	7.55%
2004	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2005	5,246	$15.82	$82,984	1.90%	0.12%	2.24%
2004	957	15.47	14,810	1.90%	0.33%	16.27%
The Guardian Bond Fund, Inc.
2005	79,182	$12.51	$990,565	1.90%	3.79%	0.41%
2004	41,849	12.46	521,369	1.90%	4.21%	2.23%
The Guardian Cash Fund, Inc.
2005	27,201	$10.04	$273,021	1.90%	2.99%	0.75%
2004	12,548	9.96	125,020	1.90%	0.91%	-1.07%
The Gabelli Capital Asset Fund(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Baillie Gifford International Growth Fund
2005	34,283	$9.80	$336,038	1.90%	1.44%	13.82%
2004	10,240	8.61	88,179	1.90%	0.22%	14.51%
Baillie Gifford Emerging Markets Fund
2005	14,285	$20.93	$298,949	1.90%	1.09%	37.85%
2004	1,016	15.18	15,417	1.90%	0.19%	21.21%
The Guardian Small Cap Stock Fund
2005	65,849	$9.78	$644,072	1.90%	0.22%	-1.73%
2004	27,371	9.95	272,438	1.90%	—	12.99%
Value Line Centurion Fund
2005	12,299	$7.14	$87,861	1.90%	—	7.06%
2004	9,893	6.67	66,008	1.90%	—	9.40%
Value Line Strategic Asset Management Trust
2005	122,780	$9.23	$1,133,065	1.90%	0.45%	7.02%
2004	53,848	8.62	464,351	1.90%	0.34%	10.06%
AIM V.I. Aggressive Growth Fund Series I
2005	24,587	$6.65	$163,612	1.90%	—	3.74%
2004	9,356	6.41	60,011	1.90%	—	9.68%
AIM V.I. Government Securities Fund Series I
2005	22,374	$11.57	$258,843	1.90%	2.99%	-0.26%
2004	9,186	11.60	106,549	1.90%	3.43%	0.62%

STATEMENT OF ADDITIONAL INFORMATION	B-87

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)– YEARS 5 AND BEYOND
AIM V.I. Growth Fund Series I
2005	29,070	$4.97	$144,512	1.90%	—	5.44%
2004	11,271	4.71	53,138	1.90%	—	6.17%
AIM V.I. Premier Equity Fund Series I
2005	50,384	$7.07	$356,155	1.90%	0.78%	3.65%
2004	11,481	6.82	78,295	1.90%	0.44%	3.76%
AIM V.I. Aggressive Growth Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Growth Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AIM V.I. Premier Equity Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O
2005	26,859	$6.72	$180,492	1.90%	—	12.28%
2004	10,435	5.99	62,455	1.90%	—	6.13%
Alger American Leveraged AllCap Portfolio Class S(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(5)
2005	7,143	$11.55	$82,478	1.90%	1.47%	2.62%
2004	9,278	11.25	104,402	1.90%	0.83%	9.11%
AllianceBernstein LargeCap Growth Portfolio Class B(5) (formerly AllianceBernstein Premier Growth Portfolio Class B)
2005	155	$11.42	$1,765	1.90%	—	12.67%
2004	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B(5) (formerly AllianceBernstein Technology Portfolio Class B)
2005	2,385	$10.01	$23,864	1.90%	—	1.69%
2004	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(5)
2005	10,872	$12.27	$133,416	1.90%	1.16%	3.48%
2004	8,682	11.86	102,955	1.90%	0.88%	11.22%
AllianceBernstein Real Estate Investment Portfolio Class B(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—

B-88	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)– YEARS 5 AND BEYOND
American Century VP Capital Appreciation Fund Class 1
2005	43,425	$6.92	$300,652	1.90%	—	19.75%
2004	5,656	5.78	32,698	1.90%	—	5.54%
Davis Financial Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Davis Real Estate Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Davis Value Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2
2005	31,317	$10.12	$316,814	1.90%	2.54%	3.53%
2004	4,581	9.77	44,761	1.90%	1.82%	3.15%
Fidelity VIP Contrafund Portfolio Service Class 2
2005	84,673	$11.66	$986,939	1.90%	0.12%	14.44%
2004	41,607	10.19	423,784	1.90%	0.19%	12.97%
Fidelity VIP Equity-Income Portfolio Service Class 2
2005	38,498	$11.20	$431,296	1.90%	1.58%	3.57%
2004	7,923	10.82	85,700	1.90%	1.43%	9.12%
Fidelity VIP Growth Portfolio Service Class 2
2005	25,200	$6.60	$166,397	1.90%	0.32%	3.51%
2004	5,722	6.38	36,504	1.90%	0.13%	1.17%
Fidelity VIP Investment Grade Bond Portfolio Class 2(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
2005	16,861	$16.54	$278,801	1.90%	—	15.78%
2004	6,861	14.28	97,990	1.90%	—	22.29%
Franklin Rising Dividends Securities Fund Class II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Franklin Small Cap Value Securities Fund Class II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(5)
2005	8,264	$12.48	$103,115	1.90%	1.27%	6.80%
2004	4,642	11.68	54,236	1.90%	1.24%	13.82%
Janus Aspen Forty Portfolio Service Shares (formerly Janus Aspen Capital Appreciation Portfolio Service Shares)
2005	72,243	$7.97	$576,064	1.90%	0.01%	10.43%
2004	23,591	7.22	170,354	1.90%	0.03%	15.73%

STATEMENT OF ADDITIONAL INFORMATION	B-89

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY ENHANCED DEATH BENEFIT RIDER (EDBR)–YEARS 5 AND BEYOND
Janus Aspen Flexible Bond Portfolio Service Share (formerly Janus Aspen Flexible Income Portfolio Service Shares)
2005	11,252	$12.38	$139,271	1.90%	4.99%	-0.25%
2004	8,254	12.41	102,413	1.90%	5.71%	1.74%
Janus Aspen Growth and Income Portfolio Service Shares
2005	35,541	$8.53	$303,344	1.90%	0.36%	9.99%
2004	6,711	7.76	52,078	1.90%	0.39%	9.56%
Janus Aspen Mid Cap Growth Portfolio Service Shares
2005	43,542	$5.12	$222,778	1.90%	—	9.91%
2004	8,209	4.66	38,214	1.90%	—	18.19%
Janus Aspen Worldwide Growth Portfolio Service Shares
2005	73,676	$6.13	$451,812	1.90%	1.14%	3.57%
2004	21,000	5.92	124,341	1.90%	0.88%	2.54%
MFS Research Bond Series Service Class(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class
2005	27,690	$6.25	$173,058	1.90%	0.56%	-0.46%
2004	17,209	6.28	108,049	1.90%	0.20%	9.96%
MFS Emerging Growth Series Service Class
2005	38,139	$5.33	$203,176	1.90%	—	6.86%
2004	7,869	4.99	39,227	1.90%	—	10.58%
MFS Investors Trust Series Service Class
2005	13,509	$8.48	$114,516	1.90%	0.32%	5.00%
2004	3,161	8.07	25,522	1.90%	0.44%	9.02%
MFS New Discovery Series Service Class
2005	24,983	$8.17	$204,200	1.90%	—	3.04%
2004	4,866	7.93	38,601	1.90%	—	4.19%
MFS Strategic Income Series Service Class
2005	4,283	$12.83	$54,938	1.90%	6.87%	-0.30%
2004	1,660	12.87	21,363	1.90%	4.84%	5.50%
MFS Total Return Series Service Class(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
Prudential Jennison Portfolio Class II
2005	23,558	$6.85	$161,423	1.90%	—	11.87%
2004	8,039	6.13	49,243	1.90%	0.04%	7.15%
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2005	5,638	$10.87	$61,295	1.90%	3.68%	1.32%
2004	1,194	10.73	12,815	1.90%	4.34%	1.93%
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2005	5,102	$12.37	$63,120	1.90%	0.72%	7.64%
2004	—	—	—	—	—	—

B-90	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0 - 4
The Guardian Stock Fund
2005	6,694	$6.02	$40,299	2.25%	1.16%	1.96%
2004	17,440	5.90	102,973	2.25%	1.81%	3.63%
2003	19,520	5.70	111,217	2.25%	0.98%	18.73%
2002	16,439	4.80	78,889	2.25%	0.89%	-22.65%
2001	9,368	6.20	58,117	2.25%	0.27%	-23.21%
The Guardian VC 500 Index Fund
2005	12,382	$8.33	$103,132	2.25%	1.43%	2.20%
2004	21,607	8.15	176,091	2.25%	1.59%	8.11%
2003	20,188	7.54	152,185	2.25%	1.51%	25.38%
2002	20,609	6.01	123,914	2.25%	2.17%	-24.15%
2001	10,471	7.93	83,009	2.25%	1.59%	-13.90%
The Guardian VC Asset Allocation Fund
2005	3,645	$9.30	$33,914	2.25%	0.75%	2.02%
2004	8,925	9.12	81,394	2.25%	1.21%	7.83%
2003	7,750	8.46	65,550	2.25%	2.81%	24.84%
2002	6,415	6.77	43,462	2.25%	1.97%	-21.68%
2001	5,289	8.65	45,745	2.25%	1.21%	-11.08%
The Guardian VC High Yield Bond Fund
2005	8,451	$11.67	$98,609	2.25%	6.28%	0.99%
2004	9,450	11.55	109,178	2.25%	6.86%	6.77%
2003	9,246	10.82	100,051	2.25%	7.17%	15.31%
2002	1,539	9.38	14,441	2.25%	8.38%	-0.97%
2001	22	9.48	208	2.25%	4.96%	1.23%
The Guardian VC Low Duration Bond Fund(8)
2005	579	$9.81	$5,675	2.25%	2.90%	-1.01%
2004	573	9.91	5,674	2.25%	1.97%	-1.35%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2005	476	$15.42	$7,345	2.25%	1.50%	7.18%
2004	31	14.39	440	2.25%	1.13%	11.18%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2005	2,235	$15.66	$34,995	2.25%	0.12%	1.89%
2004	1,726	15.37	26,520	2.25%	0.33%	15.86%
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
The Guardian Bond Fund, Inc.
2005	17,510	$12.28	$215,051	2.25%	3.79%	0.06%
2004	39,148	12.27	480,494	2.25%	4.21%	1.87%
2003	33,466	12.05	403,204	2.25%	3.60%	2.39%
2002	37,160	11.77	437,260	2.25%	4.60%	7.02%
2001	31,792	11.00	349,552	2.25%	7.92%	6.43%

STATEMENT OF ADDITIONAL INFORMATION	B-91

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0 - 4
The Guardian Cash Fund, Inc.
2005	9,153	$9.85	$90,188	2.25%	2.99%	0.39%
2004	18,258	9.82	179,204	2.25%	0.91%	-1.41%
2003	25,783	9.96	256,690	2.25%	0.67%	-1.59%
2002	25,722	10.12	260,231	2.25%	1.17%	-1.02%
2001	13,583	10.22	138,835	2.25%	2.60%	1.27%
The Gabelli Capital Asset Fund(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Baillie Gifford International Growth Fund
2005	6,431	$9.62	$61,886	2.25%	1.44%	13.42%
2004	6,315	8.48	53,580	2.25%	0.22%	14.11%
2003	6,234	7.44	46,351	2.25%	1.35%	27.12%
2002	6,366	5.85	37,231	2.25%	0.09%	-19.55%
2001	8	7.27	59	2.25%	—	-22.19%
Baillie Gifford Emerging Markets Fund
2005	3,671	$20.54	$75,421	2.25%	1.09%	37.37%
2004	2,011	14.96	30,071	2.25%	0.19%	20.79%
2003	1,854	12.38	22,956	2.25%	1.09%	50.48%
2002	1,498	8.23	12,330	2.25%	0.54%	-8.44%
2001	8	8.99	69	2.25%	0.25%	3.91%
The Guardian Small Cap Stock Fund
2005	18,737	$9.60	$179,915	2.25%	—	-2.08%
2004	23,356	9.81	229,030	2.25%	—	12.59%
2003	34,538	8.71	300,808	2.25%	—	40.24%
2002	35,096	6.21	217,966	2.25%	—	-17.39%
2001	2,717	7.52	20,427	2.25%	0.01%	-9.88%
Value Line Centurion Fund
2005	6,443	$7.01	$45,181	2.25%	—	6.69%
2004	7,857	6.57	51,650	2.25%	—	9.01%
2003	8,873	6.03	53,501	2.25%	—	16.81%
2002	5,832	5.16	30,106	2.25%	—	-24.66%
2001	5,768	6.85	39,519	2.25%	0.22%	-18.22%
Value Line Strategic Asset Management Trust
2005	5,985	$9.06	$54,226	2.25%	0.45%	6.64%
2004	16,724	8.50	142,077	2.25%	0.34%	9.67%
2003	17,216	7.75	133,355	2.25%	0.69%	13.92%
2002	17,676	6.80	120,185	2.25%	1.35%	-14.49%
2001	11,010	7.95	87,543	2.25%	4.06%	-14.88%
AIM V.I. Aggressive Growth Fund Series I
2005	388	$6.53	$2,536	2.25%	—	3.38%
2004	1,281	6.32	8,097	2.25%	—	9.30%
2003	1,343	5.78	7,766	2.25%	—	23.84%
2002	2,518	4.67	11,756	2.25%	—	-24.40%
2001	912	6.18	5,635	2.25%	—	-27.73%

B-92	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0 - 4
AIM V.I. Government Securities Fund Series I
2005	10,223	$11.36	$116,106	2.25%	2.99%	-0.61%
2004	18,540	11.43	211,866	2.25%	3.43%	0.26%
2003	22,093	11.40	251,807	2.25%	2.13%	-1.18%
2002	18,647	11.53	215,089	2.25%	2.49%	7.13%
2001	18,454	10.77	198,675	2.25%	5.21%	4.03%
AIM V.I. Growth Fund Series I
2005	29,460	$4.88	$143,769	2.25%	—	5.07%
2004	37,578	4.64	174,533	2.25%	—	5.80%
2003	32,260	4.39	141,621	2.25%	—	28.30%
2002	29,418	3.42	100,654	2.25%	—	-32.52%
2001	11,511	5.07	58,365	2.25%	0.35%	-35.37%
AIM V.I. Premier Equity Fund Series I
2005	1,495	$6.94	$10,376	2.25%	0.78%	3.29%
2004	1,512	6.72	10,159	2.25%	0.44%	3.40%
2003	1,935	6.50	12,575	2.25%	0.27%	22.28%
2002	3,091	5.31	16,423	2.25%	0.37%	-31.82%
2001	1,837	7.79	14,318	2.25%	0.21%	-14.53%
AIM V.I. Aggressive Growth Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Growth Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-93

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0 - 4
AIM V.I. Premier Equity Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O
2005	250	$6.60	$1,651	2.25%	—	11.89%
2004	2,028	5.90	11,957	2.25%	—	5.76%
2003	2,285	5.58	12,737	2.25%	—	31.71%
2002	2,283	4.23	9,662	2.25%	0.01%	-35.39%
2001	3,328	6.55	21,803	2.25%	—	-17.81%
Alger American Leveraged AllCap Portfolio Class S(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(5)
2005	12,880	$11.40	$146,816	2.25%	1.47%	2.26%
2004	14,541	11.15	162,084	2.25%	0.83%	8.73%
2003	19,086	10.25	195,670	2.25%	0.58%	29.23%
2002	19,572	7.93	155,272	2.25%	0.20%	-20.67%
2001	—	—	—	—	—	—
AllianceBernstein LargeCap Growth Portfolio Class B(5) (formerly AllianceBernstein Premier Growth Portfolio Class B)
2005	149	$11.27	$1,674	2.25%	—	12.27%
2004	166	10.04	1,668	2.25%	—	5.91%
2003	170	9.48	1,615	2.25%	—	20.61%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B(5) (formerly AllianceBernstein Technology Portfolio Class B)
2005	—	—	—	—	—	—
2004	151	9.75	1,472	2.25%	—	2.73%
2003	636	9.49	6,038	2.25%	—	40.57%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(5)
2005	5,404	$12.11	$65,458	2.25%	1.16%	3.12%
2004	7,131	11.75	83,772	2.25%	0.88%	10.83%
2003	6,576	10.60	69,705	2.25%	0.68%	25.59%
2002	5,574	8.44	47,044	2.25%	0.06%	-15.60%
2001	—	—	—	—	—	—

B-94	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0 - 4
AllianceBernstein Real Estate Investment Portfolio Class B(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1
2005	2,836	$6.80	$19,279	2.25%	—	19.33%
2004	5,368	5.70	30,575	2.25%	—	5.17%
2003	19,482	5.42	105,507	2.25%	—	17.78%
2002	4,372	4.60	20,102	2.25%	—	-22.96%
2001	3,778	5.97	22,553	2.25%	—	-29.68%
Davis Financial Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Davis Real Estate Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Davis Value Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2
2005	1,876	$9.93	$18,633	2.25%	2.54%	3.17%
2004	2,700	9.63	25,995	2.25%	1.82%	2.79%
2003	2,964	9.37	27,763	2.25%	2.27%	14.78%
2002	1,748	8.16	14,266	2.25%	2.19%	-10.97%
2001	118	9.16	1,079	2.25%	0.98%	-4.08%
Fidelity VIP Contrafund Portfolio Service Class 2
2005	10,557	$11.44	$120,802	2.25%	0.12%	14.04%
2004	11,797	10.03	118,371	2.25%	0.19%	12.58%
2003	10,945	8.91	97,556	2.25%	0.25%	25.33%
2002	7,317	7.11	52,038	2.25%	0.56%	-11.63%
2001	5,946	8.05	47,850	2.25%	0.45%	-14.43%
Fidelity VIP Equity-Income Portfolio Service Class 2
2005	9,666	$11.00	$106,307	2.25%	1.58%	3.21%
2004	14,423	10.66	153,702	2.25%	1.43%	8.74%
2003	11,718	9.80	114,837	2.25%	1.40%	27.12%
2002	7,968	7.71	61,428	2.25%	1.22%	-19.01%
2001	2,928	9.52	27,867	2.25%	0.41%	-7.35%

STATEMENT OF ADDITIONAL INFORMATION	B-95

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0 - 4
Fidelity VIP Growth Portfolio Service Class 2
2005	1,313	$6.48	$8,510	2.25%	0.32%	3.14%
2004	3,984	6.28	25,041	2.25%	0.13%	0.81%
2003	4,162	6.23	25,950	2.25%	0.10%	29.58%
2002	6,204	4.81	29,848	2.25%	0.11%	-31.86%
2001	2,683	7.06	18,945	2.25%	0.04%	-19.71%
Fidelity VIP Investment Grade Bond Portfolio Class 2(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(5)
2005	23,241	$16.32	$379,366	2.25%	—	15.38%
2004	24,294	14.15	343,706	2.25%	—	21.86%
2003	19,972	11.61	231,869	2.25%	0.13%	35.16%
2002	19,042	8.59	163,561	2.25%	—	-14.10%
2001	—	—	—	—	—	—
Franklin Rising Dividends Securities Fund Class II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Franklin Small Cap Value Securities Fund Class II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(5)
2005	5,275	$12.32	$64,978	2.25%	1.27%	6.43%
2004	3,870	11.57	44,793	2.25%	1.24%	13.42%
2003	1,160	10.20	11,837	2.25%	1.48%	29.18%
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Janus Aspen Forty Portfolio Service Shares (formerly Janus Aspen Capital Appreciation Portfolio Service Shares)
2005	6,345	$7.83	$49,667	2.25%	0.01%	10.04%
2004	6,631	7.11	47,170	2.25%	0.03%	15.32%
2003	5,322	6.17	32,832	2.25%	0.23%	17.54%
2002	3,251	5.25	17,059	2.25%	0.30%	-17.81%
2001	1,290	6.39	8,235	2.25%	1.04%	-23.59%

B-96	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0 - 4
Janus Aspen Flexible Bond Portfolio Service Share (formerly Janus Aspen Flexible Income Portfolio Service Shares)
2005	4,051	$12.15	$49,222	2.25%	4.99%	-0.60%
2004	4,409	12.22	53,894	2.25%	5.71%	1.38%
2003	3,301	12.06	39,801	2.25%	3.79%	3.85%
2002	1,164	11.61	13,516	2.25%	3.27%	7.69%
2001	117	10.78	1,263	2.25%	6.39%	5.07%
Janus Aspen Growth and Income Portfolio Service Shares
2005	4,032	$8.38	$33,788	2.25%	0.36%	9.60%
2004	8,607	7.64	65,801	2.25%	0.39%	9.18%
2003	7,419	7.00	51,947	2.25%	0.45%	20.75%
2002	5,688	5.80	32,984	2.25%	0.63%	-23.52%
2001	2,956	7.58	22,410	2.25%	1.21%	-15.52%
Janus Aspen Mid Cap Growth Portfolio Service Shares
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	1,022	3.89	3,979	2.25%	—	31.75%
2002	1,218	2.96	3,600	2.25%	—	-29.73%
2001	2,707	4.21	11,386	2.25%	—	-40.94%
Janus Aspen Worldwide Growth Portfolio Service Shares
2005	45,496	$6.02	$273,902	2.25%	1.14%	3.21%
2004	52,914	5.83	308,663	2.25%	0.88%	2.18%
2003	35,930	5.71	205,114	2.25%	0.60%	20.91%
2002	37,056	4.72	174,955	2.25%	0.46%	-27.37%
2001	2,680	6.50	17,419	2.25%	0.29%	-24.36%
MFS Research Bond Series Service Class(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class
2005	827	$6.14	$5,072	2.25%	0.56%	-0.81%
2004	827	6.19	5,114	2.25%	0.20%	9.57%
2003	1,837	5.65	10,370	2.25%	—	24.27%
2002	4,484	4.54	20,368	2.25%	—	-31.40%
2001	2,044	6.62	13,534	2.25%	—	-25.40%
MFS Emerging Growth Series Service Class
2005	1,022	$5.23	$5,345	2.25%	—	6.49%
2004	7,129	4.91	35,012	2.25%	—	10.19%
2003	7,146	4.46	31,852	2.25%	—	27.03%
2002	6,371	3.51	22,353	2.25%	—	-35.34%
2001	4,376	5.43	23,744	2.25%	—	-35.11%

STATEMENT OF ADDITIONAL INFORMATION	B-97

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 0 - 4
MFS Investors Trust Series Service Class
2005	7,280	$8.32	$60,586	2.25%	0.32%	4.63%
2004	10,396	7.95	82,688	2.25%	0.44%	8.63%
2003	10,557	7.32	77,295	2.25%	0.41%	19.11%
2002	11,878	6.15	73,018	2.25%	0.44%	-22.92%
2001	2,294	7.97	18,296	2.25%	0.56%	-17.99%
MFS New Discovery Series Service Class
2005	2,874	$8.02	$23,061	2.25%	—	2.68%
2004	3,257	7.81	25,450	2.25%	—	3.83%
2003	3,649	7.53	27,464	2.25%	—	30.45%
2002	3,265	5.77	18,838	2.25%	—	-33.33%
2001	169	8.65	1,462	2.25%	—	-7.38%
MFS Strategic Income Series Service Class
2005	1,809	$12.59	$22,783	2.25%	6.87%	-0.65%
2004	1,355	12.68	17,169	2.25%	4.84%	5.13%
2003	1,465	12.06	17,664	2.25%	4.34%	7.63%
2002	794	11.20	8,895	2.25%	2.66%	5.48%
2001	—	—	—	—	—	—
MFS Total Return Series Service Class(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
2001	—	—	—	—	—	—
Prudential Jennison Portfolio Class II
2005	603	$6.73	$4,054	2.25%	—	11.47%
2004	632	6.03	3,812	2.25%	0.04%	6.77%
2003	662	5.65	3,744	2.25%	—	26.71%
2002	2,815	4.46	12,556	2.25%	—	-32.71%
2001	7,589	6.63	50,305	2.25%	—	-20.43%
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2005	6,114	$10.73	$65,609	2.25%	3.68%	0.96%
2004	6,336	10.63	67,340	2.25%	4.34%	1.57%
2003	7,109	10.46	74,394	2.25%	3.17%	-0.78%
2002	1,543	10.55	16,279	2.25%	—	5.47%
2001	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(5)
2005	7,017	$12.21	$85,699	2.25%	0.72%	7.26%
2004	7,558	11.39	86,064	2.25%	0.62%	11.56%
2003	1,362	10.21	13,905	2.25%	0.49%	24.82%
2002	177	8.18	1,450	2.25%	—	-18.23%
2001	—	—	—	—	—	—

B-98	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 5 AND BEYOND
The Guardian Stock Fund
2005	4,919	$6.05	$29,772	2.15%	1.16%	2.07%
The Guardian VC 500 Index Fund
2005	8,596	$8.37	$71,976	2.15%	1.43%	2.30%
The Guardian VC Asset Allocation Fund
2005	3,480	$9.35	$32,551	2.15%	0.75%	2.13%
The Guardian VC High Yield Bond Fund(4)
2005	—	—	—	—	—	—
The Guardian VC Low Duration Bond Fund(4)(8)
2005	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(4)(7)
2005	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(4)(7)
2005	—	—	—	—	—	—
The Guardian Bond Fund, Inc.
2005	19,304	$12.35	$238,341	2.15%	3.79%	0.16%
The Guardian Cash Fund, Inc.
2005	7,818	$9.91	$77,450	2.15%	2.99%	0.50%
The Gabelli Capital Asset Fund(4)(9)
2005	—	—	—	—	—	—
Baillie Gifford International Growth Fund
2005	18	$9.67	$176	2.15%	1.44%	13.54%
Baillie Gifford Emerging Markets Fund
2005	8	$20.65	$164	2.15%	1.09%	37.51%
The Guardian Small Cap Stock Fund(4)
2005	—	—	—	—	—	—
Value Line Centurion Fund(4)
2005	—	—	—	—	—	—
Value Line Strategic Asset Management Trust
2005	9,814	$9.11	$89,386	2.15%	0.45%	6.75%
AIM V.I. Aggressive Growth Fund Series I(4)
2005	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series I
2005	6,388	$11.42	$72,936	2.15%	2.99%	-0.51%
AIM V.I. Growth Fund Series I
2005	4,676	$4.91	$22,941	2.15%	—	5.18%
AIM V.I. Premier Equity Fund Series I(4)
2005	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series II(4)(9)
2005	—	—	—	—	—	—
AIM V.I. Basic Value Fund Series II(4)(9)
2005	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(4)(9)
2005	—	—	—	—	—	—
AIM V.I. Growth Fund Series II(4)(9)
2005	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Series II(4)(9)
2005	—	—	—	—	—	—
AIM V.I. Premier Equity Fund Series II(4)(9)
2005	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O
2005	1,155	$6.64	$7,666	2.15%	—	12.00%

STATEMENT OF ADDITIONAL INFORMATION	B-99

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 5 AND BEYOND
Alger American Leveraged AllCap Portfolio Class S(4)(9)
2005	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(4)(5)
2005	—	—	—	—	—	—
AllianceBernstein LargeCap Growth Portfolio Class B(4)(5) (formerly AllianceBernstein Premier Growth Portfolio Class B)
2005	—	—	—	—	—	—
AllianceBernstein Global Technology Portfolio Class B(4)(5) (formerly AllianceBernstein Technology Portfolio Class B)
2005	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(4)(5)
2005	—	—	—	—	—	—
AllianceBernstein Real Estate Investment Portfolio Class B(4)(9)
2005	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1
2005	2,879	$6.83	$19,675	2.15%	—	19.45%
Davis Financial Portfolio(4)(9)
2005	—	—	—	—	—	—
Davis Real Estate Portfolio(4)(9)
2005	—	—	—	—	—	—
Davis Value Portfolio(4)(9)
2005	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2(4)
2005	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2
2005	693	$11.50	$7,969	2.15%	0.12%	14.15%
Fidelity VIP Equity-Income Portfolio Service Class 2
2005	2,043	$11.06	$22,595	2.15%	1.58%	3.31%
Fidelity VIP Growth Portfolio Service Class 2
2005	2,439	$6.52	$15,893	2.15%	0.32%	3.25%
Fidelity VIP Investment Grade Bond Portfolio Class 2(4)(9)
2005	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(4)(5)
2005	—	—	—	—	—	—
Franklin Rising Dividends Securities Fund Class II(4)
2005	—	—	—	—	—	—
Franklin Small Cap Value Securities Fund Class II(4)(9)
2005	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(4)(5)
2005	—	—	—	—	—	—
Janus Aspen Forty Portfolio Service Shares (formerly Janus Aspen Capital Appreciation Portfolio Service Shares)
2005	1,091	$7.87	$8,587	2.15%	0.01%	10.15%
Janus Aspen Flexible Bond Portfolio Service Share(4) (formerly Janus Aspen Flexible Income Portfolio Service Shares)
2005	—	—	—	—	—	—

B-100	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR AND LBR–YEARS 5 AND BEYOND
Janus Aspen Growth and Income Portfolio Service Shares
2005	2,259	$8.42	$19,032	2.15%	0.36%	9.72%
Janus Aspen Mid Cap Growth Portfolio Service Shares(4)
2005	—	—	—	—	—	—
Janus Aspen Worldwide Growth Portfolio Service Shares
2005	2,984	$6.05	$18,061	2.15%	1.14%	3.31%
MFS Research Bond Series Service Class(4)(9)
2005	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class(4)
2005	—	—	—	—	—	—
MFS Emerging Growth Series Service Class
2005	4,624	$5.26	$24,309	2.15%	—	6.59%
MFS Investors Trust Series Service Class(4)
2005	—	—	—	—	—	—
MFS New Discovery Series Service Class(4)
2005	—	—	—	—	—	—
MFS Strategic Income Series Service Class(4)
2005	—	—	—	—	—	—
MFS Total Return Series Service Class(4)(9)
2005	—	—	—	—	—	—
Prudential Jennison Portfolio Class II(4)
2005	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(4)(5)
2005	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(4)(5)
2005	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-101

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER–YEARS 0 - 4 (offered April 15, 2002)
The Guardian Stock Fund(6)
2005	363	$9.75	$3,535	2.50%	1.16%	1.71%
2004	474	9.58	4,543	2.50%	1.81%	3.37%
2003	483	9.27	4,480	2.50%	0.98%	18.43%
2002	1,185	7.83	9,277	2.50%	0.89%	-21.73%
The Guardian VC 500 Index Fund(6)
2005	795	$10.67	$8,483	2.50%	1.43%	1.95%
2004	813	10.47	8,506	2.50%	1.59%	7.84%
2003	833	9.71	8,087	2.50%	1.51%	25.07%
2002	—	—	—	—	—	—
The Guardian VC Asset Allocation Fund(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
The Guardian VC High Yield Bond Fund(6)
2005	77	$12.05	$929	2.50%	6.28%	0.74%
2004	80	11.96	954	2.50%	6.86%	6.50%
2003	83	11.23	936	2.50%	7.71%	15.02%
2002	—	—	—	—	—	—
The Guardian VC Low Duration Bond Fund(8)
2005	486	$9.75	$4,742	2.50%	2.90%	-1.26%
2004	517	9.87	5,103	2.50%	1.97%	-1.60%
2003	442	10.03	4,431	2.50%	1.21%	0.34%
2002	—	—	—	—	—	—
The Guardian UBS VC Large Cap Value Fund(7)
2005	69	$15.31	$1,062	2.50%	1.50%	6.91%
2004	72	14.32	1,028	2.50%	1.13%	10.91%
2003	75	12.91	969	2.50%	1.84%	29.09%
2002	—	—	—	—	—	—
The Guardian UBS VC Small Cap Value Fund(7)
2005	66	$15.54	$1,032	2.50%	0.12%	1.63%
2004	69	15.29	1,050	2.50%	0.33%	15.57%
2003	72	13.23	950	2.50%	0.53%	32.34%
2002	—	—	—	—	—	—
The Guardian Bond Fund, Inc.(6)
2005	3,402	$11.04	$37,548	2.50%	3.79%	-0.19%
2004	2,489	11.06	27,524	2.50%	4.21%	1.62%
2003	2,465	10.88	26,825	2.50%	3.60%	2.14%
2002	3,761	10.65	40,073	2.50%	4.60%	6.55%
The Guardian Cash Fund, Inc.(6)
2005	483	$9.57	$4,625	2.50%	2.99%	0.14%
2004	665	9.56	6,356	2.50%	0.91%	-1.66%
2003	635	9.72	6,176	2.50%	0.67%	-1.84%
2002	1,076	9.90	10,653	2.50%	1.17%	-0.96%
The Gabelli Capital Asset Fund(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-102	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER–YEARS 0 - 4 (offered April 15, 2002)
Baillie Gifford International Growth Fund(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Baillie Gifford Emerging Markets Fund(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	545	7.85	4,283	2.50%	0.54%	-21.46%
The Guardian Small Cap Stock Fund(6)
2005	38	$12.24	$471	2.50%	0.22%	-2.32%
2004	111	12.53	1,389	2.50%	—	12.31%
2003	116	11.16	1,293	2.50%	—	39.89%
2002	626	7.98	4,995	2.50%	—	-20.21%
Value Line Centurion Fund(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Value Line Strategic Asset Management Trust(6)
2005	332	$11.60	$3,852	2.50%	0.45%	6.37%
2004	521	10.90	5,678	2.50%	0.34%	9.40%
2003	532	9.97	5,303	2.50%	0.69%	13.64%
2002	189	8.77	1,658	2.50%	1.35%	-12.29%
AIM V.I. Aggressive Growth Fund Series I(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series I(6)
2005	—	—	—	—	—	—
2004	851	10.51	8,941	2.50%	3.43%	0.01%
2003	838	10.51	8,806	2.50%	2.13%	-1.44%
2002	320	10.66	3,408	2.50%	2.49%	6.64%
AIM V.I. Growth Fund Series I(6)
2005	102	$10.21	$1,037	2.50%		4.81%
2004	204	9.74	1,987	2.50%	—	5.53%
2003	280	9.23	2,583	2.50%	—	27.98%
2002	—	—	—	—	—	—
AIM V.I. Premier Equity Fund Series I(6)
2005	1,159	$9.42	$10,911	2.50%	0.78%	3.03%
2004	1,191	9.14	10,884	2.50%	0.44%	3.14%
2003	1,215	8.86	10,768	2.50%	0.27%	21.98%
2002	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-103

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER–YEARS 0 - 4 (offered April 15, 2002)
AIM V.I. Basic Value Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Government Securities Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Growth Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Mid Cap Core Equity Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AIM V.I. Premier Equity Fund Series II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Alger American Leveraged AllCap Portfolio Class O(6)
2005	—	—	—	—	—	—
2004	57	9.69	553	2.50%	—	5.50%
2003	59	9.19	541	2.50%	—	31.38%
2002	67	6.99	470	2.50%	0.01%	-30.06%
Alger American Leveraged AllCap Portfolio Class S(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AllianceBernstein Growth & Income Portfolio Class B(5)
2005	94	$11.29	$1,063	2.50%	1.47%	2.00%
2004	189	11.07	2,092	2.50%	0.83%	8.45%
2003	259	10.21	2,647	2.50%	0.58%	28.90%
2002	—	—	—	—	—	—
AllianceBernstein LargeCap Growth Portfolio Class B(4)(5) (formerly AllianceBernstein Premier Growth Portfolio Class B)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

B-104	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER–YEARS 0 - 4 (offered April 15, 2002)
AllianceBernstein Global Technology Portfolio Class B(4)(5) (formerly AllianceBernstein Technology Portfolio Class B)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
AllianceBernstein Value Portfolio Class B(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	1,021	8.42	8,601	2.50%	0.06%	-15.76%
AllianceBernstein Real Estate Investment Portfolio Class B(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class 1(6)
2005	—	—	—	—	—	—
2004	55	9.54	527	2.50%	—	4.91%
2003	57	9.10	518	2.50%	—	17.49%
2002	65	7.74	504	2.50%	—	-22.56%
Davis Financial Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Davis Real Estate Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Davis Value Portfolio(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Fidelity VIP Balanced Portfolio Service Class 2(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio Service Class 2(6)
2005	337	$13.93	$4,694	2.50%	0.12%	13.75%
2004	351	12.24	4,299	2.50%	0.19%	12.29%
2003	357	10.90	3,889	2.50%	0.25%	25.02%
2002	1,017	8.72	8,867	2.50%	0.56%	-12.79%

STATEMENT OF ADDITIONAL INFORMATION	B-105

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER–YEARS 0 - 4 (offered April 15, 2002)
Fidelity VIP Equity-Income Portfolio Service Class 2(6)
2005	358	$11.28	$4,036	2.50%	1.58%	2.95%
2004	564	10.95	6,178	2.50%	1.43%	8.47%
2003	576	10.10	5,820	2.50%	1.40%	26.80%
2002	207	7.96	1,646	2.50%	1.22%	-20.35%
Fidelity VIP Growth Portfolio Service Class 2(6)
2005	—	—	—	—	—	—
2004	208	9.24	1,925	2.50%	0.13%	0.56%
2003	215	9.19	1,979	2.50%	0.10%	29.25%
2002	225	7.11	1,602	2.50%	0.11%	-28.88%
Fidelity VIP Investment Grade Bond Portfolio Class 2(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2(6)
2005	33	$16.17	$530	2.50%	—	15.09%
2004	74	14.05	1,042	2.50%	—	21.56%
2003	113	11.56	1,304	2.50%	0.13%	34.82%
2002	—	—	—	—	—	—
Franklin Rising Dividends Securities Fund Class II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Franklin Small Cap Value Securities Fund Class II(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Templeton Growth Securities Fund Class 2(6)
2005	348	$12.20	$4,253	2.50%	1.27%	6.16%
2004	368	11.50	4,226	2.50%	1.24%	13.14%
2003	401	10.16	4,072	2.50%	1.48%	28.86%
2002	—	—	—	—	—	—
Janus Aspen Forty Portfolio Service Shares(4)(6) (formerly Janus Aspen Capital Appreciation Portfolio Service Shares)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Janus Aspen Flexible Bond Portfolio Service Share(6) (formerly Janus Aspen Flexible Income Portfolio Service Shares)
2005	—	—	—	—	—	—
2004	77	11.32	872	2.50%	5.71%	1.13%
2003	80	11.19	892	2.50%	3.79%	3.59%
2002	83	10.80	901	2.50%	3.27%	8.02%

B-106	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER–YEARS 0 - 4 (offered April 15, 2002)
Janus Aspen Growth and Income Portfolio Service Shares(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Janus Aspen Mid Cap Growth Portfolio Service Shares(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Janus Aspen Worldwide Growth Portfolio Service Shares(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Research Bond Series Service Class(4)(9)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Capital Opportunities Series Service Class(6)
2005	510	$9.56	$4,873	2.50%	0.56%	-1.05%
2004	513	9.67	4,963	2.50%	0.20%	9.30%
2003	516	8.84	4,566	2.50%	—	23.96%
2002	—	—	—	—	—	—
MFS Emerging Growth Series Service Class(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Investors Trust Series Service Class(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	1,081	7.85	8,484	2.50%	0.44%	-21.51%
MFS New Discovery Series Service Class(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
MFS Strategic Income Series Service Class(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

STATEMENT OF ADDITIONAL INFORMATION	B-107

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 (continued)

		Net Assets		Expense Ratio(1)	Investment Income Ratio(3)	Total Return(2)
	Units	Unit Value	In whole $
CONTRACT ANNIVERSARY EDBR, LBR AND EARNINGS BENEFIT RIDER–YEARS 0 - 4 (offered April 15, 2002)
MFS Total Return Series Service Class(4)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Prudential Jennison Portfolio Class II(4)(6)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—
Van Kampen Life Investment Trust Government Portfolio Class II(5)
2005	—	—	—	—	—	—
2004	674	10.56	7,121	2.50%	4.34%	1.31%
2003	671	10.42	6,989	2.50%	3.17%	-1.03%
2002	—	—	—	—	—	—
Van Kampen Life Investment Trust Growth & Income Portfolio Class II(4)(5)
2005	—	—	—	—	—	—
2004	—	—	—	—	—	—
2003	—	—	—	—	—	—
2002	—	—	—	—	—	—

(1)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(3)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized for a product designed in the initial year units are purchased. The average net asset is calculated based on month ending net assets balance of last thirteen months for 2005 and 2004. For 2003, the average net asset is calculated based on mortality and expense charges divided by annual rate of mortality and expense risk.
(4)	No contracts with this rider investing in this investment division.
(5)	Portfolio commenced operations on May 1, 2002.
(6)	Portfolio commenced operations on April 15, 2002.
(7)	Portfolio commenced operations on April 15, 2003.
(8)	Portfolio commenced operations on August 29, 2003.
(9)	Portfolio commenced operations on February 7,2005

B-108	STATEMENT OF ADDITIONAL INFORMATION

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account F

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian VC 500 Index, Guardian VC Asset Allocation, Guardian VC High Yield Bond, Guardian VC Low Duration Bond, Guardian UBS VC Large Cap Value, Guardian UBS VC Small Cap Value, Guardian Bond, Guardian Cash, Gabelli Capital Asset, Baillie Gifford International Growth, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, AIM V.I. Aggressive Growth Series I, AIM V.I. Government Securities Series I, AIM V.I. Growth Series I, AIM V.I. Premier Equity Series I, AIM V.I. Aggressive Growth Series II, AIM V.I. Basic Value Series II, AIM V.I. Government Securities Series II, AIM V.I. Growth Fund Series II, AIM V.I. Mid Cap Core Equity Series II, AIM V.I. Premier Equity Series II, Alger American Leveraged AllCap Class O, Alger American Leveraged AllCap Class S, Alliance Bernstein Growth & Income Class B, Alliance Bernstein Large Cap Growth Class B, Alliance Bernstein Global Technology Class B, Alliance Bernstein Value Class B, Alliance Bernstein Real Estate Investment Class B, American Century VP Capital Appreciation Class I, Davis Financial, Davis Real Estate, Davis Value, Fidelity VIP Balanced Service Class 2, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Equity-Income Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Investment Grade Service Class 2, Fidelity VIP Mid Cap Service Class 2, Franklin Rising Dividends Securities Class 2, Franklin Small Cap Value Securities Class 2, Templeton Growth Securities Class 2, Janus Aspen Forty Service Shares, Janus Aspen Flexible Bond Service Shares, Janus Aspen Growth and Income Service Shares, Janus Aspen Mid Cap Growth Service Shares, Janus Aspen Worldwide Growth Service Shares, MFS Research Bond Service Class, MFS Capital Opportunities Service Class, MFS Emerging Growth Service Class, MFS Investors Trust Service Class, MFS New Discovery Service Class, MFS Strategic Income Service Class, MFS Total Return Series Service Class, Prudential Jennison Class II, Van Kampen Life Investment Trust Government Class II, Van Kampen Life Investment Trust Growth & Income Class II investment divisions (constituting The Guardian Separate Account F) at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying funds owned at December 31, 2005 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

March 8, 2006

New York, New York

STATEMENT OF ADDITIONAL INFORMATION	B-109

THE GUARDIAN INSURANCE

& ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

	As of December 31,
	2005	2004
	(In millions)
Assets:
Bonds, available for sale, at fair value (amortized cost $2,050 million; $2,053 million, respectively)	$ 2,037	$ 2,096
Affiliated mutual funds, available for sale, at fair value (cost $0 million; $13 million, respectively)	—	20
Trading securities, held for trading, at fair value (cost $34 million; $77 million, respectively)	38	77
Preferred stock, available for sale, at fair value (amortized cost $7 million; $8 million, respectively)	7	8
Policy loans	84	84
Cash and cash equivalents	303	137
Other invested assets	1	3

Total invested assets	2,470	2,425

Deferred policy acquisition costs	360	329
Investment income due and accrued	33	31
Other assets	54	56
Federal income taxes recoverable	—	16
Accounts receivable	24	38
Separate account assets	7,354	7,503

Total assets	$ 10,295	$ 10,398

Liabilities:
Future policy benefits and other policyholder liabilities	$ 2,247	$ 2,169
Due to parent and affiliated mutual funds	24	39
Federal income taxes payable	4	—
Deferred federal income taxes, net	71	78
Accrued expenses and other liabilities	125	121
Separate account liabilities	7,354	7,503

Total liabilities	9,825	9,910

Stockholder’s equity:
Common stock, $125 par value, 20,000 shares authorized, issued and outstanding	2	2
Additional paid-in capital	182	182
Retained earnings	296	290
Accumulated other comprehensive (loss) income, net of deferred taxes	(10)	14

Total stockholder’s equity	470	488

Total liabilities and stockholder’s equity	$ 10,295	$ 10,398

See notes to consolidated financial statements.

B-110	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2005	2004	2003
	(In millions)
Revenues:
Premiums	$8	$10	$11
Net investment income	104	96	85
Net realized gains on investments	5	3	3
Administrative service fees	233	220	204
Other (expense) income	(21)	(18)	(14)

Total revenues	329	311	289

Benefits and expenses:
Policyholder benefits	73	59	67
Amortization of deferred policy acquisition costs	83	86	78
Amortization of deferred software costs	—	1	1
Other operating costs and expenses	173	163	153

Total benefits and expenses	329	309	299

Income (loss) before income taxes and cumulative effect of a change in accounting principles	—	2	(10)

Federal income taxes:
Current benefit	(10)	(4)	(14)
Deferred expense (benefit)	4	(6)	—

Total federal income taxes	(6)	(10)	(14)

Income before cumulative effect of a change in accounting principles	6	12	4

Cumulative effect of a change in accounting principles, net of tax	—	(2)	—

Net income	6	10	4

Other comprehensive (loss) income, net of tax:
Change in unrealized investment (losses) gains, net of tax	(24)	(10)	12

Comprehensive (loss) income	$(18)	$—	$16

See notes to consolidated financial statements.

STATEMENT OF ADDITIONAL INFORMATION	B-111

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY

	For the Years Ended December 31,
	2005	2004	2003
	(In millions)
Common stock at par value, beginning of year	$2	$2	$2

Common stock at par value, end of year	2	2	2

Capital in excess of par value, beginning of year	182	182	162
Capital contribution	—	—	20

Capital in excess of par value, end of year	182	182	182

Retained earnings, beginning of year	290	280	276
Net income	6	10	4

Retained earnings, end of year	296	290	280

Accumulated other comprehensive income, net of deferred taxes, beginning of year	14	24	12
Change in unrealized investment (losses) gains, net of deferred taxes	(24)	(10)	12

Accumulated other comprehensive (loss) income, net of deferred taxes, end of year	(10)	14	24

Total stockholder’s equity, end of year	$470	$488	$488

See notes to consolidated financial statements.

B-112	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2005	2004	2003
	(In millions)
Operating activities:
Net income	$6	$10	$4
Adjustments to reconcile net income to net cash used in operating activities:
Net realized gains on investments	(5)	(3)	(3)
Changes in
Trading securities	56	—	—
Cumulative effect of a change in accounting principles, net of tax	—	2	—
Deferred policy acquisition costs	(31)	(8)	(1)
Deferred software costs	—	1	1
Investment income due and accrued	(2)	(2)	(9)
Other assets	4	43	(50)
Federal income taxes payable (recoverable), net	20	(4)	25
Accounts receivable	14	(18)	2
Separate accounts, net	57	63	(5)
Future policy benefits and policyholder liabilities	49	96	60
Due to parent and affiliated mutual funds	(15)	3	(12)
Deferred federal income taxes, net	(7)	(13)	6
Accrued expenses and other liabilities	4	(39)	58
Other	2	(4)	3

Net cash provided by operating activities	152	127	79

Investment activities:
Proceeds from investments sold or matured Bonds	447	394	175
Investments purchased Bonds	(469)	(709)	(764)
Affiliated mutual funds	—	(8)	(2)
Preferred stocks	—	(7)	—
Other items, net	(2)	(5)	(4)

Net cash provided by (used in) investing activities	(24)	(335)	(595)

Financing activities:
Additions to policyholder contract deposits	229	261	838
Withdrawals from policyholder contract deposits	(191)	(211)	(168)
Capital contribution	—	—	20
Other items	—	—	13

Net cash provided by financing activities	38	50	703

Net increase (decrease) in cash	166	(158)	187
Cash and cash equivalents, at beginning of year	137	295	108

Cash and cash equivalents, at end of year	$303	$137	$295

Supplemental disclosure:
Federal income taxes (recovered) paid	$(23)	$1	$(38)

See notes to consolidated financial statements.

STATEMENT OF ADDITIONAL INFORMATION	B-113

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005

1.  ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities LLC (PAS) or other broker dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is used for the sale of other products and policies.

PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (GIS).

GIS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment adviser under the Investment Adviser’s Act of 1940. GIS is the distributor and underwriter for GIAC’s variable products, and is the investment adviser to certain mutual funds sponsored by GIAC, which are investment options for the variable products.

The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a company—Guardian Baillie Gifford Ltd. (GBG)—that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment adviser for the Baillie Gifford International Growth Fund (BGIGF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Growth Fund (GBGIGF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

The Company has established eighteen insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

Pursuant to agreement with the New York State Insurance Department, the Company has an Annuitant Mortality Fluctuation Fund (AMFF), a contingency fund, which seeks to insure the reserves held for contracts in the payout period will be adequate. The Company maintained assets in each of its separate accounts for the mortality risk associated with contracts and is invested in either the Guardian Cash Fund or Guardian Stock Fund subdivision of each separate account. The New York State Insurance Department has granted the Company permission to terminate the Annuity Mortality Fluctuation Fund as of June 30, 2005. The AMFF balance was redeemed from the various separate accounts and transferred to the general account of the Company and was invested in bonds.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements include the accounts of GIAC and its majority-owned subsidiaries. These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the

B-114	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and assumptions. Some of the key estimates are in the development of policy reserves and deferred policy acquisition costs, including mortality, morbidity, lapse, expense and investment experience. Actual future results could differ from these assumptions and estimates. The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Investments

Bonds, preferred stocks and affiliated mutual funds are classified as “available for sale” and are carried at estimated fair value. Changes in unrealized gains and losses on investments, net of income tax are included in a separate component of equity, “Accumulated other comprehensive (loss) income”. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the value of the security has been less than cost; financial condition of the issuer; the near term prospects for recovery of the market value of a security; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in “Net realized gains on investments”.

Trading securities are primarily investments in affiliated mutual funds which are carried at fair value. Change in fair value of these affiliated mutual funds are reported in “Net realized gains on investments” in the Consolidated Statements of Income and Comprehensive Income.

Derivative Financial Instruments are entered into in the normal course of business to reduce the Company’s exposure to fluctuations in foreign currency exchange rates and market volatility. These hedging strategies include the use of forwards, futures, put contracts and swaps. Foreign currency forwards, swaps and put contracts are reported at fair market value in “Accrued expenses and other liabilities” in the Consolidated Balance Sheets. Changes in fair value are reported in “Net realized gains on investments” in the Consolidated Statements of Income and Comprehensive Income.

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Cash and cash equivalents include cash on hand and highly liquid debt instruments with a maturity of three months or less when purchased.

Other invested assets consist primarily of mortgage loans, and amounts due from brokers for unsettled sales. The mortgage loans are stated at amortized cost.

Net realized gains on investments

Net realized gains on investments are computed using the specific identification method. Costs of bonds and affiliated mutual funds are adjusted for impairments considered other-than-temporary and such losses on investments are included in “Net realized gains on investments.” Allowances for losses on mortgage loans are netted against asset categories to which they apply and provisions for losses on investments are included in “Net realized gains on investments.” Changes in the fair value of trading securities are included in “Net realized gains on investments.” Changes in the fair value of derivatives are included in “Net realized gains on investments.”

Deferred policy acquisition costs

Costs associated primarily with new insurance business that are deferred, to the extent such costs are deemed recoverable from future profits, are recorded as deferred policy acquisitions costs. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

STATEMENT OF ADDITIONAL INFORMATION	B-115

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in “Accumulated other comprehensive (loss) income”.

For variable life and annuity investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, using a reversion to the mean approach of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The average rate of assumed gross investment yield used in estimating expected gross profit was 6.56% to 7.00% at December 31, 2005. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods are for the estimated life of the policy.

Other assets

Other assets consist primarily of deferred, uncollected and unpaid premiums, reinsurance recoverables and receivables from custodians.

Accounts receivable

Accounts receivable consist primarily of fees receivable from separate accounts.

Separate account assets and liabilities

Separate account assets and liabilities are reported at estimated fair value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain separate account products. The investment results of separate accounts are reflected in separate account liabilities.

Future policy benefits and other policyholder liabilities

The methods and assumptions used to establish the Company’s reserve for future policy benefits and other policyholder liabilities are disclosed in Note 5, “Policyholders’ Liabilities”.

Insurance revenue and expense recognition

Insurance revenue and expenses consist of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Revenues for variable life and for individual and group variable annuity products consist of net investment income, cost of insurance and policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

Certain annuity contracts, such as those including provisions for guaranteed minimum death benefits, provide the holder a guarantee that the benefit received upon death will be no less than a minimum prescribed amount that is based

B-116	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

upon net deposits to the contract, or the highest historical account value on a contract anniversary. In 2005, the Company introduced additional annuity contracts that provide the holder with a guaranteed minimum withdrawal benefit (GMWB) prior to the annuitization date; the holder may take withdrawals up to a Guaranteed Withdrawal Amount (GWA) until the Guaranteed Withdrawal Benefit (GWB) is depleted, even if the Accumulation Value of the Basic Contract reduces to zero. The Company bears the risk that protracted under-performance of the financial markets could result in guaranteed minimum death or withdrawal benefits being higher than what accumulated policyholder account balances would support. At December 31, 2005 and 2004, the Company maintained reserves of $5 million and $4 million, respectively representing the Company’s estimate of the extent to which guaranteed minimum benefits exceed the accumulated policyholder account balances. The determination of this liability is based on models which involve numerous estimates, and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rate and mortality experience.

Federal income taxes

The Company records current and deferred income taxes. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based upon the difference between financial statement carrying amounts and the income tax basis of assets and liabilities using enacted income tax rates and laws.

Statutory accounting

Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the new National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC Codification Accounting Practices”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on statutory basis (STAT) primarily because under STAT: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (AVR) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (IMR) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as financing transactions under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums, advances to agent balances and interest maintenance reserve) must be excluded under statutory reporting through a charge to surplus, 8) investments in common stock of the Company’s wholly-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in income only when dividends are declared, 9) annuity and certain insurance premiums are recognized as premium income and 10) deferred federal income taxes are provided for temporary differences between tax and book assets and liabilities as they are under GAAP except for deferred tax assets, which are admitted assets only if they are recoverable within one year. Non-admitted deferred tax assets are recorded in surplus. Changes in deferred tax balances are recorded in surplus. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 8.

Recent Accounting Pronouncements

In December 2003, the Financial Accounting Standards Board (FASB) issued Interpretation (FIN) No. 46(R), “Consolidation of Variable Interest Entities,” which revised the original FIN No. 46 guidance issued in January 2003. FIN No. 46(R) addresses whether certain types of entities, referred to as variable interest entities (VIEs), should be consolidated in a company’s financial statements. A VIE is an entity that has one or more of the following characteristics (1) equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity’s expected losses and the right to receive the entity’s expected residual returns), (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE, or (3) the equity

STATEMENT OF ADDITIONAL INFORMATION	B-117

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

investors have voting rights that are not proportionate to their economic interest, and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest. An entity should consolidate a VIE if, as the primary beneficiary, it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. For a nonpublic entity, FIN 46(R) is effective January 1, 2004 for VIEs created after December 31, 2003 and January 1, 2005 for VIEs created before December 31, 2003. The adoption of FIN 46(R) did not have a material effect on the Company’s consolidated financial position or results of operations.

In July 2003, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 03-01, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.” AcSEC has developed the SOP to address the evolution of product designs since the issuance of SFAS No. 60, “Accounting and Reporting by Insurance Enterprises,” and SFAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” and the need for interpretative guidance to be developed in three areas: separate account presentation and valuation; the accounting recognition given sales inducements; and the classification and valuation of certain long-duration contract liabilities.

The most significant accounting implications of SOP 03-1 are as follows:

•	Establishing an additional liability for a variety of contracts and contract features, including guaranteed minimum death benefits (GMDB) and similar mortality benefits, annuitization benefits features, and no lapse guarantee features contained in variable and interest sensitive policies;

•	Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

•	Reporting and measuring the Company’s interest in its separate accounts as general account assets based on the insurer’s proportionate beneficial interest in the separate account’s underlying assets; and

•	Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs (DAC).

The provisions of SOP 03-1 were effective for fiscal years beginning after December 15, 2003, and as such the Company adopted the SOP effective January 1, 2004. The effect of initially adopting this SOP was a charge of $2 million, net of taxes, reported as a “Cumulative effect of a change in accounting principles, net of taxes”, in the Consolidated Statements of Income and Comprehensive Income.

Upon adoption of SOP 03-1, the Company reclassified $238 million of separate account assets to the general account resulting in a $163 million increase in Bonds, available for sale and a $61 million increase in trading securities, a $11 million increase in cash and cash equivalents, a $1 million increase in preferred stock as well as a $2 million increase in investment income due and accrued. Similarly, upon adoption, $175 million of separate account liabilities were reclassified resulting in a $174 million increase in Life and Annuity Reserves and a $1 million increase in other liabilities.

In March 2004, the Emerging Issues Task Force (EITF) of the FASB reached a final consensus on Issue 03-1, “The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments.” This Issue establishes impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company’s policy is generally to record income only as cash is received following an impairment of a debt security. In November 2005, the FASB issued Nos. FAS 115-1 and FAS 124-1, effective for reporting periods beginning after December 15, 2005, which nullifies a substantial portion of EITF 03-1. In addition, the FSP addresses the determination as to when an investment is considered impaired, whether the impairment is other than temporary and the measurement of an impairment loss. The adoption of FAS FSP Nos. 115-1 and FAS 124-1 is not expected to have a material effect on the Company’s consolidated financial position or results of operations.

The FASB issued guidance during June 2005 on accounting for embedded options in certain debt instruments under SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities.” The guidance is contained in Derivatives

B-118	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Implementation Group (DIG) Issue B38, “Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option” (Issue B38) and DIG Issue B39, “Application of Paragraph 13 (b) to Call Options That Are Exercisable Only by the Debtor” (Issue B39). Issue B38 states that prepayment options meet the net settlement criterion and therefore could qualify as an embedded derivative that would require bifurcation from the host debt instrument, such as of prepayment options in conventional commercial mortgages. Issue B39 states that a common prepayment option that is controlled by the debtor should be considered clearly and closely related to the debt host contract and therefore, should not be bifurcated. The guidance is effective for the first fiscal quarter beginning after December 15, 2005. Adoption of this guidance is not expected to have a material effect on the Company’s financial statements.

During May 2005 the FASB issued SFAS No. 154, “Accounting Changes and Error Corrections a replacement of APB Opinion No. 20 and FASB Statement No. 3.” This Statement requires retrospective application of changes in accounting principle to prior period financial statements unless it is impracticable to determine either the period specific effects or the cumulative effect of the change. The guidance is effective for fiscal years beginning after December 15, 2005 and will be adopted by the Company in 2006.

In September 2005, AcSEC of the AICPA issued SOP 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts.” SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards (“SFAS”) No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company is currently assessing the impact of SOP 05-1 on the Company’s consolidated financial position and results of operations.

Reclassifications:

Certain amounts in prior years have been reclassified to conform to the current year presentation.

3.  INVESTMENTS

Securities

The following tables provide additional information relating to the cost basis and estimated fair value of bonds, preferred stock and affiliated mutual funds as of December 31:

	Amortized Cost	Gross Unrealized		Estimated Fair Value
December 31, 2005		Gains	(Losses)
	(In millions)
U.S. Government	$5	$—	$—	$5
All other Government	33	—	—	33
Political subdivisions	9	—	—	9
Special revenue	30	—	—	30
Public utilities	352	5	(4)	353
Industrial and miscellaneous	1,621	12	(26)	1,607

Total Bonds	$2,050	$17	$(30)	$2,037

Preferred Stocks	7	—	—	7

Total Preferred Stocks	$7	$—	$—	$7

STATEMENT OF ADDITIONAL INFORMATION	B-119

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

	Amortized Cost	Gross Unrealized		Estimated Fair Value
December 31, 2004		Gains	(Losses)
		(In millions)
U.S. Government	$6	$—	$—	$6
All other Government	28	1	—	29
States, Territories	12	—	—	12
Political subdivisions	8	—	—	8
Special revenue	44	—	—	44
Public utilities	166	3	—	169
Industrial and miscellaneous	1,789	45	(6)	1,828

Total Bonds	$2,053	$49	$(6)	$2,096

Preferred Stocks	8	—	—	8

Total Preferred Stocks	$8	$—	$—	$8

Affiliated Mutual Funds	13	7	—	20

Total Affiliated Mutual Funds*	$13	$7	$—	$20

* Cost basis

The amortized cost and estimated fair value of bonds as of December 31, 2005 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	Amortized Cost	Estimated Fair Value
	(In millions)
Due in one year or less	$340	$340
Due after one year through five years	1,185	1,176
Due after five years through ten years	334	330
Due after ten years	46	47
Sinking fund bonds, mortgage backed securities and asset backed securities	145	144

Total	$2,050	$2,037

Proceeds from sales and maturities of investments in bonds amounted to $447 million, $394 million and $175 million in 2005, 2004 and 2003, respectively. Gross gains of $ 6 million, $4 million and $2 million and gross losses of $ 3 million, $1 million and $1 million were realized on sales and prepayments of bonds in 2005, 2004 and 2003, respectively.

There were no sales of preferred stocks in 2005 and 2004.

There were no sales of affiliated mutual funds in 2005, 2004 or 2003.

As of December 31, 2005, affiliated mutual funds reported as available for sale of $20 million in 2004, is now classified as Trading Securities.

B-120	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2005 and 2004, are as follows:

December 31, 2005	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$—	$—	$3	$—	$3	$—
All Other Government	16	—	11	—	27	—
Political Subdivisions	—	—	10	—	10	—
Special Revenue	10	—	18	—	28	—
Public Utilities	185	(3)	46	(1)	231	(4)
Industrial and Miscellaneous	945	(17)	242	(9)	1,187	(26)

Total Bonds	$1,156	$(20)	$330	$(10)	$1,486	$(30)
Preferred Stocks	5	—	—	—	5	—

Total Preferred Stocks	$5	$—	$—	$—	$5	$—

Total Temporarily Impaired Securities	$1,161	$(20)	$330	$(10)	$1,491	$(30)

December 31, 2004	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$2	$—	$—	$—	$2	$—
All Other Government	8	—	—	—	8	—
States, Territories	7	—	5	—	12	—
Political Subdivisions	—	—	8	—	8	—
Special Revenue	28	—	2	—	30	—
Public Utilities	39	—	1	—	40	—
Industrial and Miscellaneous	563	(4)	37	(2)	600	(6)

Total Bonds	$647	$(4)	$53	$(2)	$700	$(6)
Preferred Stocks	5	—	—	—	5	—

Total Preferred Stocks	$5	$—	$—	$—	$5	$—

Total Temporarily Impaired Securities	$652	$(4)	$53	$(2)	$705	$(6)

The Company’s investment portfolio includes individual securities which are in an unrealized loss position and have not been recognized as other than temporary impairments. There were 133 securities in an unrealized loss position for greater than 12 months with a book value of $340 million and a fair value of $330 million as of December 31, 2005. There were twenty nine securities in an unrealized loss position for greater than 12 months with a book value of $55 million and a fair value of $53 million as of December 31, 2004.

In reaching the conclusion that these impairments are not other-than temporary, management considered many factors including: duration and severity of impairment, cash flow, investment sector stability, credit worthiness, financial condition of issuer, and intent and ability to hold to allow for recovery in value.

Special Deposits

Assets of $4 million at December 31, 2005 and 2004 were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in “Bonds” in the Consolidated Balance Sheets.

STATEMENT OF ADDITIONAL INFORMATION	B-121

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Repurchase Agreements

The Company has entered into repurchase agreements whereby securities will be resold at a specified date and price. Assets of $28 million and $38 million are included in the Consolidated Balance Sheets as cash and cash equivalents as of December 31, 2005 and 2004, respectively, and are subject to repurchase. The Company’s policy requires a minimum of 102% of the fair value of the borrowed securities as collateral, calculated on a daily basis, in the form of either cash or securities.

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

	2005	2004	2003
	(In millions)
Bonds	$94	$87	$78
Affiliated mutual funds	4	5	1
Policy loans	4	4	5
Cash equivalents and short term investments	4	2	3

Gross investment income	106	98	87
Less: Investment expenses	(2)	(2)	(2)

Net investment income	$104	$96	$85

Net realized gains on investments for the years ended December 31 were from the following sources:

	2005	2004	2003
	(In millions)
Bonds	$1	$2	$1
Trading Securities	4	1	2

Net realized gains on investments	$5	$3	$3

During 2005, the Company recorded losses for investments that have experienced a decline in value considered to be other than temporary in the amount of $1 million. No such losses were recorded in 2004 and 2003.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (GMWB). In order to minimize the volatility associated with the GMWB, the Company has established a hedge strategy to manage this risk. In 2005, the Company began hedging its GMWB exposures using Standard and Poors (“S&P”) 500 and US Treasury futures contracts. The Company held contracts purchased to hedge the GMWB exposures as of December 31, 2005 of $5 million. For the years ended December 31, 2005, net realized capital gains included the change in the market value of both the value of the embedded derivative related to the GMWB liability and the related derivative contracts purchased as economic hedges, the net effect was a gain of $0.04 million.

Accumulated Other Comprehensive (Loss) Income

Accumulated other comprehensive (loss) income consists of net unrealized investment gains (losses) on securities available for sale. Changes in this amount include reclassification adjustments to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been a component of “Other comprehensive income” in earlier periods.

B-122	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

	Unrealized Gains (Losses) on Investments	Impact of Unrealized Gains (Losses) on Deferred Policy Acquisition Costs	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(In millions)
Balance, December 31, 2002	$40	$(21)	$(7)	$12
Net unrealized investments gains (losses) on investments arising during period	31	—	(11)	20
Reclassification adjustments for (gains) losses included in net income	1	—	—	1
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs	—	(14)	5	(9)

Balance, December 31, 2003	72	(35)	(13)	24
Net unrealized investments gains (losses) on investments arising during period	(44)	—	15	(29)
Reclassification adjustments for (gains) losses included in net income	15	—	(5)	10
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs	—	13	(4)	9

Balance, December 31, 2004	43	(22)	(7)	14
Net unrealized investments gains (losses) on investments arising during period	(76)	—	26	(50)
Reclassification adjustments for (gains) losses included in net income	15	—	(5)	10
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs	—	25	(9)	16

Balance, December 31, 2005	$(18)	$3	$5	$(10)

4.  DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs (DAC) as of and for the years ended December 31 are as follows:

	2005	2004	2003
	(In millions)
Balance, beginning of year	$329	$321	$320
Capitalization of deferrable expenses	60	55	94
Amortization	(83)	(90)	(108)
Change in unrealized investment gains (losses), net	25	13	(14)
Interest on DAC	29	30	29

Balance, end of year	$360	$329	$321

There were no changes in 2005.

During 2004, the Company recorded $11million of additional annuitizations reflecting lower estimates due to increased level of amortization of deferred annuity contracts.

During 2003, the Company recorded $22 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products primarily due to increased long term lapse rate assumptions.

STATEMENT OF ADDITIONAL INFORMATION	B-123

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

5.  POLICYHOLDERS’ LIABILITIES

The balances of future policy benefits and policyholders’ account balances and separate account liabilities at December 31 are follows:

	2005	2004
	(In millions)
Future Policy Benefits
Life insurance	$1	$3
Annuities	373	285

Future policy benefits	374	288

Policyholders’ Account Balances
Individual annuities	1,511	1,514
Group annuities	259	261
Variable life	103	106

Policyholders’ account balances	1,873	1,881

Total future policy benefits and policyholders’ account balances	$2,247	$2,169

Separate account liabilities
Individual annuities	4,372	4,493
Group annuities	2,430	2,468
Variable life	552	542

Total separate account liabilities	$7,354	$7,503

The following table highlights the key assumptions generally utilized in calculating liabilities for future policy benefits:

Product	Mortality	Interest Rate	Estimation Method
Life insurance	Based on Company’s experience, established at issue	4.00%	Present value of future benefit payments and related expenses, less the present value of future net premiums
Individual and immediate annuities	SA, 1971, 1983a, A2000 mortality tables with certain modifications	4.00%	Present value of expected future payments based on historical experience

Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses and to recover any unamortized policy acquisition costs. The Company had no premium deficiency reserves as of December 31, 2005 and 2004.

Policyholders’ account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. The carrying value approximates fair value.

Certain contract provisions that determine the policyholders’ account balances are as follows:

Product	Credited Fixed Interest Rates	Withdrawal/Surrender Charges
Individual annuities	3.10% to 5.15%	Declining to zero over 4 to 7 years.
Group annuities	2.50% to 5.40%	Contractually agreed upon rates, declining to zero over a maximum of 9 years.
Variable life	4.00%	Declining to zero over 10 to 15 years.

B-124	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Guaranteed Minimum Benefits

The Company issues variable annuity contracts with guarantees. For guarantees of amounts in the event of death or income benefit, the net amount at risk is defined as the current GMDB or GMIB in excess of the current account balance at the Consolidated Balance Sheet date. For guarantees of withdrawal benefits, the net amount at risk is defined as the guaranteed remaining balance in excess of the current account balance at the Consolidated Balance Sheet date.

The Company issues certain variable annuity contracts with GMDB features that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

b)	Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2005 and 2004 for GMDB’s (In millions):

	In the Event of Death
	2005	2004
Account Value	$5,282	$5,517
Net amount at risk	$272	$417
Average attained age of contractholders	61	61

The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying consolidated Balance Sheet (In millions):

	2005	2004
Balance at January 1	$4	$9
Incurred guarantee benefits	4	(1)
Paid guarantee benefits	(3)	(4)

Balance at December 31	$5	$4

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The GMIB liability, determined by estimating the cumulated value of a percentage of the total assessments to date, was $0.4 million at December 31, 2005. Changes in the GMDB and GMIB liabilities is recorded in policyholder benefits in the Company’s Consolidated Statements of Income and Comprehensive Income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at December 31, 2005:

•	Data used was based on 100 stochastically generated investment performance scenarios selected to represent 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumption was 8.25%.

•	Volatility assumption was 14.00% standard duration.

•	Mortality was assumed to be 90% of the Annuity 2000 table.

•	The base annual lapse rate used in the Company’s analysis was 13%. For the contracts, where the ratio of GMDB to the Account Value is greater than 100%, but less than 120%, the Company assumed a lapse rate equal to 90% of the base annual lapse rate. For the contracts where the GMDB to the Account Value exceeds 120%, the Company assumed a lapse ratio of 70% of the base annual lapse rate. The Company used 6.5% interest rate and a 2000a mortality table with a 50/50 male/female blend using the pivot age of 65 for the present value calculations.

•	Discount rate was 5%.

STATEMENT OF ADDITIONAL INFORMATION	B-125

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

The aggregate fair value of assets, (including the general and separate account fund options), held by variable annuity products that are subject to GMDB benefits and guarantees at December 31, 2005 and 2004 were $5,972 million and $5,498 million.

The Company issues certain variable annuity contract with GMWB features that guarantee a withdrawal benefit up to a Guaranteed Withdrawal Amount until the Guaranteed Withdrawal Benefit is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GMWB represents an embedded derivative under SFAS 133 which is reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder liabilities. Changes in the fair value of the embedded derivative are recorded in “Net realized gains on investments.” The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

As of December 31, 2005, annuities with the GMWB rider have an account value of $68 million and a GWB of $67 million.

6.  REINSURANCE

The Company participates in reinsurance in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. The Company has entered into cession agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceded balances would represent a liability to the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable there from, recording an allowance when necessary for uncollectible reinsurance. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period.

The following indicates the volume of reinsurance amounts on total premiums included in the Consolidated Statements of Income and Comprehensive Income for the years ended December 31:

	2005	2004	2003
	(In millions)
Short-duration contracts:
Direct premiums	$1	$3	$5
Reinsurance ceded	(1)	(3)	(4)

Premiums	$—	$—	$1

	2005	2004	2003
	(In millions)
Long-duration contracts:
Direct premiums	$73	$79	$86
Reinsurance assumed	2	—	—
Reinsurance ceded	(65)	(69)	(77)

Premiums	$10	$10	$9

As of December 31, 2005 and 2004, reinsurance recoverables in the Company’s Consolidated Balance Sheets were $0.4 million and $5 million.

B-126	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

7.  FEDERAL INCOME TAXES

The Company and its wholly owned subsidiaries, PAS and GIS, are included in the consolidated federal income tax return with Guardian Life and with certain of its domestic insurance and non-insurance subsidiaries. The consolidated income tax liability is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable in the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of filing of the consolidated return.

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect on tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

The components of income tax (benefit) for the years ended December 31 were as follows:

	2005	2004	2003
	(In millions)
Federal income tax (benefit):
Current tax	$(10)	$(4)	$(14)
Deferred tax	4	(6)	—

Total	$(6)	$(10)	$(14)

The Company’s income tax (benefit) expense differs from the amount computed by applying the expected federal income tax rate of 35% to income from continuing operations before income taxes for the following reasons:

	2005	2004	2003
	(In millions)

Expected taxes on pre-tax income (loss)	$1	$1	$(4)
Permanent adjustments:
Dividends received deduction	(8)	(11)	(12)
True-up of deferred tax on bonds	—	—	2
Other	1	—	—

Total income tax (benefit)	$(6)	$(10)	$(14)

STATEMENT OF ADDITIONAL INFORMATION	B-127

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Deferred tax assets and liabilities at December 31 resulted from the items listed in the following table:

	2005	2004
	(In millions)
Deferred tax assets:
Separate account allowances	$28	$22
DAC Proxy	20	25
Investments	4	—
Other	3	—
Reserves	—	3

Gross deferred tax assets	55	50

Deferred tax liabilities:
DAC	126	122
Investments	—	4
Other	—	2

Gross deferred tax liabilities	126	128

Net deferred tax liability	$71	$78

The Company’s management has concluded that the gross deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

At December 31, 2005, the Company did not have any unused net operating loss carryforwards available to offset against future taxable income.

The Company’s Federal income tax returns are routinely examined by the Internal Revenue Service (“Service”) and provisions are made in the financial statements in anticipation of the results of these audits. The Service has completed all examinations of the consolidated federal income tax returns through 2002. There were no material effects on the Company’s consolidated results of operations as a result of these audits. Management believes that sufficient provisions have been made for potential adjustments.

8.  STATUTORY CAPITAL AND SURPLUS AND INCOME

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits using different actuarial and interest assumptions, limiting deferred taxes, and valuing securities on a different basis.

Under the Delaware Insurance Law, the maximum amounts of distributions which can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment gains). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2005, the maximum amount of dividends the Company could pay The Guardian in 2006 without prior approval from the state insurance regulatory authorities is $24 million.

B-128	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities for the year ended:

	2005	2004	2003
	(In millions)
Consolidated GAAP net income	$6	$10	$4
Adjustments to reconcile to statutory basis:
Statutory net (income) loss of subsidiaries	(3)	(2)	2
Change in deferred policy acquisition costs	(5)	5	(16)
Re-estimation of future policy benefits	15	2	(2)
Reinsurance	4	4	(4)
Deferred federal income tax benefit	4	(6)	(1)
Amortization of interest maintenance reserve	—	—	(1)
Transfer to interest maintenance reserve	—	(1)	(1)
Cumulative effect of a change in accounting principles, net of tax	—	2	—
Other, net	—	—	6

Statutory net income (loss)	$21	$14	$(13)

The following reconciles the consolidated GAAP stockholder’s equity of the Company to statutory capital and surplus as reported to the regulatory authorities as of December 31:

	2005	2004	2003
	(In millions)
Consolidated GAAP stockholder’s equity	$470	$488	$488
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	(360)	(329)	(321)
Deferred software costs	—	—	(1)
Asset valuation reserve	(20)	(16)	(12)
Re-estimation of future policy benefits	(29)	(40)	(47)
Establishment of deferred income tax liability, net	71	78	91
Unrealized losses (gains) on investments	18	(43)	(72)
Separate account allowances	61	57	60
Other liabilities	28	24	25
Deferred premiums	1	2	2
Other, net	4	10	9

Statutory capital and surplus	$244	$231	$222

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

Bonds, Preferred Stocks and Affiliated Mutual Funds

For bonds, preferred stocks and affiliated mutual funds other than private placements, estimated fair value is based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

STATEMENT OF ADDITIONAL INFORMATION	B-129

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

Trading Securities

Trading securities are primarily investments in affiliated mutual funds which are carried at fair value. Change in fair value of these affiliated mutual funds are reported in Net realized gain on investment in the Consolidated Statements of Income and Comprehensive Income.

Policy Loans

The estimated fair value of policy loans approximate the carrying amount since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Future Policy Benefits and Policyholders’ Account Balances

Future policy benefits estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

Policyholders’ account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. Carrying value approximates fair value.

The following table discloses the carrying amounts and estimated fair values of the Company’s financial instruments at December 31:

	2005		2004
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In millions)
Financial assets:
Bonds, available for sale	$2,037	$2,037	$2,096	$2,096
Affiliated mutual funds	—	—	20	20
Trading securities	38	38	77	77
Preferred stocks	7	7	8	8
Policy loans	84	84	84	84
Cash and cash equivalents	303	303	137	137
Separate account assets	7,354	7,354	7,503	7,503

Financial liabilities:
Future policy benefits	374	374	288	288
Policyholders’ account balances	9,227	9,227	9,384	9,384

10.  RELATED PARTY TRANSACTIONS

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $145 million in 2005, $140 million in 2004 and $138 million in 2003, and, in the opinion of management, were considered appropriate for the services rendered.

A significant portion of the Company’s separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The BGIGF, The BGEMF, The GBGIGF, The GBGEMF, The Guardian UBS VC Large Cap Fund and The Guardian UBS VC Small Cap Stock Fund.

B-130	STATEMENT OF ADDITIONAL INFORMATION

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

The separate account assets invested in affiliated mutual funds as of December 31 are as follows:

	2005	2004
	(In millions)
The Guardian Stock Fund	$1,035	$1,261
The Guardian VC 500 Index Fund	93	82
The Guardian VC Allocation Fund	27	27
The Guardian High Yield Bond Fund	32	32
The Guardian VC Low Duration Bond Fund	20	16
The Guardian Bond Fund	329	340
The Guardian Cash Fund	218	235
The Baillie Gifford International Growth Fund	211	190
The Baillie Gifford Emerging Markets Fund	123	74
The Guardian UBS VC Large Cap Fund	14	10
The Guardian UBS VC Small Cap Fund	15	12
The Guardian Small Cap Stock Fund	183	191
The Guardian Park Avenue Fund	165	210
The Guardian Park Avenue Small Cap Fund	55	70
The Guardian Asset Allocation Fund	28	34
The Guardian Baillie Gifford International Growth Fund	15	13
The Guardian Baillie Gifford Emerging Markets Fund	72	37
The Guardian Investment Quality Bond Fund	43	46
The Guardian High Yield Bond Fund	6	8
The Guardian Cash Management Fund	158	194

	$2,842	$3,082

The Company maintains investments in trading securities and affiliated mutual funds. These investments as of December 31 are as follows:

	2005	2004
	(In millions)
Trading Securities:
The Guardian Park Avenue Small Cap Fund	$3	$3
The Guardian Asset Allocation Fund	3	3
The Guardian Baillie Gifford International Growth Fund	2	2
The Guardian Baillie Gifford Emerging Markets Fund	3	2
The Guardian Investment Quality Bond Fund	2	2
The Guardian High Yield Bond Fund	2	2
The Guardian Cash Management Fund	2	2
The Guardian Small Cap Stock Fund	20	—
The Guardian Cash Fund	1	61

Trading Securities	38	77

Affiliated Mutual Funds:
The Guardian Small Cap Stock Fund	—	20

Affiliated Mutual Funds	—	20

Total Trading Securities and Affiliated Mutual Funds	$38	$97

STATEMENT OF ADDITIONAL INFORMATION	B-131

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2005 (continued)

11.  CONTINGENCY

Since approximately September 2003, the financial services industry, including mutual fund, variable annuity, life insurance and distribution companies have been the subject of scrutiny by regulators, including the SEC, regarding late trading and market timing in connection with mutual funds and variable insurance contracts. By letter dated November 8, 2005 (the “SEC Letter”), the Company has been requested by the SEC to perform harm analyses resulting from late trading and market timing in certain variable annuity contracts and variable life policies sponsored by the Company. The Company is in the process of performing the requested analyses. Since both the harm analysis and our discussions with the SEC are in their early stages, we are not able at this time to state that an unfavorable outcome in a material amount to the Company is reasonably probable or to make a reasonable estimate of potential loss. We believe, however, that (i) the Company will be subject to a liability to make whole contract owners who have been harmed by mispriced transactions as a result of late trading, and (ii) it is more likely than not that in the event of an unfavorable outcome in the market timing matter, the SEC will require the Company to make restitution for harm caused by market timing referred to in the SEC Letter. While the outcome of this matter cannot be predicted with certainty, in the opinion of management any resulting liability is not likely to have a material adverse effect on the Company’s consolidated financial position.

B-132	STATEMENT OF ADDITIONAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholder’s equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries (the “Company”) at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, effective January 1, 2004, the Company adopted Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, and Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments.

March 6, 2006

STATEMENT OF ADDITIONAL INFORMATION	B-133

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	The following financial statements have been incorporated by reference or are included in Part B:

(1)	The Guardian Separate Account F:

Statement of Assets and Liabilities as of December 31, 2005

Statement of Operations for the Year Ended December 31, 2005

Statements of Changes in Net Assets for the Years Ended December 31, 2005 and 2004

Notes to Financial Statements Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(2)	The Guardian Insurance & Annuity Company, Inc.:

Consolidated Balance Sheets as of December 31, 2005 and 2004

Consolidated Statements of Income and Comprehensive Income for the Three Years Ended December 31, 2005, 2004 and 2003

Consolidated Statements of Changes in Stockholders’ Equity for the Three Years Ended December 31, 2005, 2004 and 2003

Consolidated Statements of Cash Flow for the Three Years Ended December 31, 2005, 2004 and 2003

Notes to Consolidated Financial Statements Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(b)	Exhibits

Number	Description
1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account F(1)

2	Not Applicable

3	Underwriting and Distribution Contracts:
(a) Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation, as amended(1)
(b) Form of Broker-Dealer Supervisory and Service Agreement(1)

4	Specimen of Variable Annuity Contract(3)

5	Form of Application for Variable Annuity Contract(4)

6	(a) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc., as amended (1)(2)
(b) By-laws of The Guardian Insurance & Annuity Company, Inc.(1)

7	Not Applicable

8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.(1)

9	(a) Opinion of Counsel(4)
(b) Consent of Counsel(4)

10	Consent of PricewaterhouseCoopers LLP(6)

11	Not Applicable

12	Not Applicable

13	(a) Schedule for Computation of Performance Quotations(1)
(b) Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.(5)

(1)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292) as initially filed on June 1, 2000.
(2)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292), as previously filed on May 1, 2001.
(3)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-119629) as previously filed on October 10, 2004.
(4)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-119629) as previously filed on December 10, 2004.
(5)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-119629) as previously filed on March 13, 2006.
(6)	Filed herewith.

Item 25. Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

Name	Positions with GIAC
Dennis J. Manning	Chairman, Chief Executive Officer and Director
Bruce C. Long	President and Director
Armand M. de Palo	Director
Gary B. Lenderink	Director
Joseph A. Caruso	Senior Vice President, Corporate Secretary and Director
Michael Sakoulas	Senior Vice President and Chief Actuary
John H. Walter	Vice President and Controller
Richard T. Potter, Jr.	Senior Vice President and Counsel
Dennis P. Mosticchio	Vice President, Group Pensions
Donald P. Sullivan, Jr.	Senior Vice President, Administration
Peggy L. Coppola	Senior Vice President, Equity Business Development
Robert E. Broatch	Director
Thomas G. Sorell	Executive Vice President and Chief Investment Officer
Richard A. Cumiskey	Senior Vice President & Chief Compliance Officer
James Consolati	Vice President, Retirement Services
Hugh J. McAleer.	Vice President, Selection, Claims & Individual Markets Operations

Item 26. Persons Controlled by or under Common Control with Registrant

The following entities at the left margin set forth the entities directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of September 30, 2006. Entities which are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

Name	State of Incorporation or Organization	Percent of Voting Securities Owned
The Guardian Insurance & Annuity Company, Inc.	Delaware	100%
Guardian Investor Services LLC	New York	100%
Guardian Baillie Gifford Limited	Scotland	51%
Park Avenue Securities LLC	Delaware	100%

Berkshire Life Insurance Company of America	Massachusetts	100%

Guardian Trust Company, FSB	Federal Savings Bank	100%

Park Avenue Life Insurance Company	Delaware	100%
Family Service Life Insurance Company	Texas	100%
Sentinel American Life Insurance Company	Texas	100%

Managed Dental Care	California	100%

Private Healthcare Systems, Inc.	Delaware	25% of Class A 14.75% of Class B

First Commonwealth, Inc.	Delaware	100%

First Commonwealth Limited Health Services Corporation	Illinois	100%
First Commonwealth Limited Health Services Corporation	Wisconsin	100%
First Commonwealth of Illinois, Inc.	Illinois	100%
First Commonwealth Reinsurance Company	Arizona	100%
First Commonwealth of Missouri, Inc.	Missouri	100%
First Commonwealth Limited Health Service Corporation of Michigan	Michigan	100%
First Commonwealth Insurance Company	Illinois	100%
First Commonwealth Health Services Corporation	Illinois	100%

Managed DentalGuard, Inc.	New Jersey	100%

Managed DentalGuard, Inc.	Texas	100%

Innovative Underwriters, Inc.	New Jersey	100%
Innovative Underwriters of Hawaii, Inc.	Hawaii	100%

Hanover Acquisition LLC	Delaware	100%

The Guardian Tax-Exempt Fund	Massachusetts	87.21%
The Guardian Baillie Gifford International Growth Fund	Massachusetts	29.33%
The Guardian Investment Quality Bond Fund	Massachusetts	38.51%
The Guardian Park Avenue Small Cap Fund	Massachusetts	24.13%
The Guardian Baillie Gifford Emerging Markets Fund	Massachusetts	36.42%
The Guardian High Yield Bond Fund	Massachusetts	81.54%
The Guardian Low Duration Bond Fund	Massachusetts	91.04%
The Guardian Small Cap Stock Fund	Maryland	48.92%
The Guardian VC Asset Allocation Fund	Maryland	41.28%
The Guardian Asset Allocation Fund	Massachusetts	13.80%
The Guardian VC 500 Index Fund	Maryland	43.32%
The Guardian VC High Yield Bond Fund	Maryland	49.94%
The Guardian VC Low Duration Bond Fund	Maryland	28.26%
The Guardian S&P 500 Index Fund	Massachusetts	12.07%
The Guardian Park Avenue Fund	Massachusetts	13.94%

The Guardian UBS Large Cap Value Fund	Massachusetts	89.81%
The Guardian UBS Small Cap Value Fund	Massachusetts	88.02%
The Guardian UBS VC Large Cap Value Fund	Maryland	76.68%
The Guardian UBS VC Small Cap Value Fund	Maryland	37.79%

The following list sets forth the entities directly controlled by GIAC for the benefit of various contractholders and, thus, indirectly controlled by Guardian Life, as of September 30, 2006:

Name	Place of Incorporation or Organization	Approximate Percentage of Voting Securities Owned by GIAC
The Guardian Cash Fund, Inc.	Maryland	100%
The Guardian Bond Fund, Inc.	Maryland	100%
The Guardian Variable Contract Funds, Inc.	Maryland	100%
GIAC Funds, Inc.	Maryland	100%

Item 27. Number of Contract owners

Type of Contract	As of September 30, 2006
Non-Qualified	2,608
Qualified	2,752

Total	5,360

Item 28. Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Guardian Investor Services LLC (“GIS”) is the principal underwriter of the Registrant’s variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian VC Low Duration Bond Fund, The Guardian VC 500 Index Fund, The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Low Duration Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian S&P 500 Index Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund, The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund; and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended (“1940 Act”). In addition, GIS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of each director and officer of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

Name	Position(s) with GIS
Bruce C. Long	President & Director
Gary B. Lenderink	Director
Armand M. dePalo	Director
John H. Walter	Vice President and Controller
Richard T. Potter, Jr.	Senior Vice President and Counsel
Donald P. Sullivan, Jr.	Senior Vice President, Equity Administration
Joseph A. Caruso	Senior Vice President, Corporate Secretary and Director
Peggy L. Coppola	Vice President, Equity Business Development
William D. Ford	Vice President and National Accounts Manager
Keith E. Roddy	Senior Vice President and National Sales Director
Peter M. Quinn	Vice President
Dennis J. Manning	Director
Robert E. Broatch	Director
Thomas G. Sorell	Executive Vice President and Chief Investment Officer
Richard A. Cumiskey	Senior Vice President and Compliance Officer
James Consolati	Vice President, Retirement Services
Peter T. Joyce	Vice President, Internal Sales
Peter M. Quinn	Vice President, Retirement Sales
Dennis J. Manning	Director
Robert E. Broatch	Director

(c) GIS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
N/A	N/A	N/A	N/A

Item 30. Location of Accounts and Records

Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31. Management Services

None.

Item 32. Undertakings

(a)	The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account F certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 21ST day of December, 2006.

The Guardian Separate Account F (Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (Depositor)

By:	/s/ Bruce C. Long
Bruce C. Long President and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Dennis J. Manning* Dennis J. Manning (Principal Executive Officer)	Chairman, Chief Executive Officer and Director

/s/ John H. Walter John H. Walter (Principal Accounting Officer)	Vice President and Controller

/s/ Bruce C. Long Bruce C. Long	President and Director

/s/ Armand M. dePalo* Armand M. dePalo	Director
Director
Robert E. Broatch

/s/ Joseph A. Caruso* Joseph A. Caruso	Director, Senior Vice President and Corporate Secretary

/s/ Gary B. Lenderink* Gary B. Lenderink	Director

By	/s/ Bruce C. Long	Date: December 21, 2006
Bruce C. Long President and Director

*	Pursuant to a Power of Attorney

Exhibit Index

Number	Description
10	Consent of Pricewaterhouse Coopers LLP